UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2010

Date of reporting period: August 31, 2009

Item 1.    Reports to Stockholders

Note to Shareholders

Effective August 14, 2009, the names of the below listed iShares Funds changed to reflect changes in the names of the Funds’ corresponding underlying indexes. No changes were made to the Funds’investment objectives, tickers or respective index methodologies in connection with these name changes.

Former Fund Name	Current Fund Name

iShares S&P California Municipal Bond Fund	iShares S&P California AMT-Free Municipal Bond Fund

iShares S&P National Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund

iShares S&P Short Term National Municipal Bond Fund	iShares S&P Short Term National AMT-Free Municipal Bond Fund

iShares S&P New York Municipal Bond Fund	iShares S&P New York AMT-Free Municipal Bond Fund

Former Index Name	Current Index Name

S&P California Municipal Bond Index	S&P California AMT-Free Municipal Bond IndexTM

S&P National Municipal Bond Index	S&P National AMT-Free Municipal Bond IndexTM

S&P National 0-5 Year Municipal Bond Index	S&P Short Term National AMT-Free Municipal Bond IndexTM

S&P New York Municipal Bond Index	S&P New York AMT-Free Municipal Bond IndexTM

Fund Performance Overview

iSHARES® BARCLAYS TREASURY BOND FUNDS

Performance as of August 31, 2009

	Average Annual Total Returns

	Year Ended 8/31/09			Five Years Ended 8/31/09			Inception to 8/31/09

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Short Treasury	1.13%	1.06%	1.26%	–	–	–	3.02%	3.03%	3.11%
Barclays 1-3 Year Treasury	3.86%	3.82%	4.11%	3.86%	3.86%	3.97%	3.40%	3.41%	3.53%
Barclays 3-7 Year Treasury	6.44%	6.40%	6.87%	–	–	–	7.67%	7.68%	7.83%
Barclays 7-10 Year Treasury	6.57%	6.44%	6.77%	5.49%	5.49%	5.56%	5.65%	5.66%	5.64%
Barclays 10-20 Year Treasury	7.77%	7.81%	7.66%	–	–	–	7.88%	7.92%	7.84%
Barclays 20+ Year Treasury	6.98%	7.06%	7.08%	6.58%	6.59%	6.65%	6.98%	6.99%	7.05%
Barclays TIPS	(0.53)%	(0.58)%	(0.48)%	4.23%	4.26%	4.39%	4.78%	4.82%	4.94%

	Cumulative Total Returns

	Year Ended 8/31/09			Five Years Ended 8/31/09			Inception to 8/31/09

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Short Treasury	1.13%	1.06%	1.26%	–	–	–	8.22%	8.24%	8.48%
Barclays 1-3 Year Treasury	3.86%	3.82%	4.11%	20.84%	20.86%	21.49%	26.86%	26.93%	27.98%
Barclays 3-7 Year Treasury	6.44%	6.40%	6.87%	–	–	–	21.67%	21.70%	22.17%
Barclays 7-10 Year Treasury	6.57%	6.44%	6.77%	30.64%	30.61%	31.07%	47.87%	47.89%	47.82%
Barclays 10-20 Year Treasury	7.77%	7.81%	7.66%	–	–	–	22.31%	22.42%	22.22%
Barclays 20+ Year Treasury	6.98%	7.06%	7.08%	37.53%	37.56%	37.98%	61.64%	61.72%	62.43%
Barclays TIPS	(0.53)%	(0.58)%	(0.48)%	23.03%	23.18%	23.96%	30.78%	31.07%	31.96%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the iShares Barclays 1-3 Year Treasury, iShares Barclays 7-10 Year Treasury, and iShares Barclays 20+ Year Treasury Bond Funds; 1/5/07 for the iShares Barclays Short Treasury, iShares Barclays 3-7 Year Treasury, and iShares Barclays 10-20 Year Treasury Bond Funds; and 12/4/03 for the iShares Barclays TIPS Bond Fund). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/26/02 for the iShares Barclays 1-3 Year Treasury, iShares Barclays 7-10 Year Treasury and iShares Barclays 20+ Year Treasury Bond Funds; 1/11/07 for the iShares Barclays Short Treasury, iShares Barclays 3-7 Year Treasury and iShares Barclays 10-20 Year Treasury Bond Funds; and 12/5/03 for the iShares Barclays TIPS Bond Fund), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 0.22%, while the total return for the Index was 0.30%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	96.29%

Short-Term and Other Net Assets	3.71

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.63%, 11/15/09	6.20%

U.S. Treasury Notes, 3.38%, 10/15/09	5.92

U.S. Treasury Notes, 4.00%, 09/30/09	5.92

U.S. Treasury Notes, 3.50%, 11/15/09	5.76

U.S. Treasury Notes, 3.50%, 12/15/09	5.59

TOTAL	29.39%

The iShares Barclays 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 0.81%, while the total return for the Index was 0.95%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.26%

Short-Term and Other Net Assets	0.74

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 1.75%, 08/15/12	4.09%

U.S. Treasury Notes, 4.88%, 04/30/11	3.82

U.S. Treasury Notes, 1.75%, 11/15/11	3.41

U.S. Treasury Notes, 5.00%, 08/15/11	3.32

U.S. Treasury Notes, 1.38%, 03/15/12	3.23

TOTAL	17.87%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 3-7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 0.19%, while the total return for the Index was 0.40%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.08%

Short-Term and Other Net Assets	0.92

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.25%, 09/30/12	11.34%

U.S. Treasury Notes, 4.25%, 08/15/14	11.03

U.S. Treasury Notes, 4.75%, 05/15/14	6.42

U.S. Treasury Notes, 3.25%, 07/31/16	5.98

U.S. Treasury Notes, 4.25%, 08/15/13	5.35

TOTAL	40.12%

The iShares Barclays 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was (0.46)%, while the total return for the Index was (0.14)%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.04%

Short-Term and Other Net Assets	0.96

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 3.13%, 05/15/19	22.36%

U.S. Treasury Notes, 3.63%, 08/15/19	14.73

U.S. Treasury Notes, 4.50%, 05/15/17	9.44

U.S. Treasury Notes, 4.75%, 08/15/17	9.10

U.S. Treasury Notes, 4.63%, 02/15/17	8.20

TOTAL	63.83%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 10-20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 0.91%, while the total return for the Index was 1.05%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	94.32%

Short-Term and Other Net Assets	5.68

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
U.S. Treasury Bonds, 7.88%, 02/15/21	17.78%

U.S. Treasury Bonds, 8.00%, 11/15/21	10.81

U.S. Treasury Bonds, 6.50%, 11/15/26	10.34

U.S. Treasury Bonds, 6.25%, 08/15/23	8.44

U.S. Treasury Bonds, 7.63%, 02/15/25	8.13

TOTAL	55.50%

The iShares Barclays 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was (3.11)%, while the total return for the Index was (3.02)%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.98%

Short-Term and Other Net Assets	1.02

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.25%, 05/15/39	17.67%

U.S. Treasury Bonds, 4.50%, 02/15/36	12.63

U.S. Treasury Bonds, 4.50%, 05/15/38	10.95

U.S. Treasury Bonds, 3.50%, 02/15/39	10.80

U.S. Treasury Bonds, 6.25%, 05/15/30	9.28

TOTAL	61.33%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 7.36%, while the total return for the Index was 7.55%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.65%

Short-Term and Other Net Assets	1.35

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	5.92%

U.S. Treasury Inflation-Indexed Bonds, 3.88%, 04/15/29	5.65

U.S. Treasury Inflation-Indexed Bonds, 3.00%, 07/15/12	5.38

U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/14	4.99

U.S. Treasury Inflation-Indexed Bonds, 1.88%, 07/15/13	4.86

TOTAL	26.80%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P MUNICIPAL BOND FUNDS

Performance as of August 31, 2009

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/09			Inception to 8/31/09			Inception to 8/31/09

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P California AMT-Free Municipal	5.38%	7.49%	4.50%	4.25%	5.58%	3.36%	8.28%	10.93%	6.53%
S&P National AMT-Free Municipal	5.65%	5.84%	5.49%	4.53%	4.83%	3.97%	9.19%	9.83%	8.05%
S&P Short Term National AMT-Free Municipal	–	–	–	–	–	–	4.92%	6.49%	4.99%
S&P New York AMT-Free Municipal	5.37%	6.18%	6.05%	4.39%	4.99%	4.49%	8.56%	9.76%	8.76%

Total returns for the periods since inception are calculated from the inception date of each Fund (9/7/07 for the iShares S&P National AMT-Free Municipal Bond Fund; 10/4/07 for the iShares S&P California AMT-Free Municipal and iShares S&P New York AMT-Free Municipal Bond Funds; and 11/5/08 for the iShares S&P Short Term National AMT-Free Municipal Bond Fund). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (9/10/07 for the iShares S&P National AMT-Free Municipal Bond Fund; 10/5/07 for the iShares S&P California AMT-Free Municipal and iShares S&P New York AMT-Free Municipal Bond Funds; and 11/7/08 for the iShares S&P Short Term National AMT-Free Municipal Bond Fund), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P California AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the California municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 4.62%, while the total return for the Index was 4.83%.

BOND CREDIT QUALITY As of 8/31/09
S&P Credit Rating	Percentage of Total Investments*
AAA	26.32%

AA+	3.29

AA	15.88

AA-	16.09

A+	11.81

A	18.19

A-	4.45

Not Rated	3.97

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12, 5.38%, 05/01/17	3.35%

San Diego Unified School District, General Obligations Unlimited, Series F-1 (FSA Insured), 4.50%, 07/01/29	2.98

University of California Revenue, Series J (FSA Insured), 4.50%, 05/15/35	2.70

Bay Area Governments Association Infrastructure Finance Authority (NPFGC Insured-FGIC), 5.00%, 08/01/17	2.40

Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured), 4.50%, 01/01/28	2.15

Bakersfield Wastewater Revenue, Series A (FSA Insured), 5.00%, 09/15/32	2.10

Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC), 5.00%, 08/01/32	1.99

Desert Community College District, General Obligations Unlimited, Series C (FSA Insured), 5.00%, 08/01/37	1.83

Eastern Bay Municipal Utility District Water System Revenue, Subseries A (NPFGC Insured), 5.00%, 06/01/35	1.78

California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12, 5.38%, 05/01/18	1.67

TOTAL	22.95%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 5.00%, while the total return for the Index was 5.50%.

BOND CREDIT QUALITY As of 8/31/09
S&P Credit Rating	Percentage of Total Investments*
AAA	35.88%

AA+	8.59

AA	15.83

AA-	14.91

A+	6.20

A	11.19

A-	1.60

BBB+	1.47

BBB	0.72

BBB-	1.26

Not Rated	2.35

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
California State, General Obligations Unlimited, 6.00%, 04/01/38	1.27%

North Carolina State, General Obligations Unlimited, 5.00%, 03/01/12	1.21

Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured), 4.50%, 08/15/35	1.19

Oregon State, General Obligations Unlimited, Series A, 4.50%, 08/01/32	1.13

Illinois State, General Obligations Unlimited, Series B, 5.00%, 03/01/13	1.09

Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A, 5.00%, 01/01/38	1.08

Regional Transportation District Sales Tax Revenue, Series A (FSA Insured), 4.50%, 11/01/34	1.02

North Carolina State, General Obligations Unlimited, Series B, 5.00%, 04/01/13	0.96

Puerto Rico Sales Tax Financing Revenue, Series A, 6.00%, 08/01/42	0.92

New York State Thruway Authority Revenue, Series B (FSA Insured), 5.00%, 04/01/14	0.91

TOTAL	10.78%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P Short Term National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the short-term investment grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 1.85%, while the total return for the Index was 2.17%.

BOND CREDIT QUALITY As of 8/31/09
S&P Credit Rating	Percentage of Total Investments*
AAA	29.89%

AA+	7.11

AA	19.13

AA-	8.94

A+	12.09

A	14.38

A-	1.16

BBB+	2.33

BBB	2.16

BBB-	0.34

Not Rated	2.47

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
Mesa Industrial Development Authority Discovery, Health Systems Revenue, Series A, (NPFGC Insured) Prerefunded 01/01/10, 5.63%, 01/01/29	2.63%

Southern California Public Power Authority Revenue, 6.75%, 07/01/10	1.99

Henry County School District, General Obligations Unlimited, Series A (State Aid Witholding Insured), 5.00%, 04/01/12	1.95

Puerto Rico Government Development Bank Revenue, Series B, 5.00%, 12/01/09	1.94

California State Department of Water Resources Supply Revenue, Series A, (AMBAC Insured) Prerefunded 05/01/12, 5.50%, 05/01/16	1.73

New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13, 5.00%, 06/15/24	1.63

Richmond County Board of Education, General Obligations Unlimited (State Aid Witholding Insured), 5.00%, 10/01/11	1.60

New York State Local Government Assistance Corp. Revenue, Series A-1 (FSA Insured), 5.00%, 04/01/12	1.40

Fairfax County, Virginia, General Obligations Unlimited, Series A (State Aid Withholding Insured), 5.00%, 10/01/11	1.37

New York City, General Obligations Unlimited, Series G, 5.00%, 08/01/11	1.31

TOTAL	17.55%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P New York AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the New York municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 5.07%, while the total return for the Index was 5.75%.

BOND CREDIT QUALITY As of 8/31/09
S&P Credit Rating	Percentage of Total Investments*
AAA	42.58%

AA+	4.97

AA	16.52

AA-	16.75

A+	4.80

A	9.48

A-	2.34

BBB-	0.52

Not Rated	2.04

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A, 5.00%, 06/15/39	4.46%

New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13, 5.25%, 06/01/28	3.35

New York State Dormitory Authority Revenue, Series A (FSA/FHA Insured), 5.25%, 08/15/15	3.14

Long Island Power Authority Revenue, Series A Prerefunded 09/01/11, 5.38%, 09/01/25	2.89

Metropolitan Transportation Authority Revenue, Series B (AMBAC Insured), 5.00%, 11/15/30	2.85

New York State Urban Development Corp., Correctional Facilities Revenue, Series D (FSA Insured) Prerefunded 01/01/11, 5.25%, 01/01/30	2.81

Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13, 5.00%, 11/15/27	2.52

New York State Dormitory Authority Revenue, Series D (NPFGC Insured), 5.25%, 10/01/23	2.16

New York City, General Obligations Unlimited, Series A-1, 5.00%, 08/01/17	1.97

New York City Transitional Finance Authority Revenue, Subseries A-1, 5.00%, 08/01/20	1.94

TOTAL	28.09%

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

Performance as of August 31, 2009

	Cumulative Total Returns

	Inception to 8/31/09

iSHARES BOND FUND	NAV	MARKET	INDEX
S&P/Citigroup 1-3 Year International Treasury	9.71%	10.43%	10.09%
S&P Citigroup International Treasury	11.11%	12.16%	11.61%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 1/21/09.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/23/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex US 1-3 YearTM (the “Index”). The Index is a broad, market value-weighted index designed to measure the performance of treasury bonds issued in local currencies by developed market countries outside the U.S. that have a remaining maturity of greater than one year and less than or equal to three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 13.23%, while the total return for the Index was 13.50%.

BOND CREDIT QUALITY As of 8/31/09
S&P Credit Rating	Percentage of Total Investments*
AAA	38.49%

AA+	9.32

AA	26.23

A+	13.41

A-	4.37

Not Rated	8.18

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
Japan (Government of), 1.20%, 06/20/11	10.02%

Germany (Federal Republic of), 3.50%, 10/14/11	9.98

Japan (Government of), 1.40%, 03/21/11	6.44

Japan (Government of), 1.50%, 03/20/12	5.64

Italy (Republic of), 4.50%, 08/01/10	5.18

United Kingdom Treasury Bond, 4.25%, 03/07/11	4.63

Canada (Government of), 3.75%, 09/01/11	4.59

France (Republic of), 3.00%, 01/12/11	4.11

Denmark (Kingdom of), 6.00%, 11/15/11	4.03

Italy (Republic of), 3.75%, 09/15/11	3.97

TOTAL	58.59%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

The iShares S&P/Citigroup International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex USTM (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of treasury bonds issued in local currencies by developed market countries outside the U.S. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 14.76%, while the total return for the Index was 15.20%.

BOND CREDIT QUALITY As of 8/31/09
S&P Credit Rating	Percentage of Total Investments*
AAA	37.35%

AA+	8.49

AA	27.37

A+	14.75

A-	4.41

Not Rated	7.63

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
Italy (Republic of), 5.00%, 02/01/12	8.66%

Japan (Government of), 1.70%, 03/20/18	7.08

France (Republic of), 5.00%, 10/25/16	6.84

Japan (Government of), 1.30%, 06/20/12	5.58

Germany (Federal Republic of), 3.75%, 01/04/15	5.12

Austria (Republic of), 4.15%, 03/15/37	4.30

Hellenic Republic, 4.30%, 07/20/17	4.25

Portugal (Republic of), 5.45%, 09/23/13	3.99

Netherlands (Kingdom of), 4.00%, 01/15/11	3.31

Belgium (Kingdom of), 5.75%, 09/28/10	3.20

TOTAL	52.33%

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/09)	Ending Account Value (8/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/09 to 8/31/09)
Barclays Short Treasury
Actual	$1,000.00	$1,002.20	0.15%	$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 1-3 Year Treasury
Actual	1,000.00	1,008.10	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 3-7 Year Treasury
Actual	1,000.00	1,001.90	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 7-10 Year Treasury
Actual	1,000.00	995.40	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/09)	Ending Account Value (8/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/09 to 8/31/09)
Barclays 10-20 Year Treasury
Actual	$1,000.00	$1,009.10	0.15%	$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 20+ Year Treasury
Actual	1,000.00	968.90	0.15	0.74
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays TIPS
Actual	1,000.00	1,073.60	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
S&P California AMT-Free Municipal
Actual	1,000.00	1,046.20	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P National AMT-Free Municipal
Actual	1,000.00	1,050.00	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P Short Term National AMT-Free Municipal
Actual	1,000.00	1,018.50	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P New York AMT-Free Municipal
Actual	1,000.00	1,050.70	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P/Citigroup 1-3 Year International Treasury
Actual	1,000.00	1,132.30	0.35	1.88
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79
S&P/Citigroup International Treasury
Actual	1,000.00	1,147.60	0.35	1.89
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

August 31, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 96.29%
U.S. Treasury Notes
1.75%, 03/31/10	$56,538,000	$57,018,007
2.00%, 02/28/10	66,258,000	66,826,490
2.13%, 01/31/10	87,480,000	88,162,343
2.13%, 04/30/10	58,320,000	59,023,927
2.38%, 08/31/10	11,826,000	12,052,350
2.63%, 05/31/10	31,590,000	32,126,713
2.75%, 07/30/10	5,670,000	5,790,261
2.88%, 06/30/10	19,440,000	19,841,631
3.13%, 11/30/09	64,800,000	65,264,622
3.25%, 12/31/09	96,228,000	97,178,724
3.38%, 09/15/09	48,600,000	48,654,918
3.38%, 10/15/09	105,300,000	105,704,347
3.50%, 11/15/09	102,060,000	102,742,788
3.50%, 12/15/09	98,820,000	99,753,841
3.50%, 02/15/10	66,420,000	67,394,383
3.63%, 10/31/09	98,820,000	99,369,446
3.63%, 01/15/10	96,228,000	97,437,590
3.63%, 06/15/10	29,970,000	30,735,733
3.88%, 05/15/10	20,250,000	20,754,629
3.88%, 07/15/10	15,390,000	15,852,468
4.00%, 09/30/09	105,300,000	105,616,956
4.00%, 03/15/10	66,258,000	67,590,450
4.00%, 04/15/10	40,500,000	41,431,093
4.50%, 05/15/10	41,310,000	42,512,539
4.63%, 11/15/09	109,674,000	110,654,482
4.75%, 02/15/10	76,140,000	77,683,358
6.50%, 02/15/10	79,380,000	81,624,075

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,718,033,538)		1,718,798,164

SHORT-TERM INVESTMENTS – 5.32%

MONEY MARKET FUNDS – 5.32%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08% [a,b]	94,958,562	94,958,562

		94,958,562

TOTAL SHORT-TERM INVESTMENTS (Cost: $94,958,562)		94,958,562

Value
TOTAL INVESTMENTS IN SECURITIES – 101.61% (Cost: $1,812,992,100)	$1,813,756,726

Other Assets, Less Liabilities – (1.61)%	(28,674,647)

NET ASSETS – 100.00%	$1,785,082,079

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

August 31, 2009

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.26%
U.S. Treasury Notes
0.88%, 12/31/10	$96,841,000	$97,208,986
0.88%, 01/31/11	102,840,000	103,195,835
0.88%, 02/28/11	98,555,000	98,829,968
0.88%, 03/31/11	111,410,000	111,661,784
0.88%, 04/30/11	107,125,000	107,293,184
0.88%, 05/31/11[a]	192,825,000	193,010,114
1.00%, 07/31/11[a]	171,400,000	171,631,393
1.00%, 08/31/11	198,824,000	198,893,596
1.13%, 06/30/11[a]	143,119,000	143,757,309
1.13%, 01/15/12	157,688,000	157,345,812
1.25%, 11/30/10	116,552,000	117,563,667
1.38%, 02/15/12	205,680,000	206,253,845
1.38%, 03/15/12	231,390,000	231,973,101
1.38%, 04/15/12	231,390,000	231,776,421
1.38%, 05/15/12	215,964,000	216,065,479
1.50%, 11/01/10	116,552,000	117,890,011
1.50%, 07/15/12[a]	197,110,000	197,502,243
1.75%, 11/15/11	241,694,000	245,022,124
1.75%, 08/15/12	291,380,000	293,667,345
1.88%, 06/15/12[a]	215,964,000	218,782,315
2.00%, 09/30/10	81,415,000	82,764,045
2.38%, 08/31/10	1,000	1,019
3.88%, 07/15/10[a]	160,259,000	165,074,767
3.88%, 09/15/10	80,558,000	83,456,477
4.13%, 08/15/10	80,558,000	83,377,530
4.25%, 10/15/10[a]	102,840,000	107,260,060
4.25%, 01/15/11	171,400,000	179,874,016
4.38%, 12/15/10	171,400,000	179,844,881
4.50%, 05/15/10	119,123,000	122,590,684
4.50%, 11/15/10	137,120,000	143,751,122
4.50%, 02/28/11	118,266,000	125,013,078
4.50%, 09/30/11	168,829,000	180,787,158
4.50%, 11/30/11	128,550,000	138,111,554
4.50%, 03/31/12	21,425,000	23,169,851
4.63%, 08/31/11	173,114,000	185,550,493
4.63%, 10/31/11	137,120,000	147,460,219
4.63%, 12/31/11	137,120,000	147,930,545
4.63%, 02/29/12	21,425,000	23,205,845
4.63%, 07/31/12	42,850,000	46,772,489
4.75%, 03/31/11	121,694,000	129,365,591

Security	Shares or Principal	Value
4.75%, 01/31/12	$128,550,000	$139,412,471
4.75%, 05/31/12	47,135,000	51,443,613
4.88%, 04/30/11	257,100,000	274,402,858
4.88%, 05/31/11	119,123,000	127,454,476
4.88%, 07/31/11	64,275,000	69,087,269
5.00%, 02/15/11	188,540,000	200,410,488
5.00%, 08/15/11[a]	221,106,000	238,582,234
5.13%, 06/30/11	179,113,000	192,913,646
5.75%, 08/15/10	81,415,000	85,524,013

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,061,230,825)		7,133,917,024

SHORT-TERM INVESTMENTS – 12.15%

MONEY MARKET FUNDS – 12.15%
Barclays Global Investors Funds Government Money Market Fund, SL Agency Shares 0.06%[b,c,d]	839,796,971	839,796,971
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08% [b,c]	33,330,308	33,330,308

		873,127,279

TOTAL SHORT-TERM INVESTMENTS
(Cost: $873,127,279)		873,127,279

TOTAL INVESTMENTS IN SECURITIES – 111.41% (Cost: $7,934,358,104)		8,007,044,303

Other Assets, Less Liabilities – (11.41)%		(820,042,374)

NET ASSETS – 100.00%		$7,187,001,929

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

August 31, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.08%
U.S. Treasury Notes
1.75%, 01/31/14	$7,200,000	$7,076,592
1.75%, 03/31/14	18,720,000	18,329,501
1.88%, 02/28/14[a]	14,760,000	14,556,902
1.88%, 04/30/14[a]	24,840,000	24,410,267
2.38%, 03/31/16	10,080,000	9,738,792
2.63%, 06/30/14[a]	30,600,000	31,001,163
2.63%, 07/31/14[a]	36,000,000	36,426,239
2.63%, 02/29/16	15,120,000	14,857,063
2.63%, 04/30/16	32,544,000	31,882,707
2.75%, 02/28/13[a]	5,760,000	5,966,437
3.13%, 04/30/13[a]	14,760,000	15,458,887
3.25%, 06/30/16[a]	16,416,000	16,693,923
3.25%, 07/31/16[a]	47,448,000	48,178,225
3.38%, 06/30/13	9,216,000	9,734,032
3.63%, 05/15/13	6,192,000	6,594,728
3.88%, 02/15/13[a]	14,400,000	15,454,655
4.00%, 02/15/15[a]	25,272,000	27,109,781
4.13%, 05/15/15[a]	5,616,000	6,058,541
4.25%, 09/30/12[a]	84,312,000	91,311,577
4.25%, 08/15/13[a]	39,600,000	43,121,627
4.25%, 11/15/13[a]	12,947,000	14,103,167
4.25%, 08/15/14[a]	81,576,000	88,821,577
4.25%, 11/15/14	39,096,000	42,538,012
4.25%, 08/15/15[a]	37,728,000	40,898,284
4.50%, 11/15/15[a]	25,632,000	28,136,246
4.50%, 02/15/16[a]	15,120,000	16,575,150
4.63%, 07/31/12	22,896,000	24,991,900
4.75%, 05/15/14[a]	46,512,000	51,702,741
5.13%, 05/15/16[a]	14,400,000	16,329,888

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $792,469,849)		798,058,604

SHORT-TERM INVESTMENTS – 46.37%

MONEY MARKET FUNDS – 46.37%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.26%[b,c,d]	322,552,432	322,552,432

Security	Shares	Value

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.21%[b,c,d]	45,501,102	$45,501,102
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08%[b,c]	5,386,255	5,386,255

		373,439,789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $373,439,789)		373,439,789

TOTAL INVESTMENTS IN SECURITIES – 145.45%
(Cost: $1,165,909,638)		1,171,498,393

Other Assets, Less Liabilities – (45.45)%		(366,071,528)

NET ASSETS – 100.00%		$805,426,865

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

August 31, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.04%
U.S. Treasury Bonds
7.50%, 11/15/16[a]	$62,720,000	$80,464,115
U.S. Treasury Notes
3.13%, 05/15/19[a]	587,440,000	573,429,544
3.50%, 02/15/18[a]	133,840,000	135,547,800
3.63%, 08/15/19	371,000,000	377,900,170
3.88%, 05/15/18[a]	134,680,000	140,028,154
4.00%, 08/15/18[a]	175,560,000	183,839,415
4.25%, 11/15/17[a]	103,880,000	111,136,019
4.50%, 05/15/17[a]	222,040,000	242,187,903
4.63%, 11/15/16[a]	140,560,000	154,822,627
4.63%, 02/15/17[a]	191,240,000	210,335,329
4.75%, 08/15/17[a]	210,840,000	233,416,747
4.88%, 08/15/16[a]	86,800,000	97,125,732

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,481,470,958)		2,540,233,555

SHORT-TERM INVESTMENTS – 47.56%

MONEY MARKET FUNDS – 47.56%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.26%[b,c,d]	1,048,851,058	1,048,851,058
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.21%[b,c,d]	147,956,967	147,956,967
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08%[b,c]	22,942,158	22,942,158

		1,219,750,183

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,219,750,183)		1,219,750,183

Value

TOTAL INVESTMENTS IN SECURITIES – 146.60% (Cost: $3,701,221,141)	$3,759,983,738

Other Assets, Less Liabilities – (46.60)%	(1,195,236,494)

NET ASSETS – 100.00%	$2,564,747,244

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

August 31, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 94.32%
U.S. Treasury Bonds
5.25%, 11/15/28	$2,860,000	$3,274,900
5.25%, 02/15/29[a]	11,220,000	12,847,799
5.50%, 08/15/28	12,870,000	15,148,249
6.00%, 02/15/26[a]	5,896,000	7,234,628
6.13%, 11/15/27[a]	11,990,000	15,042,893
6.25%, 08/15/23[a]	16,588,000	20,537,438
6.50%, 11/15/26	19,448,000	25,162,601
7.13%, 02/15/23[a]	3,850,000	5,101,096
7.50%, 11/15/24[a]	12,760,000	17,768,045
7.63%, 02/15/25[a]	14,014,000	19,785,246
7.88%, 02/15/21[a]	31,460,000	43,267,883
8.00%, 11/15/21[a]	18,810,000	26,304,845
8.50%, 02/15/20	3,080,000	4,374,617
8.75%, 08/15/20	6,600,000	9,563,004
8.88%, 02/15/19[a]	2,882,000	4,136,823

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $228,117,841)		229,550,067

SHORT-TERM INVESTMENTS – 33.29%

MONEY MARKET FUNDS – 33.29%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.26% [b,c,d]	67,319,067	67,319,067
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.21%[b,c,d]	9,496,415	9,496,415
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08%[b,c]	4,217,847	4,217,847

		81,033,329

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,033,329)		81,033,329

Value

TOTAL INVESTMENTS IN SECURITIES – 127.61%
(Cost: $309,151,170)	$310,583,396

Other Assets, Less Liabilities – (27.61)%	(67,194,730)

NET ASSETS – 100.00%	$243,388,666

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

August 31, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.98%
U.S. Treasury Bonds
3.50%, 02/15/39[a]	$269,040,000	$237,731,812
4.25%, 05/15/39[a]	384,636,000	389,028,535
4.38%, 02/15/38[a]	160,284,000	165,348,981
4.50%, 02/15/36[a]	264,252,000	278,117,287
4.50%, 05/15/38[a]	228,912,000	241,058,087
4.50%, 08/15/39	141,360,000	148,990,617
4.75%, 02/15/37[a]	148,656,000	162,491,424
5.00%, 05/15/37[a]	148,884,000	168,949,082
5.38%, 02/15/31[a]	156,864,000	183,461,851
6.25%, 05/15/30[a]	158,460,000	204,418,163

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,313,477,583)		2,179,595,839

SHORT-TERM INVESTMENTS – 41.93%

MONEY MARKET FUNDS – 41.93%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.26%[b,c,d]	785,415,025	785,415,025
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.21% [b,c,d]	110,795,164	110,795,164
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08%[b,c]	27,009,616	27,009,616

		923,219,805

TOTAL SHORT-TERM INVESTMENTS
(Cost: $923,219,805)		923,219,805

TOTAL INVESTMENTS IN SECURITIES – 140.91% (Cost: $3,236,697,388)		3,102,815,644

Other Assets, Less Liabilities – (40.91)%		(900,811,048)

NET ASSETS – 100.00%		$2,202,004,596

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

August 31, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.65%
U.S. Treasury Inflation-Indexed Bonds
0.63%, 04/15/13[a]	$446,010,745	$439,320,584
1.25%, 04/15/14[a]	262,937,334	263,142,754
1.38%, 07/15/18	449,314,520	436,115,906
1.63%, 01/15/15[a]	682,282,405	682,708,831
1.63%, 01/15/18[a]	471,868,175	467,665,599
1.75%, 01/15/28[a]	451,555,969	421,217,052
1.88%, 07/15/13[a]	734,275,909	748,158,313
1.88%, 07/15/15[a]	597,413,454	605,721,235
1.88%, 07/15/19[a]	260,617,375	263,590,042
2.00%, 04/15/12[a]	437,150,832	447,601,469
2.00%, 01/15/14[a]	754,668,023	769,289,715
2.00%, 07/15/14[a]	685,935,852	700,726,344
2.00%, 01/15/16[a]	580,524,004	591,771,656
2.00%, 01/15/26[a]	610,209,890	592,189,629
2.13%, 01/15/19[a]	449,757,974	463,883,185
2.38%, 04/15/11[a]	583,795,567	597,751,930
2.38%, 01/15/17[a]	516,162,291	539,631,546
2.38%, 01/15/25[a]	890,848,334	911,170,812
2.38%, 01/15/27[a]	478,829,799	489,902,737
2.50%, 07/15/16[a]	578,641,487	609,472,228
2.50%, 01/15/29[a]	394,872,255	412,209,615
2.63%, 07/15/17[a]	421,688,469	449,427,663
3.00%, 07/15/12[a]	788,292,694	829,185,378
3.38%, 01/15/12[a]	241,493,155	254,699,812
3.38%, 04/15/32[a]	195,477,475	235,611,444
3.50%, 01/15/11[a]	374,264,494	388,825,722
3.63%, 04/15/28[a]	595,000,957	716,325,371
3.88%, 04/15/29[a]	694,479,517	870,269,645

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $14,978,296,261)		15,197,586,217

SHORT-TERM INVESTMENTS – 43.23%

MONEY MARKET FUNDS – 43.23%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.26%[b,c,d]	5,833,125,157	5,833,125,157

Security	Shares	Value

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.21%[b,c,d]	822,854,206	$822,854,206
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08%[b,c]	4,249,728	4,249,728

		6,660,229,091

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,660,229,091)		6,660,229,091

TOTAL INVESTMENTS IN SECURITIES – 141.88% (Cost: $21,638,525,352)		21,857,815,308

Other Assets, Less Liabilities – (41.88)%		(6,452,349,049)

NET ASSETS – 100.00%		$15,405,466,259

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 96.49%

CALIFORNIA – 96.49%
Alameda County Joint Powers Authority Lease Revenue (FSA Insured)
5.00%, 12/01/34	$800,000	$802,080
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	3,500,000	3,525,270
Bay Area Governments Association Infrastructure Finance Authority (NPFGC Insured-FGIC)
5.00%, 08/01/17	3,990,000	4,017,810
Bay Area Toll Authority Bridge Revenue, Series F
5.00%, 04/01/31	2,050,000	2,094,013
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F
5.00%, 04/01/24	775,000	815,548
5.00%, 04/01/31	1,500,000	1,528,575
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F-1
5.00%, 04/01/39	650,000	657,208
5.50%, 04/01/43	2,100,000	2,193,156
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	300,000	326,448
California State Department of Water Resources Supply Revenue (NPFGC Insured)
5.00%, 12/01/23	1,000,000	1,083,290
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,385,000	2,613,435
5.50%, 05/01/15	1,000,000	1,074,330

Security	Principal	Value
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	$2,500,000	$2,803,625
California State Department of Water Resources Supply Revenue, Series A (FSA Insured)
5.25%, 05/01/11	625,000	661,050
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.38%, 05/01/17	5,000,000	5,607,250
5.38%, 05/01/22	1,100,000	1,233,595
California State Department of Water Resources Supply Revenue, Series AE
5.00%, 12/01/25	500,000	540,065
California State Department of Water Resources Supply Revenue, Series H (FSA Insured)
5.00%, 05/01/22	500,000	527,810
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/10	2,125,000	2,189,557
5.00%, 01/01/11	2,100,000	2,192,925
5.00%, 07/01/17	550,000	563,563
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	2,150,000	2,392,670
California State Economic Recovery, General Obligations Unlimited, Series B
5.00%, 07/01/23	1,000,000	1,025,060
California State Public Works Board Lease Revenue
5.13%, 06/01/29	500,000	463,345
5.25%, 06/01/30	250,000	234,655

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 01/01/19	$500,000	$503,200
5.00%, 12/01/19	1,900,000	1,893,084
5.00%, 12/01/27	1,430,000	1,327,955
5.63%, 03/01/16	1,000,000	1,001,040
California State Public Works Board Lease Revenue, Series A (NPFGC Insured) Prerefunded 11/01/09
5.75%, 11/01/24	810,000	825,430
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	1,550,000	1,477,010
California State Public Works Board Lease Revenue, Series E
5.00%, 04/01/34	1,400,000	1,386,252
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/22	775,000	798,366
5.00%, 11/01/30	535,000	534,272
California State University Revenue, Series A (FSA Insured)
5.00%, 11/01/33	1,385,000	1,398,490
California State, General Obligations Unlimited
5.00%, 03/01/16	1,450,000	1,595,740
5.00%, 03/01/17	900,000	964,638
5.00%, 04/01/17	550,000	602,140
5.00%, 08/01/19	1,000,000	1,063,730
5.00%, 11/01/21	900,000	941,814
5.00%, 06/01/22	1,500,000	1,550,985
5.00%, 08/01/22	500,000	516,075
5.00%, 06/01/32	1,000,000	966,950
5.00%, 09/01/35	1,750,000	1,678,740
5.00%, 06/01/37	1,550,000	1,469,757
5.00%, 11/01/37	1,000,000	947,900
5.25%, 03/01/38	310,000	304,603
5.75%, 04/01/29	1,000,000	1,051,060
6.00%, 04/01/38	1,250,000	1,318,863

Security	Principal	Value
California State, General Obligations Unlimited (AMBAC Insured)
5.00%, 03/01/22	$550,000	$564,344
California State, General Obligations Unlimited Prerefunded 02/01/14
5.00%, 02/01/33	2,395,000	2,722,325
California State, General Obligations Unlimited Prerefunded 04/01/14
5.25%, 04/01/34	1,200,000	1,382,184
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/29	500,000	509,935
5.00%, 08/01/31	2,050,000	2,075,010
Desert Community College District, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/37	3,050,000	3,061,743
Eastern Bay Municipal Utility District Water System Revenue, Subseries A (NPFGC Insured)
5.00%, 06/01/35	2,900,000	2,976,966
Eastern Municipal Water District, California Water & Sewer Certificates of Participation, Series H
5.00%, 07/01/24	500,000	522,105
5.00%, 07/01/33	500,000	502,805
5.00%, 07/01/35	580,000	581,607
Foothill-De Anza Community College District, General Obligations Unlimited, Series A (AMBAC Insured)
4.50%, 08/01/31	1,500,000	1,411,995
Grossmont Union High School District, Election of 2004, General Obligations Unlimited
5.00%, 08/01/33	550,000	554,703

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Hayward, California Unified School District, General Obligations Unlimited
5.00%, 08/01/24	$1,000,000	$1,044,990
Los Altos, California School District, General Obligations Unlimited, Series B Prerefunded 08/01/11
5.00%, 08/01/17	2,400,000	2,592,768
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (FSA Insured)
5.00%, 08/01/20	1,000,000	1,062,640
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	500,000	516,140
5.00%, 08/01/32	3,300,000	3,340,755
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	1,000,000	1,037,990
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	500,000	472,670
Los Angeles County Sanitation Districts Financing Authority, Subseries A (AMBAC Insured)
4.50%, 10/01/38	600,000	501,264
Los Angeles Department of Water & Power Revenue (FGIC Insured) Prerefunded 10/15/09
6.10%, 10/15/39	720,000	732,132
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/37	2,200,000	2,222,572
5.00%, 07/01/39	650,000	655,408

Security	Principal	Value
Los Angeles Department of Water & Power Waterworks Revenue, Series A
5.13%, 07/01/41	$1,000,000	$1,001,920
Los Angeles Unified School District, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 07/01/13
5.25%, 07/01/20	1,900,000	2,178,179
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FGIC Insured)
5.00%, 07/01/21	900,000	947,565
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured)
4.50%, 07/01/22	500,000	505,405
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	1,700,000	1,673,412
4.50%, 01/01/28	3,775,000	3,597,877
Los Angeles Unified School District, General Obligations Unlimited, Series B (FSA Insured)
4.75%, 07/01/19	2,000,000	2,118,240
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/39	500,000	502,645
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured)
4.75%, 06/01/35	500,000	490,495
Los Angeles, California Municipal Improvement Corp. Lease Revenue, Series A
5.00%, 09/01/23	1,500,000	1,536,030
5.00%, 09/01/25	500,000	507,605
Los Angeles, California Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	1,200,000	1,234,944

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	$500,000	$552,355
Metropolitan Water District of Southern California Waterworks Revenue, Series B
5.00%, 07/01/21	900,000	1,002,501
Orange County Water District Certificates of Participation
5.00%, 08/15/39	885,000	899,558
Peralta, California Community College District, Election of 2006, General Obligations Unlimited, Series C
5.00%, 08/01/39	500,000	500,365
Poway, California Unified School District, Public Financing Authority Lease Revenue Capital Appreciation Bond (FSA Insured)
0.00%, 12/01/42	500,000	408,145
Riverside County Palm Desert Financing Authority Lease Revenue, Series A
6.00%, 05/01/22	1,000,000	1,069,850
Sacramento Area Flood Control Agency (BHAC Insured)
5.63%, 10/01/37	1,000,000	1,078,440
Sacramento County Sanitation District Financing Authority, Series A (AMBAC Insured) Prerefunded 12/01/14
5.00%, 12/01/35	600,000	695,856
Sacramento Municipal Utility District Electric Revenue, Series R (NPFGC Insured)
5.00%, 08/15/33	1,000,000	964,790
Sacramento Municipal Utility District Electric Revenue, Series U (FSA Insured)
5.00%, 08/15/22	1,000,000	1,070,670

Security	Principal	Value
San Bernardino, California Community College District, General Obligations Unlimited, Series A
6.25%, 08/01/33	$1,000,000	$1,117,750
San Diego County Water Authority Certificates of Participation, Series 2008 A (FSA Insured)
5.00%, 05/01/33	1,100,000	1,112,265
5.00%, 05/01/38	650,000	654,043
San Diego Public Facilities Financing Authority Revenue, Series A
5.25%, 05/15/39	500,000	503,855
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/14	1,200,000	1,331,568
5.00%, 05/15/22	600,000	640,962
San Diego Public Facilities Financing Authority Water Revenue, Series B
5.50%, 08/01/39	1,000,000	1,024,370
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	400,000	409,932
San Diego Unified School District, General Obligations Unlimited, Series F-1 (FSA Insured)
4.50%, 07/01/29	5,200,000	4,988,672
5.25%, 07/01/28	450,000	491,931
San Diego, California Community College District, General Obligations Unlimited (FSA Insured)
5.00%, 08/01/30	550,000	559,691
San Diego, California Public Facilities Financing Authority Water Revenue, Series A
5.25%, 08/01/38	1,000,000	1,005,610

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
San Francisco City & County Certificates of Participation, Series A
5.00%, 04/01/29	$500,000	$502,625
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured)
4.50%, 11/01/31	1,000,000	942,350
4.75%, 11/01/36	1,100,000	1,076,911
San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured)
4.75%, 07/01/23	1,000,000	1,003,790
San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/36	1,000,000	1,078,930
San Jose, California Redevelopment Agency Tax Allocation, Series C (NPFGC Insured)
5.00%, 08/01/25	500,000	452,975
San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/21	750,000	701,798
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	500,000	506,185
San Mateo County, California Joint Powers Financing Authority Lease Revenue, Series A
5.00%, 07/15/36	1,250,000	1,213,950
San Mateo County, California Transportation District Sales Tax Revenue, Series A (NPFGC Insured)
4.75%, 06/01/34	495,000	483,689
Santa Clara Valley, California Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 04/01/32	1,050,000	1,063,178

Security	Principal	Value
Southern California Public Power Authority Project Revenue, Series A (FSA Insured)
5.50%, 04/01/14	$300,000	$338,049
University of California Regents Medical Center Pooled Revenue, Series A (NPFGC Insured)
4.50%, 05/15/37	2,000,000	1,803,680
University of California Revenue, Series A (AMBAC Insured)
5.00%, 05/15/11	1,875,000	2,002,519
University of California Revenue, Series B (AMBAC Insured)
5.25%, 05/15/23	530,000	551,815
University of California Revenue, Series J (FSA Insured)
4.50%, 05/15/35	4,800,000	4,520,736
University of California, Series O (FGIC Insured) Prerefunded 09/01/10
5.13%, 09/01/31	2,535,000	2,678,329
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/25	500,000	512,790
Vernon, California Electric System Revenue, Series A
5.13%, 08/01/21	2,500,000	2,491,950
Yosemite Community College District, Election of 2004, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/32	500,000	505,720
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/22	530,000	542,185

		161,681,128

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $158,790,469)		161,681,128

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.24%

MONEY MARKET FUNDS – 2.24%
Fidelity California AMT Tax-Free Money Market Fund, Institutional Shares 0.11%[a]	3,744,223	$3,744,223

		3,744,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,744,223)		3,744,223

TOTAL INVESTMENTS IN SECURITIES – 98.73%
(Cost: $162,534,692)		165,425,351

Other Assets, Less Liabilities – 1.27%		2,131,162

NET ASSETS – 100.00%		$167,556,513

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC – Berkshire Hathaway Assurance Corp.
FGIC – Financial Guaranty Insurance Co.
FSA – Financial Security Assurance Inc.
NPFGC – National Public Finance Guarantee Corp.

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.72%

ALABAMA – 0.40%
Alabama State Public School & College Authority Revenue
5.00%, 12/01/11	$2,545,000	$2,762,750
Birmingham, Alabama Waterworks & Sewer Board Water & Sewer Revenue, Series B (NPFGC Insured) Prerefunded 01/01/13
5.00%, 01/01/43	2,525,000	2,806,891

		5,569,641

ARIZONA – 1.44%
Arizona School Facilities Board Certificates of Participation
5.13%, 09/01/21	1,000,000	1,079,860
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13
5.25%, 09/01/17	3,500,000	3,959,200
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A
5.00%, 01/01/38	14,790,000	15,225,713

		20,264,773

CALIFORNIA – 18.39%
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	3,550,000	3,575,631
Bay Area Governments Association Infrastructure Finance Authority (NPFGC Insured-FGIC)
5.00%, 08/01/17	500,000	502,160
5.00%, 08/01/17	5,000,000	5,034,850

Security	Principal	Value
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F
5.00%, 04/01/31	$3,200,000	$3,260,960
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/26	1,200,000	1,251,168
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	4,600,000	5,005,536
California State Department of Veterans Affairs Home Purchase Revenue, Series A
4.60%, 12/01/28	800,000	716,672
California State Department of Water Resources Supply Revenue, Series A
5.50%, 05/01/10	760,000	782,549
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,000,000	2,191,560
5.50%, 05/01/15	3,000,000	3,222,990
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.75%, 05/01/17	7,975,000	9,021,958
California State Department of Water Resources Supply Revenue, Series H
5.00%, 05/01/22	5,000,000	5,284,050
California State Department of Water Resources Supply Revenue, Subseries G-4
5.00%, 05/01/16	1,250,000	1,379,087

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 01/01/10	$2,450,000	$2,482,830
5.00%, 07/01/10	4,530,000	4,667,621
5.00%, 01/01/11	5,525,000	5,769,481
5.25%, 01/01/10	3,295,000	3,341,657
5.25%, 07/01/12	1,185,000	1,288,830
5.25%, 07/01/14	620,000	690,568
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/11	1,000,000	1,058,550
5.25%, 07/01/13	4,000,000	4,413,440
California State Economic Recovery, General Obligations Unlimited, Series B
5.00%, 07/01/23	4,690,000	4,871,222
California State Public Works Board Lease Revenue
5.25%, 06/01/30	1,000,000	938,620
6.25%, 04/01/34	3,000,000	3,107,370
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 12/01/19	4,000,000	3,985,440
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	2,725,000	2,596,680
California State University Revenue, Series A
5.25%, 11/01/38	2,500,000	2,509,225
California State, General Obligations Unlimited
4.50%, 08/01/26	1,650,000	1,517,538
5.00%, 02/01/10	500,000	508,040
5.00%, 02/01/11	2,000,000	2,093,440
5.00%, 03/01/16	1,800,000	1,980,918

Security	Principal	Value
5.00%, 04/01/16	$600,000	$660,570
5.00%, 03/01/17	7,100,000	7,609,922
5.00%, 03/01/17	1,100,000	1,204,148
5.00%, 06/01/17	7,250,000	7,778,815
5.00%, 04/01/18	1,800,000	1,957,302
5.00%, 03/01/19	6,125,000	6,438,294
5.00%, 04/01/25	1,050,000	1,058,557
5.00%, 06/01/37	4,250,000	4,029,977
5.00%, 11/01/37	7,350,000	6,967,065
5.00%, 12/01/37	3,400,000	3,222,622
5.00%, 04/01/38	750,000	709,650
5.13%, 04/01/33	1,000,000	981,830
5.25%, 03/01/38	1,000,000	982,590
5.75%, 04/01/27	1,000,000	1,055,730
5.75%, 04/01/28	700,000	737,373
5.75%, 04/01/31	1,400,000	1,462,846
6.00%, 04/01/38	16,950,000	17,883,775
California State, General Obligations Unlimited (NPFGC Insured)
5.00%, 06/01/18	1,000,000	1,078,730
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/31	10,945,000	11,078,529
Desert Community College District, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/37	1,250,000	1,254,812
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	2,000,000	2,064,560
5.00%, 08/01/32	700,000	708,645
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	2,000,000	2,075,980

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	$1,500,000	$1,418,010
Los Angeles Department of Water & Power Revenue, Series B
5.25%, 07/01/24	1,645,000	1,782,867
Los Angeles Department of Water & Power Revenue, Subseries A-2
5.00%, 07/01/30	1,400,000	1,415,470
Los Angeles Department of Water & Power Waterworks Revenue, Series A
5.13%, 07/01/41	1,000,000	1,001,920
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/38	1,800,000	1,811,466
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/13	875,000	962,194
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured)
4.50%, 07/01/22	2,700,000	2,729,187
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	2,900,000	2,854,644
Los Angeles Unified School District, General Obligations Unlimited, Series D
5.00%, 01/01/34	800,000	805,512
5.20%, 07/01/29	1,000,000	1,034,960

Security	Principal	Value
Los Angeles Unified School District, General Obligations Unlimited, Series E (FSA Insured)
4.75%, 07/01/32	$7,800,000	$7,608,354
Los Angeles Unified School District, General Obligations Unlimited, Series I
5.00%, 07/01/27	3,000,000	3,089,100
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/39	500,000	502,645
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/34	4,000,000	4,025,520
Los Angeles, California Community College District, General Obligations Unlimited, Series A
6.00%, 08/01/33	1,000,000	1,105,150
Los Angeles, California Community College District, General Obligations Unlimited, Series F-1
5.00%, 08/01/33	1,000,000	1,009,990
Los Angeles, California Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	9,950,000	10,239,744
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	2,500,000	2,761,775
Metropolitan Water District of Southern California Waterworks Revenue, Series C
5.00%, 07/01/35	2,400,000	2,448,552
Modesto Irrigation District Certificates of Participation, Series A
6.00%, 10/01/39	500,000	529,285

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Sacramento County, California Airport System Revenue, Series B
5.75%, 07/01/39	$1,250,000	$1,252,025
Sacramento County, California Airport System Revenue, Series C
6.00%, 07/01/41	1,430,000	1,444,786
San Diego County Water Authority Certificates of Participation, Series 2008 A (FSA Insured)
5.00%, 05/01/33	3,800,000	3,842,370
5.00%, 05/01/38	2,960,000	2,978,411
San Diego Public Facilities Financing Authority Revenue, Series A
5.25%, 05/15/39	1,000,000	1,007,710
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/22	2,000,000	2,136,540
San Diego Public Facilities Financing Authority Water Revenue, Series B
5.50%, 08/01/39	700,000	717,059
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	1,500,000	1,537,245
San Diego Unified School District, General Obligations Unlimited, Series D-2 (FSA Insured)
4.75%, 07/01/27	8,000,000	8,093,440
San Francisco Bay Area Rapid Transit District, General Obligations Unlimited, Series B
5.00%, 08/01/32	1,400,000	1,440,502

Security	Principal	Value
San Francisco City & County Certificates of Participation, Series A
5.00%, 04/01/29	$500,000	$502,625
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured)
4.75%, 11/01/36	2,000,000	1,958,020
San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/21	1,000,000	935,730
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	4,250,000	4,302,572
Santa Clara Valley, California Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 04/01/32	1,400,000	1,417,570
Vernon, California Electric System Revenue, Series A
5.13%, 08/01/21	4,500,000	4,485,510

		259,241,423

COLORADO – 2.04%
Aurora, Colorado Water Improvement Revenue, Series A (AMBAC Insured)
5.00%, 08/01/39	1,000,000	1,012,350
Colorado Department of Transportation Revenue (AMBAC Insured)
6.00%, 06/15/10	925,000	964,830
Colorado Department of Transportation Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 12/15/15	7,670,000	8,711,279

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Colorado State Higher Education Certificate of Participation
5.25%, 11/01/23	$1,000,000	$1,073,640
Lower Colorado River Authority Revenue
5.75%, 05/15/28	940,000	981,172
Lower Colorado River Authority Revenue, Series A
6.25%, 05/15/28	1,500,000	1,643,100
Regional Transportation District Sales Tax Revenue, Series A (FSA Insured)
4.50%, 11/01/34	15,175,000	14,419,588

		28,805,959

CONNECTICUT – 0.40%
Connecticut State, General Obligations Unlimited
5.00%, 03/15/11	2,500,000	2,662,175
Connecticut State, General Obligations Unlimited, Series A
5.00%, 02/15/25	2,660,000	2,933,528

		5,595,703

DISTRICT OF COLUMBIA – 0.27%
District of Columbia Ballpark Revenue, Series B-1 (NPFGC Insured-FGIC)
5.00%, 02/01/31	2,000,000	1,671,820
District of Columbia University Revenue, Georgetown University, Series C
5.25%, 04/01/34	1,000,000	1,045,510
District of Columbia Water & Sewer Authority Public Utility Revenue, Series A
5.50%, 10/01/39	1,000,000	1,057,790

		3,775,120

Security	Principal	Value
FLORIDA – 3.56%
Citizens Property Insurance Corp., Series A (NPFGC Insured)
5.00%, 03/01/17	$9,830,000	$9,741,628
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/12	6,000,000	6,330,900
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (NPFGC Insured-IBC)
5.00%, 07/01/12	5,900,000	6,225,385
Florida State Board of Education, General Obligations Unlimited, Series C
5.00%, 06/01/25	1,455,000	1,532,842
Florida State Department of Environmental Protection & Preservation Revenue, Series A (NPFGC Insured-FGIC)
5.75%, 07/01/10	1,500,000	1,554,225
Gainesville, Florida Utilities System Revenue, Series A (FSA Insured) Prerefunded 10/01/15
5.00%, 10/01/35	1,250,000	1,459,475
Jacksonville Electric Authority Revenue
5.25%, 10/01/11	2,000,000	2,160,980
Miami-Dade County Educational Facilities Authority Revenue, Series A (AMBAC Insured) Prerefunded 04/01/10
5.75%, 04/01/29	5,000,000	5,206,800
Miami-Dade County Water & Sewer Revenue, Series C
5.38%, 10/01/24	2,500,000	2,652,925

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Miami-Dade County, General Obligations Unlimited, Series B-1
5.63%, 07/01/38	$1,000,000	$1,021,900
Palm Beach County, Florida Public Improvement Revenue
5.00%, 05/01/38	1,600,000	1,612,208
Seminole County Water & Sewer Revenue
5.00%, 10/01/31	3,600,000	3,672,972
5.00%, 10/01/36	6,920,000	6,993,698

		50,165,938

GEORGIA – 2.65%
Atlanta, Georgia Water & Wastewater Revenue, Series A
6.00%, 11/01/26	2,750,000	2,860,082
6.00%, 11/01/27	1,000,000	1,041,620
6.00%, 11/01/28	1,470,000	1,514,982
6.25%, 11/01/39	2,750,000	2,857,690
Georgia State Road & Toll Highway Authority Revenue, Series A
5.00%, 06/01/10	1,000,000	1,034,020
Georgia State, General Obligations Unlimited, Series B
5.00%, 01/01/20	2,000,000	2,318,140
5.00%, 01/01/24	1,000,000	1,117,670
Georgia State, General Obligations Unlimited, Series C
5.00%, 07/01/20	2,000,000	2,266,120
5.50%, 07/01/14	625,000	729,994
5.50%, 07/01/16	5,000,000	5,727,750
Gwinnett County School District, General Obligations Unlimited
5.00%, 02/01/11	2,850,000	3,022,567
5.00%, 02/01/13	2,625,000	2,941,969
Metropolitan Atlanta Rapid Transit Authority Revenue, Series B (FSA Insured)
5.00%, 07/01/37	4,400,000	4,473,832

Security	Principal	Value
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B (FSA Insured)
5.00%, 07/01/27	$3,025,000	$3,184,962
Municipal Electric Authority of Georgia Revenue, Subseries D
5.75%, 01/01/19	2,000,000	2,312,960

		37,404,358

HAWAII – 1.38%
Hawaii State Department of Budget & Finance Special Purpose Revenue
6.50%, 07/01/39	2,000,000	2,088,360
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/10	1,000,000	1,037,800
5.00%, 07/01/11	4,000,000	4,297,480
5.00%, 07/01/13	5,920,000	6,667,696
5.00%, 07/01/15	2,200,000	2,521,178
Honolulu, Hawaii City & County Wastewater System Revenue, Series A (NPFGC Insured)
5.00%, 07/01/36	2,800,000	2,848,440

		19,460,954

ILLINOIS – 6.05%
Chicago Board of Education, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 12/01/27	5,600,000	5,861,352
Chicago Metropolitan Water Reclamation District, General Obligations Unlimited
5.00%, 12/01/26	1,000,000	1,055,560
5.00%, 12/01/27	875,000	918,864

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Chicago Metropolitan Water Reclamation District, General Obligations Unlimited Prerefunded 12/01/16
5.00%, 12/01/33	$3,000,000	$3,532,050
Chicago Skyway Toll Bridge (AMBAC Insured) Prerefunded 01/01/11
5.50%, 01/01/31	5,500,000	5,897,265
Chicago, Illinois General Obligations Unlimited, Series A (FSA Insured)
5.00%, 01/01/24	2,500,000	2,598,800
Chicago, Illinois General Obligations Unlimited, Series A (FSA Insured) Prerefunded 01/01/14
5.00%, 01/01/34	1,250,000	1,416,000
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 01/01/11
5.25%, 01/01/33	3,750,000	4,006,387
5.50%, 01/01/38	8,255,000	8,846,636
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 01/01/29	900,000	914,850
Chicago, Illinois General Obligations Unlimited, Series C (FGIC Insured) Prerefunded 07/01/10
5.50%, 01/01/40	1,080,000	1,136,624
Cook County, Illinois General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 11/15/26	1,575,000	1,634,818
Illinois State Toll Highway Authority Revenue, Series A (FSA Insured)
5.00%, 01/01/23	1,225,000	1,296,601

Security	Principal	Value
Illinois State Toll Highway Authority Revenue, Series A-1 (FSA Insured)
5.00%, 01/01/24	$2,700,000	$2,853,279
Illinois State Toll Highway Authority Revenue, Series A-1 (FSA Insured) Prerefunded 07/01/16
5.00%, 01/01/26	5,100,000	5,969,499
Illinois State Toll Highway Authority Revenue, Series A-2 (FSA Insured)
5.00%, 01/01/31	6,295,000	7,368,235
Illinois State Toll Highway Authority Revenue, Series A-2 (FSA Insured) Prerefunded 07/01/16
5.00%, 01/01/27	600,000	702,294
5.00%, 01/01/28	1,700,000	1,989,833
Illinois State Toll Highway Authority Revenue, Series B
5.50%, 01/01/33	1,000,000	1,062,360
Illinois State, General Obligations Unlimited, Series 1 (FSA Insured)
5.38%, 10/01/10	1,000,000	1,047,900
Illinois State, General Obligations Unlimited, Series A
5.00%, 03/01/34	8,595,000	8,629,294
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	14,000,000	15,353,240
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 06/15/21	1,115,000	1,159,399

		85,251,140

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
INDIANA – 0.79%
Indiana Finance Authority Highway Revenue, Series A (NPFGC Insured-FGIC)
4.50%, 12/01/23	$1,000,000	$1,005,600
4.50%, 12/01/24	4,450,000	4,458,455
Indiana Transportation Finance Authority Highway Revenue, Series A (FGIC Insured) Prerefunded 06/01/14
5.25%, 06/01/29	500,000	577,885
Indianapolis Local Public Improvement Bond Bank Revenue, Series A
5.75%, 01/01/38	5,000,000	5,148,750

		11,190,690

KENTUCKY – 0.41%
Kentucky State Property & Buildings Revenue
5.00%, 11/01/20	5,350,000	5,844,072

		5,844,072

MARYLAND – 2.77%
Maryland State Department of Transportation Revenue
5.00%, 05/01/14	2,000,000	2,281,340
5.00%, 02/15/23	2,500,000	2,765,825
Maryland State Transportation Authority Grant & Revenue Anticipation Note
5.00%, 03/01/13	500,000	560,910
5.00%, 03/01/17	1,000,000	1,155,730
Maryland State Transportation Authority Revenue (FSA Insured)
5.00%, 07/01/38	2,000,000	2,072,100
Maryland State, General Obligations Unlimited
5.00%, 02/01/10	1,500,000	1,529,055
5.00%, 02/01/11	7,560,000	8,017,758
5.25%, 03/01/11	500,000	533,785

Security	Principal	Value
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	$400,000	$453,648
5.00%, 07/15/14	3,125,000	3,587,031
5.00%, 08/01/15	2,500,000	2,905,600
Maryland State, General Obligations Unlimited, Series A
5.00%, 08/01/11	1,000,000	1,080,060
5.25%, 02/15/13	2,500,000	2,824,925
5.25%, 03/01/16	400,000	470,864
Maryland State, General Obligations Unlimited, Series B
5.25%, 02/15/12	8,000,000	8,813,440

		39,052,071

MASSACHUSETTS – 6.34%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A
5.00%, 07/01/31	700,000	765,765
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A, Prerefunded 07/01/12
5.00%, 07/01/32	750,000	829,815
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B
5.25%, 07/01/19	2,000,000	2,356,400
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C
5.50%, 07/01/16	2,150,000	2,537,967
5.50%, 07/01/17	500,000	593,570
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured)
4.50%, 08/15/35	17,400,000	16,830,324
5.00%, 08/15/37	2,850,000	2,921,364

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Massachusetts School Building Authority Sales Tax Revenue, Series A (FSA Insured)
5.00%, 08/15/17	$1,000,000	$1,122,290
5.00%, 08/15/21	2,000,000	2,218,680
5.00%, 08/15/30	5,000,000	5,160,850
Massachusetts State Federal Highway Revenue, Series A
5.75%, 06/15/10	500,000	520,900
Massachusetts State Special Obligation Revenue, Series A (FSA Insured)
5.00%, 12/15/14	1,875,000	2,089,369
Massachusetts State Water Resources Authority Revenue, Series D (NPFGC Insured)
5.50%, 08/01/11	1,000,000	1,087,670
Massachusetts State, General Obligations Limited, Series B
5.25%, 08/01/20	3,000,000	3,539,460
Massachusetts State, General Obligations Limited, Series C
5.50%, 12/01/09	4,000,000	4,051,520
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/10	6,250,000	6,604,375
5.50%, 11/01/11	300,000	329,085
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured-FGIC)
5.50%, 11/01/14	720,000	841,666
Massachusetts State, General Obligations Limited, Series D (NPFGC Insured)
5.50%, 11/01/13	3,330,000	3,842,087
6.00%, 11/01/13	3,000,000	3,512,220

Security	Principal	Value
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/14	$1,250,000	$1,426,512
5.00%, 03/01/22	550,000	635,530
5.00%, 09/01/28	4,410,000	4,733,694
6.00%, 11/01/11	250,000	276,625
Massachusetts State, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 03/01/15
5.00%, 03/01/23	4,000,000	4,622,040
Massachusetts State, General Obligations Unlimited, Series A (NPFGC Insured)
5.50%, 02/01/10	4,000,000	4,085,720
5.50%, 02/01/11	5,390,000	5,746,818
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 11/01/16	1,100,000	1,271,798
Massachusetts State, General Obligations Unlimited, Series B Prerefunded 06/01/10
6.00%, 06/01/16	500,000	521,100
Massachusetts State, General Obligations Unlimited, Series C (FSA Insured)
5.50%, 12/01/17	500,000	595,240
Massachusetts State, General Obligations Unlimited, Series D
5.50%, 10/01/16	1,100,000	1,301,619
Massachusetts State, General Obligations Unlimited, Series E (AMBAC Insured)
5.00%, 11/01/25	1,115,000	1,269,650

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Massachusetts Water Pollution Abatement Trust Revenue, Series A
5.25%, 08/01/15	$1,000,000	$1,170,620

		89,412,343

MICHIGAN – 0.53%
Detroit City School District, General Obligations Unlimited, Series A (FSA Q-SBLF Insured)
5.25%, 05/01/30	2,500,000	2,441,275
Detroit, Michigan Sewer Disposal System Revenue, Series A (FSA Insured) Prerefunded 07/01/13
5.00%, 07/01/32	3,000,000	3,381,300
Detroit, Michigan Water Supply System Revenue, Series B (FSA Insured)
6.25%, 07/01/36	750,000	796,313
Michigan State, General Obligations Unlimited, Series A
5.00%, 11/01/20	760,000	806,003

		7,424,891

MINNESOTA – 0.53%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/11	1,000,000	1,079,460
5.00%, 11/01/11	2,800,000	3,049,088
5.00%, 08/01/17	1,000,000	1,170,230
5.00%, 08/01/25	2,000,000	2,184,700

		7,483,478

MISSISSIPPI – 0.10%
Mississippi State, General Obligations Unlimited, Series A
5.25%, 11/01/15	1,250,000	1,450,388

		1,450,388

Security	Principal	Value
MISSOURI – 0.80%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (NPFGC Insured)
5.00%, 01/01/34	$2,000,000	$1,750,220
Missouri State Highways & Transit Commission State Road Revenue
5.00%, 02/01/14	625,000	708,119
5.25%, 05/01/18	3,000,000	3,479,160
Missouri State Highways & Transit Commission State Road Revenue, Series B
5.00%, 05/01/26	5,000,000	5,347,150

		11,284,649

NEVADA – 0.71%
Clark County School District, General Obligations Limited, Series A
5.00%, 06/15/27	5,000,000	5,056,350
Clark County School District, General Obligations Limited, Series A (NPFGC Insured-FGIC)
5.00%, 06/15/25	1,350,000	1,387,328
Nevada State Capitol Building, General Obligations Limited, Series A
5.00%, 02/01/11	500,000	529,280
Nevada State Capitol Building, General Obligations Limited, Series C
5.00%, 06/01/27	3,000,000	3,070,230

		10,043,188

NEW JERSEY – 5.60%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue, Series A (FSA Insured)
5.50%, 11/01/13	500,000	578,790
5.75%, 11/01/28	7,040,000	8,539,590

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
New Jersey Economic Development Authority Revenue
5.75%, 06/15/29	$3,000,000	$2,773,080
New Jersey Economic Development Authority Revenue, Series A Prerefunded 05/15/14
6.38%, 04/01/31	1,155,000	1,375,259
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13
5.00%, 06/15/26	1,000,000	1,129,010
New Jersey Economic Development Authority Revenue, Series K (AMBAC Insured)
5.25%, 12/15/16	2,870,000	3,186,217
New Jersey Economic Development Authority Revenue, Series K (NPFGC Insured-FGIC)
5.25%, 12/15/15	1,200,000	1,349,616
New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured)
5.50%, 09/15/09	1,005,000	1,006,558
New Jersey State Turnpike Authority Revenue, Series A (FSA Insured)
5.00%, 01/01/20	2,700,000	2,915,811
5.00%, 01/01/20	5,000,000	5,270,300
5.00%, 01/01/21	1,000,000	1,070,340
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured) Prerefunded 01/01/10
5.75%, 01/01/18	1,200,000	1,221,396

Security	Principal	Value
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured) Prerefunded 01/01/13
6.00%, 01/01/13	$1,000,000	$1,150,690
New Jersey State Turnpike Authority Revenue, Series A Prerefunded 01/01/10
5.50%, 01/01/27	500,000	508,500
New Jersey State, General Obligations Unlimited
5.00%, 08/01/15	1,200,000	1,379,328
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured)
5.25%, 07/15/19	2,000,000	2,336,520
New Jersey Transportation Trust Fund Authority Revenue, Series A
5.25%, 12/15/20	3,080,000	3,407,312
5.75%, 06/15/17	1,000,000	1,148,210
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured)
5.00%, 12/15/34	1,450,000	1,477,478
New Jersey Transportation Trust Fund Authority Revenue, Series A (FSA Insured)
4.25%, 12/15/22	8,500,000	8,441,520
New Jersey Transportation Trust Fund Authority Revenue, Series B
5.25%, 12/15/19	2,960,000	3,294,243
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured)
5.25%, 12/15/14	3,750,000	4,191,713

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 12/15/12	$4,300,000	$4,740,664
5.50%, 12/15/20	2,000,000	2,247,800
New Jersey Transportation Trust Fund Authority Revenue, Series C
5.00%, 06/15/10	1,000,000	1,036,270
New Jersey Transportation Trust Fund Authority Revenue, Series C (FGIC Insured)
5.25%, 06/15/12	400,000	445,276
New Jersey Transportation Trust Fund Authority Revenue, Series C (FSA Insured)
5.50%, 12/15/10	4,945,000	5,241,057
5.50%, 12/15/11	3,715,000	4,046,898
5.50%, 12/15/17	1,000,000	1,142,380
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13
5.50%, 06/15/18	1,000,000	1,148,560
5.50%, 06/15/22	1,000,000	1,148,560

		78,948,946

NEW MEXICO – 0.04%
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	500,000	548,710

		548,710

NEW YORK – 16.18%
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/47	2,520,000	2,248,520

Security	Principal	Value
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured)
4.50%, 02/15/47	$1,600,000	$1,354,048
Long Island Power Authority Revenue, Series A
5.75%, 04/01/39	3,700,000	3,922,074
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	1,100,000	1,196,173
Long Island Power Authority Revenue, Series A (FSA Insured)
5.00%, 12/01/16	1,000,000	1,104,680
Long Island Power Authority Revenue, Series A (NPFGC Insured-FGIC)
5.25%, 12/01/20	2,000,000	2,138,800
Long Island Power Authority Revenue, Series B
5.75%, 04/01/25	1,050,000	1,139,303
5.75%, 04/01/33	2,190,000	2,336,095
Metropolitan Transportation Authority Revenue, Series A
5.13%, 01/01/24	2,700,000	2,742,093
5.50%, 01/01/15	1,660,000	1,863,051
5.50%, 11/15/39	300,000	311,451
Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured)
5.50%, 11/15/14	1,875,000	2,103,581
Metropolitan Transportation Authority Revenue, Series B
5.00%, 11/15/34	1,000,000	1,009,480
Metropolitan Transportation Authority Revenue, Series C
6.25%, 11/15/23	2,700,000	3,041,415
New York City Industrial Development Agency Revenue (FGIC Insured)
5.00%, 03/01/46	1,000,000	876,330

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
New York City Municipal Water Finance Authority Water & Sewer System Revenue Prerefunded 06/15/10
5.50%, 06/15/33	$2,000,000	$2,100,840
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
4.75%, 06/15/30	4,850,000	4,900,004
5.00%, 06/15/38	6,250,000	6,334,063
5.00%, 06/15/39	2,325,000	2,344,507
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/21	1,000,000	1,101,300
5.00%, 06/15/22	5,000,000	5,458,950
5.00%, 06/15/27	500,000	525,630
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B (AMBAC Insured)
5.00%, 06/15/28	470,000	487,414
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C
5.00%, 06/15/35	1,400,000	1,414,742
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC
5.00%, 06/15/34	2,900,000	2,959,740
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/38	7,200,000	7,275,168

Security	Principal	Value
New York City Transit Authority Certificates of Participation, Series A (AMBAC Insured) Prerefunded 01/01/10
5.25%, 01/01/29	$2,000,000	$2,052,580
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
5.50%, 07/15/28	3,255,000	3,446,785
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 08/01/10	1,000,000	1,040,700
5.00%, 11/01/13	4,570,000	5,176,028
5.00%, 11/01/14	4,500,000	5,141,115
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/13	1,015,000	1,150,909
5.00%, 11/01/15	530,000	609,383
5.00%, 11/01/25	1,050,000	1,123,122
New York City Transitional Finance Authority Revenue, Subseries A-2
5.00%, 11/01/17	1,000,000	1,106,770
New York City Transitional Finance Authority Revenue, Subseries C-1
5.00%, 11/01/27	2,800,000	2,969,260
New York City, General Obligations Unlimited, Series A-1
5.25%, 08/15/23	5,000,000	5,411,700
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.50%, 06/01/23	1,000,000	1,149,250
New York City, General Obligations Unlimited, Series O
5.00%, 06/01/20	2,000,000	2,125,240

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
New York City, General Obligations Unlimited, Subseries B-1
5.25%, 09/01/23	$2,180,000	$2,360,286
New York City, General Obligations Unlimited, Subseries I-1
5.38%, 04/01/36	2,000,000	2,104,700
New York City, General Obligations Unlimited, Subseries L-1
5.00%, 04/01/27	1,200,000	1,250,088
New York Convention Center Development Corporation Revenue (AMBAC Insured)
5.00%, 11/15/44	2,500,000	2,262,125
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	4,000,000	4,235,400
New York State Dormitory Authority (Long Island Jewish Medical Center), Non State Supported Debt Revenue, Series A
5.75%, 05/01/37	750,000	753,750
New York State Dormitory Authority Revenue, Prerefunded 03/15/13
5.00%, 03/15/27	1,000,000	1,128,780
New York State Dormitory Authority Revenue, Series A (NPFGC Insured-FGIC)
5.50%, 07/01/18	1,405,000	1,586,667
New York State Dormitory Authority Revenue, Series D (NPFGC Insured)
5.25%, 10/01/23	1,050,000	1,066,958

Security	Principal	Value
New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 03/15/25	$3,700,000	$3,975,872
5.00%, 03/15/27	7,500,000	7,954,275
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	500,000	529,550
New York State Dormitory Authority State Personal Income Tax Revenue, Series B (AMBAC Insured)
5.50%, 03/15/26	3,885,000	4,472,645
New York State Dormitory Authority State Personal Income Tax Revenue, Series C
5.00%, 12/15/31	3,500,000	3,611,895
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 03/15/36	4,200,000	4,277,196
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	2,000,000	2,058,380
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	1,600,000	1,651,408
New York State Local Government Assistance Corp. Revenue, Series A
5.00%, 04/01/11	1,000,000	1,064,630

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
New York State Local Government Assistance Corp. Revenue, Series A-1 (FSA Insured)
5.00%, 04/01/11	$1,000,000	$1,065,610
New York State Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	4,800,000	5,646,528
New York State Thruway Authority Revenue
5.50%, 04/01/11	1,160,000	1,238,172
New York State Thruway Authority Revenue, Series A
5.00%, 03/15/10	1,000,000	1,023,030
New York State Thruway Authority Revenue, Series B
5.00%, 04/01/19	3,300,000	3,693,129
5.00%, 04/01/20	2,000,000	2,216,540
5.00%, 04/01/27	6,485,000	6,782,921
New York State Thruway Authority Revenue, Series B (AMBAC Insured)
5.00%, 04/01/21	840,000	900,530
New York State Thruway Authority Revenue, Series B (FSA Insured)
5.00%, 04/01/14	11,480,000	12,879,297
New York State Thruway Authority Revenue, Series H (NPFGC Insured)
5.00%, 01/01/20	4,000,000	4,378,800
5.00%, 01/01/21	3,400,000	3,686,382
New York State Thruway Authority Revenue, Series H (NPFGC Insured-FGIC)
5.00%, 01/01/22	1,280,000	1,376,461
5.00%, 01/01/23	720,000	767,930
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	1,700,000	1,813,237

Security	Principal	Value
New York State Urban Development Corp. Revenue, Series B-1
5.00%, 03/15/28	$250,000	$263,370
5.00%, 03/15/36	2,000,000	2,036,420
New York State Urban Development Corp. Revenue, Series D
5.63%, 01/01/28	800,000	839,912
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	690,000	719,732
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (FSA Insured) Prerefunded 01/01/11
5.25%, 01/01/30	6,250,000	6,625,813
New York State, General Obligations Unlimited, Series A
5.00%, 02/15/39	1,045,000	1,075,117
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured)
5.25%, 10/15/18	500,000	565,090
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	8,100,000	8,230,896
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 11/15/35	3,000,000	3,045,090
Triborough Bridge & Tunnel Authority Revenue, Series B
5.00%, 11/15/32	11,650,000	11,793,528
Triborough Bridge & Tunnel Authority Revenue, Series Y
5.50%, 01/01/17	1,000,000	1,163,830

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/31	$3,000,000	$3,100,410

		228,064,674

NORTH CAROLINA – 3.32%
Charlotte, North Carolina Water & Sewer System Revenue
5.00%, 07/01/38	4,000,000	4,167,920
Mecklenburg County, North Carolina, General Obligations Unlimited, Series C
5.00%, 02/01/14	750,000	853,155
North Carolina State Grant Anticipation Revenue
5.00%, 03/01/11	950,000	1,006,886
North Carolina State, General Obligations Unlimited
5.00%, 03/01/12	15,545,000	17,060,171
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/10	750,000	770,303
5.00%, 04/01/12	1,000,000	1,100,400
5.00%, 04/01/13	12,000,000	13,513,560
University of North Carolina Revenue
5.00%, 12/01/36	8,100,000	8,370,378

		46,842,773

OHIO – 2.28%
Cincinnati City School District, General Obligations Unlimited (NPFGC Insured-FGIC)
5.25%, 12/01/25	4,820,000	5,309,471
Columbus, Ohio Sewer Revenue, Series A
5.00%, 06/01/27	1,500,000	1,603,350
5.00%, 06/01/31	9,070,000	9,467,992

Security	Principal	Value
Hamilton County, Ohio Sales Tax Revenue, Subseries B (AMBAC Insured) Prerefunded 12/01/10
5.25%, 12/01/32	$2,985,000	$3,158,458
Ohio State Air Quality Development Authority Revenue, Series A
5.70%, 08/01/20	2,000,000	2,058,880
Ohio State Major New Infrastructure Projects Revenue, Series 2008-1
5.00%, 06/15/16	1,000,000	1,132,210
5.75%, 06/15/19	5,000,000	5,842,500
Ohio State, General Obligations Unlimited, Series A
5.38%, 09/01/28	1,970,000	2,148,738
Ohio State, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 08/01/11	1,365,000	1,470,828

		32,192,427

OREGON – 2.40%
Oregon State Department of Administrative Services (FSA Insured)
5.00%, 09/01/11	10,000,000	10,815,000
Oregon State Department of Transportation Highway User Tax Revenue, Series A
4.50%, 11/15/32	3,725,000	3,740,757
Oregon State, General Obligations Unlimited, Series A
4.50%, 08/01/32	15,815,000	15,982,481
Portland, Oregon Sewer System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/14	2,850,000	3,235,520

		33,773,758

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
PENNSYLVANIA – 1.72%
Chester County, Pennsylvania, General Obligations Unlimited
5.00%, 07/15/28	$1,410,000	$1,531,204
Pennsylvania State Public School Building Authority, Series A (FSA Insured)
5.00%, 06/01/31	1,800,000	1,828,296
Pennsylvania State Turnpike Commission Revenue, Series B
5.25%, 06/01/39	1,000,000	1,014,550
Pennsylvania State, General Obligations Unlimited
5.25%, 07/01/15	1,800,000	2,087,190
Pennsylvania State, General Obligations Unlimited, Series 1
5.00%, 08/01/10	2,000,000	2,082,500
5.00%, 10/01/26	1,085,000	1,160,288
Pennsylvania State, General Obligations Unlimited, Series 2
5.00%, 01/01/20	3,500,000	3,850,000
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 07/01/11	500,000	537,565
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC)
5.00%, 07/01/13	3,300,000	3,716,790
Pennsylvania State, General Obligations Unlimited, Series 3
5.00%, 09/01/13	625,000	706,400
Pennsylvania State, General Obligations Unlimited, Series 3 (FSA Insured)
5.00%, 09/01/14	1,250,000	1,426,688

Security	Principal	Value
Pennsylvania State, General Obligations Unlimited, Series A-2
5.00%, 08/01/18	$1,000,000	$1,141,490
Pennsylvania Turnpike Commission Registration Fee Revenue (AMBAC Insured) Prerefunded 07/15/11
5.00%, 07/15/41	1,200,000	1,304,856
Philadelphia School District, General Obligations Unlimited, Series D (FGIC-State Aid Witholding Insured) Prerefunded 06/01/14
5.13%, 06/01/34	1,200,000	1,380,132
State Public School Building Authority Revenue (FSA Insured)
5.50%, 06/01/28	470,000	501,307

		24,269,256

PUERTO RICO – 4.57%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A
6.00%, 07/01/38	7,020,000	7,052,713
Puerto Rico Commonwealth, General Obligations Unlimited, Series A
5.00%, 07/01/23	1,000,000	952,870
5.25%, 07/01/24	1,000,000	966,920
Puerto Rico Commonwealth, General Obligations Unlimited, Series A (Assured Guaranty Insured)
5.00%, 07/01/14	1,100,000	1,166,704
Puerto Rico Electric Power Authority Revenue, Series TT
5.00%, 07/01/32	2,000,000	1,908,200
5.00%, 07/01/37	7,000,000	6,513,080

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Puerto Rico Electric Power Authority Revenue, Series WW
5.25%, 07/01/33	$1,500,000	$1,475,850
5.50%, 07/01/38	2,520,000	2,516,170
Puerto Rico Government Development Bank Revenue, Series B
5.00%, 12/01/09	1,000,000	1,007,810
Puerto Rico Highway & Transportation Authority Revenue, Series CC (FSA Insured)
5.25%, 07/01/36	3,035,000	3,178,464
Puerto Rico Highway & Transportation Authority Revenue, Series M
5.00%, 07/01/46	2,500,000	2,131,650
Puerto Rico Highway & Transportation Authority Revenue, Series N (Assured Guaranty Ltd. Insured)
5.25%, 07/01/36	2,000,000	2,094,540
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/25	7,275,000	7,094,362
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series C (FSA Insured)
5.25%, 08/01/17	1,000,000	1,079,350
Puerto Rico Public Buildings Authority Revenue, Series H (AMBAC Commonwealth of Puerto Rico GTD Insured)
5.50%, 07/01/16	1,450,000	1,490,151
Puerto Rico Public Buildings Authority Revenue, Series I (Commonwealth of Puerto Rico GTD Insured)
5.00%, 07/01/36	3,000,000	2,521,620

Security	Principal	Value
Puerto Rico Public Buildings Authority Revenue, Series P (Commonwealth of Puerto Rico GTD Insured)
6.25%, 07/01/26	$1,000,000	$1,014,560
6.75%, 07/01/36	2,500,000	2,594,225
Puerto Rico Sales Tax Financing Revenue, Series A
5.50%, 08/01/28	470,000	485,947
5.75%, 08/01/37	4,000,000	4,100,040
6.00%, 08/01/42	12,500,000	13,020,625

		64,365,851

SOUTH CAROLINA – 2.03%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	8,000,000	9,156,240
South Carolina State Public Services Authority Revenue, Series A
5.50%, 01/01/38	3,800,000	4,077,780
South Carolina State Public Services Authority Revenue, Series A (AMBAC Insured)
5.00%, 01/01/20	8,250,000	8,898,780
South Carolina State Public Services Authority Revenue, Series A (NPFGC Insured)
5.00%, 01/01/17	1,500,000	1,708,815
South Carolina State Public Services Authority Revenue, Series B (NPFGC Insured)
5.00%, 01/01/22	1,315,000	1,412,968
South Carolina State Public Services Authority Revenue, Series D (FSA Insured)
5.00%, 01/01/10	500,000	507,755
5.00%, 01/01/21	2,700,000	2,888,568

		28,650,906

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
TENNESSEE – 0.29%
Metropolitan Government Nashville & Davidson County, General Obligations Unlimited
5.00%, 01/01/20	$1,000,000	$1,122,930
Tennessee State, General Obligations Unlimited, Series C
5.00%, 09/01/10	2,815,000	2,940,380

		4,063,310

TEXAS – 7.05%
Cypress-Fairbanks Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 02/15/30	4,000,000	4,184,680
5.00%, 02/15/35	1,200,000	1,235,328
Dallas Area Rapid Transit Sales Tax Revenue (AMBAC Insured)
5.00%, 12/01/36	1,200,000	1,218,864
Dallas Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/25	700,000	736,442
Dallas Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/15/28	6,500,000	6,762,795
Dallas, Texas Waterworks & Sewer System Revenue (AMBAC Insured)
5.00%, 10/01/17	750,000	865,380
Harris County, Texas General Obligations Limited, Series A
5.25%, 10/01/24	3,000,000	3,212,880
Harris County, Texas General Obligations Limited, Series B
5.00%, 10/01/25	4,000,000	4,280,880

Security	Principal	Value
Houston, Texas Airport System Revenue, Series A
5.50%, 07/01/39	$1,000,000	$1,024,510
Houston, Texas General Obligations Limited, Series A
5.25%, 03/01/28	1,235,000	1,315,991
Houston, Texas Utility System Revenue, Series A (Assured Guaranty Ltd. Insured)
6.00%, 11/15/36	1,000,000	1,127,230
Klein Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/01/38	840,000	865,561
North East Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.25%, 02/01/27	1,000,000	1,163,930
North Texas Municipal Water District Water System Revenue
5.00%, 09/01/38	1,700,000	1,725,857
North Texas Municipal Water District Water System Revenue (NPFGC Insured)
5.00%, 09/01/31	1,500,000	1,533,765
North Texas Tollway Authority Revenue, Series A (NPFGC Insured)
5.13%, 01/01/28	12,390,000	12,222,487
North Texas Tollway Authority Revenue, Series F
5.75%, 01/01/38	1,000,000	982,080
Plano Independent School District, General Obligations Unlimited, Series A
5.25%, 02/15/34	1,700,000	1,785,153

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
San Antonio, Texas Electric & Gas Revenue
5.00%, 02/01/32	$5,335,000	$5,440,740
5.38%, 02/01/14	1,000,000	1,134,720
5.38%, 02/01/16	2,000,000	2,154,840
San Antonio, Texas Electric & Gas Revenue, Series A
5.00%, 02/01/24	1,050,000	1,103,151
Texas State Economic Development Bank, General Obligations Unlimited
5.00%, 04/01/27	1,300,000	1,395,576
5.00%, 04/01/28	1,000,000	1,053,790
5.00%, 04/01/30	2,850,000	2,966,537
Texas State Transportation Commission Revenue
5.00%, 04/01/24	6,250,000	6,746,313
5.00%, 04/01/25	500,000	533,080
5.00%, 04/01/26	1,000,000	1,069,550
5.00%, 04/01/27	9,650,000	10,262,582
Texas State, General Obligations Unlimited
4.50%, 04/01/33	5,000,000	4,900,100
5.00%, 10/01/09	600,000	602,328
Texas State, General Obligations Unlimited, Series A
4.75%, 04/01/35	5,600,000	5,632,536
5.00%, 04/01/26	2,850,000	3,007,292
5.00%, 04/01/33	5,000,000	5,139,500

		99,386,448

UTAH – 1.00%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.00%, 07/01/12	1,000,000	1,089,870
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	1,500,000	1,699,635
5.00%, 07/01/16	1,525,000	1,781,841
5.00%, 07/01/17	1,000,000	1,172,550

Security	Principal	Value
Utah State, General Obligations Unlimited, Series B
5.38%, 07/01/10	$5,520,000	$5,748,197
Utah Transit Authority Sales Tax Revenue, Series A
5.00%, 06/15/28	1,000,000	1,065,040
Utah Transportation Authority Sales Tax Revenue, Series A (FSA Insured)
5.00%, 06/15/32	1,500,000	1,561,590

		14,118,723

VIRGINIA – 0.07%
Hampton Roads Sanitation District Wastewater Revenue
5.00%, 04/01/38	1,000,000	1,031,640

		1,031,640

WASHINGTON – 1.72%
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A
5.00%, 11/01/36	3,150,000	3,198,321
King County, Washington Sewer Revenue
5.00%, 01/01/38	6,350,000	6,492,875
Washington State, General Obligations Unlimited, Series A
5.00%, 07/01/25	1,330,000	1,443,023
5.00%, 07/01/27	4,750,000	5,092,998
5.00%, 07/01/31	1,400,000	1,463,980
Washington State, General Obligations Unlimited, Series C
5.00%, 01/01/27	1,000,000	1,068,760
5.00%, 01/01/28	1,000,000	1,062,210
Washington State, General Obligations Unlimited, Series E
5.00%, 02/01/31	1,500,000	1,572,255

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Washington State, General Obligations Unlimited, Series R-A (AMBAC Insured)
5.00%, 01/01/21	$2,685,000	$2,887,395

		24,281,817

WISCONSIN – 0.89%
Wisconsin State General Fund Annual Appropriation Revenue, Series A
5.38%, 05/01/25	2,050,000	2,270,047
5.63%, 05/01/28	1,000,000	1,103,000
5.75%, 05/01/33	2,000,000	2,179,340
Wisconsin State Transportation Revenue, Series A (FSA Insured)
5.00%, 07/01/20	2,000,000	2,266,540
Wisconsin State, General Obligations Unlimited, Series 1
5.00%, 05/01/18	3,000,000	3,289,110
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.50%, 05/01/14	1,250,000	1,437,350

		12,545,387

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $1,351,373,220)		1,391,805,405

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
Morgan Stanley Institutional Liquidity Funds – Tax-Exempt
Portfolio, Institutional Shares 0.12%[a]	1,526,925	$1,526,925

		1,526,925

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,526,925)		1,526,925

TOTAL INVESTMENTS IN SECURITIES – 98.83%
(Cost: $1,352,900,145)		1,393,332,330

Other Assets, Less Liabilities – 1.17%		16,465,806

NET ASSETS – 100.00%		$1,409,798,136

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC – Berkshire Hathaway Assurance Corp.
FGIC – Financial Guaranty Insurance Co.
FSA – Financial Security Assurance Inc.
GTD – Guaranteed Bond
IBC – Insured Bond Certificates
NPFGC – National Public Finance Guarantee Corp.
PSF – Permanent School Fund
Q-SBLF – Qualified Student Bond Loan Fund

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.50%

ALABAMA – 0.17%
Alabama State Public School & College Authority Revenue
5.00%, 12/01/11	$250,000	$271,390

		271,390

ARIZONA – 4.12%
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13
5.25%, 09/01/17	675,000	763,560
Arizona School Facility Board Revenue, Prerefunded 07/01/11
5.50%, 07/01/17	500,000	542,580
Mesa Industrial Development Authority, Discovery Health Systems Revenue, Series A (NPFGC Insured) Prerefunded 01/01/10
5.63%, 01/01/29	4,000,000	4,106,840
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A
5.00%, 01/01/10	1,000,000	1,015,370

		6,428,350

CALIFORNIA – 19.37%
California Infrastructure & Economic Development Bank Revenue, Series A (AMBAC Insured)
5.00%, 10/01/09	500,000	501,765
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	580,000	650,441
5.50%, 05/01/16	2,400,000	2,699,352

Security	Principal	Value
California State Department of Water Resources Supply Revenue, Series A (FSA Insured)
5.25%, 05/01/11	$225,000	$237,978
California State Department of Water Resources Supply Revenue, Series A (NPFGC Insured)
5.25%, 05/01/12	1,580,000	1,718,677
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.25%, 05/01/20	550,000	614,999
5.75%, 05/01/17	600,000	678,768
California State Economic Recovery, General Obligations Unlimited, Series A
5.25%, 07/01/12	825,000	897,286
5.25%, 07/01/13	715,000	788,902
5.25%, 07/01/14	250,000	278,455
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/10	500,000	515,190
5.00%, 07/01/11	750,000	793,912
5.00%, 07/01/12	850,000	919,147
5.25%, 07/01/13	255,000	281,357
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 03/01/10
5.00%, 07/01/23	500,000	507,635
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/11
5.00%, 07/01/23	475,000	497,268

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
California State, General Obligations Unlimited
5.00%, 04/01/10	$500,000	$511,085
5.00%, 02/01/13	250,000	271,710
5.00%, 03/01/13	750,000	816,405
5.00%, 03/01/14	1,740,000	1,911,616
5.00%, 05/01/14	500,000	550,550
5.25%, 02/01/14	100,000	109,532
5.75%, 10/01/10	1,000,000	1,045,920
6.10%, 10/01/09	450,000	451,930
California State, General Obligations Unlimited (FSA Insured)
5.25%, 02/01/10	455,000	462,790
California State, General Obligations Unlimited (NPFGC Insured)
5.50%, 03/01/13	200,000	209,112
6.00%, 10/01/10	125,000	131,046
California State, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 03/01/14	500,000	548,870
California State, General Obligations Unlimited (XLCA Insured) Prerefunded 10/01/10
5.25%, 10/01/23	325,000	340,096
California State, General Obligations Unlimited, Prerefunded 04/01/14
5.50%, 04/01/28	500,000	581,390
East Bay California Municipal Utility District Water System Revenue (NPFGC Insured) Prerefunded 06/01/11
5.00%, 06/01/26	350,000	375,935
Los Angeles County Metropolitan Transportation Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/11	1,150,000	1,194,068

Security	Principal	Value
Los Angeles Unified School District, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 07/01/13
5.00%, 07/01/24	$285,000	$324,073
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/13	625,000	687,281
Los Angeles Unified School District, General Obligations Unlimited, Series F (FGIC Insured) Prerefunded 07/01/13
5.00%, 07/01/25	725,000	824,397
Orange County Public Financing Authority Lease Revenue (NPFGC Insured)
5.00%, 07/01/11	720,000	760,615
Southern California Public Power Authority Revenue
6.75%, 07/01/10	2,955,000	3,100,445
Southern California Public Power Authority Revenue, Series A (AMBAC Insured) Prerefunded 07/01/13
5.00%, 07/01/33	605,000	687,945
University of California Revenue, Series A (AMBAC Insured)
5.00%, 05/15/11	295,000	315,063
5.00%, 05/15/13	125,000	139,374
Vernon, California Electric System Revenue, Series A
3.75%, 08/01/13	355,000	355,067
5.25%, 08/01/14	900,000	958,491

		30,245,938

COLORADO – 3.32%
Colorado Department of Transportation Revenue (AMBAC Insured) Prerefunded 06/15/10
6.00%, 06/15/15	500,000	525,015

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Colorado Department of Transportation Revenue, Series B (NPFGC Insured)
5.00%, 06/15/11	$1,550,000	$1,657,647
E-470 Colorado Public Highway Authority Revenue, Series A (NPFGC Insured) Prerefunded 09/01/10
5.75%, 09/01/29	500,000	536,255
5.75%, 09/01/35	1,300,000	1,394,263
Jefferson County School District (No. R-001), General Obligations Unlimited (NPFGC-State Aid Witholding Insured)
6.50%, 12/15/10	1,000,000	1,073,680

		5,186,860

CONNECTICUT – 1.50%
Connecticut State, General Obligations Unlimited, Series C
5.25%, 12/15/09	1,630,000	1,652,983
5.50%, 12/15/12	175,000	198,464
Connecticut State, General Obligations Unlimited, Series D Prerefunded 11/15/11
5.13%, 11/15/18	450,000	491,008

		2,342,455

FLORIDA – 2.74%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/10	500,000	515,150
5.00%, 07/01/13	485,000	511,665
Florida State Department of Environmental Protection & Preservation Revenue, Series A (NPFGC Insured-FGIC)
5.75%, 07/01/10	400,000	414,460
Florida State Department of Environmental Protection & Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/10	500,000	515,150

Security	Principal	Value
Florida State Turnpike Authority (FSA Insured)
5.25%, 07/01/11	$215,000	$230,372
Jacksonville Electric Authority Revenue
5.25%, 10/01/11	1,350,000	1,458,661
Orange County Tourist Development Tax Revenue (AMBAC Insured) Prerefunded 10/01/09
5.50%, 10/01/31	625,000	627,650

		4,273,108

GEORGIA – 6.20%
Atlanta, Georgia Airport Revenue, Series A (FGIC Insured) Prerefunded 01/01/10
5.60%, 01/01/30	1,650,000	1,695,127
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series B Prerefunded 5/01/12
5.00%, 05/01/20	400,000	440,800
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series C
5.50%, 07/01/12	500,000	561,050
Georgia State Road & Tollway Authority Revenue (NPFGC Insured)
5.00%, 06/01/12	780,000	858,858
Georgia State, General Obligations Unlimited, Series C
5.50%, 07/01/14	500,000	583,995
Henry County School District, General Obligations Unlimited, Series A (State Aid Witholding Insured)
5.00%, 04/01/12	2,775,000	3,045,035

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Richmond County Board of Education, General Obligations Unlimited (State Aid Witholding Insured)
5.00%, 10/01/11	$2,300,000	$2,494,189

		9,679,054

HAWAII – 1.64%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/10	500,000	518,900
5.00%, 07/01/12	200,000	220,752
5.00%, 07/01/13	1,135,000	1,278,350
Honolulu City & County Wastewater System Revenue, Series SR (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/31	500,000	539,175

		2,557,177

ILLINOIS – 3.63%
Chicago, Illinois Board of Education, General Obligations Unlimited, Series C (FSA Insured) Prerefunded 12/01/11
5.00%, 12/01/31	550,000	599,890
Chicago, Illinois General Obligations Unlimited, Series A (FSA Insured) Prerefunded 01/01/14
5.00%, 01/01/34	350,000	396,480
Chicago, Illinois General Obligations Unlimited, Series C (FGIC Insured) Prerefunded 07/01/10
5.50%, 01/01/40	1,000,000	1,052,430
Chicago, Illinois O’Hare International Airport Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 01/01/14	500,000	545,585
Chicago, Illinois Waterworks Revenue (AMBAC Insured) Prerefunded 11/01/11
5.00%, 11/01/31	550,000	597,723

Security	Principal	Value
Illinois State Toll Highway Authority Revenue, Series A (FSA Insured)
5.50%, 01/01/14	$1,000,000	$1,133,880
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	550,000	603,163
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured)
5.25%, 06/15/11	695,000	745,054

		5,674,205

INDIANA – 0.36%
Indianapolis Local Public Improvement Bond Bank Revenue, Series A (NPFGC Insured) Prerefunded 07/01/12
5.25%, 07/01/33	500,000	556,980

		556,980

KANSAS – 0.31%
Kansas State Department of Transportation Highway Revenue, Series A
5.00%, 09/01/12	430,000	478,491

		478,491

KENTUCKY – 1.08%
Kentucky State Property & Buildings Commission Revenue (No. 82) (FSA Insured)
5.25%, 10/01/13	1,500,000	1,691,790

		1,691,790

LOUISIANA – 0.19%
Louisiana Public Facilities Authority Revenue (Tulane University), Series A (AMBAC Insured) Prerefunded 07/01/12
5.13%, 07/01/27	265,000	293,649

		293,649

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
MARYLAND – 1.59%
Maryland State Department of Transportation Consolidated Revenue
5.00%, 05/01/12	$400,000	$440,688
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	500,000	567,060
5.00%, 08/01/13	600,000	681,174
Maryland State, General Obligations Unlimited, Series A
5.00%, 08/01/11	500,000	540,030
5.00%, 08/01/12	230,000	255,682

		2,484,634

MASSACHUSETTS – 5.68%
Massachusetts State Special Obligations Revenue (FSA Insured)
5.00%, 12/15/13	350,000	389,708
Massachusetts State Special Obligations Revenue, Series A (FGIC Insured) Prerefunded 06/01/12
5.38%, 06/01/20	500,000	549,815
Massachusetts State Water Resources Authority Revenue, Series A (FGIC Insured) Prerefunded 08/01/10
5.75%, 08/01/39	1,500,000	1,588,005
Massachusetts State Water Resources Authority Revenue, Series D (NPFGC Insured)
5.50%, 08/01/11	1,000,000	1,087,670
Massachusetts State, General Obligations Limited
5.00%, 07/01/12	500,000	552,025
Massachusetts State, General Obligations Limited, Series A
5.50%, 01/01/10	700,000	712,019

Security	Principal	Value
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/10	$1,100,000	$1,162,370
5.50%, 11/01/11	1,650,000	1,809,968
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured-FGIC)
5.50%, 11/01/13	500,000	576,890
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/12	200,000	221,364
6.00%, 11/01/11	200,000	221,300

		8,871,134

MICHIGAN – 0.08%
Detroit, Michigan Water Supply System Revenue, Series A (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/33	110,000	117,492

		117,492

MINNESOTA – 0.74%
Minnesota State, General Obligations Unlimited
5.00%, 11/01/09	630,000	634,876
5.00%, 10/01/10	500,000	523,720

		1,158,596

MISSOURI – 0.48%
Missouri State Highways & Transit Commission State Road Revenue
5.00%, 02/01/14	660,000	747,773

		747,773

NEVADA – 2.15%
Clark County, Nevada Airport Revenue, Series B (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/34	500,000	539,645
Clark County, Nevada School District, General Obligations Limited, Series B
4.00%, 06/15/11	1,000,000	1,049,790

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Clark County, Nevada School District, General Obligations Limited, Series C (NPFGC Insured) Prerefunded 06/15/12
5.00%, 06/15/22	$500,000	$552,735
5.38%, 06/15/14	400,000	446,292
Truckee Meadows Water Authority Water Revenue, Series A (FSA Insured) Prerefunded 07/01/11
5.13%, 07/01/30	710,000	765,629

		3,354,091

NEW JERSEY – 7.87%
New Jersey Building Authority, Series B
5.00%, 06/15/13	425,000	463,199
New Jersey Economic Development Authority Revenue (Cigarette Tax), (FGIC Insured)
5.00%, 06/15/13	300,000	301,314
New Jersey Economic Development Authority Revenue, Series A
5.00%, 05/01/12	500,000	537,995
5.00%, 05/01/13	650,000	710,177
New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13
5.00%, 06/15/24	2,250,000	2,540,273
New Jersey State Transit Corp. Certificates of Participation, Series A (AMBAC Insured)
5.50%, 09/15/13	400,000	439,428
New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured) Prerefunded 9/15/10
6.00%, 09/15/15	500,000	528,520

Security	Principal	Value
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured)
5.75%, 01/01/10	$1,350,000	$1,372,046
6.00%, 01/01/14	1,225,000	1,440,196
New Jersey State, General Obligations Unlimited (FGIC Insured) Prerefunded 08/01/12
5.00%, 08/01/22	200,000	222,082
New Jersey State, General Obligations Unlimited, Series H
5.25%, 07/01/12	600,000	666,420
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured)
5.25%, 07/15/13	425,000	482,928
New Jersey Transportation Trust Fund Authority Revenue, Series A (NPFGC Insured)
5.25%, 12/15/09	275,000	278,674
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured) Prerefunded 12/15/11
5.00%, 12/15/21	500,000	546,415
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 12/15/13	500,000	557,450
New Jersey Transportation Trust Fund Authority Revenue, Series C
5.00%, 06/15/10	600,000	621,762
New Jersey Transportation Trust Fund Authority Revenue, Series C (FSA Insured)
5.50%, 12/15/10	550,000	582,929

		12,291,808

NEW MEXICO – 0.98%
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	1,400,000	1,536,388

		1,536,388

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
NEWYORK – 11.00%
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/10	$450,000	$472,311
Long Island Power Authority Electric System Revenue, Series F (NPFGC Insured)
5.00%, 05/01/12	500,000	538,940
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13
5.00%, 11/15/27	500,000	547,075
Metropolitan Transportation Authority Revenue, Series H
5.25%, 11/15/11	500,000	538,545
Nassau County Interim Finance Authority Revenue, Series B (NPFGC Insured)
5.00%, 11/15/09	300,000	302,931
New York City Transitional Finance Authority Revenue, Series A
5.25%, 11/01/10	250,000	262,988
New York City Transitional Finance Authority Revenue, Subseries D-1
5.00%, 11/01/10	550,000	577,506
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/11	650,000	705,478
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/12	500,000	545,405
5.00%, 08/01/13	425,000	469,787
New York City, General Obligations Unlimited, Series B
5.50%, 08/01/10	500,000	521,390
New York City, General Obligations Unlimited, Series C
5.25%, 08/01/11	250,000	268,350

Security	Principal	Value
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	$1,920,000	$2,051,866
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/11	500,000	534,340
New York State Dormitory Authority Revenue (FGIC Insured) Prerefunded 05/15/10
5.75%, 05/15/24	500,000	523,995
New York State Environmental Facilities Corp. Revenue
5.75%, 06/15/10	495,000	515,755
New York State Local Government Assistance Corp. Revenue, Series A
5.00%, 04/01/11	990,000	1,053,984
5.00%, 04/01/12	500,000	547,580
New York State Local Government Assistance Corp. Revenue, Series A-1 (FSA Insured)
5.00%, 04/01/12	2,000,000	2,194,080
New York State Local Government Assistance Corp. Revenue, Series A-2
5.00%, 04/01/10	200,000	205,354
New York State Power Authority Revenue, Series A Prerefunded 11/15/12
5.25%, 11/15/16	250,000	283,053
5.25%, 11/15/18	400,000	452,884
New York State Thruway Authority Revenue
5.00%, 04/01/13	550,000	609,186
5.50%, 04/01/12	1,000,000	1,100,030
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue, Series A
5.00%, 04/01/12	500,000	545,305

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/13	$500,000	$555,645
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	250,000	260,773

		17,184,536

NORTH CAROLINA – 0.63%
Mecklenburg County General Obligations Unlimited, Series A
5.00%, 08/01/13	385,000	437,245
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/12	500,000	550,200

		987,445

OHIO – 2.00%
Cincinnati City School District, General Obligations Unlimited (FSA Insured) Prerefunded 12/01/13
5.00%, 12/01/31	800,000	912,472
Hamilton County, Ohio Sales Tax Revenue, Subseries B (AMBAC Insured) Prerefunded 12/01/10
5.25%, 12/01/32	550,000	581,961
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.00%, 06/15/11	1,025,000	1,095,623
Ohio State Revenue, Series II-A (AMBAC Insured)
5.00%, 08/01/11	500,000	536,680

		3,126,736

OKLAHOMA – 0.74%
Grand River Dam Authority Revenue (AMBAC Insured)
6.25%, 06/01/11	370,000	397,646

Security	Principal	Value
Grand River Dam Authority Revenue, Series A (FSA Insured)
5.00%, 06/01/12	$690,000	$754,260

		1,151,906

OREGON – 1.60%
Oregon State Department of Administrative Services Revenue (FSA Insured)
5.00%, 09/01/09	1,200,000	1,200,000
5.00%, 09/01/10	1,000,000	1,044,500
Oregon State Department of Transportation Highway User Tax Revenue, Series A Prerefunded 11/15/12
5.13%, 11/15/26	225,000	251,892

		2,496,392

PENNSYLVANIA – 3.57%
Delaware Valley Regional Financial Authority Revenue
5.50%, 07/01/12	250,000	274,268
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 07/01/10	500,000	519,070
5.00%, 07/01/11	500,000	537,565
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC)
5.00%, 07/01/13	1,680,000	1,892,184
Pennsylvania Turnpike Commission Registration Fee Revenue (AMBAC Insured) Prerefunded 07/15/11
5.00%, 07/15/41	550,000	598,059
Philadelphia School District, General Obligations Unlimited, Series A (FSA-State Aid Witholding Insured) Prerefunded 02/01/12
5.50%, 02/01/31	750,000	826,770

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
Philadelphia School District, General Obligations Unlimited, Series D (FGIC-State Aid Witholding Insured) Prerefunded 06/01/14
5.13%, 06/01/34	$700,000	$805,077
Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (FGIC Insured) Prerefunded 11/01/12
5.00%, 11/01/31	115,000	128,157

		5,581,150

PUERTO RICO – 4.56%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/14	1,950,000	2,026,869
Puerto Rico Commonwealth, General Obligations Unlimited (FGIC Insured)
5.50%, 07/01/12	500,000	516,890
Puerto Rico Electric Power Authority Revenue, Series 00 (CIFG Insured)
5.00%, 07/01/13	1,480,000	1,560,334
Puerto Rico Government Development Bank Revenue, Series B
5.00%, 12/01/09	3,000,000	3,023,430

		7,127,523

SOUTH CAROLINA – 0.90%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	850,000	972,851
South Carolina State Public Service Authority Revenue, Series D (FSA Insured)
5.25%, 01/01/12	400,000	436,288

		1,409,139

Security	Principal	Value
TENNESSEE – 0.29%
Memphis Electric System Revenue, Series A (NPFGC Insured)
5.00%, 12/01/11	$425,000	$459,383

		459,383

TEXAS – 3.82%
Houston, Texas Airport System Revenue, Series B (FSA Insured) Prerefunded 07/01/10
5.70%, 07/01/28	1,000,000	1,044,390
Keller, Texas Independent School District, General Obligations Unlimited (PSF-GTD Insured) Prerefunded 08/15/11
5.38%, 08/15/31	1,000,000	1,088,300
San Antonio, Texas Electric & Gas Revenue Prerefunded 02/01/12
5.38%, 02/01/19	500,000	544,315
Texas Municipal Power Agency Revenue (NPFGC Insured)
5.25%, 09/01/09	250,000	250,000
Texas State Transportation Commission Revenue, Series A
5.00%, 04/01/13	1,465,000	1,635,057
Texas State, General Obligations Unlimited
5.00%, 10/01/09	450,000	451,746
5.00%, 10/01/11	875,000	948,115

		5,961,923

UTAH – 1.46%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.00%, 07/01/12	250,000	272,468
5.25%, 07/01/13	500,000	557,995
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	300,000	339,927
Utah State, General Obligations Unlimited, Series A Prerefunded 07/01/13
5.00%, 07/01/16	425,000	481,733

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Shares or Principal	Value
Utah State, General Obligations Unlimited, Series B
5.00%, 07/01/10	$500,000	$519,155
5.38%, 07/01/11	105,000	113,764

		2,285,042

VIRGINIA – 1.38%
Fairfax County, Virginia, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 10/01/11	1,975,000	2,146,450

		2,146,450

WASHINGTON – 0.90%
King County School District (No. 001), General Obligations Limited, Series A
5.00%, 06/01/13	1,250,000	1,399,700

		1,399,700

WISCONSIN – 1.45%
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.50%, 05/01/14	1,750,000	2,012,290
Wisconsin State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 05/01/13	225,000	251,451

		2,263,741

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $152,730,600)		153,822,429

SHORT-TERM INVESTMENTS – 0.28%

MONEY MARKET FUNDS – 0.28%
Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio, Institutional Shares 0.12%[a]	444,563	444,563

		444,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $444,563)		444,563

Security	Value
TOTAL INVESTMENTS IN SECURITIES – 98.78%
(Cost: $153,175,163)	$154,266,992

Other Assets, Less Liabilities – 1.22%	1,906,322

NET ASSETS – 100.00%	$156,173,314

AMBAC – American Municipal Bond Assurance Corp. Financial Group
CIFG – CDC IXIS Financial Guaranty
FGIC – Financial Guaranty Insurance Co.
FSA – Financial Security Assurance Inc.
GTD – Guaranteed Bond
NPFGC – National Public Finance Guarantee Corp.
PSF – Permanent School Fund
XLCA – XL Capital Assurance Inc.

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.26%

NEW YORK – 98.26%
Hudson Yards Infrastructure Corp. Revenue, Series A (FGIC Insured)
5.00%, 02/15/47	$450,000	$401,521
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured)
4.50%, 02/15/47	675,000	571,239
Long Island Power Authority Revenue, Series A (AMBAC Insured)
5.50%, 12/01/11	300,000	325,059
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	400,000	434,972
Long Island Power Authority Revenue, Series A Prerefunded 09/01/11
5.38%, 09/01/25	1,500,000	1,636,080
Long Island Power Authority Revenue, Series B
5.00%, 12/01/35	225,000	225,110
Long Island Power Authority Revenue, Series C
5.00%, 09/01/35	500,000	500,290
Long Island Power Authority Revenue, Series E (NPFGC Insured-FGIC)
5.00%, 12/01/21	400,000	419,696
Long Island Power Authority Revenue, Series L Prerefunded 05/01/11
5.38%, 05/01/33	1,000,000	1,076,870
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13
5.00%, 11/15/27	1,300,000	1,422,395
Metropolitan Transportation Authority Revenue, Series A
5.00%, 11/15/31	600,000	602,478
5.13%, 01/01/24	250,000	253,897
5.50%, 11/15/39	700,000	726,719

Security	Principal	Value
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 10/01/15
4.75%, 04/01/28	$430,000	$497,007
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 11/15/11
5.00%, 11/15/31	650,000	708,058
Metropolitan Transportation Authority Revenue, Series B
5.00%, 11/15/34	650,000	656,162
Metropolitan Transportation Authority Revenue, Series B (AMBAC Insured)
5.00%, 11/15/30	1,600,000	1,611,760
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.00%, 11/15/28	232,500	233,707
New York City Industrial Development Agency Revenue (Yankee Stadium) (FGIC Insured)
4.50%, 03/01/39	360,000	289,307
New York City Municipal Water Finance Authority Revenue, Series C (NPFGC Insured)
5.00%, 06/15/25	600,000	629,592
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
5.00%, 06/15/38	100,000	101,345
5.00%, 06/15/39	2,500,000	2,520,975
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/37	100,000	101,475
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B Prerefunded 06/15/10
6.50%, 06/15/31	275,000	291,030

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/37	$250,000	$252,860
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD
4.75%, 06/15/36	980,000	974,051
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series GG-1
5.25%, 06/15/32	750,000	791,655
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
4.75%, 01/15/38	250,000	241,667
New York City Transitional Finance Authority Revenue, Series A
5.25%, 11/01/10	1,000,000	1,051,950
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/15	500,000	574,890
5.00%, 11/01/21	250,000	274,167
New York City Transitional Finance Authority Revenue, Series S-1
5.00%, 01/15/26	470,000	483,903
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/20	1,000,000	1,098,300
5.00%, 08/01/21	725,000	789,829
New York City, General Obligations Unlimited, Series A
5.00%, 08/01/25	400,000	417,316
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/17	1,000,000	1,115,500
New York City, General Obligations Unlimited, Series C
5.00%, 01/01/17	375,000	416,981

Security	Principal	Value
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	$375,000	$400,755
New York City, General Obligations Unlimited, Series H-1
5.00%, 03/01/23	490,000	522,820
New York City, General Obligations Unlimited, Series J
5.00%, 05/15/23	250,000	259,092
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.25%, 06/01/28	1,660,000	1,892,649
New York City, General Obligations Unlimited, Series J-1
5.00%, 05/15/33	400,000	408,768
5.00%, 05/15/36	905,000	920,249
New York City, General Obligations Unlimited, Series M (FGIC Insured)
5.00%, 04/01/25	200,000	206,876
New York City, General Obligations Unlimited, Subseries B-1
5.00%, 09/01/14	500,000	558,735
New York City, General Obligations Unlimited, Subseries C-1 (FSA Insured)
5.00%, 10/01/24	250,000	266,935
New York Convention Center Development Corp. Revenue (AMBAC Insured)
5.00%, 11/15/30	375,000	365,873
5.00%, 11/15/35	500,000	468,765
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	1,000,000	1,058,850
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue, Series E
6.13%, 01/01/31	250,000	272,895

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
New York State Dormitory Authority (Long Island Jewish Medical Center), Non State Supported Debt Revenue, Series A
5.75%, 05/01/37	$250,000	$251,250
New York State Dormitory Authority (Yeshiva University), Non State Supported Debt Revenue
5.00%, 09/01/38	380,000	384,172
New York State Dormitory Authority Revenue (AMBAC Insured)
5.13%, 07/01/34	300,000	300,678
New York State Dormitory Authority Revenue (NPFGC Insured)
5.50%, 07/01/23	200,000	227,848
New York State Dormitory Authority Revenue, Series A
5.25%, 05/15/15	450,000	499,464
New York State Dormitory Authority Revenue, Series A (FSA/FHA Insured)
5.25%, 08/15/15	1,635,000	1,772,863
New York State Dormitory Authority Revenue, Series D (NPFGC Insured)
5.25%, 10/01/23	1,200,000	1,219,380
5.50%, 10/01/17	225,000	239,256
New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 03/15/28	500,000	526,975
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	200,000	211,820
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	250,000	257,298

Security	Principal	Value
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A
4.75%, 06/15/31	$1,000,000	$1,019,700
5.13%, 06/15/38	250,000	258,440
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B
4.50%, 06/15/36	650,000	633,165
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	750,000	774,098
New York State Local Government Assistance Corp. Revenue, Series A-2
5.00%, 04/01/10	500,000	513,385
New York State Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	300,000	352,908
New York State Power Authority Revenue, Series A (NPFGC Insured)
4.50%, 11/15/47	450,000	423,891
New York State Power Authority Revenue, Series A Prerefunded 11/15/12
5.00%, 11/15/19	125,000	140,543
5.25%, 11/15/16	250,000	283,053
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (FSA Insured)
5.00%, 04/01/15	500,000	563,780
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/13	415,000	461,185

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2009

Security	Principal	Value
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	$300,000	$319,983
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A
5.00%, 04/01/27	750,000	786,225
New York State Urban Development Corp. Revenue, Series B
5.00%, 01/01/21	750,000	805,313
New York State Urban Development Corp. Revenue, Series D
5.25%, 01/01/20	250,000	272,500
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	500,000	521,545
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (FSA Insured) Prerefunded 01/01/11
5.25%, 01/01/30	1,500,000	1,590,195
Port Authority of New York & New Jersey Revenue
5.00%, 10/01/27	700,000	741,013
5.00%, 12/01/29	925,000	968,716
5.00%, 07/15/35	125,000	129,616
5.00%, 09/01/38	900,000	913,509
Sales Tax Asset Receivable Corp. Revenue, Series A (AMBAC Insured)
5.00%, 10/15/32	700,000	720,013
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured)
5.00%, 10/15/17	825,000	921,707
5.00%, 10/15/20	142,500	157,887
5.25%, 10/15/18	500,000	565,090

Security	Shares or Principal	Value
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	$775,000	$787,524
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 01/01/27	500,000	508,105
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/23	500,000	538,720
5.00%, 11/15/31	650,000	671,756

		55,557,644

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $53,993,228)		55,557,644

SHORT-TERM INVESTMENTS – 0.92%

MONEY MARKET FUNDS – 0.92%
Fidelity New York AMT Tax-Free Money Market Fund, Institutional Shares
0.15%[a]	519,378	519,378

		519,378

TOTAL SHORT-TERM INVESTMENTS
(Cost: $519,378)		519,378

TOTAL INVESTMENTS IN SECURITIES – 99.18%
(Cost: $54,512,606)		56,077,022

Other Assets, Less Liabilities – 0.82%		466,133

NET ASSETS – 100.00%		$56,543,155

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC – Berkshire Hathaway Assurance Corp.
FGIC – Financial Guaranty Insurance Co.
FHA – Federal Housing Administration
FSA – Financial Security Assurance Inc.
NPFGC – National Public Finance Guarantee Corp.

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

August 31, 2009

Security	Principal [a]	Value
FOREIGN GOVERNMENT BONDS & NOTES – 96.92%

AUSTRALIA – 1.57%
Australia (Commonwealth of)
5.75%, 04/15/12	$950,000	$816,539

		816,539

AUSTRIA – 3.93%
Austria (Republic of)
5.25%, 01/04/11	1,350,000	2,046,013

		2,046,013

BELGIUM – 3.92%
Belgium (Kingdom of)
5.75%, 09/28/10	1,350,000	2,039,134

		2,039,134

CANADA – 4.59%
Canada (Government of)
3.75%, 09/01/11	2,500,000	2,386,524

		2,386,524

DENMARK – 4.03%
Denmark (Kingdom of)
6.00%, 11/15/11	10,000,000	2,098,508

		2,098,508

FINLAND – 2.58%
Finland (Republic of)
5.75%, 02/23/11	875,000	1,341,460

		1,341,460

FRANCE – 4.11%
France (Republic of)
3.00%, 01/12/11	1,450,000	2,137,798

		2,137,798

GERMANY – 11.02%
Germany (Federal Republic of)
3.50%, 10/14/11	3,470,000	5,190,535
5.00%, 01/04/12	350,000	540,906

		5,731,441

GREECE – 4.24%
Hellenic Republic
4.30%, 03/20/12	800,000	1,201,171
6.00%, 05/19/10	675,000	1,003,550

		2,204,721

Security	Principal [a]	Value
IRELAND – 1.64%
Ireland (Government of)
4.00%, 11/11/11	$570,000	$852,031

		852,031

ITALY – 9.14%
Italy (Republic of)
3.75%, 09/15/11	1,382,000	2,064,069
4.50%, 08/01/10	1,816,000	2,693,623

		4,757,692

JAPAN – 23.79%
Japan (Government of)
1.20%, 06/20/11	475,000,000	5,211,098
1.40%, 03/21/11	305,000,000	3,348,408
1.50%, 03/20/12	264,000,000	2,934,295
1.80%, 12/20/10	80,000,000	880,513

		12,374,314

NETHERLANDS – 3.96%
Netherlands (Kingdom of)
5.00%, 07/15/11	1,345,000	2,058,226

		2,058,226

NORWAY – 1.20%
Norway (Kingdom of)
6.00%, 05/16/11	3,550,000	627,465

		627,465

PORTUGAL – 3.85%
Portugal (Republic of)
5.00%, 06/15/12	645,000	997,696
5.85%, 05/20/10	675,000	1,003,937

		2,001,633

SPAIN – 5.12%
Spain (Kingdom of)
3.25%, 07/30/10	932,000	1,368,121
5.00%, 07/30/12	832,000	1,293,654

		2,661,775

SWEDEN – 1.20%
Sweden (Kingdom of)
5.25%, 03/15/11	4,175,000	626,191

		626,191

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

August 31, 2009

Security	Shares or Principal [a]	Value
SWITZERLAND – 2.40%
Swiss Confederation
2.75%, 06/10/12	$1,250,000	$1,250,059

		1,250,059

UNITED KINGDOM – 4.63%
United Kingdom Treasury Bond
4.25%, 03/07/11	1,407,000	2,409,334

		2,409,334

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $48,916,577)		50,420,858

SHORT-TERM INVESTMENTS – 0.22%

MONEY MARKET FUNDS – 0.22%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08%[b,c]	112,024	112,024

		112,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $112,024)		112,024

TOTAL INVESTMENTS IN SECURITIES – 97.14%
(Cost: $49,028,601)		50,532,882

Other Assets, Less Liabilities – 2.86%		1,489,720

NET ASSETS – 100.00%		$52,022,602

[a]	Principal amounts shown are in local currency of the issuer.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

August 31, 2009

Security	Principal [a]	Value
FOREIGN GOVERNMENT BONDS & NOTES – 96.35%

AUSTRALIA – 1.00%
Australia (Commonwealth of)
5.75%, 06/15/11	$200,000	$172,073
5.75%, 05/15/21	280,000	241,523

		413,596

AUSTRIA – 4.30%
Austria (Republic of)
4.15%, 03/15/37	1,280,000	1,784,683

		1,784,683

BELGIUM – 3.90%
Belgium (Kingdom of)
3.25%, 09/28/16	200,000	287,367
5.75%, 09/28/10	880,000	1,329,213

		1,616,580

CANADA – 4.46%
Canada (Government of)
5.00%, 06/01/37	300,000	324,243
5.25%, 06/01/13	1,000,000	1,009,124
5.75%, 06/01/29	460,000	517,797

		1,851,164

DENMARK – 2.41%
Denmark (Kingdom of)
5.00%, 11/15/13	2,060,000	433,950
6.00%, 11/15/11	1,540,000	323,170
7.00%, 11/10/24	920,000	242,226

		999,346

FINLAND – 2.66%
Finland (Republic of)
4.38%, 07/04/19	520,000	796,439
5.75%, 02/23/11	200,000	306,619

		1,103,058

FRANCE – 6.84%
France (Republic of)
5.00%, 10/25/16	1,760,000	2,837,360

		2,837,360

GERMANY – 7.98%
Germany (Federal Republic of)
3.75%, 01/04/15	1,400,000	2,125,396
4.00%, 07/04/16	40,000	61,371
4.75%, 07/04/28	712,000	1,125,646

		3,312,413

Security	Principal [a]	Value
GREECE – 4.25%
Hellenic Republic
4.30%, 07/20/17	$1,200,000	$1,762,377

		1,762,377

IRELAND – 2.74%
Ireland (Government of)
4.00%, 11/11/11	200,000	298,958
4.50%, 04/18/20	600,000	838,027

		1,136,985

ITALY – 10.23%
Italy (Republic of)
4.00%, 02/01/37	520,000	650,131
5.00%, 02/01/12	2,340,000	3,594,817

		4,244,948

JAPAN – 23.63%
Japan (Government of)
1.30%, 06/20/12	208,800,000	2,313,873
1.40%, 03/21/11	80,000,000	878,271
1.50%, 03/20/14	111,200,000	1,248,919
1.70%, 03/20/18	260,000,000	2,937,539
1.90%, 06/20/14	80,000,000	915,069
2.00%, 03/20/27	113,000,000	1,217,340
2.40%, 03/20/37	26,400,000	294,098

		9,805,109

NETHERLANDS – 4.34%
Netherlands (Kingdom of)
3.75%, 01/15/23	300,000	428,153
4.00%, 01/15/11	920,000	1,374,412

		1,802,565

NORWAY – 0.96%
Norway (Kingdom of)
6.50%, 05/15/13	2,160,000	400,285

		400,285

PORTUGAL – 3.98%
Portugal (Republic of)
5.45%, 09/23/13	1,040,000	1,653,863

		1,653,863

SPAIN – 4.29%
Spain (Kingdom of)
3.25%, 07/30/10	720,000	1,056,918
4.80%, 01/31/24	469,000	723,092

		1,780,010

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

August 31, 2009

Security	Shares or Principal [a]	Value
SWEDEN – 1.81%
Sweden (Kingdom of)
5.25%, 03/15/11	$600,000	$89,992
6.75%, 05/05/14	4,000,000	662,362

		752,354

SWITZERLAND – 2.01%
Swiss Confederation
2.75%, 06/10/12	440,000	440,021
3.00%, 05/12/19	320,000	327,706
4.00%, 04/08/28	60,000	67,423

		835,150

UNITED KINGDOM – 4.56%
United Kingdom Treasury Bond
4.25%, 03/07/11	100,000	171,239
4.25%, 03/07/36	280,000	465,744
4.75%, 03/07/20	440,000	786,772
4.75%, 12/07/38	260,000	468,294

		1,892,049

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $37,716,008)		39,983,895

SHORT-TERM INVESTMENTS – 0.42%

MONEY MARKET FUNDS – 0.42%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08% [b,c]	175,134	175,134

		175,134

TOTAL SHORT-TERM INVESTMENTS
(Cost: $175,134)		175,134

TOTAL INVESTMENTS IN SECURITIES – 96.77%
(Cost: $37,891,142)		40,159,029

Other Assets, Less Liabilities – 3.23%		1,340,416

NET ASSETS – 100.00%		$41,499,445

[a]	Principal amounts shown are in local currency of the issuer.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2009

	iShares Barclays
	Short Treasury Bond Fund	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,718,033,538	$7,061,230,825	$792,469,849	$2,481,470,958
Affiliated issuers (Note 2)	94,958,562	873,127,279	373,439,789	1,219,750,183

Total cost of investments	$1,812,992,100	$7,934,358,104	$1,165,909,638	$3,701,221,141

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,718,798,164	$7,133,917,024	$798,058,604	$2,540,233,555
Affiliated issuers (Note 2)	94,958,562	873,127,279	373,439,789	1,219,750,183

Total fair value of investments	1,813,756,726	8,007,044,303	1,171,498,393	3,759,983,738
Receivables:
Investment securities sold	49,415,835	472,634,120	30,038,248	635,953,800
Interest	14,658,586	40,889,388	5,406,009	16,907,087
Capital shares sold	–	38,081	–	80,593

Total Assets	1,877,831,147	8,520,605,892	1,206,942,650	4,412,925,218

LIABILITIES
Payables:
Investment securities purchased	91,935,354	492,899,988	33,360,138	651,044,786
Collateral for securities on loan (Note 5)	–	839,796,971	368,053,534	1,196,808,025
Capital shares redeemed	580,460	–	–	–
Investment advisory fees (Note 2)	233,254	907,004	102,113	325,163

Total Liabilities	92,749,068	1,333,603,963	401,515,785	1,848,177,974

NET ASSETS	$1,785,082,079	$7,187,001,929	$805,426,865	$2,564,747,244

Net assets consist of:
Paid-in capital	$1,783,168,789	$7,023,336,467	$784,983,049	$2,453,054,204
Undistributed net investment income	465,916	10,027,848	1,608,289	7,907,547
Undistributed net realized gain	682,748	80,951,415	13,246,772	45,022,896
Net unrealized appreciation	764,626	72,686,199	5,588,755	58,762,597

NET ASSETS	$1,785,082,079	$7,187,001,929	$805,426,865	$2,564,747,244

Shares outstanding[b]	16,200,000	85,700,000	7,200,000	28,000,000

Net asset value per share	$110.19	$83.86	$111.86	$91.60

[a]	Securities on loan with values of $–, $823,390,135, $361,511,239 and $1,172,731,589, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2009

	iShares Barclays			iShares S&P
	10-20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	California AMT-Free Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$228,117,841	$2,313,477,583	$14,978,296,261	$162,534,692
Affiliated issuers (Note 2)	81,033,329	923,219,805	6,660,229,091	–

Total cost of investments	$309,151,170	$3,236,697,388	$21,638,525,352	$162,534,692

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$229,550,067	$2,179,595,839	$15,197,586,217	$165,425,351
Affiliated issuers (Note 2)	81,033,329	923,219,805	6,660,229,091	–

Total fair value of investments	310,583,396	3,102,815,644	21,857,815,308	165,425,351
Receivables:
Investment securities sold	11,124,150	258,064,627	141,320,063	–
Interest	1,720,864	15,417,562	64,857,917	1,933,367
Capital shares sold	–	114,848	–	719,983

Total Assets	323,428,410	3,376,412,681	22,063,993,288	168,078,701

LIABILITIES
Payables:
Investment securities purchased	3,195,048	277,702,312	–	489,340
Collateral for securities on loan (Note 5)	76,815,482	896,210,189	6,655,979,363	–
Capital shares redeemed	–	234,460	–	–
Investment advisory fees (Note 2)	29,214	261,124	2,547,666	32,848

Total Liabilities	80,039,744	1,174,408,085	6,658,527,029	522,188

NET ASSETS	$243,388,666	$2,202,004,596	$15,405,466,259	$167,556,513

Net assets consist of:
Paid-in capital	$238,864,947	$2,403,810,697	$15,144,817,779	$164,542,141
Undistributed net investment income	751,636	6,953,421	145,771,416	493,591
Undistributed net realized gain (accumulated net realized loss)	2,339,857	(74,877,778)	(104,412,892)	(369,878)
Net unrealized appreciation (depreciation)	1,432,226	(133,881,744)	219,289,956	2,890,659

NET ASSETS	$243,388,666	$2,202,004,596	$15,405,466,259	$167,556,513

Shares outstanding[b]	2,200,000	22,800,000	151,800,000	1,600,000

Net asset value per share	$110.63	$96.58	$101.49	$104.72

[a]	Securities on loan with values of $75,377,271, $879,994,621, $6,513,002,066 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2009

	iShares S&P			iShares S&P/ Citigroup
	National AMT-Free Municipal Bond Fund	Short Term National AMT-Free Municipal Bond Fund	New York AMT-Free Municipal Bond Fund	1-3 Year International Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,352,900,145	$153,175,163	$54,512,606	$48,916,577
Affiliated issuers (Note 2)	–	–	–	112,024

Total cost of investments	$1,352,900,145	$153,175,163	$54,512,606	$49,028,601

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$1,393,332,330	$154,266,992	$56,077,022	$50,420,858
Affiliated issuers (Note 2)	–	–	–	112,024

Total fair value of investments	1,393,332,330	154,266,992	56,077,022	50,532,882
Foreign currencies, at value[a]	–	–	–	139,287
Receivables:
Investment securities sold	–	–	–	497,082
Interest	17,169,579	1,937,143	728,574	865,990
Capital shares sold	340,551	–	–	–

Total Assets	1,410,842,460	156,204,135	56,805,596	52,035,241

LIABILITIES
Payables:
Investment securities purchased	753,750	–	251,250	–
Investment advisory fees (Note 2)	290,574	30,821	11,191	12,639

Total Liabilities	1,044,324	30,821	262,441	12,639

NET ASSETS	$1,409,798,136	$156,173,314	$56,543,155	$52,022,602

Net assets consist of:
Paid-in capital	$1,370,119,101	$154,949,251	$55,187,594	$50,448,425
Undistributed (distributions in excess of) net investment income	4,018,965	153,167	171,088	(111,591)
Undistributed net realized gain (accumulated net realized loss)	(4,772,115)	(20,933)	(379,943)	151,942
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	40,432,185	1,091,829	1,564,416	1,533,826

NET ASSETS	$1,409,798,136	$156,173,314	$56,543,155	$52,022,602

Shares outstanding[b]	13,800,000	1,500,000	550,000	500,000

Net asset value per share	$102.16	$104.12	$102.81	$104.05

[a]	Cost of foreign currencies: $–, $–, $– and $137,865, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2009

iShares S&P/Citigroup
International Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$37,716,008
Affiliated issuers (Note 2)	175,134

Total cost of investments	$37,891,142

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$39,983,895
Affiliated issuers (Note 2)	175,134

Total fair value of investments	40,159,029
Foreign currencies, at value[a]	325,418
Receivables:
Investment securities sold	353,514
Interest	672,959

Total Assets	41,510,920

LIABILITIES
Payables:
Investment advisory fees (Note 2)	11,475

Total Liabilities	11,475

NET ASSETS	$41,499,445

Net assets consist of:
Paid-in capital	$39,139,573
Accumulated net investment loss	(23,777)
Undistributed net realized gain	78,880
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,304,769

NET ASSETS	$41,499,445

Shares outstanding[b]	400,000

Net asset value per share	$103.75

[a]	Cost of foreign currencies: $319,913.
[b]	No par value, unlimited number of shares authorized.

See notes to the financial statements.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2009

	iShares Barclays
	Short Treasury Bond Fund	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$4,971,298	$68,261,187	$10,441,498	$45,358,024
Interest from affiliated issuers (Note 2)	5,496	13,087	1,110	3,796
Securities lending income from affiliated issuers (Note 2)	3	136,387	339,108	1,164,364

Total investment income	4,976,797	68,410,661	10,781,716	46,526,184

EXPENSES
Investment advisory fees (Note 2)	1,437,491	5,485,741	654,743	1,972,385

Total expenses	1,437,491	5,485,741	654,743	1,972,385

Net investment income	3,539,306	62,924,920	10,126,973	44,553,799

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	270,464	54,630,365	6,377,087	5,458,120
In-kind redemptions	504,683	17,248,545	3,043,710	25,528,473

Net realized gain	775,147	71,878,910	9,420,797	30,986,593

Net change in unrealized appreciation (depreciation)	(321,052)	(76,369,007)	(22,357,848)	(86,965,672)

Net realized and unrealized gain (loss)	454,095	(4,490,097)	(12,937,051)	(55,979,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,993,401	$58,434,823	$(2,810,078)	$(11,425,280)

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2009

	iShares Barclays			iShares S&P
	10-20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	California AMT-Free Municipal Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$4,065,062	$39,165,016	$449,402,562 [a]	$3,117,842
Interest from affiliated issuers (Note 2)	411	2,900	15,080	–
Securities lending income from affiliated issuers (Note 2)	61,144	599,473	3,954,832	–

Total investment income	4,126,617	39,767,389	453,372,474	3,117,842

EXPENSES
Investment advisory fees (Note 2)	154,381	1,512,955	13,097,398	185,367

Total expenses	154,381	1,512,955	13,097,398	185,367

Net investment income	3,972,236	38,254,434	440,275,076	2,932,475

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	1,020,474	(90,113,890)	(25,587,248)	54,177
In-kind redemptions	1,361,927	40,984,986	3,329,004	–

Net realized gain (loss)	2,382,401	(49,128,904)	(22,258,244)	54,177

Net change in unrealized appreciation (depreciation)	(3,696,751)	(14,182,583)	442,867,924	3,766,162

Net realized and unrealized gain (loss)	(1,314,350)	(63,311,487)	420,609,680	3,820,339

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,657,886	$(25,057,053)	$860,884,756	$6,752,814

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2009

	iShares S&P			iShares S&P/ Citigroup
	National AMT-Free Municipal Bond Fund	Short Term National AMT-Free Municipal Bond Fund	New York AMT-Free Municipal Bond Fund	1-3 Year International Treasury Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$24,425,799	$775,573	$932,048	$127,221
Interest from affiliated issuers (Note 2)	–	–	–	22

Total investment income	24,425,799	775,573	932,048	127,243

EXPENSES
Investment advisory fees (Note 2)	1,527,048	110,346	57,202	35,627

Total expenses	1,527,048	110,346	57,202	35,627

Net investment income	22,898,751	665,227	874,846	91,616

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(395,132)	(17,446)	9,683	127,282
Foreign currency transactions	–	–	–	25,219

Net realized gain (loss)	(395,132)	(17,446)	9,683	152,501

Net change in unrealized appreciation (depreciation) on:
Investments	37,657,969	781,356	1,501,672	1,724,211
Translation of assets and liabilities in foreign currencies	–	–	–	31,631

Net change in unrealized appreciation (depreciation)	37,657,969	781,356	1,501,672	1,755,842

Net realized and unrealized gain	37,262,837	763,910	1,511,355	1,908,343

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,161,588	$1,429,137	$2,386,201	$1,999,959

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2009

iShares S&P/Citigroup
International Treasury Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers[a]	$260,171
Interest from affiliated issuers (Note 2)	38

Total investment income	260,209

EXPENSES
Investment advisory fees (Note 2)	36,276

Total expenses	36,276

Net investment income	223,933

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	54,860
Foreign currency transactions	28,529

Net realized gain	83,389

Net change in unrealized appreciation (depreciation) on:
Investments	2,491,967
Translation of assets and liabilities in foreign currencies	39,460

Net change in unrealized appreciation (depreciation)	2,531,427

Net realized and unrealized gain	2,614,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,838,749

[a]	Net of foreign withholding tax of $861.

See notes to financial statements.

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Short Treasury Bond Fund		iShares Barclays 1-3 Year Treasury Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,539,306	$21,384,829	$62,924,920	$261,285,978
Net realized gain	775,147	3,654,272	71,878,910	196,530,020
Net change in unrealized appreciation (depreciation)	(321,052)	(1,604,740)	(76,369,007)	(183,085,125)

Net increase in net assets resulting from operations	3,993,401	23,434,361	58,434,823	274,730,873

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,313,885)	(22,102,085)	(68,585,505)	(288,996,228)
From net realized gain	–	(121,436)	–	–

Total distributions to shareholders	(4,313,885)	(22,223,521)	(68,585,505)	(288,996,228)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	573,229,442	2,335,305,013	922,785,362	4,230,194,314
Cost of shares redeemed	(330,632,926)	(1,543,436,980)	(1,049,393,343)	(6,793,900,884)

Net increase (decrease) in net assets from capital share transactions	242,596,516	791,868,033	(126,607,981)	(2,563,706,570)

INCREASE (DECREASE) IN NET ASSETS	242,276,032	793,078,873	(136,758,663)	(2,577,971,925)

NET ASSETS
Beginning of period	1,542,806,047	749,727,174	7,323,760,592	9,901,732,517

End of period	$1,785,082,079	$1,542,806,047	$7,187,001,929	$7,323,760,592

Undistributed net investment income included in net assets at end of period	$465,916	$1,240,495	$10,027,848	$15,688,433

SHARES ISSUED AND REDEEMED
Shares sold	5,200,000	21,200,000	11,000,000	50,900,000
Shares redeemed	(3,000,000)	(14,000,000)	(12,500,000)	(81,400,000)

Net increase (decrease) in shares outstanding	2,200,000	7,200,000	(1,500,000)	(30,500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 3-7 Year Treasury Bond Fund		iShares Barclays 7-10 Year Treasury Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,126,973	$22,535,196	$44,553,799	$109,893,995
Net realized gain	9,420,797	31,231,558	30,986,593	145,100,522
Net change in unrealized appreciation (depreciation)	(22,357,848)	9,876,667	(86,965,672)	(24,472,590)

Net increase (decrease) in net assets resulting from operations	(2,810,078)	63,643,421	(11,425,280)	230,521,927

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,314,666)	(21,630,079)	(44,769,028)	(112,299,060)

Total distributions to shareholders	(10,314,666)	(21,630,079)	(44,769,028)	(112,299,060)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	148,998,274	964,749,529	513,286,889	1,041,668,589
Cost of shares redeemed	(177,847,190)	(609,949,918)	(504,491,855)	(1,276,636,642)

Net increase (decrease) in net assets from capital share transactions	(28,848,916)	354,799,611	8,795,034	(234,968,053)

INCREASE (DECREASE) IN NET ASSETS	(41,973,660)	396,812,953	(47,399,274)	(116,745,186)

NET ASSETS
Beginning of period	847,400,525	450,587,572	2,612,146,518	2,728,891,704

End of period	$805,426,865	$847,400,525	$2,564,747,244	$2,612,146,518

Undistributed net investment income included in net assets at end of period	$1,608,289	$1,795,982	$7,907,547	$8,122,776

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	8,900,000	5,600,000	11,600,000
Shares redeemed	(1,600,000)	(5,500,000)	(5,500,000)	(13,800,000)

Net increase (decrease) in shares outstanding	(300,000)	3,400,000	100,000	(2,200,000)

See notes to financial statements.

76	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 10-20 Year Treasury Bond Fund		iShares Barclays 20+ Year Treasury Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009	Six months ended August 31, 2009 (Unaudited)	Year ended February 29, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,972,236	$5,366,161	$38,254,434	$72,299,693
Net realized gain (loss)	2,382,401	2,215,001	(49,128,904)	252,716,299
Net change in unrealized appreciation (depreciation)	(3,696,751)	2,576,091	(14,182,583)	(104,027,203)

Net increase (decrease) in net assets resulting from operations	2,657,886	10,157,253	(25,057,053)	220,988,789

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,694,846)	(5,134,566)	(36,330,495)	(72,672,185)

Total distributions to shareholders	(3,694,846)	(5,134,566)	(36,330,495)	(72,672,185)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	152,666,456	97,736,224	2,777,429,137	7,767,104,586
Cost of shares redeemed	(75,766,706)	(54,235,660)	(2,098,186,639)	(8,038,635,082)

Net increase (decrease) in net assets from capital share transactions	76,899,750	43,500,564	679,242,498	(271,530,496)

INCREASE (DECREASE) IN NET ASSETS	75,862,790	48,523,251	617,854,950	(123,213,892)

NET ASSETS
Beginning of period	167,525,876	119,002,625	1,584,149,646	1,707,363,538

End of period	$243,388,666	$167,525,876	$2,202,004,596	$1,584,149,646

Undistributed net investment income included in net assets at end of period	$751,636	$474,246	$6,953,421	$5,029,482

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	900,000	29,200,000	80,600,000
Shares redeemed	(700,000)	(500,000)	(22,000,000)	(83,100,000)

Net increase (decrease) in shares outstanding	700,000	400,000	7,200,000	(2,500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays TIPS Bond Fund		iShares S&P California AMT-Free Municipal Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$440,275,076	$61,353,625	$2,932,475	$3,986,658
Net realized gain (loss)	(22,258,244)	(38,968,699)	54,177	(394,806)
Net change in unrealized appreciation (depreciation)	442,867,924	(638,503,220)	3,766,162	1,861,862

Net increase (decrease) in net assets resulting from operations	860,884,756	(616,118,294)	6,752,814	5,453,714

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(294,503,660)	(314,551,881)	(2,901,028)	(3,655,015)
Return of capital	–	(81,523,573)	–	–

Total distributions to shareholders	(294,503,660)	(396,075,454)	(2,901,028)	(3,655,015)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,597,912,837	5,094,951,069	30,921,659	71,346,514
Cost of shares redeemed	(29,945,411)	(220,028,419)	–	–

Net increase in net assets from capital share transactions	4,567,967,426	4,874,922,650	30,921,659	71,346,514

INCREASE IN NET ASSETS	5,134,348,522	3,862,728,902	34,773,445	73,145,213

NET ASSETS
Beginning of period	10,271,117,737	6,408,388,835	132,783,068	59,637,855

End of period	$15,405,466,259	$10,271,117,737	$167,556,513	$132,783,068

Undistributed net investment income included in net assets at end of period	$145,771,416	$–	$493,591	$462,144

SHARES ISSUED AND REDEEMED
Shares sold	45,900,000	50,300,000	300,000	700,000
Shares redeemed	(300,000)	(2,200,000)	–	–

Net increase in shares outstanding	45,600,000	48,100,000	300,000	700,000

See notes to financial statements.

78	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P National AMT-Free Municipal Bond Fund		iShares S&P Short Term National AMT-Free Municipal Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009	Six months ended August 31, 2009 (Unaudited)	Period from November 5, 2008[a] to February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,898,751	$26,122,122	$665,227	$181,619
Net realized loss	(395,132)	(4,185,952)	(17,446)	(3,487)
Net change in unrealized appreciation (depreciation)	37,657,969	18,795,450	781,356	310,473

Net increase in net assets resulting from operations	60,161,588	40,731,620	1,429,137	488,605

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,149,571)	(23,865,575)	(562,383)	(131,296)

Total distributions to shareholders	(22,149,571)	(23,865,575)	(562,383)	(131,296)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	350,205,234	647,731,971	114,081,481	40,867,770

Net increase in net assets from capital share transactions	350,205,234	647,731,971	114,081,481	40,867,770

INCREASE IN NET ASSETS	388,217,251	664,598,016	114,948,235	41,225,079

NET ASSETS
Beginning of period	1,021,580,885	356,982,869	41,225,079	–

End of period	$1,409,798,136	$1,021,580,885	$156,173,314	$41,225,079

Undistributed net investment income included in net assets at end of period	$4,018,965	$3,269,785	$153,167	$50,323

SHARES ISSUED
Shares sold	3,500,000	6,600,000	1,100,000	400,000

Net increase in shares outstanding	3,500,000	6,600,000	1,100,000	400,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P New York AMT-Free Municipal Bond Fund		iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009	Six months ended August 31, 2009 (Unaudited)	Period from January 21, 2009[a] to February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$874,846	$1,241,923	$91,616	$10,777
Net realized gain (loss)	9,683	(309,519)	152,501	(98,718)
Net change in unrealized appreciation (depreciation)	1,501,672	814,329	1,755,842	(222,016)

Net increase (decrease) in net assets resulting from operations	2,386,201	1,746,733	1,999,959	(309,957)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(836,642)	(1,177,062)	(115,825)	–

Total distributions to shareholders	(836,642)	(1,177,062)	(115,825)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,082,920	29,912,615	40,900,779	9,547,646
Cost of shares redeemed	–	(10,190,130)	–	–

Net increase in net assets from capital share transactions	15,082,920	19,722,485	40,900,779	9,547,646

INCREASE IN NET ASSETS	16,632,479	20,292,156	42,784,913	9,237,689

NET ASSETS
Beginning of period	39,910,676	19,618,520	9,237,689	–

End of period	$56,543,155	$39,910,676	$52,022,602	$9,237,689

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$171,088	$132,884	$(111,591)	$(87,382)

SHARES ISSUED AND REDEEMED
Shares sold	150,000	300,000	400,000	100,000
Shares redeemed	–	(100,000)	–	–

Net increase in shares outstanding	150,000	200,000	400,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

80	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/Citigroup International Treasury Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Period from January 21, 2009[a] to February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$223,933	$20,713
Net realized gain (loss)	83,389	(90,044)
Net change in unrealized appreciation (depreciation)	2,531,427	(226,658)

Net increase (decrease) in net assets resulting from operations	2,838,749	(295,989)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(182,888)	–

Total distributions to shareholders	(182,888)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,709,982	9,429,591

Net increase in net assets from capital share transactions	29,709,982	9,429,591

INCREASE IN NET ASSETS	32,365,843	9,133,602

NET ASSETS
Beginning of period	9,133,602	–

End of period	$41,499,445	$9,133,602

Accumulated net investment loss included in net assets at end of period	$(23,777)	$(64,822)

SHARES ISSUED
Shares sold	300,000	100,000

Net increase in shares outstanding	300,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	81

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Short Treasury Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$110.20	$110.25	$109.03	$108.57

Income from investment operations:
Net investment income[b]	0.21	1.82	4.67	0.74
Net realized and unrealized gain[c]	0.04	0.16	0.96	0.03

Total from investment operations	0.25	1.98	5.63	0.77

Less distributions from:
Net investment income	(0.26)	(2.02)	(4.39)	(0.31)
Net realized gain	–	(0.01)[d]	(0.02)[d]	–

Total distributions	(0.26)	(2.03)	(4.41)	(0.31)

Net asset value, end of period	$110.19	$110.20	$110.25	$109.03

Total return	0.22%[e]	1.81%	5.29%	0.72%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,785,082	$1,542,806	$749,727	$65,417
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	0.37%	1.65%	4.26%	4.60%
Portfolio turnover rate[g]	95%	219%	176%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Treasury Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of period	$83.99	$84.13	$80.38	$80.08	$80.99	$82.80

Income from investment operations:
Net investment income	0.73 [a]	2.54 [a]	3.60 [a]	3.42 [a]	2.66	1.66
Net realized and unrealized gain (loss)[b]	(0.07)	0.12	3.58	0.24	(1.05)	(1.84)

Total from investment operations	0.66	2.66	7.18	3.66	1.61	(0.18)

Less distributions from:
Net investment income	(0.79)	(2.80)	(3.43)	(3.36)	(2.52)	(1.63)

Total distributions	(0.79)	(2.80)	(3.43)	(3.36)	(2.52)	(1.63)

Net asset value, end of period	$83.86	$83.99	$84.13	$80.38	$80.08	$80.99

Total return	0.81%[c]	3.22%	9.20%	4.69%	2.01%	(0.21)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,187,002	$7,323,761	$9,901,733	$5,538,391	$3,771,679	$2,729,361
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.72%	3.05%	4.43%	4.28%	3.36%	2.11%
Portfolio turnover rate[e]	57%	37%	76%	64%	83%	106%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 3-7 Year Treasury Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$112.99	$109.90	$101.03	$100.11

Income from investment operations:
Net investment income[b]	1.31	3.29	4.21	0.62
Net realized and unrealized gain (loss)[c]	(1.13)	3.02	8.95	0.55

Total from investment operations	0.18	6.31	13.16	1.17

Less distributions from:
Net investment income	(1.31)	(3.22)	(4.29)	(0.25)

Total distributions	(1.31)	(3.22)	(4.29)	(0.25)

Net asset value, end of period	$111.86	$112.99	$109.90	$101.03

Total return	0.19%[d]	5.84%	13.46%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$805,427	$847,401	$450,588	$20,206
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.32%	2.98%	4.04%	4.19%
Portfolio turnover rate[f]	53%	55%	41%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 7-10 Year Treasury Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of period	$93.63	$90.66	$83.49	$82.91	$84.30	$86.65

Income from investment operations:
Net investment income	1.57 [a]	3.57 [a]	3.82 [a]	3.69 [a]	3.29	2.88
Net realized and unrealized gain (loss)[b]	(2.01)	3.04	7.06	0.43	(1.43)	(2.05)

Total from investment operations	(0.44)	6.61	10.88	4.12	1.86	0.83

Less distributions from:
Net investment income	(1.59)	(3.64)	(3.71)	(3.54)	(3.25)	(3.18)

Total distributions	(1.59)	(3.64)	(3.71)	(3.54)	(3.25)	(3.18)

Net asset value, end of period	$91.60	$93.63	$90.66	$83.49	$82.91	$84.30

Total return	(0.46)%[c]	7.46%	13.51%	5.14%	2.21%	1.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,564,747	$2,612,147	$2,728,892	$1,911,850	$1,177,379	$767,100
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.39%	3.93%	4.53%	4.50%	4.02%	3.75%
Portfolio turnover rate[e]	55%	38%	40%	45%	94%	121%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 10-20 Year Treasury Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$111.68	$108.18	$101.92	$100.77

Income from investment operations:
Net investment income[b]	2.14	4.56	4.68	0.63
Net realized and unrealized gain (loss)[c]	(1.15)	3.33	6.29	0.78

Total from investment operations	0.99	7.89	10.97	1.41

Less distributions from:
Net investment income	(2.04)	(4.39)	(4.71)	(0.26)

Total distributions	(2.04)	(4.39)	(4.71)	(0.26)

Net asset value, end of period	$110.63	$111.68	$108.18	$101.92

Total return	0.91%[d]	7.48%	11.19%	1.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$243,389	$167,526	$119,003	$30,576
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	3.86%	4.17%	4.53%	4.29%
Portfolio turnover rate[f]	21%	22%	22%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 20+ Year Treasury Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of period	$101.55	$94.33	$90.22	$91.41	$90.12	$88.57

Income from investment operations:
Net investment income	1.84 [a]	4.08 [a]	4.17 [a]	4.10 [a]	4.12	4.00
Net realized and unrealized gain (loss)[b]	(5.00)	7.27	4.10	(1.26)	1.32	1.68

Total from investment operations	(3.16)	11.35	8.27	2.84	5.44	5.68

Less distributions from:
Net investment income	(1.81)	(4.13)	(4.16)	(4.03)	(4.15)	(4.13)

Total distributions	(1.81)	(4.13)	(4.16)	(4.03)	(4.15)	(4.13)

Net asset value, end of period	$96.58	$101.55	$94.33	$90.22	$91.41	$90.12

Total return	(3.11)%[c]	12.30%	9.54%	3.37%	6.12%	6.72%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,202,005	$1,584,150	$1,707,364	$1,389,320	$868,402	$748,022
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.79%	4.18%	4.69%	4.70%	4.42%	4.71%
Portfolio turnover rate[e]	31%	41%	26%	25%	25%	18%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays TIPS Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of period	$96.71	$110.30	$100.96	$102.75	$105.03	$105.12

Income from investment operations:
Net investment income	3.40 [a]	0.80 [a]	5.86 [a]	4.08 [a]	4.29	3.74
Net realized and unrealized gain (loss)[b]	3.67	(8.70)	8.53	(1.60)	(1.15)	0.48

Total from investment operations	7.07	(7.90)	14.39	2.48	3.14	4.22

Less distributions from:
Net investment income	(2.29)	(4.52)	(5.05)	(4.11)	(5.37)	(3.95)
Return of capital	–	(1.17)	–	(0.16)	(0.05)	(0.36)

Total distributions	(2.29)	(5.69)	(5.05)	(4.27)	(5.42)	(4.31)

Net asset value, end of period	$101.49	$96.71	$110.30	$100.96	$102.75	$105.03

Total return	7.36%[c]	(7.50)%	14.78%	2.56%	3.04%	4.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,405,466	$10,271,118	$6,408,389	$4,129,080	$3,616,667	$2,006,087
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	6.72%	0.78%	5.71%	4.09%	4.12%	3.60%
Portfolio turnover rate[e]	14%	10%	10%	17%	13%	32%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P California AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$102.14	$99.40	$103.40

Income from investment operations:
Net investment income[b]	2.03	3.83	1.53
Net realized and unrealized gain (loss)[c]	2.57	2.48	(4.36)

Total from investment operations	4.60	6.31	(2.83)

Less distributions from:
Net investment income	(2.02)	(3.57)	(1.17)

Total distributions	(2.02)	(3.57)	(1.17)

Net asset value, end of period	$104.72	$102.14	$99.40

Total return	4.62%[d]	6.43%	(2.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$167,557	$132,783	$59,638
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.95%	3.79%	3.63%
Portfolio turnover rate[f]	11%	24%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P National AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Period from Sep. 7, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$99.18	$96.48	$100.30

Income from investment operations:
Net investment income[b]	1.89	3.77	1.74
Net realized and unrealized gain (loss)[c]	2.96	2.45	(4.08)

Total from investment operations	4.85	6.22	(2.34)

Less distributions from:
Net investment income	(1.87)	(3.52)	(1.48)

Total distributions	(1.87)	(3.52)	(1.48)

Net asset value, end of period	$102.16	$99.18	$96.48

Total return	5.00%[d]	6.53%	(2.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,409,798	$1,021,581	$356,983
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.26%	0.30%
Ratio of net investment income to average net assets[e]	3.75%	3.84%	3.62%
Portfolio turnover rate[f]	4%	14%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Short Term National AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Period from Nov. 5, 2008[a] to Feb. 28, 2009

Net asset value, beginning of period	$103.06	$100.50

Income from investment operations:
Net investment income[b]	0.79	0.75
Net realized and unrealized gain[c]	1.07	2.31

Total from investment operations	1.86	3.06

Less distributions from:
Net investment income	(0.80)	(0.50)

Total distributions	(0.80)	(0.50)

Net asset value, end of period	$104.12	$103.06

Total return	1.85%[d]	3.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$156,173	$41,225
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.51%	2.32%
Portfolio turnover rate[f]	11%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P New York AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$99.78	$98.09	$101.51

Income from investment operations:
Net investment income[b]	1.94	3.91	1.56
Net realized and unrealized gain (loss)[c]	3.02	1.54	(3.77)

Total from investment operations	4.96	5.45	(2.21)

Less distributions from:
Net investment income	(1.93)	(3.76)	(1.21)

Total distributions	(1.93)	(3.76)	(1.21)

Net asset value, end of period	$102.81	$99.78	$98.09

Total return	5.07%[d]	5.65%	(2.20)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,543	$39,911	$19,619
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.82%	3.95%	3.77%
Portfolio turnover rate[f]	1%	30%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Period from Jan. 21, 2009[a] to Feb. 28, 2009

Net asset value, beginning of period	$92.38	$95.47

Income from investment operations:
Net investment income[b]	0.46	0.11
Net realized and unrealized gain (loss)[c]	11.87	(3.20)

Total from investment operations	12.33	(3.09)

Less distributions from:
Net investment income	(0.66)	–

Total distributions	(0.66)	–

Net asset value, end of period	$104.05	$92.38

Total return	13.23%[d]	(3.12)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$52,023	$9,238
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	0.90%	1.09%
Portfolio turnover rate[f]	31%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/Citigroup International Treasury Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Period from Jan. 21, 2009[a] to Feb. 28, 2009

Net asset value, beginning of period	$91.34	$94.29

Income from investment operations:
Net investment income[b]	1.08	0.21
Net realized and unrealized gain (loss)[c]	12.28	(3.16)

Total from investment operations	13.36	(2.95)

Less distributions from:
Net investment income	(0.95)	–

Total distributions	(0.95)	–

Net asset value, end of period	$103.75	$91.34

Total return	14.76%[d]	(3.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,499	$9,134
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.16%	2.13%
Portfolio turnover rate[f]	25%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

94	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Barclays Short Treasury Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays TIPS Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Barclays Short Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these issuers.

The iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques

96	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

(e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of the Funds’ investments according to the fair value hierarchy as of August 31, 2009. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund and Asset Class	Level 1	Level 2	Level 3	Total
Barclays Short Treasury
U.S. Government Obligations	$–	$1,718,798,164	$–	$1,718,798,164
Short-Term Investments	94,958,562	–	–	94,958,562

	94,958,562	1,718,798,164	–	1,813,756,726

Barclays 1-3 Year Treasury
U.S. Government Obligations	–	7,133,917,024	–	7,133,917,024
Short-Term Investments	873,127,279	–	–	873,127,279

	873,127,279	7,133,917,024	–	8,007,044,303

Barclays 3-7 Year Treasury
U.S. Government Obligations	–	798,058,604	–	798,058,604
Short-Term Investments	373,439,789			373,439,789

	373,439,789	798,058,604	–	1,171,498,393

Barclays 7-10 Year Treasury
U.S. Government Obligations	–	2,540,233,555	–	2,540,233,555
Short-Term Investments	1,219,750,183	–	–	1,219,750,183

	1,219,750,183	2,540,233,555	–	3,759,983,738

Barclays 10-20 Year Treasury
U.S. Government Obligations	–	229,550,067	–	229,550,067
Short-Term Investments	81,033,329	–	–	81,033,329

	81,033,329	229,550,067	–	310,583,396

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Bond Fund and Asset Class	Level 1	Level 2	Level 3	Total
Barclays 20+ Year Treasury
U.S. Government Obligations	$–	$2,179,595,839	$–	$2,179,595,839
Short-Term Investments	923,219,805	–	–	923,219,805

	923,219,805	2,179,595,839	–	3,102,815,644

Barclays TIPS
U.S. Government Obligations	–	15,197,586,217	–	15,197,586,217
Short-Term Investments	6,660,229,091	–	–	6,660,229,091

	6,660,229,091	15,197,586,217	–	21,857,815,308

S&P California AMT-Free Municipal
Municipal Bonds & Notes	–	161,681,128	–	161,681,128
Short-Term Investments	3,744,223	–	–	3,744,223

	3,744,223	161,681,128	–	165,425,351

S&P National AMT-Free Municipal
Municipal Bonds & Notes	–	1,391,805,405	–	1,391,805,405
Short-Term Investments	1,526,925	–	–	1,526,925

	1,526,925	1,391,805,405	–	1,393,332,330

S&P Short Term National AMT-Free Municipal
Municipal Bonds & Notes	–	153,822,429	–	153,822,429
Short-Term Investments	444,563	–	–	444,563

	444,563	153,822,429	–	154,266,992

S&P New York AMT-Free Municipal
Municipal Bonds & Notes	–	55,557,644	–	55,557,644
Short-Term Investments	519,378			519,378

	519,378	55,557,644	–	56,077,022

S&P/Citigroup 1-3 Year International Treasury
Foreign Government Bonds & Notes	–	50,420,858	–	50,420,858
Short-Term Investments	112,024	–	–	112,024

	112,024	50,420,858	–	50,532,882

S&P/Citigroup International Treasury
Foreign Government Bonds & Notes	–	39,983,895	–	39,983,895
Short-Term Investments	175,134	–	–	175,134

	175,134	39,983,985	–	40,159,029

98	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

The inflation-protected public obligations held by the iShares Barclays TIPS Bond Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of August 31, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2009.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of February 28, 2009, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Barclays 20+ Year Treasury	$2,218,753	$–	$1,105,659	$4,724,131	$3,444,435	$1,159,235	$12,652,213
Barclays TIPS	–	2,389,570	512,591	13,253,242	5,636,312	1,248,214	23,039,929
S&P California AMT-Free Municipal	–	–	–	–	13,877	276,708	290,585
S&P National AMT-Free Municipal	–	–	–	–	6,225	1,260,856	1,267,081
S&P New York AMT-Free Municipal	–	–	–	–	60	149,960	150,020

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2009 are disclosed in the Funds’ Statements of Operations.

As of August 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Barclays Short Treasury	$1,812,992,687	$765,919	$(1,880)	$764,039
Barclays 1-3 Year Treasury	7,934,398,825	74,363,048	(1,717,570)	72,645,478
Barclays 3-7 Year Treasury	1,165,919,300	9,653,494	(4,074,401)	5,579,093
Barclays 7-10 Year Treasury	3,702,967,565	57,016,173	–	57,016,173
Barclays 10-20 Year Treasury	309,270,891	1,776,375	(463,870)	1,312,505
Barclays 20+ Year Treasury	3,295,890,419	5,213,810	(198,288,585)	(193,074,775)
Barclays TIPS	21,719,502,397	149,273,071	(10,960,160)	138,312,911
S&P California AMT-Free Municipal	162,522,217	4,038,866	(1,135,732)	2,903,134
S&P National AMT-Free Municipal	1,352,975,213	46,843,963	(6,486,846)	40,357,117
S&P Short Term National AMT-Free Municipal	153,175,163	1,206,378	(114,549)	1,091,829
S&P New York AMT-Free Municipal	54,510,539	1,729,670	(163,187)	1,566,483
S&P/Citigroup 1-3 Year International Treasury	49,028,961	1,504,780	(859)	1,503,921
S&P/Citigroup International Treasury	37,892,151	2,268,402	(1,524)	2,266,878

100	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of August 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the following Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays Short Treasury	0.15%
Barclays 1-3 Year Treasury	0.15
Barclays 3-7 Year Treasury	0.15
Barclays 7-10 Year Treasury	0.15
Barclays 10-20 Year Treasury	0.15
Barclays 20+ Year Treasury	0.15
Barclays TIPS	0.20

iShares Bond Fund	Investment Advisory Fee
S&P California AMT-Free Municipal	0.25%
S&P National AMT-Free Municipal	0.25
S&P Short Term National AMT-Free Municipal	0.25
S&P New York AMT-Free Municipal	0.25
S&P/Citigroup 1-3 Year International Treasury	0.35
S&P/Citigroup International Treasury	0.35

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

The Barclays Capital indexes are maintained by Barclays Capital Inc. (“BarCap”), which is affiliated with, but a separate legal entity from, BGFA and Barclays Global Investors, N.A. (“BGI”). BGFA has no role in maintaining the underlying indexes. Based on the types of assets held by the Funds, and in accordance with the pricing policy and procedures approved by the Board, BarCap, along with other pricing services, provides investment market quotations for consideration in valuation of the Funds’ portfolios.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to BarCap. Pursuant to the same exemptive order, BGI serves as securities lending agent for the Funds. BarCap and BGI are

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2009, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays Short Treasury	$3
Barclays 1-3 Year Treasury	136,387
Barclays 3-7 Year Treasury	339,108
Barclays 7-10 Year Treasury	1,164,364
Barclays 10-20 Year Treasury	61,144
Barclays 20+ Year Treasury	599,473
Barclays TIPS	3,954,832

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2009 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays Short Treasury	$1,882,373,387	$1,766,135,956	$–	$–
Barclays 1-3 Year Treasury	4,302,555,538	4,042,708,544	–	–
Barclays 3-7 Year Treasury	570,248,865	444,151,626	–	–
Barclays 7-10 Year Treasury	1,517,441,701	1,417,037,297	–	–
Barclays 10-20 Year Treasury	76,540,909	43,404,689	–	–
Barclays 20+ Year Treasury	611,692,541	605,100,447	–	–
Barclays TIPS	2,078,243,084	1,787,884,574	–	–

102	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
S&P California AMT-Free Municipal	$–	$–	$15,855,766	$16,366,904
S&P National AMT-Free Municipal	–	–	71,611,044	48,455,051
S&P Short Term National AMT-Free Municipal	–	–	12,780,880	9,151,640
S&P New York AMT-Free Municipal	–	–	2,264,729	459,729
S&P/Citigroup 1-3 Year International Treasury	–	–	16,535,942	6,474,052
S&P/Citigroup International Treasury	–		5,344,321	5,160,343

In-kind transactions (see Note 4) for the six months ended August 31, 2009 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Short Treasury	$435,557,011	$326,449,864
Barclays 1-3 Year Treasury	537,559,645	853,708,751
Barclays 3-7 Year Treasury	33,370,981	175,695,932
Barclays 7-10 Year Treasury	369,462,345	453,462,326
Barclays 10-20 Year Treasury	107,569,361	74,376,041
Barclays 20+ Year Treasury	2,740,389,276	2,069,059,031
Barclays TIPS	3,989,703,318	29,729,145
S&P California AMT-Free Municipal	29,039,912	–
S&P National AMT-Free Municipal	329,775,391	–
S&P Short Term National AMT-Free Municipal	110,027,911	–
S&P New York AMT-Free Municipal	14,499,560	–
S&P/Citigroup 1-3 Year International Treasury	29,904,087	–
S&P/Citigroup International Treasury	28,941,980	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units in the iShares Barclays Short Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of August 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of August 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGFA and BGI, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds is scheduled to be held on November 4, 2009. Each shareholder of record as of the close of business on August 25, 2009 will receive notice of and be entitled to vote at the meeting.

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended August 31, 2009, events and transactions through October 23, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

104	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	105

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups; however, the Board noted that the iShares Barclays TIPS Bond Fund’s total expenses were slightly higher than the median. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board noted that the asset size of the iShares Barclays 1-3 Year Treasury Bond Fund and the iShares Barclays 7-10 Year Treasury Bond Fund decreased over the past twelve months. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board also noted that an advisory fee rate reduction was implemented the previous year for the iShares S&P National AMT-Free Municipal Bond Fund. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

106	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for any of the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as such Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	107

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BGI and BGI’s business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). Assuming receipt of the requisite regulatory approvals and the satisfaction of other conditions to the closing, the subsidiaries of Barclays operating the BGI business, including BGFA (the “Adviser”), will be sold to BlackRock (the “Transaction”) for cash and BlackRock stock.

The Adviser currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Current Advisory Agreement”). Under the 1940 Act, the Transaction, if consummated, will result in the automatic termination of the Current Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, subject to shareholder approval.

Board Considerations in Approving the New Advisory Agreements

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between the Adviser and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BGI and the Adviser, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and the Adviser provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the current Investment Advisory Agreement between the Adviser and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of the Adviser, determined that the nature, extent and quality of the services provided by the Adviser under the Current Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to the Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Current Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Current Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by the Adviser discussing market conditions generally; (iii) on the profitability to the Adviser of the Current Advisory Agreements and other payments received by the Adviser and its affiliates from the Funds; and (iv) provided by the Adviser concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to the Adviser and its affiliates from their relationship with the Fund.

108	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BGI, the Adviser and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding the Adviser and the Funds. At these Board meetings, representatives of BGI, the Adviser and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of the Adviser in connection with the Transaction, including the anticipated senior management structure of the Adviser following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on the Adviser and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BGI, the Adviser and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by the Adviser, including portfolio management and compliance services;

•

that the Adviser and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of the Adviser will remain employees of the Adviser and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction Agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	109

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in connection with their most recent approval or continuation of each Current Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BGI, the Adviser and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by the Adviser and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by the Adviser, BGI and BlackRock that there would be no diminution in the scope of services required of or provided by the Adviser under the New Advisory Agreements for each Fund as compared to the scope of services provided by the Adviser under the Current Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered the Adviser’s investment philosophy and experience, noting that the Adviser and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered the Adviser’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that the Adviser reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered the Adviser’s investment processes and strategies, and matters related to the Adviser’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, the Adviser does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of the Adviser at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that the Adviser also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services the Adviser currently performs under the Current Advisory Agreements.

The Board noted the representations of the Adviser, BGI and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of the Adviser in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed the Adviser’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

110	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by the Adviser under the New Advisory Agreements compared with the services provided by the Adviser under the Current Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of the Adviser (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Current and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Current Advisory Agreements. Further, the Board noted that representatives of the Adviser and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five- and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered the Adviser’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Current Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	111

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Cost of services provided and profits realized by the Adviser from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of the Adviser with respect to the Funds based on the fees payable to the Adviser and its affiliates (including fees under the Current Advisory Agreements), and all other sources of revenue and expense to the Adviser and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Companies (including any securities lending by the Funds). The Board also discussed the Adviser’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by the Adviser under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Current Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of the Adviser and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect the Adviser’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by the Adviser in connection with the management of the Funds, the Adviser’s profitability in respect of the Funds was not expected to increase in a significant respect. The Adviser, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from the Adviser on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed the Adviser’s historic profitability as investment adviser to the iShares fund complex and noted that the Adviser had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that the Adviser had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Current and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Current and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from the Adviser and BlackRock that the Adviser will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

112	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by the Adviser and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Current Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which the Adviser or BGI provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as the Adviser and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that the Adviser provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Current Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which the Adviser or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Current and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Current and New Advisory Agreements are fair and reasonable.

Other benefits to the Adviser and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by the Adviser under the Current Advisory Agreements, the Board reviewed any ancillary revenue received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser or its affiliates, such as any payment of revenue to BGI, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to the Adviser and BGI in connection with any investments by the Funds in other funds for which the Adviser provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that the Adviser does not use soft dollars or consider the value of research or other services that may be provided to the Adviser (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Adviser or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	113

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

114	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	115

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSEEPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1437-1009

116	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® BOND FUNDS

AUGUST 31,2009

>> Would you prefer to receive materials like this electronically? See inside cover for details.

iShares Barclays 1-3 Year Credit Bond Fund

iShares Barclays Intermediate Credit Bond Fund

iShares Barclays Credit Bond Fund

iShares Barclays Intermediate Government/Credit Bond Fund

iShares Barclays Government /Credit Bond Fund

iShares Barclays MBS Bond Fund

iShares Barclays Agency Bond Fund

iShares Barclays Aggregate Bond Fund

iShares iBoxx $ High Yield Corporate Bond Fund

iShares iBoxx $ Investment Grade Corporate Bond Fund

iShares JPMorgan USD Emerging Markets Bond Fund

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

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3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® BARCLAYS CREDIT BOND FUNDS

Performance as of August 31, 2009

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/09			Inception to 8/31/09			Inception to 8/31/09

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays 1-3 Year Credit	6.04%	6.60%	6.89%	5.22%	5.85%	5.74%	14.46%	16.30%	16.00%
Barclays Intermediate Credit	8.00%	8.60%	8.80%	5.25%	5.79%	5.47%	14.56%	16.12%	15.21%
Barclays Credit	8.96%	9.46%	9.74%	4.97%	5.46%	5.22%	13.74%	15.17%	14.48%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Barclays 1-3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index (the “Index”). The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 7.64%, while the total return for the Index was 8.25%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
Financial	40.68%

Communications	11.75

Multi-National	11.35

Consumer Non-Cyclical	7.76

Foreign Government Obligations	7.17

Energy	4.76

Utilities	4.71

Consumer Cyclical	3.66

Industrial	2.94

Basic Materials	1.87

Technology	1.56

Short-Term and Other Net Assets	1.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
European Investment Bank, 3.25%, 02/15/11	1.32%

European Investment Bank, 4.63%, 03/21/12	1.27

European Investment Bank, 2.63%, 05/16/11	1.21

International Bank for Reconstruction & Development, 2.00%, 04/02/12	1.09

KfW, 3.25%, 02/15/11	1.02

General Electric Capital Corp., 4.88%, 10/21/10	0.93

AT&T Wireless Services Inc., 7.88%, 03/01/11	0.93

KfW, 4.75%, 05/15/12	0.92

KfW, 4.63%, 01/20/11	0.90

General Electric Capital Corp. Series A, 6.00%, 06/15/12	0.87

TOTAL	10.46%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index (the “Index”). The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar denominated and have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 11.75%, while the total return for the Index was 12.79%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
Financial	37.98%

Consumer Non-Cyclical	11.11

Communications	9.98

Multi-National	6.46

Energy	6.38

Foreign Government Obligations	6.37

Utilities	6.13

Industrial	4.73

Consumer Cyclical	3.13

Basic Materials	3.10

Technology	2.68

Municipal Debt Obligations	0.12

Short-Term and Other Net Assets	1.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
European Investment Bank, 4.63%, 05/15/14	1.34%

Citigroup Inc., 5.50%, 04/11/13	0.90

KfW, 3.25%, 02/15/11	0.89

Italy (Republic of), 4.50%, 01/21/15	0.79

Bank of America Corp., 4.88%, 01/15/13	0.73

Ontario (Province of), 2.63%, 01/20/12	0.71

JPMorgan Chase & Co., 5.75%, 01/02/13	0.68

Brazil (Federative Republic of), 8.00%, 01/15/18	0.63

General Electric Capital Corp., 5.25%, 10/19/12	0.62

General Electric Capital Corp., 5.00%, 01/08/16	0.61

TOTAL	7.90%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index (the “Index”). The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar denominated and have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 13.99%, while the total return for the Index was 14.87%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
Financial	32.83%

Communications	13.05

Consumer Non-Cyclical	11.33

Energy	7.60

Utilities	7.42

Foreign Government Obligations	6.05

Multi-National	5.27

Industrial	4.99

Consumer Cyclical	3.04

Basic Materials	3.04

Technology	2.06

Municipal Debt Obligations	1.20

Short-Term and Other Net Assets	2.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
European Investment Bank, 5.13%, 05/30/17	1.08%

European Investment Bank, 3.25%, 02/15/11	0.81

KfW, 2.00%, 01/17/12	0.73

Citigroup Inc., 5.50%, 04/11/13	0.70

General Electric Capital Corp., 6.13%, 02/22/11	0.67

Altria Group Inc., 9.70%, 11/10/18	0.65

Morgan Stanley, 4.75%, 04/01/14	0.62

Verizon Wireless Capital LLC, 5.55%, 02/01/14	0.57

John Deere Capital Corp., 7.00%, 03/15/12	0.57

General Electric Capital Corp., 5.65%, 06/09/14	0.56

TOTAL	6.96%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

Performance as of August 31, 2009

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/09			Inception to 8/31/09			Inception to 8/31/09

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Intermediate Government/Credit	6.69%	6.93%	6.81%	6.16%	6.35%	6.11%	17.19%	17.74%	17.06%
Barclays Government/Credit	7.57%	7.01%	7.41%	6.21%	6.41%	6.06%	17.33%	17.94%	16.91%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Barclays Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/Credit Bond Index (the “Index”). The Index measures the performance of dollar-denominated U.S. Treasuries, government-related, and investment grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 4.40%, while the total return for the Index was 5.08%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	44.79%

U.S. Government Agency Obligations	15.54

Financial	15.47

Consumer Non-Cyclical	5.48

Communications	3.89

Foreign Government Obligations	3.03

Utilities	2.40

Multi-National	1.87

Energy	1.44

Consumer Cyclical	1.34

Basic Materials	1.28

Industrial	1.08

Technology	0.79

Short-Term and Other Net Assets	1.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 05/15/14	12.88%

U.S. Treasury Notes, 4.88%, 07/31/11	9.07

U.S. Treasury Notes, 1.88%, 06/15/12	8.81

U.S. Treasury Notes, 4.88%, 08/15/16	7.32

Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	5.72

U.S. Treasury Notes, 3.13%, 05/15/19	4.41

Federal Home Loan Mortgage Corp., 2.13%, 03/23/12	3.38

Federal National Mortgage Association, 1.75%, 03/23/11	2.41

Bank of America Corp. Series L (FDIC Guaranteed), 3.13%, 06/15/12	1.97

U.S. Treasury Notes, 0.88%, 03/31/11	1.91

TOTAL	57.88%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

The iShares Barclays Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index (the “Index”). The Index measures the performance of dollar-denominated U.S. Treasuries, government-related, and investment grade credit securities that have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 5.92%, while the total return for the Index was 6.05%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	42.80%

Financial	13.91

U.S. Government Agency Obligations	13.81

Consumer Non-Cyclical	5.07

Communications	4.96

Utilities	3.41

Foreign Government Obligations	3.17

Energy	2.43

Multi-National	2.25

Industrial	1.93

Consumer Cyclical	1.62

Basic Materials	1.33

Technology	1.01

Municipal Debt Obligations	0.35

Short-Term and Other Net Assets	1.95

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 05/15/14	7.93%

U.S. Treasury Notes, 1.25%, 11/30/10	6.94

U.S. Treasury Notes, 1.38%, 04/15/12	6.22

U.S. Treasury Notes, 4.63%, 12/31/11	5.88

U.S. Treasury Notes, 4.63%, 11/15/16	5.55

U.S. Treasury Bonds, 7.63%, 02/15/25	4.17

Federal Home Loan Bank, 1.63%, 01/21/11	3.86

U.S. Treasury Bonds, 4.38%, 02/15/38	3.09

U.S. Treasury Bonds, 8.13%, 08/15/19	3.02

Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	2.55

TOTAL	49.21%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® BARCLAYS MBS BOND FUND

Performance as of August 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/09			Inception to 8/31/09			Inception to 8/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.74%	8.75%	9.80%	6.41%	6.44%	7.26%	16.59%	16.67%	18.93%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays MBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index (the “Index”). The Index measures the performance of investment grade mortgage-backed pass-through securities issued by the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 3.13%, while the total return for the Index was 3.65%.

PORTFOLIO ALLOCATION As of 8/31/09
Issuer	Percentage of Net Assets
Federal Home Loan Mortgage Corp.	45.38%

Federal National Mortgage Association	44.38

Government National Mortgage Association	9.44

Short-Term and Other Net Assets	0.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
Federal National Mortgage Association, 5.50%, 09/01/39	12.34%

Federal Home Loan Mortgage Corp., 4.50%, 09/01/39	11.38

Federal Home Loan Mortgage Corp., 5.50%, 09/01/39	9.26

Federal National Mortgage Association, 6.00%, 09/01/39	7.67

Federal Home Loan Mortgage Corp., 5.00%, 09/01/39	6.88

Federal National Mortgage Association, 5.00%, 09/01/39	6.38

Federal Home Loan Mortgage Corp., 6.00%, 09/01/39	6.16

Federal National Mortgage Association, 6.50%, 09/01/39	5.81

Federal Home Loan Mortgage Corp., 4.50%, 09/01/24	4.76

Federal Home Loan Mortgage Corp., 5.00%, 09/01/24	4.27

TOTAL	74.91%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS AGENCY BOND FUND

Performance as of August 31, 2009

Cumulative Total Returns

Inception to 8/31/09

NAV	MARKET	INDEX
7.17%	7.33%	6.67%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 11/5/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays Agency Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Agency Bond Index (the “Index”). The Index measures the performance of the agency sector of the U.S. government bond market and is comprised of investment-grade native-currency U.S. dollar-denominated debentures issued by government and government-related agencies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 1.79%, while the total return for the Index was 1.98%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Agency Obligations	93.44%

Corporate Bonds	5.53

Short-Term and Other Net Assets	1.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
Federal National Mortgage Association, 2.88%, 10/12/10	13.48%

Federal National Mortgage Association, 4.75%, 12/15/10	10.02

Federal Home Loan Mortgage Corp., 5.25%, 07/18/11	9.99

Federal Home Loan Bank, 5.38%, 08/19/11	8.03

Federal Home Loan Mortgage Corp., 4.50%, 07/15/13	7.05

Federal Home Loan Bank, 3.63%, 10/18/13	6.80

Federal Home Loan Bank, 4.00%, 09/06/13	5.91

Federal Home Loan Mortgage Corp., 1.75%, 06/15/12	5.80

Federal Home Loan Bank, 5.00%, 11/17/17	5.53

Bank of America Corp. (FDIC Guaranteed), 3.13%, 06/15/12	5.53

TOTAL	78.14%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® BARCLAYS AGGREGATE BOND FUND

Performance as of August 31, 2009

Average Annual Total Returns

Year Ended 8/31/09			Five Years Ended 8/31/09			Inception to 8/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.66%	7.71%	7.94%	4.74%	4.83%	4.96%	4.74%	4.82%	4.97%

Cumulative Total Returns

Year Ended 8/31/09			Five Years Ended 8/31/09			Inception to 8/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.66%	7.71%	7.94%	26.08%	26.62%	27.39%	31.73%	32.29%	33.46%

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index (the “Index”). The Index measures the performance of the total U.S. investment grade bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 5.42%, while the total return for the Index was 5.95%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector/Investment Type	Percentage of Net Assets
Mortgage-Backed Securities	38.83%

U.S. Government Obligations	25.14

Financial	10.28

U.S. Government Agency Obligations	9.35

Communications	2.86

Consumer Non-Cyclical	2.54

Utilities	1.88

Foreign Government Obligations	1.75

Energy	1.67

Consumer Cyclical	1.15

Industrial	0.93

Multi-National	0.90

Basic Materials	0.76

Technology	0.40

Municipal Debt Obligations	0.28

Short-Term and Other Net Assets	1.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
Federal National Mortgage Association, 5.50%, 09/01/39	4.59%

Federal Home Loan Mortgage Corp., 4.50%, 09/01/39	4.34

U.S. Treasury Notes, 4.75%, 05/15/14	4.00

Federal Home Loan Mortgage Corp., 5.50%, 09/01/39	3.03

Federal National Mortgage Association, 6.00%, 09/01/39	2.85

U.S. Treasury Notes, 1.38%, 04/15/12	2.82

U.S. Treasury Bonds, 7.50%, 11/15/16	2.82

Federal National Mortgage Association, 5.00%, 09/01/39	2.68

Federal National Mortgage Association, 6.50%, 09/01/39	2.57

U.S. Treasury Notes, 5.00%, 08/15/11	2.45

TOTAL	32.15%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

Performance as of August 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/09			Inception to 8/31/09			Inception to 8/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.98)%	(0.44)%	1.66%	(1.20)%	(0.68)%	(0.39)%	(2.87)%	(1.64)%	(0.93)%

Total returns for the period since inception are calculated from the inception date of the Fund (4/4/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares iBoxx $ High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index (the “Index”). The Index is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by International Index Company Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 25.41%*, while the total return for the Index was 27.93%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector	Percentage of Net Assets
Communications	19.91%

Consumer Non-Cyclical	17.49

Consumer Cyclical	13.46

Energy	12.89

Industrial	9.47

Utilities	8.08

Basic Materials	5.43

Technology	5.21

Financial	3.46

Diversified	0.13

Short-Term and Other Net Assets	4.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
MGM MIRAGE, 13.00%, 11/15/13	2.20%

Intelsat (Bermuda) Ltd., 11.25%, 06/15/16	2.09

Chesapeake Energy Corp., 9.50%, 02/15/15	2.08

HCA Inc., 9.25%, 11/15/16	2.06

SunGard Data Systems Inc., 9.13%, 08/15/13	2.02

Dollar General Corp., 10.63%, 07/15/15	2.02

Windstream Corp., 8.63%, 08/01/16	2.02

CSC Holdings Inc., 8.50%, 04/15/14	1.97

Crown Americas LLC, 7.75%, 11/15/15	1.97

DaVita Inc., 7.25%, 03/15/15	1.97

TOTAL	20.40%

*	Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

Performance as of August 31, 2009

Average Annual Total Returns

Year Ended 8/31/09			Five Years Ended 8/31/09			Inception to 8/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.46%	10.37%	11.23%	3.97%	4.07%	4.41%	5.36%	5.52%	5.69%

			Cumulative Total Returns

Year Ended 8/31/09			Five Years Ended 8/31/09			Inception to 8/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.46%	10.37%	11.23%	21.49%	22.08%	24.08%	45.01%	46.51%	48.26%

Total returns for the period since inception are calculated from the inception date of the Fund (7/22/02). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of iBoxx® $ Liquid Investment Grade Index (the “Index”). The Index measures the performance of a fixed number of liquid, investment grade corporate bonds. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return for the Fund was 14.28%, while the total return for the Index was 14.84%.

PORTFOLIO ALLOCATION As of 8/31/09
Sector	Percentage of Net Assets
Financial	48.63%

Consumer Non-Cyclical	18.79

Communications	10.32

Energy	6.07

Technology	4.13

Basic Materials	4.01

Consumer Cyclical	3.97

Utilities	0.98

Industrial	0.97

Short-Term and Other Net Assets	2.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
International Business Machines Corp., 8.00%, 10/15/38	1.26%

American Express Credit Corp. Series C, 7.30%, 08/20/13	1.26

Wells Fargo & Co., 5.63%, 12/11/17	1.23

Altria Group Inc., 10.20%, 02/06/39	1.22

Goldman Sachs Group Inc. (The), 6.00%, 05/01/14	1.19

Pfizer Inc., 7.20%, 03/15/39	1.16

PepsiCo Inc., 7.90%, 11/01/18	1.15

Verizon Communications Inc., 8.75%, 11/01/18	1.15

Altria Group Inc., 9.70%, 11/10/18	1.12

Time Warner Cable Inc., 8.25%, 04/01/19	1.09

TOTAL	11.83%

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

Performance as of August 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/09			Inception to 8/31/09			Inception to 8/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.47%	5.34%	4.86%	3.56%	4.67%	4.07%	6.16%	8.11%	7.06%

Total returns for the period since inception are calculated from the inception date of the Fund (12/17/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/19/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares JPMorgan USD Emerging Markets Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index (the “Index”). The Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2009, the total return of the Fund was 21.62%, while the total return of the Index was 21.19%.

BOND CREDIT QUALITY As of 8/31/09
Moody’s Credit Rating	Percentage of Total Investments*
Aaa	1.87%

A1	4.20

A2	4.46

A3	1.07

Baa1	14.65

Baa2	11.09

Baa3	0.78

Ba1	18.03

Ba2	3.86

Ba3	17.60

B1	9.26

B2	4.93

Not Rated	8.20

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
Russian Federation, 7.50%, 03/31/30	10.61%

Philippines (Republic of), 7.75%, 01/14/31	4.57

Brazil (Federative Republic of), 8.00%, 01/15/18	4.56

Turkey (Republic of), 6.88%, 03/17/36	4.26

Turkey (Republic of), 7.25%, 03/15/15	4.03

Indonesia (Republic of), 6.63%, 02/17/37	3.53

South Africa (Republic of), 7.38%, 04/25/12	3.50

Venezuela (Republic of), 5.75%, 02/26/16	3.19

United Mexican States, 5.63%, 01/15/17	3.15

Lebanon (Republic of), 9.00%, 03/20/17	3.10

TOTAL	44.50%

FUND PERFORMANCE OVERVIEWS	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/09)	Ending Account Value (8/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/09 to 8/31/09)
Barclays 1-3 Year Credit
Actual	$1,000.00	$1,076.40	0.20%	$1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Intermediate Credit
Actual	1,000.00	1,117.50	0.20	1.07
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Credit
Actual	1,000.00	1,139.90	0.20	1.08
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Intermediate Government/Credit
Actual	1,000.00	1,044.00	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/09)	Ending Account Value (8/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/09 to 8/31/09)
Barclays Government/Credit
Actual	$1,000.00	$1,059.20	0.20%	$1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays MBS
Actual	1,000.00	1,031.30	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Barclays Agency
Actual	1,000.00	1,017.90	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Aggregate
Actual	1,000.00	1,054.20	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
iBoxx $ High Yield Corporate
Actual	1,000.00	1,254.10	0.50	2.84
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
iBoxx $ Investment Grade Corporate
Actual	1,000.00	1,142.80	0.15	0.81
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
JPMorgan USD Emerging Markets
Actual	1,000.00	1,216.20	0.60	3.35
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.60	3.06

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 91.04%

AEROSPACE & DEFENSE – 0.65%
General Dynamics Corp.
1.80%, 07/15/11	$2,250,000	$2,263,126
Northrop Grumman Corp.
7.13%, 02/15/11[a]	7,617,000	8,199,077
Raytheon Co.
4.85%, 01/15/11	2,500,000	2,605,195
United Technologies Corp.
6.10%, 05/15/12[a]	2,250,000	2,471,239
6.35%, 03/01/11	3,076,000	3,285,425
7.13%, 11/15/10	2,000,000	2,131,791

		20,955,853

AGRICULTURE – 0.21%
Reynolds American Inc.
7.25%, 06/01/12	2,000,000	2,134,856
UST Inc.
6.63%, 07/15/12	4,144,000	4,509,248

		6,644,104

AIRLINES – 0.18%
Delta Air Lines Inc. Series 2001-1 Class A2
7.11%, 09/18/11	4,000,000	3,840,000
Southwest Airlines Co.
6.50%, 03/01/12	2,000,000	2,118,944

		5,958,944

AUTO MANUFACTURERS – 1.09%
Daimler Finance North America LLC
5.88%, 03/15/11	23,482,000	24,333,222
DaimlerChrysler North America Holding Corp.
5.75%, 09/08/11[a]	6,300,000	6,567,750
7.30%, 01/15/12	2,250,000	2,413,125
PACCAR Inc.
6.38%, 02/15/12[a]	1,800,000	1,957,134

		35,271,231

AUTO PARTS & EQUIPMENT – 0.10%
Johnson Controls Inc.
5.25%, 01/15/11[a]	3,076,000	3,139,817

		3,139,817

Security	Principal	Value
BANKS – 15.40%
American Express Centurion Bank
5.20%, 11/26/10	$2,700,000	$2,758,783
Banco Santander Central Hispano Issuances Ltd.
7.63%, 09/14/10[a]	8,889,000	9,330,184
Bank of America Corp.
4.38%, 12/01/10	4,500,000	4,632,170
5.38%, 08/15/11	24,245,000	25,221,439
7.40%, 01/15/11	7,800,000	8,216,313
Bank of New York Mellon Corp. (The)
4.95%, 01/14/11	2,400,000	2,499,025
4.95%, 11/01/12	2,908,000	3,134,821
Bank One Corp.
5.90%, 11/15/11	2,700,000	2,902,785
BB&T Corp.
3.85%, 07/27/12[a]	6,850,000	7,015,065
6.50%, 08/01/11	2,700,000	2,854,858
Charter One Bank N.A.
5.50%, 04/26/11	6,000,000	6,095,855
Citigroup Inc.
5.10%, 09/29/11	4,849,000	4,955,901
Credit Suisse New York
3.45%, 07/02/12	6,000,000	6,109,174
Deutsche Bank AG London
5.00%, 10/12/10[a]	2,774,000	2,859,490
5.38%, 10/12/12	3,180,000	3,424,690
Export-Import Bank Of Korea
5.13%, 02/14/11	2,500,000	2,576,850
KeyBank N.A.
7.00%, 02/01/11	3,600,000	3,726,000
KfW
1.88%, 03/15/11	2,700,000	2,738,674
2.00%, 01/17/12[a]	21,544,000	21,818,841
2.25%, 04/16/12	16,200,000	16,471,574
3.25%, 02/15/11	31,757,000	32,839,685
3.25%, 10/14/11	16,200,000	16,885,744
3.75%, 06/27/11	11,000,000	11,536,148
4.63%, 01/20/11	27,550,000	28,985,170
4.75%, 05/15/12	27,500,000	29,749,646

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Landesbank Baden- Wuerttemberg New York
6.35%, 04/01/12	$2,700,000	$2,928,069
Landeskreditbank Baden- Wuerttemberg-Foerderbank
4.25%, 09/15/10[a]	6,700,000	6,935,319
4.88%, 01/13/12	8,500,000	9,068,488
Landwirtschaftliche Rentenbank
4.88%, 02/14/11	5,128,000	5,366,093
5.25%, 07/15/11[a]	7,466,000	7,965,700
Landwirtschaftliche Rentenbank Series E
5.25%, 07/02/12	9,200,000	9,996,628
M&I Marshall & Ilsley Bank
5.15%, 02/22/12[a]	1,350,000	1,262,893
M&T Bank Corp.
5.38%, 05/24/12[a]	1,800,000	1,818,000
Marshall & Ilsley Corp.
5.35%, 04/01/11[a]	3,000,000	2,949,478
Mellon Capital IV Series 1
6.24%, 06/20/12[a]	2,250,000	1,530,000
Mellon Funding Corp.
6.40%, 05/14/11[a]	4,000,000	4,294,291
National City Bank
6.20%, 12/15/11	2,750,000	2,901,250
North Fork Bancorporation Inc.
5.88%, 08/15/12	2,000,000	2,048,725
Northern Trust Corp.
5.30%, 08/29/11	1,500,000	1,599,890
Oesterreichische Kontrollbank AG
2.88%, 03/15/11	7,200,000	7,401,522
3.13%, 10/14/11	6,156,000	6,363,876
4.25%, 10/06/10	3,600,000	3,740,204
4.75%, 11/08/11	22,425,000	23,961,379
PNC Funding Corp.
5.13%, 12/14/10	6,156,000	6,353,309
Regions Financial Corp.
6.38%, 05/15/12[a]	4,000,000	3,688,647

Security	Principal	Value
Royal Bank of Canada
5.65%, 07/20/11	$5,474,000	$5,870,151
Sanwa Bank Ltd.
7.40%, 06/15/11[a]	11,600,000	12,441,000
Silicon Valley Bank
5.70%, 06/01/12	1,500,000	1,489,436
State Street Capital Trust III
8.25%, 03/15/11	3,463,000	3,220,590
Sumitomo Mitsui Banking Corp.
8.00%, 06/15/12[a]	3,130,000	3,505,600
SunTrust Bank
6.38%, 04/01/11	6,676,000	6,892,552
UBS Preferred Funding Trust I
8.62%, 10/01/10[a]	6,926,000	5,956,360
UBS Preferred Funding Trust II
7.25%, 06/26/11[a]	3,800,000	2,964,000
Union Planters Corp.
4.38%, 12/01/10	8,100,000	8,040,554
US Bank N.A.
6.38%, 08/01/11[a]	8,852,000	9,544,775
USB Capital IX
6.19%, 04/15/11	5,963,000	4,174,100
Wachovia Capital Trust III
5.80%, 03/15/11	12,617,000	7,948,710
Wachovia Corp./ Wells Fargo & Co.
5.30%, 10/15/11	15,238,000	16,071,243
Wells Fargo & Co.
4.88%, 01/12/11	8,000,000	8,315,206
5.30%, 08/26/11[a]	8,100,000	8,580,095
6.38%, 08/01/11	2,500,000	2,668,860
Wells Fargo & Co. Series G
4.00%, 06/02/11[a]	2,700,000	2,781,522
Wells Fargo Bank N.A.
6.45%, 02/01/11	14,547,000	15,293,092

		497,270,492
BEVERAGES – 0.98%
Anheuser-Busch Companies Inc.
4.70%, 04/15/12	6,000,000	6,281,878

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Coca-Cola Co. (The)
5.75%, 03/15/11	$2,500,000	$2,661,720
Coca-Cola Enterprises Inc.
3.75%, 03/01/12[a]	3,600,000	3,745,962
4.25%, 09/15/10[a]	4,000,000	4,101,132
Diageo Capital PLC
5.13%, 01/30/12	1,800,000	1,913,141
Diageo Finance BV
3.88%, 04/01/11	2,250,000	2,330,327
PepsiAmericas Inc.
5.75%, 07/31/12	3,000,000	3,278,720
PepsiCo Inc.
5.15%, 05/15/12	6,700,000	7,229,505

		31,542,385

BUILDING MATERIALS – 0.40%
CRH America Inc.
5.63%, 09/30/11	2,400,000	2,448,000
6.95%, 03/15/12	5,900,000	6,136,000
Lafarge SA
6.15%, 07/15/11	4,104,000	4,227,120

		12,811,120

CHEMICALS – 0.77%
Chevron Phillips Chemical Co. LLC
7.00%, 03/15/11	5,128,000	5,395,917
Dow Chemical Co. (The)
4.85%, 08/15/12	3,500,000	3,574,450
6.13%, 02/01/11	7,617,000	7,845,510
Potash Corp. of Saskatchewan
7.75%, 05/31/11	4,616,000	5,037,314
Praxair Inc.
6.38%, 04/01/12	2,700,000	2,975,978

		24,829,169

COMMERCIAL SERVICES – 0.22%
Science Applications International Corp.
6.25%, 07/01/12[a]	2,700,000	2,969,157
Western Union Co.
5.40%, 11/17/11[a]	3,976,000	4,246,113

		7,215,270

Security	Principal	Value
COMPUTERS – 0.76%
Computer Sciences Corp.
7.38%, 06/15/11	$2,000,000	$2,151,811
Dell Inc.
3.38%, 06/15/12	2,000,000	2,056,217
Hewlett-Packard Co.
2.25%, 05/27/11	3,300,000	3,347,860
2.95%, 08/15/12	1,500,000	1,526,518
4.25%, 02/24/12	6,902,000	7,254,147
5.25%, 03/01/12	3,500,000	3,769,164
6.50%, 07/01/12	3,000,000	3,363,138
International Business Machines Corp.
4.95%, 03/22/11	1,000,000	1,056,401

		24,525,256

COSMETICS & PERSONAL CARE – 0.35%
Avon Products Inc.
5.13%, 01/15/11	3,600,000	3,742,357
Kimberly-Clark Corp.
5.63%, 02/15/12[a]	2,500,000	2,680,137
Procter & Gamble International Funding SCA
1.35%, 08/26/11	5,000,000	5,004,665

		11,427,159

DIVERSIFIED FINANCIAL SERVICES – 22.07%
American Express Co.
5.25%, 09/12/11	2,768,000	2,890,761
American Express Credit Corp.
5.00%, 12/02/10	3,825,000	3,919,039
Ameriprise Financial Inc.
5.35%, 11/15/10[a]	3,105,000	3,154,311
Bear Stearns Companies Inc. (The)
4.50%, 10/28/10	13,161,000	13,561,302
5.35%, 02/01/12	7,592,000	8,054,441
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
6.95%, 08/10/12	13,500,000	15,060,091

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Boeing Capital Corp.
6.10%, 03/01/11[a]	$2,700,000	$2,875,951
6.50%, 02/15/12	4,550,000	5,017,740
7.38%, 09/27/10	6,389,000	6,773,758
BP Capital Markets PLC
3.13%, 03/10/12	10,078,000	10,399,249
Capital One Bank
5.75%, 09/15/10[a]	5,515,000	5,698,638
Capital One Financial Corp.
5.70%, 09/15/11	2,500,000	2,583,253
Caterpillar Financial Services Corp.
5.05%, 12/01/10[a]	2,700,000	2,810,225
Caterpillar Financial Services Corp. Series F
5.13%, 10/12/11	2,000,000	2,120,894
Caterpillar Financial Services Corp. Series S
5.75%, 02/15/12	4,000,000	4,285,231
Citigroup Inc.
5.13%, 02/14/11	5,700,000	5,790,942
5.25%, 02/27/12	5,587,000	5,609,252
5.63%, 08/27/12	8,000,000	7,891,675
6.00%, 02/21/12	9,650,000	9,888,003
6.50%, 01/18/11[a]	22,168,000	22,788,898
7.25%, 10/01/10	4,000,000	4,094,275
Countrywide Financial Corp.
5.80%, 06/07/12	8,500,000	8,850,625
Countrywide Home Loans Inc.
4.00%, 03/22/11	5,540,000	5,595,400
Credit Suisse (USA) Inc.
5.25%, 03/02/11[a]	3,500,000	3,647,304
5.50%, 08/16/11[a]	2,750,000	2,923,952
6.13%, 11/15/11	15,389,000	16,584,248
6.50%, 01/15/12	20,474,000	22,113,215
Diageo Investment Corp.
9.00%, 08/15/11	2,250,000	2,546,713
Eksportfinans A/S
5.00%, 02/14/12[a]	6,616,000	7,051,681
Eksportfinans A/S Series G
5.13%, 10/26/11	4,104,000	4,379,694

Security	Principal	Value
General Electric Capital Corp.
3.50%, 08/13/12	$8,500,000	$8,528,933
4.88%, 10/21/10	29,094,000	30,069,882
5.00%, 12/01/10	8,500,000	8,820,260
5.00%, 11/15/11	17,319,000	18,267,744
5.00%, 04/10/12	3,600,000	3,758,297
5.88%, 02/15/12	18,756,000	19,919,004
6.13%, 02/22/11[a]	10,500,000	11,137,082
General Electric Capital Corp. Series A
5.50%, 04/28/11[a]	12,250,000	12,928,605
6.00%, 06/15/12[a]	26,250,000	28,102,322
Genworth Global Funding Trusts
5.13%, 03/15/11	2,250,000	2,271,229
5.38%, 09/15/11	2,800,000	2,821,005
Goldman Sachs Capital Trust II
5.79%, 06/01/12	9,500,000	6,650,000
Goldman Sachs Group Inc. (The)
3.63%, 08/01/12	5,250,000	5,358,914
6.60%, 01/15/12	22,859,000	24,878,254
6.88%, 01/15/11	16,100,000	17,104,066
HSBC Finance Corp.
4.63%, 09/15/10	7,100,000	7,273,439
5.25%, 01/14/11	18,550,000	19,021,609
5.70%, 06/01/11	2,750,000	2,864,410
5.90%, 06/19/12	6,000,000	6,400,811
6.38%, 10/15/11	9,676,000	10,202,719
6.75%, 05/15/11	3,600,000	3,799,049
7.00%, 05/15/12[a]	10,600,000	11,385,151
ING USA Global Funding Trust
4.50%, 10/01/10	2,750,000	2,810,977
International Lease Finance Corp.
5.30%, 05/01/12	4,400,000	3,388,000
5.45%, 03/24/11	26,322,000	22,636,920
International Lease Finance Corp. Series R
5.40%, 02/15/12	6,750,000	5,332,500
Jefferies Group Inc.
7.75%, 03/15/12[a]	2,000,000	2,120,000

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
John Deere Capital Corp.
5.40%, 10/17/11	$6,076,000	$6,546,073
7.00%, 03/15/12[a]	9,128,000	10,137,659
JPMorgan Chase & Co.
4.50%, 11/15/10[a]	5,552,000	5,731,042
4.50%, 01/15/12[a]	6,250,000	6,539,346
6.63%, 03/15/12[a]	9,600,000	10,413,261
6.75%, 02/01/11	17,466,000	18,610,554
Merrill Lynch & Co. Inc.
5.77%, 07/25/11	10,389,000	10,821,913
6.05%, 08/15/12	14,500,000	15,226,731
Merrill Lynch & Co. Inc. Series B
4.50%, 11/04/10	4,500,000	4,578,118
Morgan Stanley
5.05%, 01/21/11	8,849,000	9,144,798
5.63%, 01/09/12	10,389,000	10,997,676
6.60%, 04/01/12[a]	16,100,000	17,393,411
6.75%, 04/15/11	19,325,000	20,548,059
National Rural Utilities Cooperative Finance Corp.
4.38%, 10/01/10	3,300,000	3,384,167
7.25%, 03/01/12	6,354,000	7,003,425
ORIX Corp.
5.48%, 11/22/11	5,325,000	5,325,000
SLM Corp.
5.40%, 10/25/11	1,800,000	1,566,000
5.45%, 04/25/11[a]	6,231,000	5,545,590
Svensk Exportkredit AB Series D
4.88%, 09/29/11	2,000,000	2,132,246
Svensk Exportkredit AB
4.50%, 09/27/10	10,700,000	11,090,678
Toyota Motor Credit Corp.
4.35%, 12/15/10[a]	3,000,000	3,099,990
5.45%, 05/18/11[a]	5,474,000	5,820,847
Wells Fargo Financial Inc.
5.50%, 08/01/12	4,000,000	4,279,793

		712,748,320

Security	Principal	Value
ELECTRIC – 4.37%
Allegheny Energy Supply Co. LLC
8.25%, 04/15/12[a,b]	$6,300,000	$6,741,000
Appalachian Power Co. Series O
5.65%, 08/15/12	200,000	210,664
Aquila Inc.
11.88%, 07/01/12[a]	1,950,000	2,145,000
Arizona Public Service Co.
6.38%, 10/15/11	2,750,000	2,896,820
6.50%, 03/01/12	2,200,000	2,317,446
Carolina Power & Light Co.
6.50%, 07/15/12	2,500,000	2,733,387
Commonwealth Edison Co. Series 1998
6.15%, 03/15/12	4,000,000	4,257,576
Consolidated Edison Co. of New York Inc. Series 2002-A
5.63%, 07/01/12	2,000,000	2,142,772
Constellation Energy Group Inc.
7.00%, 04/01/12	2,700,000	2,867,672
Consumers Energy Co.
5.00%, 02/15/12	1,800,000	1,838,399
Detroit Edison Co. (The)
6.13%, 10/01/10	2,100,000	2,178,922
Dominion Resources Inc. Series 2006-B
6.30%, 09/30/11[a]	1,000,000	730,000
Dominion Resources Inc. Series B
6.25%, 06/30/12	2,000,000	2,167,819
DTE Energy Co.
7.05%, 06/01/11	3,463,000	3,616,680
Duke Energy Corp.
6.25%, 01/15/12	3,764,000	3,999,485
Energy East Corp.
6.75%, 06/15/12[a]	4,000,000	4,463,347
Exelon Generation Co. LLC
6.95%, 06/15/11[a]	10,317,000	10,839,796

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
FirstEnergy Corp.
6.45%, 11/15/11[a]	$7,034,000	$7,283,613
FPL Group Capital Inc.
5.63%, 09/01/11[a]	8,312,000	8,852,200
MidAmerican Energy Co.
5.65%, 07/15/12[a]	2,700,000	2,897,141
Nevada Power Co. Series A
8.25%, 06/01/11	2,750,000	2,958,329
NiSource Finance Corp.
7.88%, 11/15/10	3,076,000	3,233,926
Northern States Power Co.
8.00%, 08/28/12	3,000,000	3,474,898
Oncor Electric Delivery Co.
6.38%, 05/01/12	4,000,000	4,340,370
Pacific Gas and Electric Co.
4.20%, 03/01/11[a]	8,312,000	8,608,151
PacifiCorp
6.90%, 11/15/11[a]	2,500,000	2,735,493
Pepco Holdings Inc.
6.45%, 08/15/12	4,000,000	4,244,490
PPL Energy Supply LLC
6.40%, 11/01/11[a]	3,750,000	3,976,222
Progress Energy Inc.
7.10%, 03/01/11	5,476,000	5,783,698
PSEG Power LLC
7.75%, 04/15/11	7,617,000	8,063,013
SCANA Corp.
6.88%, 05/15/11	3,300,000	3,497,705
Southern Co.
5.30%, 01/15/12	3,600,000	3,777,357
Southern Power Co.
6.25%, 07/15/12[a]	3,000,000	3,246,709
Tampa Electric Co.
6.38%, 08/15/12[a]	2,750,000	2,835,313
Wisconsin Energy Corp.
6.50%, 04/01/11[a]	4,849,000	5,149,522

		141,104,935

ENVIRONMENTAL CONTROL – 0.26%
Allied Waste North America Inc. Series B
5.75%, 02/15/11	8,100,000	8,424,000

		8,424,000

Security	Principal	Value
FOOD – 2.80%
Campbell Soup Co.
6.75%, 02/15/11	$4,800,000	$5,144,662
ConAgra Foods Inc.
6.75%, 09/15/11[a]	4,849,000	5,268,001
General Mills Inc.
6.00%, 02/15/12	7,044,000	7,649,086
H.J. Heinz Finance Co.
6.00%, 03/15/12	4,440,000	4,799,722
6.63%, 07/15/11	4,900,000	5,315,941
Hershey Co. (The)
5.30%, 09/01/11	1,000,000	1,068,815
Hormel Foods Corp.
6.63%, 06/01/11[a]	1,000,000	1,073,145
Kellogg Co.
6.60%, 04/01/11	6,900,000	7,416,574
Kraft Foods Inc.
5.63%, 11/01/11	9,698,000	10,443,313
6.25%, 06/01/12	10,000,000	10,968,512
Kroger Co. (The)
6.20%, 06/15/12	1,500,000	1,632,573
6.80%, 04/01/11	5,718,000	6,121,957
Safeway Inc.
5.80%, 08/15/12	1,090,000	1,174,812
6.50%, 03/01/11	4,154,000	4,395,099
Sara Lee Corp.
6.25%, 09/15/11	6,926,000	7,441,608
Unilever Capital Corp.
7.13%, 11/01/10	9,698,000	10,363,588

		90,277,408

FOREST PRODUCTS & PAPER – 0.39%
Celulosa Arauco y Constitucion SA
7.75%, 09/13/11	3,076,000	3,289,628
Weyerhaeuser Co.
6.75%, 03/15/12	9,100,000	9,381,622

		12,671,250

GAS – 0.34%
Atmos Energy Corp.
7.38%, 05/15/11[a]	1,250,000	1,326,598
KeySpan Corp.
7.63%, 11/15/10	6,926,000	7,286,614

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Peoples Energy Corp. Series A
6.90%, 01/15/11	$1,200,000	$1,242,163
Southern California Gas Co. Series II
4.38%, 01/15/11	1,000,000	1,028,091

		10,883,466

HAND & MACHINE TOOLS – 0.13%
Black & Decker Corp. (The)
7.13%, 06/01/11	2,500,000	2,631,334
Stanley Works (The)
5.90%, 12/01/10	2,020,000	1,515,000

		4,146,334

HEALTH CARE - PRODUCTS – 0.26%
Baxter Finco BV
4.75%, 10/15/10	1,350,000	1,397,359
Hospira Inc.
5.55%, 03/30/12	1,800,000	1,895,819
Johnson & Johnson
5.15%, 08/15/12	3,000,000	3,280,964
Medtronic Inc. Series B
4.38%, 09/15/10	1,800,000	1,848,756

		8,422,898

HEALTH CARE - SERVICES – 0.61%
Aetna Inc.
5.75%, 06/15/11	4,854,000	5,068,810
Anthem Inc.
6.80%, 08/01/12	3,000,000	3,274,096
UnitedHealth Group Inc.
5.25%, 03/15/11	4,104,000	4,230,404
WellPoint Inc.
5.00%, 01/15/11	6,926,000	7,112,293

		19,685,603

HOME FURNISHINGS – 0.16%
Whirlpool Corp. Series A
8.00%, 05/01/12	5,000,000	5,333,994

		5,333,994

HOUSEHOLD PRODUCTS & WARES – 0.10%
Fortune Brands Inc.
5.13%, 01/15/11	3,064,000	3,120,433

		3,120,433

Security	Principal	Value
HOUSEWARES – 0.04%
Newell Rubbermaid Inc.
6.75%, 03/15/12	$1,350,000	$1,406,380

		1,406,380

INSURANCE – 2.09%
Allstate Corp. (The)
6.13%, 02/15/12	1,600,000	1,708,581
American International Group Inc.
4.70%, 10/01/10[a]	5,400,000	5,076,000
4.95%, 03/20/12	2,500,000	2,100,000
5.38%, 10/18/11[a]	2,500,000	2,275,000
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12[b]	6,000,000	6,269,311
4.20%, 12/15/10[a]	5,128,000	5,206,192
4.75%, 05/15/12[a]	2,400,000	2,574,402
Chubb Corp.
6.00%, 11/15/11	2,077,000	2,244,424
CNA Financial Corp.
6.00%, 08/15/11	1,950,000	1,930,500
Genworth Financial Inc.
5.65%, 06/15/12[a]	2,750,000	2,365,000
Hartford Financial Services Group Inc.
5.25%, 10/15/11	2,768,000	2,741,489
ING Capital Funding Trust III
8.44%, 12/31/10	7,749,000	4,494,420
Lincoln National Corp.
6.20%, 12/15/11	2,000,000	2,051,889
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	2,052,000	2,081,342
MetLife Inc.
6.13%, 12/01/11	4,368,000	4,664,354
Nationwide Financial Services Inc.
6.25%, 11/15/11	2,575,000	2,587,875
Principal Life Income Fundings Trusts
5.13%, 03/01/11	2,250,000	2,303,567
5.15%, 06/17/11	3,000,000	3,086,150

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Progressive Corp. (The)
6.38%, 01/15/12	$2,000,000	$2,119,054
Protective Life Secured Trust
4.00%, 04/01/11	2,700,000	2,680,227
Prudential Financial Inc.
5.10%, 12/14/11	2,400,000	2,457,920
Travelers Companies Inc. (The)
5.38%, 06/15/12[a]	1,500,000	1,605,893
XL Capital Finance (Europe) PLC
6.50%, 01/15/12	2,825,000	2,841,480

		67,465,070

INTERNET – 0.09%
Thomson Reuters Corp.
6.20%, 01/05/12[a]	2,700,000	2,921,031

		2,921,031

LODGING – 0.07%
Marriott International Inc.
4.63%, 06/15/12	2,250,000	2,229,437

		2,229,437

MANUFACTURING – 0.67%
Dover Corp.
6.50%, 02/15/11	2,750,000	2,927,351
Honeywell International Inc.
5.63%, 08/01/12	2,500,000	2,745,970
6.13%, 11/01/11[a]	1,800,000	1,973,443
Textron Inc.
6.50%, 06/01/12[a]	2,250,000	2,238,750
3M Co. Series E
4.50%, 11/01/11	3,500,000	3,724,328
Tyco International Finance SA
6.75%, 02/15/11	3,300,000	3,487,882
Tyco International Group SA
6.38%, 10/15/11[a]	4,104,000	4,410,055

		21,507,779

MEDIA – 3.04%
Comcast Cable Communications Inc.
6.75%, 01/30/11[a]	11,775,000	12,536,590
Comcast Cable Holdings LLC
9.80%, 02/01/12	2,750,000	3,162,500

Security	Principal	Value
COX Communications Inc.
6.75%, 03/15/11	$2,774,000	$2,942,960
7.75%, 11/01/10[a]	4,250,000	4,462,500
Reed Elsevier Capital Inc.
6.75%, 08/01/11[a]	4,500,000	4,826,504
Shaw Communications Inc.
7.20%, 12/15/11	1,800,000	1,890,000
Time Warner Cable Inc.
5.40%, 07/02/12	9,700,000	10,334,180
Time Warner Inc.
5.50%, 11/15/11	4,500,000	4,774,571
6.75%, 04/15/11	4,154,000	4,434,017
6.88%, 05/01/12	12,500,000	13,688,916
Viacom Inc.
5.63%, 08/15/12	3,000,000	3,045,000
5.75%, 04/30/11[a]	11,084,000	11,735,726
6.63%, 05/15/11	5,820,000	6,023,700
Walt Disney Co. (The)
5.70%, 07/15/11[a]	5,540,000	5,969,774
6.38%, 03/01/12	7,600,000	8,381,932

		98,208,870

MINING – 0.71%
Alcan Inc.
6.45%, 03/15/11	2,250,000	2,356,875
Alcoa Inc.
6.50%, 06/01/11	7,063,000	7,239,575
BHP Billiton Finance (USA) Ltd.
5.13%, 03/29/12	6,156,000	6,600,359
Vale Inco Ltd.
7.75%, 05/15/12	2,250,000	2,465,503
Xstrata Canada Corp.
7.25%, 07/15/12	2,000,000	2,060,000
8.38%, 02/15/11	2,000,000	2,140,000

		22,862,312

MULTI-NATIONAL – 11.35%
African Development Bank
1.88%, 01/23/12	6,926,000	6,981,607
Asian Development Bank
2.13%, 03/15/12	7,000,000	7,043,646
4.38%, 09/17/10	13,852,000	14,388,070

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Asian Development Bank Series G
3.00%, 02/15/11	$6,700,000	$6,899,375
Corporacion Andina de Fomento
6.88%, 03/15/12[a]	3,600,000	3,879,773
European Bank for Reconstruction and Development
1.25%, 06/10/11	6,750,000	6,781,078
European Investment Bank
2.63%, 05/16/11	38,101,000	39,154,889
2.63%, 11/15/11	13,750,000	14,141,324
3.13%, 07/15/11	9,900,000	10,280,739
3.25%, 02/15/11	41,300,000	42,750,665
3.25%, 10/14/11	10,389,000	10,833,211
4.13%, 09/15/10	14,500,000	15,036,642
4.63%, 09/15/10[a]	12,254,000	12,770,735
4.63%, 03/21/12	38,028,000	40,862,729
European Investment Bank Series E
2.00%, 02/10/12	19,404,000	19,637,690
Inter-American Development Bank
3.25%, 11/15/11	6,926,000	7,209,097
5.00%, 04/05/11	9,700,000	10,315,281
Inter-American Development Bank Series G
1.50%, 06/23/11	4,500,000	4,530,645
International Bank for Reconstruction and Development
1.65%, 05/18/11[a]	5,150,000	5,156,540
2.00%, 04/02/12	34,658,000	35,181,703
2.10%, 06/15/12	750,000	746,235
3.13%, 11/15/11	3,600,000	3,721,680
3.38%, 12/10/10	2,975,000	3,076,864
International Finance Corp.
5.13%, 05/02/11	14,026,000	14,961,155
Korea Development Bank
4.63%, 09/16/10	3,200,000	3,238,688

Security	Principal	Value
Nordic Investment Bank
2.38%, 12/15/11	$9,500,000	$9,704,598
3.13%, 02/15/11	2,700,000	2,787,189
4.50%, 09/13/10	13,852,000	14,415,717

		366,487,565

OFFICE & BUSINESS EQUIPMENT – 0.31%
Xerox Corp.
5.50%, 05/15/12[a]	2,500,000	2,593,321
6.88%, 08/15/11	6,926,000	7,362,307

		9,955,628

OIL & GAS – 3.20%
Anadarko Finance Co.
6.75%, 05/01/11	6,926,000	7,381,882
Apache Corp.
6.25%, 04/15/12[a]	2,400,000	2,647,744
Burlington Resources Finance Co.
6.68%, 02/15/11[a]	2,700,000	2,883,081
Canadian Natural Resources Ltd.
6.70%, 07/15/11[a]	1,500,000	1,617,851
Chevron Corp.
3.45%, 03/03/12[a]	8,224,000	8,549,367
Conoco Funding Co.
6.35%, 10/15/11	15,041,000	16,465,199
Devon Financing Corp. ULC
6.88%, 09/30/11	8,731,000	9,485,223
EnCana Corp.
6.30%, 11/01/11	1,800,000	1,947,984
Enterprise Products Operating LP
7.50%, 02/01/11	3,500,000	3,732,748
Hess Corp.
6.65%, 08/15/11[a]	3,312,000	3,550,841
Husky Energy Inc.
6.25%, 06/15/12	2,000,000	2,159,881
Kerr-McGee Corp.
6.88%, 09/15/11[a]	4,000,000	4,326,395
Marathon Oil Canada Corp.
8.38%, 05/01/12	5,000,000	5,618,142
Marathon Oil Corp.
6.00%, 07/01/12[a]	2,700,000	2,927,709

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Murphy Oil Corp.
6.38%, 05/01/12	$750,000	$790,165
Occidental Petroleum Corp.
6.75%, 01/15/12	2,492,000	2,738,772
Ocean Energy Inc.
7.25%, 10/01/11	3,200,000	3,507,814
Pemex Project Funding Master Trust Series 2
9.13%, 10/13/10	2,500,000	2,681,325
Shell International Finance BV
5.63%, 06/27/11[a]	10,389,000	11,202,741
Valero Energy Corp.
6.88%, 04/15/12	4,050,000	4,375,966
XTO Energy Inc.
7.50%, 04/15/12	4,200,000	4,664,305

		103,255,135

OIL & GAS SERVICES – 0.25%
Halliburton Co.
5.50%, 10/15/10	4,003,000	4,181,265
Weatherford International Inc.
5.95%, 06/15/12	3,600,000	3,819,665

		8,000,930

PACKAGING & CONTAINERS – 0.08%
Pactiv Corp.
5.88%, 07/15/12[a]	2,550,000	2,715,636

		2,715,636

PHARMACEUTICALS – 2.23%
Abbott Laboratories
3.75%, 03/15/11	2,700,000	2,799,096
5.60%, 05/15/11	8,706,000	9,330,304
Cardinal Health Inc.
5.65%, 06/15/12[a]	2,750,000	2,944,407
6.75%, 02/15/11	2,250,000	2,406,837
Eli Lilly and Co.
3.55%, 03/06/12	2,750,000	2,862,428
6.00%, 03/15/12	5,128,000	5,649,719
Express Scripts Inc.
5.25%, 06/15/12	6,750,000	7,138,705
McKesson Corp.
7.75%, 02/01/12	2,500,000	2,760,735
Merck & Co. Inc.
1.88%, 06/30/11	8,150,000	8,207,522

Security	Principal	Value
Pfizer Inc.
4.45%, 03/15/12[a]	$19,392,000	$20,623,159
Wyeth
6.95%, 03/15/11	6,740,000	7,266,336

		71,989,248

PIPELINES – 1.31%
CenterPoint Energy Resources Corp.
7.75%, 02/15/11	4,849,000	5,140,115
Consolidated Natural Gas Co. Series C
6.25%, 11/01/11[a]	4,849,000	5,221,209
Energy Transfer Partners LP
5.65%, 08/01/12	2,500,000	2,638,675
Enterprise Products Operating LP
4.60%, 08/01/12	1,500,000	1,554,591
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,154,000	4,387,639
7.13%, 03/15/12	1,350,000	1,468,650
7.50%, 11/01/10[a]	2,000,000	2,114,599
ONEOK Inc.
7.13%, 04/15/11	2,250,000	2,396,437
ONEOK Partners LP
5.90%, 04/01/12	2,250,000	2,341,098
Plains All American Pipeline LP
4.25%, 09/01/12	1,450,000	1,489,882
TEPPCO Partners LP
7.63%, 02/15/12	2,500,000	2,748,171
Transcontinental Gas Pipe Line Corp. Series B
7.00%, 08/15/11	2,000,000	2,120,000
8.88%, 07/15/12	2,000,000	2,280,000
Williams Companies Inc. (The)
7.13%, 09/01/11	3,000,000	3,135,000
8.13%, 03/15/12	3,076,000	3,275,940

		42,312,006

REAL ESTATE – 0.06%
Liberty Property LP
7.25%, 03/15/11	2,000,000	2,080,000

		2,080,000

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 1.06%
AvalonBay Communities Inc.
6.63%, 09/15/11[a]	$2,000,000	$2,138,948
Brandywine Operating Partnership LP
5.75%, 04/01/12	3,600,000	3,384,000
Duke Realty LP
5.63%, 08/15/11	1,250,000	1,218,750
ERP Operating LP
6.63%, 03/15/12[a]	1,375,000	1,457,500
HCP Inc.
6.45%, 06/25/12[a]	1,250,000	1,275,000
Health Care Property Investors Inc.
5.95%, 09/15/11	2,000,000	2,020,000
Healthcare Realty Trust Inc.
8.13%, 05/01/11	900,000	927,000
Mack-Cali Realty LP
7.75%, 02/15/11	1,500,000	1,560,000
Nationwide Health Properties Inc.
6.50%, 07/15/11[b]	2,000,000	1,940,000
ProLogis
5.50%, 04/01/12	1,500,000	1,477,500
Regency Centers LP
6.75%, 01/15/12	2,750,000	2,722,500
Simon Property Group LP
5.00%, 03/01/12	2,750,000	2,816,301
5.38%, 06/01/11	6,926,000	7,099,150
5.60%, 09/01/11	4,100,000	4,233,250

		34,269,899

RETAIL – 2.02%
Costco Wholesale Corp.
5.30%, 03/15/12	5,128,000	5,547,845
CVS Caremark Corp.
5.75%, 08/15/11[a]	6,926,000	7,424,050
6.30%, 06/01/12	4,600,000	3,634,000
Home Depot Inc.
5.20%, 03/01/11	5,540,000	5,793,782
Kohl’s Corp.
6.30%, 03/01/11[a]	2,250,000	2,379,136

Security	Principal	Value
McDonald’s Corp.
5.75%, 03/01/12	$2,700,000	$2,926,606
Staples Inc.
7.75%, 04/01/11[a]	3,000,000	3,187,500
Target Corp.
5.88%, 03/01/12	3,600,000	3,913,017
6.35%, 01/15/11[a]	6,926,000	7,309,083
Tricon Global Restaurants Inc.
8.88%, 04/15/11	5,540,000	6,043,674
Wal-Mart Stores Inc.
4.13%, 02/15/11[a]	13,852,000	14,397,532
5.00%, 04/05/12	2,500,000	2,690,148

		65,246,373

SOFTWARE – 0.49%
Intuit Inc.
5.40%, 03/15/12[a]	3,000,000	3,109,389
Oracle Corp.
5.00%, 01/15/11	12,203,000	12,792,301

		15,901,690

TELECOMMUNICATIONS – 8.62%
Alltel Corp.
7.00%, 07/01/12	4,000,000	4,428,137
AT&T Corp.
7.30%, 11/15/11	6,926,000	7,684,887
AT&T Wireless Services Inc.
7.88%, 03/01/11	27,636,000	29,988,178
8.13%, 05/01/12	14,300,000	16,231,874
BellSouth Corp.
6.00%, 10/15/11	5,000,000	5,382,807
British Telecom PLC
9.13%, 12/15/10[a]	15,389,000	16,543,176
Cellco Partnership/ Verizon Wireless
3.75%, 05/20/11[b]	13,200,000	13,580,942
CenturyTel Inc. Series H
8.38%, 10/15/10	2,000,000	2,100,000
Cisco Systems Inc.
5.25%, 02/22/11[a]	16,698,000	17,650,297
Deutsche Telekom International Finance BV
5.38%, 03/23/11	1,500,000	1,573,090

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
France Telecom SA
7.75%, 03/01/11	$18,839,000	$20,466,409
Koninklijke KPN NV
8.00%, 10/01/10[a]	12,800,000	13,479,173
Motorola Inc.
8.00%, 11/01/11	4,500,000	4,725,000
Qwest Corp.
7.88%, 09/01/11	4,154,000	4,237,080
8.88%, 03/15/12	8,304,000	8,553,120
Rogers Wireless Inc.
9.63%, 05/01/11	3,463,000	3,774,670
SBC Communications Inc.
5.88%, 02/01/12	4,600,000	4,975,034
6.25%, 03/15/11	3,600,000	3,823,209
Telecom Italia Capital SA
6.20%, 07/18/11[a]	10,389,000	11,064,352
Telefonica Emisiones SAU
5.98%, 06/20/11	10,389,000	11,121,330
Telefonica Europe BV
7.75%, 09/15/10[a]	8,200,000	8,707,554
Telstra Corp. Ltd.
6.38%, 04/01/12[a]	1,050,000	1,067,309
TELUS Corp.
8.00%, 06/01/11[a]	9,676,000	10,479,902
Verizon Global Funding Corp.
7.25%, 12/01/10	7,250,000	7,700,280
Verizon Maryland Inc. Series A
6.13%, 03/01/12	4,000,000	4,241,648
Verizon New England Inc.
6.50%, 09/15/11	20,782,000	22,090,062
Verizon New Jersey Inc. Series A
5.88%, 01/17/12	4,000,000	4,254,539
Verizon New York Inc.
6.88%, 04/01/12[a]	2,750,000	2,957,682
Verizon Pennsylvania Inc.
5.65%, 11/15/11	2,700,000	2,834,801
Verizon Wireless Capital LLC
5.25%, 02/01/12[b]	6,000,000	6,301,214
Vodafone Group PLC
5.50%, 06/15/11[a]	5,820,000	6,177,894

		278,195,650

Security	Principal	Value
TRANSPORTATION – 0.75%
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12[a]	$3,200,000	$3,497,776
6.75%, 07/15/11	3,000,000	3,276,051
Canadian National Railway Co.
6.38%, 10/15/11	2,000,000	2,190,412
CSX Corp.
6.30%, 03/15/12	1,375,000	1,468,512
6.75%, 03/15/11[a]	3,800,000	4,037,383
Federal Express Corp.
9.65%, 06/15/12[a]	1,500,000	1,748,285
Norfolk Southern Corp.
6.75%, 02/15/11	1,250,000	1,335,075
Union Pacific Corp.
6.65%, 01/15/11	6,320,000	6,695,038

		24,248,532

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,854,264,334)		2,939,668,612

FOREIGN GOVERNMENT BONDS & NOTES[c] – 7.17%
Banque Centrale de Tunisie
7.38%, 04/25/12	2,500,000	2,715,625
Brazil (Federative Republic of)
9.25%, 10/22/10	6,624,000	7,203,600
11.00%, 01/11/12	6,000,000	7,200,000
Canada (Government of)
3.75%, 07/15/11	4,550,000	4,770,559
Canada Mortgage &
Housing Corp.
5.00%, 09/01/11[a]	6,500,000	6,969,555
Chile (Republic of)
7.13%, 01/11/12	3,000,000	3,349,290
Export Development Canada
2.63%, 03/15/11	5,000,000	5,134,874
2.63%, 11/15/11	16,196,000	16,656,936
Hydro-Quebec
6.30%, 05/11/11	4,389,000	4,752,247
Italy (Republic of)
3.50%, 07/15/11[a]	11,775,000	12,240,243
5.63%, 06/15/12[a]	17,750,000	19,483,011
6.00%, 02/22/11[a]	10,800,000	11,570,960

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Japan (Government of)
4.75%, 05/25/11	$4,000,000	$4,212,760
Japan Finance Corp.
2.00%, 06/24/11[a]	14,400,000	14,597,170
Japan Finance Organization for Municipal Enterprises
5.88%, 03/14/11[a]	5,700,000	6,105,280
Malaysia (Government of)
7.50%, 07/15/11	8,353,000	9,188,167
Manitoba (Province of)
5.00%, 02/15/12	3,300,000	3,428,680
Nova Scotia (Province of)
5.75%, 02/27/12[a]	4,250,000	4,530,138
Ontario (Province of)
2.63%, 01/20/12	6,928,000	7,097,197
2.75%, 02/22/11	21,701,000	22,287,361
3.13%, 09/08/10	2,250,000	2,306,862
4.95%, 06/01/12[a]	8,850,000	9,575,438
5.00%, 10/18/11[a]	2,700,000	2,908,650
5.13%, 07/17/12[a]	3,500,000	3,822,481
Peru (Republic of)
9.13%, 02/21/12	2,750,000	3,162,500
Poland (Republic of)
6.25%, 07/03/12[a]	6,500,000	6,955,749
Quebec (Province of)
6.13%, 01/22/11[a]	9,003,000	9,619,986
South Africa (Republic of)
7.38%, 04/25/12	4,250,000	4,632,500
United Mexican States
7.50%, 01/14/12	2,750,000	3,055,250
8.38%, 01/14/11	10,940,000	11,935,540

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $228,091,671)		231,468,609

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.23%

MONEY MARKET FUNDS – 5.23%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.26%[d,e,f]	119,332,041	$119,332,041
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.21% [d,e,f]	16,833,665	16,833,665
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08% [d,e]	32,795,031	32,795,031

		168,960,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $168,960,737)		168,960,737

TOTAL INVESTMENTS IN SECURITIES – 103.44%
(Cost: $3,251,316,742)		3,340,097,958

Other Assets, Less Liabilities – (3.44)%		(111,143,713)

NET ASSETS – 100.00%		$3,228,954,245

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 91.68%

ADVERTISING – 0.06%
Omnicom Group Inc.
6.25%, 07/15/19	$1,000,000	$1,048,414

		1,048,414

AEROSPACE & DEFENSE – 0.80%
Boeing Co. (The)
6.00%, 03/15/19	2,550,000	2,812,097
General Dynamics Corp.
4.25%, 05/15/13	2,500,000	2,618,427
5.25%, 02/01/14	1,174,000	1,277,830
Northrop Grumman Corp.
3.70%, 08/01/14	1,000,000	1,013,834
Raytheon Co.
4.85%, 01/15/11	2,000,000	2,084,156
United Technologies Corp.
4.88%, 05/01/15[a]	1,200,000	1,291,014
6.13%, 02/01/19	1,711,000	1,921,999

		13,019,357

AGRICULTURE – 0.89%
Altria Group Inc.
8.50%, 11/10/13	2,750,000	3,177,974
9.25%, 08/06/19	1,500,000	1,816,303
9.70%, 11/10/18	2,555,000	3,123,025
Bunge Limited Finance Corp.
5.35%, 04/15/14	1,000,000	1,008,413
8.50%, 06/15/19	400,000	455,544
Philip Morris International Inc.
5.65%, 05/16/18	3,333,000	3,543,885
Reynolds American Inc.
6.75%, 06/15/17	1,322,000	1,322,000

		14,447,144

AIRLINES – 0.05%
Southwest Airlines Co.
5.75%, 12/15/16	800,000	760,923

		760,923

AUTO MANUFACTURERS – 0.32%
Daimler Finance North America LLC
5.88%, 03/15/11	500,000	518,125
7.75%, 01/18/11	1,000,000	1,057,500

Security	Principal	Value
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	$3,333,000	$3,541,312

		5,116,937

AUTO PARTS & EQUIPMENT – 0.14%
Johnson Controls Inc.
5.50%, 01/15/16[a]	2,200,000	2,211,211

		2,211,211

BANKS – 13.71%
American Express Bank FSB
5.55%, 10/17/12	5,004,000	5,218,093
Banco Santander Central Hispano Issuances Ltd.
7.63%, 09/14/10	4,250,000	4,460,938
Bank of America Corp.
4.88%, 01/15/13	11,720,000	11,858,549
5.65%, 05/01/18	6,475,000	6,279,177
5.75%, 12/01/17	5,500,000	5,374,979
7.38%, 05/15/14	2,800,000	3,076,494
7.40%, 01/15/11	3,000,000	3,160,120
7.63%, 06/01/19	1,750,000	1,929,774
Bank of America Corp. (FDIC Guaranteed)
5.49%, 03/15/19	2,250,000	2,008,696
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	3,333,000	3,592,970
5.45%, 05/15/19	1,500,000	1,616,687
BB&T Corp.
5.20%, 12/23/15	1,137,000	1,118,739
5.70%, 04/30/14	2,700,000	2,888,442
China Development Bank
5.00%, 10/15/15	1,000,000	1,073,980
Comerica Bank
5.20%, 08/22/17	2,700,000	2,274,161
Credit Suisse New York
3.45%, 07/02/12	800,000	814,557
5.00%, 05/15/13	2,750,000	2,883,112
5.30%, 08/13/19	1,500,000	1,516,941
Deutsche Bank AG London
5.38%, 10/12/12	1,600,000	1,723,114
6.00%, 09/01/17	5,004,000	5,329,584

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Export-Import Bank of Korea (The)
5.50%, 10/17/12	$900,000	$933,750
8.13%, 01/21/14	3,150,000	3,539,245
Fifth Third Bancorp
6.25%, 05/01/13	1,500,000	1,530,000
Fifth Third Capital Trust IV
6.50%, 04/15/17	500,000	300,000
HSBC Holdings PLC
5.25%, 12/12/12	1,711,000	1,804,177
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	6,341,000	6,713,537
KeyBank N.A.
5.45%, 03/03/16	1,536,000	1,365,072
5.70%, 08/15/12	1,350,000	1,350,000
KfW
2.00%, 01/17/12	5,500,000	5,570,165
3.25%, 02/15/11	14,000,000	14,477,299
3.50%, 03/10/14	9,350,000	9,707,962
4.50%, 07/16/18	6,047,000	6,406,454
4.63%, 01/20/11	5,000,000	5,260,466
4.88%, 01/17/17	2,400,000	2,611,757
4.88%, 06/17/19	3,000,000	3,252,891
Landeskreditbank Baden- Wuerttemberg - Foerderbank
4.88%, 01/13/12[a]	2,200,000	2,347,138
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	6,010,000	6,361,886
Manufacturers and Traders Trust Co.
6.63%, 12/04/17	1,000,000	1,001,243
Marshall & Ilsley Corp.
5.35%, 04/01/11[a]	2,000,000	1,966,319
Mellon Funding Corp.
6.40%, 05/14/11	2,700,000	2,898,647
National City Corp.
4.90%, 01/15/15	1,322,000	1,334,876
Northern Trust Corp.
4.63%, 05/01/14	1,000,000	1,052,777

Security	Principal	Value
Oesterreichische
Kontrollbank AG
2.88%, 03/15/11	$2,750,000	$2,826,970
3.13%, 10/14/11	2,750,000	2,842,862
4.75%, 10/16/12	3,333,000	3,587,401
5.00%, 04/25/17	1,800,000	1,913,022
PNC Funding Corp.
5.25%, 11/15/15	3,837,000	3,746,857
5.40%, 06/10/14	1,200,000	1,262,078
Regions Bank
7.50%, 05/15/18	1,000,000	916,033
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	3,333,000	2,932,983
State Street Corp.
4.30%, 05/30/14	1,500,000	1,565,897
SunTrust Bank
6.00%, 09/11/17	750,000	702,190
6.38%, 04/01/11	1,711,000	1,766,500
UBS AG Stamford
5.88%, 12/20/17	5,033,000	4,990,803
UBS Preferred Funding Trust I
8.62%, 10/01/10	2,000,000	1,720,000
US Bank N.A.
4.80%, 04/15/15	3,692,000	3,782,580
6.38%, 08/01/11	1,250,000	1,347,827
Wachovia Bank N.A./
Wells Fargo & Co.
4.88%, 02/01/15	6,692,000	6,718,069
Wachovia Capital Trust III
5.80%, 03/15/11	1,400,000	882,000
Wachovia Corp.
5.63%, 10/15/16	2,750,000	2,729,447
5.75%, 02/01/18[a]	1,900,000	1,983,158
Wachovia Corp./
Wells Fargo & Co.
5.25%, 08/01/14	2,750,000	2,834,866
5.30%, 10/15/11	3,333,000	3,515,255
5.50%, 05/01/13	2,400,000	2,538,990
Wells Fargo & Co.
4.88%, 01/12/11	8,897,000	9,247,548
5.63%, 12/11/17	3,897,000	4,072,722

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Wells Fargo Capital XV
9.75%, 09/26/13	$1,500,000	$1,485,000
Westpac Banking Corp.
4.20%, 02/27/15	1,000,000	1,005,274

		222,901,100

BEVERAGES – 1.75%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	2,670,000	2,741,300
Bottling Group LLC
5.50%, 04/01/16	1,322,000	1,423,597
6.95%, 03/15/14	2,500,000	2,928,632
Coca-Cola Co. (The)
5.35%, 11/15/17	2,500,000	2,706,110
Coca-Cola Enterprises Inc.
7.38%, 03/03/14	3,400,000	3,992,502
Diageo Capital PLC
7.38%, 01/15/14	2,750,000	3,185,441
Diageo Finance BV
5.30%, 10/28/15	3,333,000	3,529,365
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	1,500,000	1,672,868
PepsiAmericas Inc.
4.38%, 02/15/14	1,000,000	1,040,333
PepsiCo Inc.
4.65%, 02/15/13	3,333,000	3,535,646
7.90%, 11/01/18	1,322,000	1,661,778

		28,417,572

BIOTECHNOLOGY – 0.18%
Amgen Inc.
4.85%, 11/18/14	1,000,000	1,089,056
5.70%, 02/01/19	1,711,000	1,880,476

		2,969,532

BUILDING MATERIALS – 0.28%
CRH America Inc.
5.30%, 10/15/13	1,666,000	1,649,340
6.00%, 09/30/16	2,200,000	2,134,000
Lafarge SA
6.15%, 07/15/11	750,000	772,500

		4,555,840

Security	Principal	Value
CHEMICALS – 1.18%
Dow Chemical Co. (The)
5.70%, 05/15/18	$1,000,000	$928,306
5.90%, 02/15/15	750,000	750,237
6.00%, 10/01/12	1,322,000	1,387,078
7.60%, 05/15/14	900,000	967,996
8.55%, 05/15/19	1,750,000	1,899,508
E.I. du Pont de Nemours and Co.
5.00%, 01/15/13	1,666,000	1,783,571
5.88%, 01/15/14	3,400,000	3,711,379
Lubrizol Corp.
8.88%, 02/01/19	1,076,000	1,321,936
Potash Corp. of Saskatchewan Inc.
5.25%, 05/15/14	2,750,000	2,915,068
PPG Industries Inc.
6.65%, 03/15/18	584,000	635,350
Praxair Inc.
5.25%, 11/15/14	1,666,000	1,825,006
Rohm and Haas Co.
6.00%, 09/15/17	1,076,000	1,029,529

		19,154,964

COMMERCIAL SERVICES – 0.54%
Block Financial LLC
5.13%, 10/30/14	1,000,000	988,044
Duke University
4.20%, 04/01/14	1,554,000	1,613,533
McKesson Corp.
5.70%, 03/01/17	1,617,000	1,691,896
Princeton University Series A
4.95%, 03/01/19	500,000	523,020
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	1,617,000	1,439,130
Stanford University
4.75%, 05/01/19	318,000	327,854
Vanderbilt University
5.25%, 04/01/19	750,000	799,181
Western Union Co.
5.40%, 11/17/11	1,322,000	1,411,811

		8,794,469

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
COMPUTERS – 1.32%
Computer Sciences Corp.
6.50%, 03/15/18	$1,000,000	$1,077,755
Dell Inc.
4.70%, 04/15/13	2,500,000	2,576,084
5.88%, 06/15/19[a]	500,000	525,469
Hewlett-Packard Co.
4.50%, 03/01/13	2,750,000	2,905,620
6.13%, 03/01/14	5,388,000	6,036,048
International Business Machines Corp.
4.75%, 11/29/12	3,333,000	3,597,919
6.50%, 10/15/13	1,000,000	1,143,415
7.63%, 10/15/18	2,990,000	3,656,671

		21,518,981

COSMETICS & PERSONAL CARE – 0.35%
Avon Products Inc.
5.63%, 03/01/14	1,000,000	1,083,798
Procter & Gamble Co. (The)
3.50%, 02/15/15	2,200,000	2,244,760
4.60%, 01/15/14[a]	1,174,000	1,250,811
4.70%, 02/15/19	1,000,000	1,042,389

		5,621,758

DIVERSIFIED FINANCIAL SERVICES – 19.72%
American Express Co.
4.88%, 07/15/13	1,666,000	1,694,306
6.80%, 09/01/16	1,322,000	978,280
7.00%, 03/19/18	1,800,000	1,893,994
7.25%, 05/20/14	1,000,000	1,102,635
8.13%, 05/20/19	3,200,000	3,618,419
American Express Credit Corp.
5.00%, 12/02/10	900,000	922,127
Ameriprise Financial Inc.
5.65%, 11/15/15	1,200,000	1,169,121
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	3,333,000	3,573,753
6.95%, 08/10/12	4,000,000	4,462,249
7.25%, 02/01/18	1,666,000	1,902,040
Boeing Capital Corp.
6.10%, 03/01/11	2,325,000	2,476,513

Security	Principal	Value
BP Capital Markets PLC
1.55%, 08/11/11	$500,000	$501,890
5.25%, 11/07/13	6,012,000	6,566,632
Capital One Bank USA N.A.
8.80%, 07/15/19	1,000,000	1,078,171
Capital One Financial Corp.
5.70%, 09/15/11	2,633,000	2,720,682
6.75%, 09/15/17	2,000,000	2,018,022
Caterpillar Financial Services Corp.
6.13%, 02/17/14	3,850,000	4,240,339
Citigroup Inc.
5.00%, 09/15/14	1,510,000	1,381,059
5.50%, 04/11/13	14,656,000	14,635,316
5.63%, 08/27/12	1,200,000	1,183,751
6.13%, 11/21/17	6,010,000	5,665,643
6.13%, 05/15/18	2,200,000	2,068,557
6.38%, 08/12/14	1,750,000	1,774,551
6.50%, 01/18/11	4,500,000	4,626,039
6.50%, 08/19/13	2,500,000	2,575,255
8.50%, 05/22/19	2,750,000	3,005,885
CME Group Inc.
5.75%, 02/15/14	1,800,000	1,966,360
Countrywide Financial Corp.
5.80%, 06/07/12	1,985,000	2,066,881
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17	1,617,000	1,131,900
Credit Suisse (USA) Inc.
5.38%, 03/02/16[a]	5,004,000	5,134,125
6.13%, 11/15/11	4,500,000	4,849,510
6.50%, 01/15/12	3,300,000	3,564,209
Credit Suisse First Boston USA Inc.
5.13%, 08/15/15	2,750,000	2,891,381
Eksportfinans A/S
5.00%, 02/14/12	2,000,000	2,131,705
5.50%, 06/26/17	1,000,000	1,057,627
General Electric Capital Corp.
5.00%, 11/15/11	2,000,000	2,109,561
5.00%, 01/08/16	10,035,000	9,951,996
5.25%, 10/19/12	9,616,000	10,132,114
5.63%, 05/01/18	2,800,000	2,775,541
5.88%, 02/15/12	4,500,000	4,779,032

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
5.90%, 05/13/14	$2,400,000	$2,573,095
6.00%, 08/07/19	1,400,000	1,399,607
6.13%, 02/22/11	6,450,000	6,841,351
6.38%, 11/15/67	1,500,000	1,230,000
General Electric Capital Corp. Series A
5.45%, 01/15/13	2,750,000	2,894,237
Genworth Global Funding Trusts
5.13%, 03/15/11	1,800,000	1,816,983
Goldman Sachs Capital Trust II
5.79%, 06/01/12	1,000,000	700,000
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	6,692,000	6,952,646
5.25%, 10/15/13	2,800,000	2,965,318
5.35%, 01/15/16	2,250,000	2,322,960
5.45%, 11/01/12	750,000	805,615
5.63%, 01/15/17	2,000,000	1,996,501
5.95%, 01/18/18	2,750,000	2,868,923
6.15%, 04/01/18	8,706,000	9,177,986
6.60%, 01/15/12	3,250,000	3,537,089
6.88%, 01/15/11	4,316,000	4,585,165
HSBC Finance Capital Trust IX
5.91%, 11/30/15	1,100,000	759,000
HSBC Finance Corp.
5.25%, 01/14/11	2,700,000	2,768,644
5.50%, 01/19/16[a]	4,035,000	4,077,292
6.38%, 10/15/11	3,500,000	3,690,525
6.75%, 05/15/11	3,850,000	4,062,872
International Lease
Finance Corp.
6.38%, 03/25/13	4,683,000	3,559,080
Jefferies Group Inc.
5.50%, 03/15/16	900,000	812,438
8.50%, 07/15/19	325,000	338,043
John Deere Capital Corp.
7.00%, 03/15/12	7,713,000	8,566,144
JPMorgan Chase & Co.
5.15%, 10/01/15	3,600,000	3,722,583
5.60%, 06/01/11	2,750,000	2,925,102
5.75%, 01/02/13	10,392,000	11,073,866
6.00%, 01/15/18	2,800,000	2,998,718
6.30%, 04/23/19	1,750,000	1,921,832
6.75%, 02/01/11	1,600,000	1,704,849

Security	Principal	Value
Lazard Group LLC
6.85%, 06/15/17	$1,650,000	$1,605,934
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	6,692,000	6,750,826
6.05%, 08/15/12	4,500,000	4,725,537
6.05%, 05/16/16	3,300,000	3,133,488
6.88%, 04/25/18	4,338,000	4,428,591
Morgan Stanley
4.75%, 04/01/14	5,343,000	5,258,289
5.30%, 03/01/13	4,250,000	4,422,923
5.75%, 10/18/16	2,325,000	2,372,035
5.95%, 12/28/17	1,500,000	1,529,109
6.00%, 05/13/14	1,000,000	1,065,373
6.00%, 04/28/15	2,800,000	2,921,856
6.60%, 04/01/12	1,137,000	1,228,342
6.63%, 04/01/18	4,333,000	4,585,823
6.75%, 04/15/11	5,283,000	5,617,356
7.30%, 05/13/19	2,100,000	2,330,424
Morgan Stanley Series F
5.55%, 04/27/17	2,000,000	1,999,454
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	1,024,000	921,600
National Rural Utilities
Cooperative Finance Corp.
7.25%, 03/01/12[a]	3,333,000	3,673,657
10.38%, 11/01/18	1,500,000	1,932,298
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	1,200,000	1,272,000
6.50%, 07/15/18	5,343,000	5,717,010
SLM Corp.
5.00%, 10/01/13	2,990,000	2,212,600
5.13%, 08/27/12	750,000	592,500
5.45%, 04/25/11	1,650,000	1,468,500
8.45%, 06/15/18	916,000	688,497
Svensk Exportkredit AB
4.50%, 09/27/10	2,504,000	2,595,426
5.13%, 03/01/17	1,000,000	1,054,682
UFJ Finance Aruba AEC
6.75%, 07/15/13	4,250,000	4,590,000
Wells Fargo Capital XIII Series G
7.70%, 03/26/13[b]	2,200,000	1,892,000

		320,611,765

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
ELECTRIC – 5.81%
Alabama Power Co.
4.85%, 12/15/12[a]	$3,750,000	$3,980,404
AmerenEnergy Generating Co.
7.00%, 04/15/18	500,000	503,054
Arizona Public Service Co.
5.80%, 06/30/14	2,250,000	2,312,469
CenterPoint Energy Houston
Electric LLC
5.75%, 01/15/14	1,000,000	1,041,337
7.00%, 03/01/14	584,000	635,653
Cleveland Electric Illuminating
Co. (The) Series D
7.88%, 11/01/17	1,200,000	1,420,161
Consolidated Edison Co. of
New York Inc.
5.50%, 09/15/16	2,200,000	2,331,004
7.13%, 12/01/18	1,174,000	1,385,167
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333,000	3,155,162
Consumers Energy Co.
6.13%, 03/15/19	750,000	825,140
Dominion Resources Inc.
5.15%, 07/15/15	3,998,000	4,206,045
5.70%, 09/17/12	500,000	540,850
DTE Energy Co.
7.05%, 06/01/11	1,174,000	1,226,099
Duke Capital LLC
6.25%, 02/15/13	3,333,000	3,562,547
Duke Energy Corp.
6.25%, 01/15/12	1,322,000	1,404,708
7.00%, 11/15/18	2,330,000	2,764,273
Exelon Corp.
4.90%, 06/15/15	3,333,000	3,376,048
Exelon Generation Co. LLC
5.35%, 01/15/14	3,333,000	3,499,188
FirstEnergy Corp.
6.45%, 11/15/11	4,774,000	4,943,413
Florida Power Corp.
5.65%, 06/15/18	3,033,000	3,329,117
FPL Group Capital Inc.
6.65%, 06/15/17	768,000	668,160
7.88%, 12/15/15	1,174,000	1,402,895

Security	Principal	Value
Illinois Power Co.
6.13%, 11/15/17	$2,000,000	$2,081,045
Kansas City Power & Light Co.
7.15%, 04/01/19	1,800,000	2,032,691
MidAmerican Energy
Holdings Co.
5.75%, 04/01/18	3,333,000	3,552,712
National Grid PLC
6.30%, 08/01/16	3,333,000	3,603,160
Nevada Power Co.
6.50%, 08/01/18	1,250,000	1,364,417
7.13%, 03/15/19	1,000,000	1,134,986
Nisource Finance Corp.
10.75%, 03/15/16	3,400,000	3,927,000
Oncor Electric Delivery Co.
6.38%, 05/01/12	500,000	542,546
Pacific Gas and Electric Co.
4.80%, 03/01/14	6,692,000	7,110,996
PPL Energy Supply LLC
6.20%, 05/15/16	273,000	286,640
6.30%, 07/15/13	2,250,000	2,401,232
PSEG Power LLC
5.50%, 12/01/15	2,200,000	2,330,441
6.95%, 06/01/12[a]	584,000	617,821
Public Service Co. of Colorado
7.88%, 10/01/12	2,000,000	2,318,500
Southern California Edison Co.
5.75%, 03/15/14	1,275,000	1,372,690
Southwestern Electric
Power Co.
6.45%, 01/15/19	1,174,000	1,263,363
Southwestern Electric Power
Co. Series F
5.88%, 03/01/18	2,500,000	2,596,817
Southwestern Public Service
Co. Series G
8.75%, 12/01/18	1,125,000	1,414,882
TXU Electric Delivery Co.
6.38%, 01/15/15	1,322,000	1,466,184
Union Electric Co.
6.70%, 02/01/19	1,000,000	1,102,440

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Virginia Electric and Power Co.
5.10%, 11/30/12[a]	$2,250,000	$2,411,107
Wisconsin Electric Power Co.
6.00%, 04/01/14	1,000,000	1,098,691

		94,543,255

ELECTRICAL COMPONENTS & EQUIPMENT – 0.21%
Emerson Electric Co.
4.13%, 04/15/15	2,700,000	2,800,497
5.25%, 10/15/18	584,000	620,798

		3,421,295

ELECTRONICS – 0.15%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	2,325,000	2,452,566

		2,452,566

ENVIRONMENTAL CONTROL – 0.34%
Allied Waste North America Inc.
6.88%, 06/01/17	584,000	610,280
7.25%, 03/15/15	689,000	716,560
Allied Waste North America Inc. Series B
5.75%, 02/15/11	2,750,000	2,860,000
Waste Management Inc.
6.10%, 03/15/18	1,334,000	1,396,885

		5,583,725

FOOD – 1.85%
Campbell Soup Co.
3.38%, 08/15/14	2,000,000	2,034,938
ConAgra Foods Inc.
5.88%, 04/15/14	2,700,000	2,936,310
General Mills Inc.
5.65%, 02/15/19	2,048,000	2,202,698
6.00%, 02/15/12	1,322,000	1,435,561
H.J. Heinz Co.
5.35%, 07/15/13	1,000,000	1,059,282
Kellogg Co.
6.60%, 04/01/11	3,150,000	3,385,827
Kraft Foods Inc.
6.00%, 02/11/13	4,683,000	5,108,670
6.13%, 02/01/18	1,076,000	1,173,473
6.13%, 08/23/18	1,500,000	1,643,211
6.50%, 08/11/17	1,000,000	1,117,941

Security	Principal	Value
Kroger Co. (The)
6.40%, 08/15/17	$1,250,000	$1,380,662
6.80%, 04/01/11	1,243,000	1,330,814
Safeway Inc.
5.80%, 08/15/12	1,048,000	1,129,544
6.50%, 03/01/11	1,000,000	1,058,040
Sara Lee Corp.
6.25%, 09/15/11	979,000	1,051,882
Unilever Capital Corp.
3.65%, 02/15/14	1,000,000	1,027,261
7.13%, 11/01/10	979,000	1,046,190

		30,122,304

FOREST PRODUCTS & PAPER – 0.35%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19[a,b]	325,000	347,090
International Paper Co.
7.40%, 06/15/14	1,076,000	1,184,579
7.95%, 06/15/18	1,174,000	1,234,070
9.38%, 05/15/19	1,000,000	1,123,524
Weyerhaeuser Co.
6.75%, 03/15/12	1,666,000	1,717,559

		5,606,822

GAS – 0.32%
AGL Capital Corp.
5.25%, 08/15/19	350,000	352,058
Atmos Energy Corp.
7.38%, 05/15/11	2,250,000	2,387,877
Sempra Energy
6.15%, 06/15/18	2,284,000	2,451,443

		5,191,378

HEALTH CARE - PRODUCTS – 0.85%
Baxter International Inc.
5.90%, 09/01/16	2,700,000	2,983,971
CareFusion Corp.
5.13%, 08/01/14[b]	2,000,000	2,055,198
6.38%, 08/01/19[b]	500,000	532,928
Covidien International Finance SA
6.00%, 10/15/17	1,000,000	1,097,264
Hospira Inc.
6.05%, 03/30/17	2,200,000	2,301,362

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Johnson & Johnson
5.15%, 08/15/12	$2,325,000	$2,542,747
Medtronic Inc.
4.50%, 03/15/14	2,200,000	2,339,838

		13,853,308

HEALTH CARE - SERVICES – 0.88%
Aetna Inc.
6.00%, 06/15/16	1,800,000	1,860,212
CIGNA Corp.
8.50%, 05/01/19	1,650,000	1,833,395
Coventry Health Care Inc.
5.95%, 03/15/17	900,000	792,000
Humana Inc.
7.20%, 06/15/18	1,000,000	961,371
UnitedHealth Group Inc.
4.88%, 03/15/15	1,322,000	1,340,111
5.50%, 11/15/12	1,000,000	1,060,799
6.00%, 02/15/18	2,100,000	2,127,253
WellPoint Inc.
5.00%, 01/15/11	1,333,000	1,368,855
5.25%, 01/15/16	2,000,000	2,015,687
6.00%, 02/15/14	900,000	957,979

		14,317,662

HOME BUILDERS – 0.06%
Toll Brothers Inc.
5.95%, 09/15/13[a]	1,000,000	981,250

		981,250

HOME FURNISHINGS – 0.12%
Whirlpool Corp.
8.60%, 05/01/14[a]	1,800,000	1,984,615

		1,984,615

HOUSEHOLD PRODUCTS & WARES – 0.42%
Clorox Co.
5.45%, 10/15/12	1,000,000	1,077,815
Fortune Brands Inc.
5.13%, 01/15/11	3,333,000	3,394,387
Kimberly-Clark Corp.
5.00%, 08/15/13	1,000,000	1,064,771
6.13%, 08/01/17[a]	1,137,000	1,282,819

		6,819,792

Security	Principal	Value
HOUSEWARES – 0.12%
Newell Rubbermaid Inc.
5.50%, 04/15/13	$2,000,000	$2,019,997

		2,019,997

INSURANCE – 3.31%
ACE INA Holdings Inc.
5.88%, 06/15/14	1,000,000	1,083,557
5.90%, 06/15/19	750,000	804,487
Aegon NV
4.75%, 06/01/13	3,000,000	2,790,520
Aflac Inc.
8.50%, 05/15/19	500,000	584,733
Allstate Corp. (The)
5.00%, 08/15/14	1,666,000	1,729,441
7.45%, 05/16/19	750,000	870,867
American International Group Inc.
4.70%, 10/01/10[a]	4,000,000	3,760,000
5.60%, 10/18/16	5,689,000	3,726,295
8.25%, 08/15/18	1,600,000	1,256,000
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12[b]	3,400,000	3,552,610
4.85%, 01/15/15	2,670,000	2,893,775
Chubb Corp.
5.75%, 05/15/18	1,000,000	1,081,425
CNA Financial Corp.
5.85%, 12/15/14	1,650,000	1,489,857
Genworth Financial Inc.
6.52%, 05/22/18	1,000,000	710,000
Hartford Financial Services Group Inc.
6.30%, 03/15/18	1,137,000	1,041,787
ING Capital Funding Trust III
8.44%, 12/31/10	2,273,000	1,318,340
Lincoln National Corp.
8.75%, 07/01/19	1,650,000	1,845,822
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	3,333,000	3,380,659

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
MetLife Inc.
5.00%, 06/15/15	$3,333,000	$3,452,673
7.72%, 02/15/19	1,650,000	1,929,724
Principal Life Income Fundings Trust
5.30%, 04/24/13	2,353,000	2,345,773
Progressive Corp. (The)
6.70%, 06/15/37	1,000,000	800,000
Protective Life Secured Trust
4.00%, 04/01/11	1,650,000	1,637,916
Prudential Financial Inc.
4.50%, 07/15/13	1,800,000	1,775,311
5.10%, 12/14/11	985,000	1,008,771
7.38%, 06/15/19	1,000,000	1,081,055
8.88%, 06/15/18	1,000,000	940,000
Torchmark Corp.
9.25%, 06/15/19	325,000	348,682
Travelers Companies Inc. (The)
5.80%, 05/15/18	2,937,000	3,186,578
Willis North America Inc.
6.20%, 03/28/17	485,000	451,591
XL Capital Ltd. Series E
6.50%, 04/15/17	1,617,000	954,030

		53,832,279

IRON & STEEL – 0.49%
Allegheny Technologies Inc.
9.38%, 06/01/19	400,000	440,000
ArcelorMittal
5.38%, 06/01/13	1,000,000	995,000
6.13%, 06/01/18	1,617,000	1,540,192
9.85%, 06/01/19	1,000,000	1,132,500
ArcelorMittal USA Inc.
6.50%, 04/15/14	1,000,000	1,000,000
Nucor Corp.
5.75%, 12/01/17	2,700,000	2,916,128

		8,023,820

LODGING – 0.06%
Marriott International Inc. Series J
5.63%, 02/15/13	979,000	976,948

		976,948

Security	Principal	Value
MACHINERY – 0.32%
Caterpillar Inc.
5.70%, 08/15/16	$5,004,000	$5,266,595

		5,266,595

MANUFACTURING – 1.46%
Danaher Corp.
5.40%, 03/01/19	500,000	534,353
5.63%, 01/15/18	2,000,000	2,154,953
Eaton Corp.
5.60%, 05/15/18	1,750,000	1,810,362
General Electric Co.
5.00%, 02/01/13	2,670,000	2,816,191
5.25%, 12/06/17	1,500,000	1,519,630
Honeywell International Inc.
5.00%, 02/15/19	3,250,000	3,398,650
5.30%, 03/01/18	878,000	933,336
Illinois Tool Works Inc.
5.15%, 04/01/14[b]	2,700,000	2,899,877
Ingersoll-Rand Global Holding
Co. Ltd.
6.00%, 08/15/13	1,000,000	1,032,145
ITT Corp.
4.90%, 05/01/14	2,200,000	2,270,017
3M Co. Series E
4.38%, 08/15/13	2,000,000	2,150,411
Tyco Electronics Group SA
6.55%, 10/01/17	1,000,000	990,000
Tyco International Finance SA
8.50%, 01/15/19	1,000,000	1,192,748

		23,702,673

MEDIA – 3.33%
CBS Corp.
8.20%, 05/15/14	2,200,000	2,365,000
Comcast Cable
Communications
Holdings Inc.
8.38%, 03/15/13	6,692,000	7,749,144
Comcast Corp.
5.70%, 05/15/18	1,800,000	1,893,992
6.50%, 01/15/17	2,500,000	2,736,242

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
COX Communications Inc.
5.45%, 12/15/14	$584,000	$622,203
7.13%, 10/01/12	2,125,000	2,349,696
DIRECTV Holdings LLC/ DIRECTV Financing Co.
6.38%, 06/15/15	700,000	708,750
7.63%, 05/15/16	1,000,000	1,052,500
8.38%, 03/15/13	650,000	666,250
Historic TW Inc.
6.88%, 06/15/18	1,000,000	1,087,215
9.13%, 01/15/13	1,000,000	1,160,386
News America Inc.
5.30%, 12/15/14[a]	3,333,000	3,555,230
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,700,000	2,070,435
Thomson Reuters Corp.
5.95%, 07/15/13	1,536,000	1,668,685
6.50%, 07/15/18	2,200,000	2,441,790
Time Warner Cable Inc.
5.40%, 07/02/12	3,322,000	3,539,190
5.85%, 05/01/17	1,322,000	1,375,392
6.75%, 07/01/18	2,218,000	2,441,807
8.25%, 02/14/14	2,200,000	2,549,492
8.25%, 04/01/19	1,000,000	1,194,141
Time Warner Inc.
6.88%, 05/01/12	3,333,000	3,650,013
Viacom Inc.
6.25%, 04/30/16	1,666,000	1,763,017
6.63%, 05/15/11	963,000	996,705
Walt Disney Co. (The)
5.50%, 03/15/19	800,000	861,276
6.38%, 03/01/12	3,333,000	3,675,918

		54,174,469

MINING – 1.08%
Alcoa Inc.
5.55%, 02/01/17	795,000	735,375
6.75%, 07/15/18	2,158,000	2,055,495
Barrick Gold Corp.
6.95%, 04/01/19	1,000,000	1,154,972
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	6,692,000	7,092,484

Security	Principal	Value
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	$3,333,000	$3,474,653
Vale Overseas Ltd.
6.25%, 01/23/17[a]	1,322,000	1,392,859
Vulcan Materials Co.
7.00%, 06/15/18	500,000	505,000
Xstrata Canada Corp.
8.38%, 02/15/11	1,000,000	1,070,000

		17,480,838

MULTI-NATIONAL – 6.46%
African Development Bank
1.88%, 01/23/12	2,700,000	2,721,678
Asian Development Bank
2.75%, 05/21/14	3,300,000	3,318,357
3.63%, 09/05/13	2,353,000	2,464,217
Asian Development Bank Series E
5.50%, 06/27/16	1,800,000	2,021,573
Asian Development Bank Series G
3.00%, 02/15/11	1,200,000	1,235,709
Corporacion Andina de Fomento
8.13%, 06/04/19	2,000,000	2,285,837
European Bank for Reconstruction and Development
1.25%, 06/10/11	3,000,000	3,013,812
European Investment Bank
2.63%, 05/16/11	3,300,000	3,391,279
3.25%, 02/15/11	3,677,000	3,806,153
3.25%, 10/14/11	5,000,000	5,213,789
4.63%, 09/15/10	5,000,000	5,210,844
4.63%, 05/15/14	20,092,000	21,855,897
4.88%, 01/17/17	2,000,000	2,177,820
5.13%, 05/30/17	500,000	551,030
European Investment Bank Series E
2.00%, 02/10/12	6,900,000	6,983,099
4.25%, 07/15/13	3,600,000	3,858,369

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Inter-American Development Bank
5.00%, 04/05/11	$2,000,000	$2,126,862
5.13%, 09/13/16[a]	6,692,000	7,382,822
International Bank for Reconstruction and Development
2.00%, 04/02/12	7,500,000	7,613,330
3.50%, 10/08/13	2,137,000	2,224,426
International Finance Corp. Series G
3.00%, 04/22/14	4,800,000	4,884,120
Korea Development Bank
8.00%, 01/23/14	4,250,000	4,755,070
Nordic Investment Bank
2.38%, 12/15/11	5,200,000	5,311,990
5.00%, 02/01/17	512,000	556,392

		104,964,475

OFFICE & BUSINESS EQUIPMENT – 0.54%
Pitney Bowes Inc.
5.00%, 03/15/15[a]	2,200,000	2,331,655
5.75%, 09/15/17	1,137,000	1,204,186
Xerox Corp.
6.35%, 05/15/18	1,750,000	1,767,500
6.88%, 08/15/11	3,264,000	3,469,618

		8,772,959

OIL & GAS – 4.63%
Anadarko Petroleum Corp.
5.95%, 09/15/16	3,333,000	3,458,202
Apache Corp.
5.25%, 04/15/13	1,322,000	1,419,021
Canadian Natural Resources Ltd.
5.70%, 05/15/17	3,284,000	3,445,697
Chevron Corp.
3.95%, 03/03/14	4,500,000	4,699,834
Conoco Funding Co.
6.35%, 10/15/11	5,192,000	5,683,619
ConocoPhillips
5.20%, 05/15/18	1,650,000	1,725,896
5.75%, 02/01/19	3,000,000	3,272,367

Security	Principal	Value
Devon Financing Corp. ULC
6.88%, 09/30/11	$1,666,000	$1,809,916
EnCana Holdings Finance Corp.
5.80%, 05/01/14	3,400,000	3,674,250
Enterprise Products Operating LP
5.60%, 10/15/14	3,998,000	4,124,704
EOG Resources Inc.
5.63%, 06/01/19	1,500,000	1,631,479
Hess Corp.
8.13%, 02/15/19	2,750,000	3,231,488
Husky Energy Inc.
5.90%, 06/15/14	2,200,000	2,363,212
Marathon Oil Corp.
5.90%, 03/15/18	2,137,000	2,208,812
Nabors Industries Inc.
9.25%, 01/15/19	2,250,000	2,626,632
Occidental Petroleum Corp.
7.00%, 11/01/13	2,200,000	2,524,332
Pemex Project Funding Master Trust
5.75%, 03/01/18	4,367,000	4,205,159
Petrobras International Finance Co.
5.88%, 03/01/18	1,762,000	1,787,866
7.88%, 03/15/19	2,700,000	3,044,250
Petro-Canada
6.05%, 05/15/18	1,000,000	1,033,836
Petroleos Mexicanos
8.00%, 05/03/19[b]	500,000	554,065
Shell International Finance BV
4.00%, 03/21/14	5,400,000	5,646,623
StatoilHydro ASA
3.88%, 04/15/14	2,700,000	2,784,506
Suncor Energy Inc.
6.10%, 06/01/18	750,000	778,047
Transocean Inc.
6.00%, 03/15/18	1,000,000	1,064,990
Valero Energy Corp.
6.13%, 06/15/17	657,000	653,793
9.38%, 03/15/19	1,000,000	1,155,432

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
XTO Energy Inc.
5.30%, 06/30/15	$1,200,000	$1,268,096
6.25%, 04/15/13[a]	1,666,000	1,806,249
6.50%, 12/15/18	1,500,000	1,653,331

		75,335,704

OIL & GAS SERVICES – 0.48%
Baker Hughes Inc.
7.50%, 11/15/18	2,700,000	3,192,186
Smith International Inc.
9.75%, 03/15/19[a]	1,250,000	1,505,354
Weatherford International Inc.
6.35%, 06/15/17	1,985,000	2,064,641
Weatherford International Ltd.
5.15%, 03/15/13[a]	1,000,000	1,031,198

		7,793,379

PHARMACEUTICALS – 3.40%
Abbott Laboratories
5.13%, 04/01/19	1,100,000	1,167,669
5.60%, 05/15/11	3,400,000	3,643,813
5.60%, 11/30/17[a]	1,666,000	1,826,669
AmerisourceBergen Corp.
5.88%, 09/15/15	795,000	814,562
AstraZeneca PLC
5.40%, 09/15/12	3,333,000	3,652,314
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,650,000	1,789,317
Cardinal Health Inc.
5.65%, 06/15/12	500,000	535,347
5.80%, 10/15/16	1,322,000	1,390,852
Eli Lilly and Co.
4.20%, 03/06/14	5,100,000	5,358,387
Express Scripts Inc.
6.25%, 06/15/14	2,000,000	2,185,835
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	1,200,000	1,280,661
5.65%, 05/15/18	3,333,000	3,638,153
Medco Health Solutions Inc.
7.13%, 03/15/18	1,700,000	1,916,658
Merck & Co. Inc.
1.88%, 06/30/11	1,400,000	1,409,881
4.75%, 03/01/15	600,000	648,396
5.00%, 06/30/19[a]	1,500,000	1,576,831

Security	Principal	Value
Novartis Capital Corp.
4.13%, 02/10/14	$2,200,000	$2,307,624
Novartis Securities Investment Ltd.
5.13%, 02/10/19	1,711,000	1,809,596
Pfizer Inc.
4.45%, 03/15/12	4,250,000	4,519,824
5.35%, 03/15/15	5,000,000	5,557,272
Schering-Plough Corp.
5.35%, 12/01/13	3,400,000	3,716,143
Wyeth
5.50%, 02/01/14	4,192,000	4,578,538

		55,324,342

PIPELINES – 1.27%
Buckeye Partners LP
5.50%, 08/15/19	500,000	509,467
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	1,000,000	1,054,918
Enbridge Energy Partners LP
9.88%, 03/01/19	875,000	1,088,740
Energy Transfer Partners LP
5.95%, 02/01/15	3,400,000	3,585,784
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,666,000	4,928,436
9.00%, 02/01/19	2,100,000	2,530,687
Plains All American Pipeline LP
8.75%, 05/01/19	2,200,000	2,620,146
Tennessee Gas Pipeline Co.
8.00%, 02/01/16	1,000,000	1,127,632
TransCanada PipeLines Ltd.
6.35%, 05/15/17	500,000	415,000
6.50%, 08/15/18	1,048,000	1,172,128
Williams Companies Inc. (The)
7.63%, 07/15/19	500,000	542,239
8.13%, 03/15/12	1,036,000	1,103,340

		20,678,517

REAL ESTATE – 0.26%
Duke Realty LP
5.95%, 02/15/17	1,000,000	885,000

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
ERP Operating LP
5.13%, 03/15/16	$1,666,000	$1,591,030
5.75%, 06/15/17	1,322,000	1,305,402
Liberty Property LP
7.25%, 03/15/11	404,000	420,160

		4,201,592

REAL ESTATE INVESTMENT TRUSTS – 0.98%
Boston Properties LP
6.25%, 01/15/13	2,273,000	2,342,836
Brandywine Operating
Partnership LP
6.00%, 04/01/16	1,000,000	860,000
HCP Inc.
6.70%, 01/30/18	1,076,000	1,000,680
Health Care Property
Investors Inc.
5.65%, 12/15/13	300,000	288,000
Hospitality Properties Trust
5.63%, 03/15/17	900,000	761,945
7.88%, 08/15/14	450,000	449,660
HRPT Properties Trust
6.25%, 06/15/17	1,000,000	850,000
Mack-Cali Realty Corp.
7.75%, 08/15/19	300,000	304,500
ProLogis
5.63%, 11/15/16	1,953,000	1,738,170
Simon Property Group LP
5.25%, 12/01/16	1,322,000	1,267,783
5.60%, 09/01/11	3,333,000	3,441,323
6.13%, 05/30/18	1,950,000	1,952,637
10.35%, 04/01/19	500,000	615,342

		15,872,876

RETAIL – 2.26%
AutoZone Inc.
6.50%, 01/15/14	1,174,000	1,271,420
Costco Wholesale Corp.
5.30%, 03/15/12	979,000	1,059,154
CVS Caremark Corp.
5.75%, 08/15/11	1,200,000	1,286,292
5.75%, 06/01/17	2,800,000	2,978,965

Security	Principal	Value
Home Depot Inc.
5.20%, 03/01/11	$1,000,000	$1,045,809
5.40%, 03/01/16	3,333,000	3,442,955
Lowe’s Companies Inc.
5.40%, 10/15/16	1,500,000	1,585,796
McDonald’s Corp.
5.35%, 03/01/18	2,284,000	2,435,974
Nordstrom Inc.
6.25%, 01/15/18	2,200,000	2,256,959
Staples Inc.
9.75%, 01/15/14	1,000,000	1,180,000
Target Corp.
5.88%, 03/01/12	3,333,000	3,622,802
6.00%, 01/15/18[a]	2,550,000	2,795,014
Tricon Global Restaurants Inc.
8.88%, 04/15/11	1,174,000	1,280,735
Walgreen Co.
4.88%, 08/01/13	1,000,000	1,061,491
5.25%, 01/15/19	584,000	626,251
Wal-Mart Stores Inc.
4.55%, 05/01/13	7,583,000	8,099,008
5.80%, 02/15/18	584,000	651,978

		36,680,603

SEMICONDUCTORS – 0.02%
Analog Devices Inc.
5.00%, 07/01/14	300,000	311,824

		311,824

SOFTWARE – 0.80%
Fiserv Inc.
6.13%, 11/20/12	2,000,000	2,159,844
Microsoft Corp.
2.95%, 06/01/14[a]	2,000,000	2,018,376
Oracle Corp.
3.75%, 07/08/14	1,200,000	1,243,536
4.95%, 04/15/13	1,000,000	1,082,810
5.00%, 07/08/19	1,000,000	1,047,244
5.25%, 01/15/16	5,004,000	5,395,399

		12,947,209

TELECOMMUNICATIONS – 6.59%
America Movil SA de CV
5.50%, 03/01/14	2,700,000	2,830,950

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
AT&T Inc.
4.95%, 01/15/13	$1,600,000	$1,705,041
5.50%, 02/01/18	5,264,000	5,496,773
5.80%, 02/15/19	2,700,000	2,881,415
AT&T Wireless Services Inc.
7.88%, 03/01/11	6,083,000	6,600,741
British Telecommunications PLC
5.95%, 01/15/18[a]	2,670,000	2,704,331
Cellco Partnership/ Verizon Wireless
3.75%, 05/20/11[b]	4,400,000	4,526,981
CenturyTel Inc.
7.88%, 08/15/12[a]	2,000,000	2,180,000
Cisco Systems Inc.
5.25%, 02/22/11	1,000,000	1,057,031
5.50%, 02/22/16	4,692,000	5,117,005
Deutsche Telekom International Finance AG
5.88%, 08/20/13	3,115,000	3,384,316
Embarq Corp.
7.08%, 06/01/16	3,333,000	3,466,320
France Telecom SA
5.38%, 07/08/19	1,000,000	1,056,470
7.75%, 03/01/11	3,333,000	3,620,922
Harris Corp.
6.38%, 06/15/19	300,000	320,729
Motorola Inc.
8.00%, 11/01/11	2,200,000	2,310,000
Qwest Corp.
6.50%, 06/01/17	1,000,000	920,000
8.88%, 03/15/12	1,985,000	2,044,550
Rogers Wireless Inc.
6.38%, 03/01/14	3,916,000	4,305,433
SBC Communications Inc.
5.88%, 02/01/12	6,692,000	7,237,593
Telecom Italia Capital SA
5.25%, 11/15/13	7,799,000	8,144,306
Telefonica Emisiones SAU
6.22%, 07/03/17	1,800,000	1,995,935
Telefonica Europe BV
7.75%, 09/15/10	3,333,000	3,539,302

Security	Principal	Value
Verizon Communications Inc.
6.10%, 04/15/18	$6,692,000	$7,273,784
8.75%, 11/01/18	1,174,000	1,484,220
Verizon Global Funding Corp.
7.25%, 12/01/10	3,000,000	3,186,323
Verizon New England Inc.
6.50%, 09/15/11	5,500,000	5,846,181
Verizon Wireless Capital LLC
5.55%, 02/01/14[b]	2,000,000	2,179,904
8.50%, 11/15/18[b]	2,470,000	3,132,096
Vodafone Group PLC
4.15%, 06/10/14[a]	3,000,000	3,099,389
5.75%, 03/15/16	3,333,000	3,556,353

		107,204,394

TRANSPORTATION – 1.17%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	1,666,000	1,787,460
Canadian National Railway Co.
5.55%, 03/01/19	2,550,000	2,754,500
CSX Corp.
6.75%, 03/15/11	1,833,000	1,947,506
7.38%, 02/01/19	1,500,000	1,740,024
Federal Express Corp.
9.65%, 06/15/12	300,000	349,657
Norfolk Southern Corp.
5.75%, 01/15/16[b]	2,200,000	2,337,850
Union Pacific Corp.
5.70%, 08/15/18	1,137,000	1,219,038
7.88%, 01/15/19	2,000,000	2,442,181
United Parcel Service Inc.
3.88%, 04/01/14	4,250,000	4,428,107

		19,006,323

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,404,996,962)		1,490,599,755

FOREIGN GOVERNMENT BONDS & NOTES[c] – 6.37%
Brazil (Federative Republic of)
5.88%, 01/15/19[a]	1,650,000	1,703,625
8.00%, 01/15/18	9,024,167	10,264,990

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Canada Mortgage & Housing Corp.
5.00%, 09/01/11	$3,150,000	$3,377,553
Chile (Republic of)
5.50%, 01/15/13	2,750,000	3,002,642
Export Development Canada
2.38%, 03/19/12	5,625,000	5,739,293
2.63%, 03/15/11	853,000	876,009
Hungary (Republic of)
4.75%, 02/03/15	1,000,000	945,020
Hydro-Quebec
6.30%, 05/11/11	2,700,000	2,923,460
Israel (State of)
5.13%, 03/26/19	2,000,000	1,995,718
Italy (Republic of)
3.50%, 07/15/11	1,800,000	1,871,120
4.50%, 01/21/15	12,226,000	12,903,174
Japan Finance Corp.
2.00%, 06/24/11	4,500,000	4,561,616
Japan Finance Organization for Municipal Enterprises
5.00%, 05/16/17	2,500,000	2,600,050
Korea (Republic of)
5.75%, 04/16/14	2,500,000	2,659,266
7.13%, 04/16/19	2,200,000	2,484,752
Malaysia (Government of)
7.50%, 07/15/11	1,000,000	1,099,984
Manitoba (Province of)
5.00%, 02/15/12	2,000,000	2,077,988
Nova Scotia (Province of)
5.13%, 01/26/17	750,000	791,126
Ontario (Province of)
2.63%, 01/20/12	11,311,000	11,587,239
4.10%, 06/16/14	800,000	841,254
4.95%, 11/28/16[a]	2,000,000	2,160,871
Peru (Republic of)
8.38%, 05/03/16	2,000,000	2,356,000
Poland (Republic of)
6.25%, 07/03/12	2,700,000	2,889,311
6.38%, 07/15/19	2,000,000	2,153,117

Security	Shares or Principal	Value
Quebec (Province of)
5.00%, 03/01/16	$4,692,000	$5,017,766
South Africa (Republic of)
6.88%, 05/27/19	2,000,000	2,147,500
United Mexican States
5.63%, 01/15/17	2,200,000	2,230,250
5.95%, 03/19/19	800,000	812,800
6.38%, 01/16/13[a]	8,706,000	9,467,775

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $100,619,739)		103,541,269

MUNICIPAL DEBT OBLIGATIONS – 0.12%

CALIFORNIA – 0.12%
California State
5.25%, 04/01/14	2,000,000	2,023,860

		2,023,860

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,078,283)		2,023,860

SHORT-TERM INVESTMENTS – 3.10%

MONEY MARKET FUNDS – 3.10%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.26%[d,e,f]	31,764,575	31,764,575
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.21%[d,e,f]	4,480,894	4,480,894
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%[d,e]	14,162,807	14,162,807

		50,408,276

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,408,276)		50,408,276

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 101.27%
(Cost: $1,558,103,260)	$1,646,573,160

Other Assets, Less Liabilities – (1.27)%	(20,630,665)

NET ASSETS – 100.00%	$1,625,942,495

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 90.63%

AEROSPACE & DEFENSE – 0.74%
Boeing Co. (The)
5.88%, 02/15/40	$250,000	$260,637
General Dynamics Corp.
4.25%, 05/15/13	120,000	125,684
Lockheed Martin Corp.
6.15%, 09/01/36	618,000	685,149
Northrop Grumman Corp.
5.05%, 08/01/19	500,000	513,600
United Technologies Corp.
6.05%, 06/01/36	285,000	311,792
6.13%, 02/01/19[a]	800,000	898,655

		2,795,517

AGRICULTURE – 1.29%
Altria Group Inc.
9.70%, 11/10/18	2,000,000	2,444,638
10.20%, 02/06/39	150,000	200,459
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171,000	167,310
5.45%, 03/15/18	360,000	383,937
Bunge Limited Finance Corp.
8.50%, 06/15/19	100,000	113,886
Philip Morris International Inc.
5.65%, 05/16/18	800,000	850,617
6.38%, 05/16/38	250,000	280,892
Reynolds American Inc.
6.75%, 06/15/17	360,000	360,000
7.25%, 06/15/37	114,000	108,985

		4,910,724

AIRLINES – 0.06%
Continental Airlines Inc. Class A Series 2007-1
5.98%, 04/19/22	250,000	215,000

		215,000

AUTO MANUFACTURERS – 0.29%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	1,046,000	1,111,375

		1,111,375

Security	Principal	Value
BANKS – 11.63%
Abbey National Capital Trust I
8.96%, 06/30/30	$250,000	$217,500
Bank of America Corp.
4.88%, 01/15/13	570,000	576,738
5.25%, 12/01/15	1,600,000	1,578,684
5.42%, 03/15/17	900,000	835,007
5.65%, 05/01/18	800,000	775,806
Bank of America N.A.
6.00%, 10/15/36	1,126,000	1,017,309
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	1,530,000	1,649,338
BB&T Capital Trust II
6.75%, 06/07/36	228,000	194,685
BB&T Corp.
6.85%, 04/30/19	900,000	986,301
Comerica Capital Trust II
6.58%, 02/20/37	225,000	130,500
Credit Suisse New York
5.00%, 05/15/13	1,877,000	1,967,855
Deutsche Bank AG London
4.88%, 05/20/13[a]	1,516,000	1,599,314
5.38%, 10/12/12	570,000	613,859
Export-Import Bank of Korea (The)
8.13%, 01/21/14	800,000	898,856
Fifth Third Bancorp
8.25%, 03/01/38	350,000	309,305
HSBC Bank USA N.A.
4.63%, 04/01/14	435,000	443,682
HSBC Holdings PLC
6.50%, 05/02/36	800,000	817,090
6.50%, 09/15/37	399,000	405,086
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,200,000	1,270,501
KeyCorp
6.50%, 05/14/13	1,200,000	1,224,000
KfW
2.00%, 01/17/12	2,750,000	2,785,082
3.25%, 03/15/13	1,661,000	1,722,563
3.50%, 03/10/14	1,200,000	1,245,942
4.88%, 06/17/19	600,000	650,578
5.13%, 03/14/16	1,710,000	1,891,979

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Landwirtschaftliche Rentenbank
3.25%, 03/15/13	$1,150,000	$1,174,000
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	570,000	603,373
National City Corp.
4.90%, 01/15/15	228,000	230,221
6.88%, 05/15/19	800,000	850,651
Oesterreichische Kontrollbank AG
2.88%, 03/15/11	1,600,000	1,644,783
Regions Bank
7.50%, 05/15/18	1,200,000	1,099,239
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	1,140,000	1,003,180
State Street Corp.
4.30%, 05/30/14	200,000	208,786
SunTrust Bank
6.38%, 04/01/11	800,000	825,950
SunTrust Banks Inc.
6.10%, 12/15/36	250,000	160,000
UBS AG Stamford
5.88%, 12/20/17	800,000	793,293
UBS Preferred Funding Trust I
8.62%, 10/01/10	250,000	215,000
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16[a]	250,000	170,000
US Bank N.A.
4.80%, 04/15/15	640,000	655,702
Wachovia Bank N.A.
5.60%, 03/15/16	500,000	501,257
Wachovia Bank N.A./ Wells Fargo & Co.
4.88%, 02/01/15	570,000	572,220
6.60%, 01/15/38	500,000	510,831
Wachovia Capital Trust III
5.80%, 03/15/11	228,000	143,640
Wachovia Corp.
5.63%, 10/15/16	500,000	496,263
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	355,000	374,412
5.50%, 05/01/13	1,900,000	2,010,034

Security	Principal	Value
Wells Fargo & Co.
4.38%, 01/31/13	$1,188,000	$1,227,268
5.13%, 09/15/16	525,000	519,554
5.63%, 12/11/17	800,000	836,073
Wells Fargo Capital XV
9.75%, 09/26/13	1,250,000	1,237,500
Westpac Banking Corp.
4.20%, 02/27/15	250,000	251,319

		44,122,109

BEVERAGES – 1.78%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	360,000	369,613
6.45%, 09/01/37[a]	228,000	240,802
Coca-Cola Co. (The)
3.63%, 03/15/14	1,200,000	1,237,170
Coca-Cola Enterprises Inc.
7.38%, 03/03/14	1,600,000	1,878,825
8.50%, 02/01/22	171,000	220,632
Diageo Capital PLC
5.75%, 10/23/17	1,126,000	1,224,771
5.88%, 09/30/36	228,000	245,617
Pepsi Bottling Group Inc.
7.00%, 03/01/29	285,000	346,122
PepsiCo Inc.
7.90%, 11/01/18	800,000	1,005,615

		6,769,167

BIOTECHNOLOGY – 0.26%
Amgen Inc.
5.85%, 06/01/17	475,000	522,953
6.38%, 06/01/37	300,000	337,933
Genentech Inc.
5.25%, 07/15/35	137,000	135,421

		996,307

BUILDING MATERIALS – 0.28%
CRH America Inc.
5.30%, 10/15/13	570,000	564,300
6.00%, 09/30/16	494,000	479,180

		1,043,480

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
CHEMICALS – 0.90%
Dow Chemical Co. (The)
5.90%, 02/15/15	$250,000	$250,079
6.00%, 10/01/12	627,000	657,865
8.55%, 05/15/19	360,000	390,756
9.40%, 05/15/39	400,000	479,826
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	228,000	242,102
6.00%, 07/15/18	779,000	860,469
Praxair Inc.
4.63%, 03/30/15	500,000	531,101

		3,412,198

COMMERCIAL SERVICES – 0.40%
McKesson Corp.
5.70%, 03/01/17	171,000	178,920
Princeton University Series A
4.95%, 03/01/19	250,000	261,510
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	400,000	356,000
Stanford University
4.75%, 05/01/19	159,000	163,927
Vanderbilt University
5.25%, 04/01/19	250,000	266,394
Western Union Co.
5.40%, 11/17/11	285,000	304,362

		1,531,113

COMPUTERS – 1.15%
Dell Inc.
5.88%, 06/15/19[a]	200,000	210,188
Hewlett-Packard Co.
6.13%, 03/01/14	1,600,000	1,792,442
International Business Machines Corp.
4.75%, 11/29/12	741,000	799,897
5.70%, 09/14/17	784,000	854,947
7.63%, 10/15/18	570,000	697,091

		4,354,565

COSMETICS & PERSONAL CARE – 0.29%
Procter & Gamble Co. (The)
4.60%, 01/15/14	510,000	543,367
5.55%, 03/05/37	528,000	560,319

		1,103,686

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 17.45%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	$300,000	$317,670
American Express Co.
6.80%, 09/01/16	228,000	168,720
7.00%, 03/19/18	756,000	795,477
American Express Credit Corp.
5.00%, 12/02/10	798,000	817,619
American Express Credit Corp. Series C
7.30%, 08/20/13	1,000,000	1,099,142
Associates Corp. of North America
6.95%, 11/01/18	855,000	829,425
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	570,000	611,173
6.95%, 08/10/12	1,600,000	1,784,900
Boeing Capital Corp.
6.10%, 03/01/11	399,000	425,002
6.50%, 02/15/12	800,000	882,240
BP Capital Markets PLC
5.25%, 11/07/13	1,600,000	1,747,607
Capital One Capital III
7.69%, 08/15/36	500,000	375,000
Capital One Financial Corp.
5.70%, 09/15/11	570,000	588,982
Caterpillar Financial Services Corp.
6.13%, 02/17/14	360,000	396,499
Citigroup Inc.
5.00%, 09/15/14	1,600,000	1,463,374
5.50%, 04/11/13	2,647,000	2,643,264
6.00%, 10/31/33	855,000	663,378
6.13%, 11/21/17	450,000	424,216
6.50%, 08/19/13	2,000,000	2,060,204
CME Group Inc.
5.40%, 08/01/13	125,000	135,324
Countrywide Financial Corp.
5.80%, 06/07/12	342,000	356,107
Credit Suisse (USA) Inc.
5.38%, 03/02/16	969,000	994,198
6.13%, 11/15/11	1,200,000	1,293,203

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Eksportfinans A/S
5.00%, 02/14/12	$360,000	$383,707
General Electric Capital Corp.
5.00%, 01/08/16	1,710,000	1,695,856
5.25%, 10/19/12	433,000	456,240
5.63%, 09/15/17	750,000	748,632
5.65%, 06/09/14	2,000,000	2,124,830
6.00%, 08/07/19	125,000	124,965
6.13%, 02/22/11	2,400,000	2,545,619
6.75%, 03/15/32	1,267,000	1,255,061
6.88%, 01/10/39	800,000	794,199
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	867,000	900,769
5.25%, 10/15/13	1,112,000	1,177,655
5.35%, 01/15/16[a]	750,000	774,320
5.45%, 11/01/12	414,000	444,700
5.63%, 01/15/17	2,000,000	1,996,501
5.95%, 01/18/18	1,200,000	1,251,894
5.95%, 01/15/27	570,000	530,192
6.15%, 04/01/18	756,000	796,986
6.35%, 02/15/34	570,000	490,200
HSBC Finance Corp.
5.50%, 01/19/16	675,000	682,075
7.00%, 05/15/12	1,915,000	2,056,846
International Lease Finance Corp.
5.35%, 03/01/12	1,000,000	790,000
5.63%, 09/20/13	513,000	384,750
Jefferies Group Inc.
6.45%, 06/08/27	250,000	204,735
8.50%, 07/15/19	125,000	130,016
John Deere Capital Corp.
7.00%, 03/15/12	1,962,000	2,179,019
JPMorgan Chase & Co.
4.75%, 05/01/13	1,600,000	1,688,405
5.13%, 09/15/14	300,000	313,287
5.75%, 01/02/13	1,539,000	1,639,981
6.00%, 01/15/18[a]	1,169,000	1,251,965
6.40%, 05/15/38	375,000	410,022
JPMorgan Chase Capital XV
5.88%, 03/15/35	912,000	747,840

Security	Principal	Value
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	$741,000	$747,514
6.05%, 08/15/12	1,600,000	1,680,191
6.40%, 08/28/17	1,026,000	1,022,631
6.88%, 04/25/18	775,000	791,184
Morgan Stanley
4.75%, 04/01/14	2,400,000	2,361,949
5.75%, 10/18/16	1,254,000	1,279,369
6.63%, 04/01/18	832,000	880,546
6.75%, 04/15/11	450,000	478,480
7.30%, 05/13/19	375,000	416,147
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	500,000	450,000
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	867,000	955,614
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	225,000	253,572
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	457,000	484,420
6.50%, 07/15/18	689,000	737,230
SLM Corp.
5.00%, 10/01/13	800,000	592,000
5.13%, 08/27/12	350,000	276,500
Svensk Exportkredit AB
4.50%, 09/27/10	684,000	708,974
Wells Fargo Capital XIII Series G
7.70%, 03/26/13[b]	300,000	258,000

		66,218,312

ELECTRIC – 7.04%
AmerenEnergy Generating Co.
7.00%, 04/15/18	250,000	251,527
Appalachian Power Co. Series Q
7.00%, 04/01/38	800,000	898,886
Arizona Public Service Co.
5.80%, 06/30/14	400,000	411,106
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	1,200,000	1,306,136

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Commonwealth Edison Co.
5.80%, 03/15/18	$360,000	$387,500
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37	548,000	611,706
Consolidated Edison Co. of
New York Inc. Series 2002-B
4.88%, 02/01/13	360,000	375,899
Constellation Energy Group Inc.
4.55%, 06/15/15	434,000	410,843
Consumers Energy Co.
6.70%, 09/15/19	250,000	287,415
Detroit Edison Co. (The)
5.70%, 10/01/37	550,000	559,105
Dominion Resources Inc.
5.15%, 07/15/15	867,000	912,116
Duke Capital LLC
6.25%, 02/15/13	1,004,000	1,073,146
Duke Energy Carolinas LLC
6.05%, 04/15/38	500,000	556,300
Duke Energy Corp.
6.25%, 01/15/12[a]	285,000	302,830
6.30%, 02/01/14	850,000	939,563
Exelon Corp.
4.90%, 06/15/15	457,000	462,902
Exelon Generation Co. LLC
5.35%, 01/15/14	434,000	455,640
FirstEnergy Corp.
6.45%, 11/15/11	1,600,000	1,656,779
7.38%, 11/15/31	570,000	629,386
Florida Power & Light Co.
5.95%, 02/01/38	475,000	536,600
Florida Power Corp.
6.40%, 06/15/38	285,000	336,592
FPL Group Capital Inc.
5.63%, 09/01/11	285,000	303,522
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000,000	1,078,655
6.13%, 04/01/36	1,138,000	1,206,619
Nisource Finance Corp.
6.40%, 03/15/18	800,000	789,493

Security	Principal	Value
Pacific Gas and Electric Co.
4.80%, 03/01/14	$788,000	$837,338
6.25%, 03/01/39	550,000	620,172
Pepco Holdings Inc.
6.13%, 06/01/17	500,000	509,877
PPL Energy Supply LLC
6.20%, 05/15/16	272,000	285,590
Progress Energy Inc.
7.10%, 03/01/11	867,000	915,717
7.75%, 03/01/31	300,000	372,122
PSEG Power LLC
7.75%, 04/15/11	300,000	317,566
Public Service Co. of Colorado
7.88%, 10/01/12	475,000	550,644
Public Service Electric and Gas Co. Series D
5.70%, 12/01/36	250,000	264,975
Sierra Pacific Power Co. Series P
6.75%, 07/01/37	300,000	326,691
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250,000	282,042
Southern California Edison Co.
6.00%, 01/15/34	457,000	508,361
Southern Power Co.
6.25%, 07/15/12	1,600,000	1,731,578
TXU Electric Delivery Co.
7.00%, 09/01/22	285,000	324,843
Union Electric Co.
6.70%, 02/01/19	250,000	275,610
Virginia Electric and Power Co.
5.40%, 04/30/18	936,000	988,736
Xcel Energy Inc.
6.50%, 07/01/36	800,000	854,924

		26,707,052

ELECTRICAL COMPONENTS & EQUIPMENT – 0.19%
Emerson Electric Co.
5.00%, 04/15/19	700,000	732,453

		732,453

ELECTRONICS – 0.22%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	800,000	843,894

		843,894

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
ENVIRONMENTAL CONTROL – 0.32%
Allied Waste North America Inc.
6.88%, 06/01/17	$800,000	$836,000
Waste Management Inc.
6.10%, 03/15/18	250,000	261,785
7.00%, 07/15/28	114,000	122,961

		1,220,746

FOOD – 2.30%
ConAgra Foods Inc.
7.00%, 04/15/19	1,200,000	1,396,108
General Mills Inc.
6.00%, 02/15/12	1,600,000	1,737,441
H.J. Heinz Co.
5.35%, 07/15/13	250,000	264,821
Kellogg Co. Series B
7.45%, 04/01/31	342,000	442,034
Kraft Foods Inc.
6.00%, 02/11/13	570,000	621,811
6.13%, 02/01/18	1,140,000	1,243,270
6.13%, 08/23/18	300,000	328,642
Kroger Co. (The)
5.50%, 02/01/13	285,000	302,803
7.50%, 01/15/14	800,000	914,980
Safeway Inc.
5.80%, 08/15/12	1,035,000	1,115,533
Unilever Capital Corp.
5.90%, 11/15/32	342,000	372,453

		8,739,896

FOREST PRODUCTS & PAPER – 0.19%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19[b]	100,000	106,797
International Paper Co.
7.95%, 06/15/18	347,000	364,755
Weyerhaeuser Co.
7.38%, 03/15/32	285,000	239,400

		710,952

GAS – 0.32%
AGL Capital Corp.
5.25%, 08/15/19	200,000	201,176
Sempra Energy
9.80%, 02/15/19	800,000	1,023,401

		1,224,577

Security	Principal	Value
HEALTH CARE - PRODUCTS – 0.57%
Baxter International Inc.
5.38%, 06/01/18	$300,000	$319,840
Covidien International Finance SA
6.00%, 10/15/17	500,000	548,632
Johnson & Johnson
5.15%, 08/15/12	570,000	623,383
5.95%, 08/15/37	360,000	404,601
Medtronic Inc.
5.60%, 03/15/19	250,000	272,081

		2,168,537

HEALTH CARE - SERVICES – 1.07%
Aetna Inc.
6.63%, 06/15/36	800,000	794,225
CIGNA Corp.
8.50%, 05/01/19	250,000	277,787
Humana Inc.
7.20%, 06/15/18	250,000	240,343
UnitedHealth Group Inc.
5.80%, 03/15/36	274,000	247,268
6.00%, 02/15/18	741,000	750,616
WellPoint Inc.
5.00%, 01/15/11	912,000	936,531
6.38%, 06/15/37	800,000	804,356

		4,051,126

HOME BUILDERS – 0.07%
Toll Brothers Finance Corp.
8.91%, 10/15/17	250,000	277,500

		277,500

HOUSEHOLD PRODUCTS & WARES – 0.24%
Clorox Co.
5.45%, 10/15/12	200,000	215,563
Fortune Brands Inc.
5.13%, 01/15/11	297,000	302,470
Kimberly-Clark Corp.
6.63%, 08/01/37	300,000	373,864

		891,897

INSURANCE – 2.98%
ACE INA Holdings Inc.
5.90%, 06/15/19	350,000	375,427

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Allstate Corp. (The)
5.55%, 05/09/35	$570,000	$548,666
American International Group Inc.
4.70%, 10/01/10[a]	360,000	338,400
5.05%, 10/01/15	800,000	532,000
5.85%, 01/16/18	684,000	448,020
AXA SA
8.60%, 12/15/30	100,000	100,000
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	765,000	816,750
Chubb Corp.
5.75%, 05/15/18	800,000	865,140
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250,000	208,744
Genworth Financial Inc.
5.75%, 06/15/14	500,000	385,000
Hartford Financial Services Group Inc.
4.63%, 07/15/13	800,000	745,644
ING Capital Funding Trust III
8.44%, 12/31/10	171,000	99,180
Lincoln National Corp.
8.75%, 07/01/19	225,000	251,703
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	570,000	578,151
MetLife Inc.
5.00%, 06/15/15	1,140,000	1,180,932
6.40%, 12/15/36	375,000	292,500
Principal Financial Group Inc.
6.05%, 10/15/36	800,000	671,698
Progressive Corp. (The)
6.70%, 06/15/37	300,000	240,000
Prudential Financial Inc.
5.10%, 09/20/14	800,000	803,806
5.70%, 12/14/36	285,000	248,445
Torchmark Corp.
9.25%, 06/15/19	125,000	134,108
Travelers Companies Inc. (The)
5.80%, 05/15/18	285,000	309,218
Travelers Property Casualty Corp.
6.38%, 03/15/33	600,000	670,339

Security	Principal	Value
XL Capital Ltd.
5.25%, 09/15/14	$500,000	$462,530

		11,306,401

IRON & STEEL – 0.46%
Allegheny Technologies Inc.
9.38%, 06/01/19	150,000	165,000
ArcelorMittal
5.38%, 06/01/13	800,000	796,000
9.85%, 06/01/19	250,000	283,125
Nucor Corp.
5.75%, 12/01/17	475,000	513,022

		1,757,147

LODGING – 0.13%
Marriott International Inc. Series J
5.63%, 02/15/13	500,000	498,952

		498,952

MACHINERY – 0.38%
Caterpillar Inc.
5.70%, 08/15/16	1,140,000	1,199,824
6.05%, 08/15/36	250,000	259,080

		1,458,904

MANUFACTURING – 1.00%
General Electric Co.
5.25%, 12/06/17	1,043,000	1,056,649
Honeywell International Inc.
4.25%, 03/01/13	1,200,000	1,260,015
5.00%, 02/15/19	250,000	261,435
3M Co. Series E
4.38%, 08/15/13	360,000	387,074
Tyco Electronics Group SA
6.55%, 10/01/17	215,000	212,850
Tyco International Finance SA
8.50%, 01/15/19	250,000	298,187
Tyco International Group SA
6.38%, 10/15/11	305,000	327,745

		3,803,955

MEDIA – 4.55%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	867,000	1,003,961

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Comcast Corp.
5.30%, 01/15/14	$1,200,000	$1,279,712
5.70%, 07/01/19[a]	510,000	537,284
6.45%, 03/15/37	570,000	609,789
6.95%, 08/15/37	775,000	870,497
COX Communications Inc.
5.45%, 12/15/14	1,200,000	1,278,500
DIRECTV Holdings LLC/DIRECTV Financing Co.
6.38%, 06/15/15	125,000	126,562
7.63%, 05/15/16	200,000	210,500
8.38%, 03/15/13	125,000	128,125
Historic TW Inc.
9.13%, 01/15/13	360,000	417,739
News America Inc.
5.30%, 12/15/14[a]	867,000	924,808
6.65%, 11/15/37	751,000	777,063
Thomson Reuters Corp.
6.50%, 07/15/18	800,000	887,923
Time Warner Cable Inc.
6.55%, 05/01/37	513,000	541,324
6.75%, 07/01/18	800,000	880,724
7.50%, 04/01/14	1,200,000	1,374,687
8.25%, 04/01/19	510,000	609,012
Time Warner Inc.
6.88%, 05/01/12	457,000	500,467
7.70%, 05/01/32	1,137,000	1,256,776
Viacom Inc.
6.25%, 04/30/16	1,485,000	1,571,477
7.88%, 07/30/30	570,000	513,000
Walt Disney Co. (The)
6.38%, 03/01/12	867,000	956,202

		17,256,132

MINING – 1.49%
Alcoa Inc.
5.55%, 02/01/17	171,000	158,175
5.95%, 02/01/37	171,000	130,815
6.00%, 07/15/13[a]	800,000	800,000
Barrick Gold Corp.
6.95%, 04/01/19	800,000	923,978
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	867,000	918,886

Security	Principal	Value
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	$475,000	$495,187
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	800,000	952,000
Vale Overseas Ltd.
6.25%, 01/23/17[a]	399,000	420,386
6.88%, 11/21/36	700,000	703,416
Vulcan Materials Co.
7.00%, 06/15/18	150,000	151,500

		5,654,343

MULTI-NATIONAL – 5.27%
Asian Development Bank
2.75%, 05/21/14	585,000	588,254
3.63%, 09/05/13	950,000	994,903
Corporacion Andina de Fomento
8.13%, 06/04/19	250,000	285,730
European Bank for Reconstruction and Development
1.25%, 06/10/11	360,000	361,657
European Investment Bank
2.63%, 05/16/11	1,910,000	1,962,831
3.25%, 02/15/11	2,960,000	3,063,970
3.25%, 10/14/11	442,000	460,899
5.13%, 05/30/17	3,710,000	4,088,645
Inter-American Development Bank
4.38%, 09/20/12	1,563,000	1,671,308
5.13%, 09/13/16[a]	855,000	943,263
International Bank for Reconstruction and Development
2.00%, 04/02/12	1,000,000	1,015,111
3.50%, 10/08/13	1,600,000	1,665,457
International Finance Corp. Series G
3.00%, 04/22/14	1,200,000	1,221,030
Korea Development Bank
8.00%, 01/23/14	500,000	559,420
Nordic Investment Bank
2.38%, 12/15/11	1,100,000	1,123,690

		20,006,168

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
OFFICE & BUSINESS EQUIPMENT – 0.44%
Pitney Bowes Inc.
5.25%, 01/15/37	$800,000	$807,096
Xerox Capital Trust I
8.00%, 02/01/27	300,000	258,000
Xerox Corp.
6.88%, 08/15/11	570,000	605,907

		1,671,003

OIL & GAS – 5.24%
Anadarko Petroleum Corp.
5.95%, 09/15/16	570,000	591,412
6.45%, 09/15/36	699,000	687,373
Apache Corp.
5.25%, 04/15/13	285,000	305,916
Canadian Natural Resources Ltd.
5.70%, 05/15/17	800,000	839,390
6.25%, 03/15/38	171,000	179,156
Chevron Corp.
3.95%, 03/03/14	1,600,000	1,671,052
Conoco Funding Co.
6.35%, 10/15/11	585,000	640,392
ConocoPhillips
5.75%, 02/01/19	800,000	872,631
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,428,000	1,631,167
Devon Energy Corp.
7.95%, 04/15/32	570,000	703,917
EnCana Corp.
5.90%, 12/01/17	360,000	384,081
6.50%, 02/01/38	342,000	368,002
Enterprise Products Operating LP
5.60%, 10/15/14	627,000	646,871
Hess Corp.
7.13%, 03/15/33	137,000	147,554
8.13%, 02/15/19	800,000	940,069
Marathon Oil Corp.
5.90%, 03/15/18	500,000	516,802
Nabors Industries Inc.
9.25%, 01/15/19	225,000	262,663
Nexen Inc.
5.88%, 03/10/35	250,000	216,432
6.40%, 05/15/37	171,000	157,287

Security	Principal	Value
Pemex Project Funding Master Trust
5.75%, 03/01/18	$450,000	$433,323
6.63%, 06/15/35	570,000	524,400
Petrobras International Finance Co.
5.88%, 03/01/18	1,100,000	1,116,148
Petro-Canada
9.25%, 10/15/21	350,000	436,470
Shell International Finance BV
4.00%, 03/21/14	500,000	522,835
6.38%, 12/15/38	400,000	471,456
StatoilHydro ASA
5.25%, 04/15/19	1,200,000	1,274,124
Suncor Energy Inc.
6.10%, 06/01/18	375,000	389,023
6.85%, 06/01/39	250,000	265,465
Talisman Energy Inc.
7.75%, 06/01/19	400,000	463,788
Transocean Inc.
6.00%, 03/15/18	371,000	395,111
Valero Energy Corp.
6.63%, 06/15/37	342,000	297,188
7.50%, 04/15/32	285,000	273,547
XTO Energy Inc.
6.10%, 04/01/36	114,000	115,770
6.50%, 12/15/18	800,000	881,777
6.75%, 08/01/37	250,000	275,881

		19,898,473

OIL & GAS SERVICES – 0.32%
Halliburton Co.
6.15%, 09/15/19	150,000	165,939
7.45%, 09/15/39	225,000	274,451
Weatherford International Inc.
6.35%, 06/15/17	171,000	177,861
Weatherford International Ltd.
9.63%, 03/01/19	500,000	605,380

		1,223,631

PHARMACEUTICALS – 3.13%
Abbott Laboratories
5.13%, 04/01/19	750,000	796,138
5.88%, 05/15/16	795,000	879,247

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
AmerisourceBergen Corp.
5.88%, 09/15/15	$285,000	$292,013
AstraZeneca PLC
5.90%, 09/15/17	457,000	511,081
6.45%, 09/15/37	300,000	350,452
Bristol-Myers Squibb Co.
5.88%, 11/15/36	285,000	310,522
Cardinal Health Inc.
5.50%, 06/15/13	300,000	316,610
Eli Lilly and Co.
4.20%, 03/06/14	360,000	378,239
5.55%, 03/15/37	228,000	242,658
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	510,000	544,281
6.38%, 05/15/38	684,000	797,144
Merck & Co. Inc.
5.00%, 06/30/19	510,000	536,123
Novartis Capital Corp.
4.13%, 02/10/14	500,000	524,460
Novartis Securities Investment Ltd.
5.13%, 02/10/19	360,000	380,745
Pfizer Inc.
4.45%, 03/15/12	360,000	382,856
5.35%, 03/15/15	1,200,000	1,333,745
7.20%, 03/15/39	500,000	633,684
Schering-Plough Corp.
5.35%, 12/01/13	800,000	874,386
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285,000	305,145
Wyeth
5.50%, 02/01/14	867,000	946,945
5.95%, 04/01/37	500,000	544,337

		11,880,811

PIPELINES – 2.04%
Buckeye Partners LP
5.50%, 08/15/19	250,000	254,733
El Paso Natural Gas Co.
8.38%, 06/15/32	300,000	358,956
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	250,000	290,185

Security	Principal	Value
Energy Transfer Partners LP
9.00%, 04/15/19	$300,000	$362,506
9.70%, 03/15/19	250,000	310,166
Enterprise Products Operating LP Series D
6.88%, 03/01/33	300,000	329,539
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,153,000	1,203,262
6.50%, 02/01/37	399,000	405,022
6.75%, 03/15/11	171,000	180,618
ONEOK Partners LP
6.65%, 10/01/36	171,000	176,854
Plains All American Pipeline LP
8.75%, 05/01/19	800,000	952,780
Southern Natural Gas Co.
5.90%, 04/01/17[b]	228,000	232,123
TEPPCO Partners LP
7.55%, 04/15/38	250,000	295,604
TransCanada PipeLines Ltd.
6.20%, 10/15/37	457,000	480,061
6.50%, 08/15/18	1,200,000	1,342,132
Williams Companies Inc. (The)
8.75%, 03/15/32	500,000	559,664

		7,734,205

REAL ESTATE – 0.15%
ERP Operating LP
5.75%, 06/15/17[a]	457,000	451,262
Liberty Property LP
7.25%, 03/15/11	101,000	105,040

		556,302

REAL ESTATE INVESTMENT TRUSTS – 0.62%
Boston Properties LP
6.25%, 01/15/13	150,000	154,609
Duke Realty LP
8.25%, 08/15/19	250,000	251,605
Health Care Property Investors Inc.
5.65%, 12/15/13	250,000	240,000
Hospitality Properties Trust
7.88%, 08/15/14	150,000	149,887
Mack-Cali Realty Corp.
7.75%, 08/15/19	100,000	101,500

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
ProLogis
5.63%, 11/15/16	$285,000	$253,650
Realty Income Corp.
6.75%, 08/15/19	250,000	243,071
Simon Property Group LP
5.10%, 06/15/15	285,000	280,890
6.13%, 05/30/18	665,000	665,899

		2,341,111

RETAIL – 2.49%
Costco Wholesale Corp.
5.50%, 03/15/17	228,000	245,407
CVS Caremark Corp.
6.13%, 08/15/16	171,000	185,806
6.25%, 06/01/27	758,000	832,528
Home Depot Inc.
5.20%, 03/01/11	200,000	209,162
5.40%, 03/01/16	570,000	588,804
5.88%, 12/16/36	300,000	287,891
Lowe’s Companies Inc.
5.40%, 10/15/16	435,000	459,881
5.50%, 10/15/35	250,000	247,176
McDonald’s Corp.
5.35%, 03/01/18	685,000	730,579
Staples Inc.
9.75%, 01/15/14	150,000	177,000
Target Corp.
6.00%, 01/15/18[a]	1,000,000	1,096,084
6.35%, 11/01/32	457,000	477,879
Wal-Mart Stores Inc.
4.55%, 05/01/13	1,140,000	1,217,575
5.25%, 09/01/35	285,000	281,726
5.80%, 02/15/18	585,000	653,095
6.50%, 08/15/37	798,000	919,778
Yum! Brands Inc.
6.25%, 03/15/18	800,000	857,130

		9,467,501

SEMICONDUCTORS – 0.06%
Analog Devices Inc.
5.00%, 07/01/14	200,000	207,883

		207,883

Security	Principal	Value
SOFTWARE – 0.41%
Microsoft Corp.
4.20%, 06/01/19	$360,000	$367,110
Oracle Corp.
5.25%, 01/15/16	570,000	614,584
5.75%, 04/15/18	510,000	558,812

		1,540,506

TELECOMMUNICATIONS – 8.50%
America Movil SA de CV
5.50%, 03/01/14[a]	1,200,000	1,258,200
AT&T Inc.
4.95%, 01/15/13	1,544,000	1,645,364
6.30%, 01/15/38	171,000	180,787
6.50%, 09/01/37	800,000	865,133
6.55%, 02/15/39	1,400,000	1,519,694
AT&T Wireless Services Inc.
7.88%, 03/01/11	510,000	553,408
BellSouth Corp.
6.00%, 11/15/34	570,000	571,253
British Telecom PLC
8.63%, 12/15/30	228,000	288,235
British Telecommunications PLC
5.95%, 01/15/18	1,200,000	1,215,429
CenturyTel Inc.
6.00%, 04/01/17	360,000	352,800
Cisco Systems Inc.
5.25%, 02/22/11	1,200,000	1,268,437
5.50%, 02/22/16	297,000	323,902
5.90%, 02/15/39	250,000	265,172
Deutsche Telekom International
Finance AG
8.75%, 06/15/30	1,121,000	1,483,931
Embarq Corp.
7.08%, 06/01/16	500,000	520,000
France Telecom SA
8.50%, 03/01/31	570,000	767,922
Harris Corp.
6.38%, 06/15/19	100,000	106,910
Motorola Inc.
6.63%, 11/15/37	250,000	192,500
8.00%, 11/01/11	600,000	630,000

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Qwest Corp.
6.88%, 09/15/33	$57,000	$43,890
8.38%, 05/01/16[b]	1,200,000	1,212,000
8.88%, 03/15/12	228,000	234,840
Rogers Communications Inc.
6.80%, 08/15/18	1,200,000	1,349,471
Rogers Wireless Inc.
6.38%, 03/01/14	171,000	188,005
Royal KPN NV
8.38%, 10/01/30	500,000	638,678
SBC Communications Inc.
5.10%, 09/15/14	800,000	862,803
5.88%, 02/01/12	1,140,000	1,232,943
Telecom Italia Capital SA
5.25%, 11/15/13	665,000	694,443
7.72%, 06/04/38	700,000	807,227
Telefonica Europe BV
7.75%, 09/15/10	950,000	1,008,802
8.25%, 09/15/30	570,000	735,776
Verizon Communications Inc.
5.25%, 04/15/13[a]	550,000	595,269
5.55%, 02/15/16[a]	570,000	609,678
6.10%, 04/15/18	770,000	836,942
6.40%, 02/15/38	250,000	271,427
7.38%, 09/01/12	360,000	407,884
8.75%, 11/01/18	1,600,000	2,022,787
8.95%, 03/01/39	250,000	343,354
Verizon Global Funding Corp.
5.85%, 09/15/35	360,000	365,690
Verizon Wireless Capital LLC
5.55%, 02/01/14[b]	2,000,000	2,179,904
Vodafone Group PLC
5.00%, 12/16/13	497,000	532,757
5.45%, 06/10/19	250,000	261,486
5.75%, 03/15/16	457,000	487,625
6.15%, 02/27/37	300,000	317,239

		32,249,997

TRANSPORTATION – 1.86%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	399,000	436,683

Security	Principal	Value
Canadian National Railway Co.
5.55%, 03/01/19	$300,000	$324,059
6.38%, 11/15/37	250,000	288,998
Canadian Pacific Railway Co.
5.95%, 05/15/37	250,000	235,395
CSX Corp.
6.75%, 03/15/11	570,000	605,607
7.45%, 04/01/38	300,000	355,273
FedEx Corp.
8.00%, 01/15/19	250,000	297,229
Norfolk Southern Corp.
7.05%, 05/01/37	137,000	167,391
7.70%, 05/15/17	1,200,000	1,413,100
Union Pacific Corp.
7.88%, 01/15/19	1,000,000	1,221,090
United Parcel Service Inc.
4.50%, 01/15/13	1,600,000	1,709,700

		7,054,525

WATER – 0.06%
American Water Capital Corp.
6.59%, 10/15/37	250,000	239,542

		239,542

TOTAL CORPORATE BONDS & NOTES (Cost: $321,545,291)		343,959,675

FOREIGN GOVERNMENT BONDS & NOTES[c] – 6.05%
Brazil (Federative Republic of)
7.13%, 01/20/37	1,007,000	1,121,546
7.88%, 03/07/15	600,000	691,500
8.00%, 01/15/18[a]	1,470,500	1,672,694
8.25%, 01/20/34	500,000	616,250
10.13%, 05/15/27	360,000	511,200
11.00%, 08/17/15	707,000	930,412
Export Development Canada
3.13%, 04/24/14	1,400,000	1,432,065
Hydro-Quebec
8.05%, 07/07/24	935,000	1,149,620
Israel (State of)
5.13%, 03/26/19	360,000	359,229

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Italy (Republic of)
4.50%, 01/21/15	$400,000	$422,155
5.25%, 09/20/16	800,000	856,261
5.38%, 06/15/33	1,000,000	1,010,895
6.00%, 02/22/11	1,425,000	1,526,724
Japan Finance Corp.
2.00%, 06/24/11	510,000	516,983
Korea (Republic of)
5.75%, 04/16/14	500,000	531,853
Ontario (Province of)
2.75%, 02/22/11[a]	1,525,000	1,566,206
4.10%, 06/16/14	585,000	615,167
Peru (Republic of)
6.55%, 03/14/37	700,000	700,000
7.13%, 03/30/19	500,000	552,500
Poland (Republic of)
6.38%, 07/15/19	500,000	538,279
Quebec (Province of)
5.00%, 03/01/16	570,000	609,575
5.13%, 11/14/16	188,000	203,951
7.50%, 09/15/29	570,000	744,065
South Africa (Republic of)
6.88%, 05/27/19	500,000	536,875
United Mexican States
5.63%, 01/15/17	800,000	811,000
5.95%, 03/19/19	585,000	594,360
6.38%, 01/16/13	867,000	942,863
7.50%, 04/08/33	1,045,000	1,178,238

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $22,365,781)		22,942,466

MUNICIPAL DEBT OBLIGATIONS – 1.20%

CALIFORNIA – 0.28%
California State, General Obligations Unlimited
7.55%, 04/01/39	995,000	1,066,799

		1,066,799

Security	Principal	Value
ILLINOIS – 0.48%
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue, Series A
6.90%, 12/01/40	$190,000	$208,092
Illinois State
5.10%, 06/01/33	1,785,000	1,614,604

		1,822,696

NEW JERSEY – 0.15%
New Jersey State Turnpike Authority Revenue
7.41%, 01/01/40	485,000	590,934

		590,934

NEW YORK – 0.15%
Metropolitan Transportation Authority NY Dedicated Tax Fund Revenue
7.34%, 11/15/39	250,000	304,520
New York State Dormitory Authority State Personal Income Tax Revenue
5.63%, 03/15/39	250,000	256,400

		560,920

TEXAS – 0.14%
Dallas, Texas Area Rapid Transit Sales Tax Revenue
6.00%, 12/01/44	250,000	270,957
Texas State, General Obligations Unlimited
5.52%, 04/01/39	250,000	256,773

		527,730

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $4,479,201)		4,569,079

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.89%

MONEY MARKET FUNDS – 2.89%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.26%[d,e,f]	7,376,239	$7,376,239
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.21%[d,e,f]	1,040,535	1,040,535
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%[d,e]	2,545,967	2,545,967

		10,962,741

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,962,741)		10,962,741

TOTAL INVESTMENTS IN SECURITIES – 100.77%
(Cost: $359,353,014)		382,433,961

Other Assets, Less Liabilities – (0.77)%		(2,913,954)

NET ASSETS – 100.00%		$379,520,007

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 35.04%

AEROSPACE & DEFENSE – 0.19%
United Technologies Corp.
5.38%, 12/15/17	$640,000	$691,995

		691,995

AGRICULTURE – 0.74%
Altria Group Inc.
9.70%, 11/10/18	500,000	611,159
Philip Morris International Inc.
5.65%, 05/16/18	1,600,000	1,701,235
Reynolds American Inc.
6.75%, 06/15/17	320,000	320,000

		2,632,394

AUTO MANUFACTURERS – 0.18%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	608,000	646,000

		646,000

BANKS – 6.17%
Bank of America Corp.
5.65%, 05/01/18	960,000	930,967
7.63%, 06/01/19[a]	250,000	275,682
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	6,800,000	7,051,696
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	960,000	1,034,879
BB&T Corp.
6.85%, 04/30/19	250,000	273,973
Deutsche Bank AG London
6.00%, 09/01/17	640,000	681,641
KfW
3.25%, 02/15/11	500,000	517,046
4.88%, 01/17/17	800,000	870,586
KfW Series G
4.38%, 03/15/18[a]	1,280,000	1,344,866
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	800,000	846,840
National City Corp.
6.88%, 05/15/19	500,000	531,657

Security	Principal	Value
Oesterreichische Kontrollbank AG
2.88%, 03/15/11	$500,000	$513,995
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	640,000	563,189
SunTrust Bank
7.25%, 03/15/18	250,000	249,940
UBS AG Stamford
5.88%, 12/20/17	960,000	951,951
US Bank N.A.
4.80%, 04/15/15	700,000	717,174
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	640,000	674,996
5.75%, 06/15/17	960,000	1,002,556
Wells Fargo & Co.
4.88%, 01/12/11	2,910,000	3,024,656

		22,058,290

BEVERAGES – 0.58%
Coca-Cola Co. (The)
5.35%, 11/15/17	800,000	865,955
Diageo Finance BV
5.30%, 10/28/15	640,000	677,706
PepsiCo Inc.
3.75%, 03/01/14	500,000	515,854

		2,059,515

BUILDING MATERIALS – 0.10%
CRH America Inc.
5.30%, 10/15/13	352,000	348,480

		348,480
CHEMICALS – 0.23%
Dow Chemical Co. (The)
6.00%, 10/01/12	256,000	268,602
7.60%, 05/15/14	500,000	537,776

		806,378

COMMERCIAL SERVICES – 0.22%
McKesson Corp.
5.70%, 03/01/17	320,000	334,822
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	256,000	227,840

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Western Union Co.
5.40%, 11/17/11	$192,000	$205,044

		767,706

COMPUTERS – 0.34%
Hewlett-Packard Co.
5.50%, 03/01/18	500,000	538,540
International Business Machines Corp.
4.75%, 11/29/12	640,000	690,869

		1,229,409

COSMETICS & PERSONAL CARE – 0.07%
Procter & Gamble Co. (The)
4.60%, 01/15/14	250,000	266,357

		266,357

DIVERSIFIED FINANCIAL SERVICES – 7.60%
American Express Co.
4.88%, 07/15/13	384,000	390,524
6.80%, 09/01/16	256,000	189,440
7.00%, 03/19/18	800,000	841,775
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14[a]	1,184,000	1,269,524
Boeing Capital Corp.
6.10%, 03/01/11[a]	448,000	477,195
BP Capital Markets PLC
5.25%, 11/07/13	500,000	546,127
Capital One Financial Corp.
5.70%, 09/15/11	608,000	628,247
Citigroup Inc.
6.00%, 02/21/12	1,632,000	1,672,251
6.13%, 05/15/18	960,000	902,643
8.50%, 05/22/19	250,000	273,262
Countrywide Financial Corp.
5.80%, 06/07/12	160,000	166,600
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,067,000	1,094,746
General Electric Capital Corp.
5.00%, 01/08/16	608,000	602,971
5.63%, 05/01/18	250,000	247,816
5.88%, 02/15/12	1,600,000	1,699,211

Security	Principal	Value
Goldman Sachs Group Inc. (The)
6.15%, 04/01/18	$1,600,000	$1,686,742
6.60%, 01/15/12	500,000	544,168
6.88%, 01/15/11	750,000	796,773
HSBC Finance Corp.
5.50%, 01/19/16	2,400,000	2,425,155
International Lease Finance Corp. Series R
5.65%, 06/01/14	500,000	365,000
John Deere Capital Corp.
7.00%, 03/15/12	512,000	568,633
JPMorgan Chase & Co.
5.75%, 01/02/13	2,400,000	2,557,475
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	1,600,000	1,614,065
Morgan Stanley
5.75%, 10/18/16	640,000	652,947
6.00%, 04/28/15	320,000	333,926
6.63%, 04/01/18	573,000	606,433
6.75%, 04/15/11	960,000	1,020,757
7.30%, 05/13/19	250,000	277,431
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	608,000	670,142
SLM Corp.
5.38%, 05/15/14	544,000	380,800
Svensk Exportkredit AB
4.50%, 09/27/10	1,600,000	1,658,419

		27,161,198

ELECTRIC – 2.37%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18[a]	1,920,000	2,088,090
Constellation Energy Group Inc.
4.55%, 06/15/15	576,000	545,267
Dominion Resources Inc.
5.15%, 07/15/15	608,000	639,639
Duke Capital LLC
6.25%, 02/15/13	608,000	649,874
Duke Energy Corp.
6.25%, 01/15/12	224,000	238,014

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Exelon Corp.
4.90%, 06/15/15	$608,000	$615,853
Exelon Generation Co. LLC
5.35%, 01/15/14	608,000	638,316
Pacific Gas and Electric Co.
4.80%, 03/01/14	1,184,000	1,258,132
Progress Energy Inc.
7.10%, 03/01/11	1,184,000	1,250,529
TXU Electric Delivery Co.
6.38%, 01/15/15	256,000	283,921
Union Electric Co.
6.70%, 02/01/19	250,000	275,610

		8,483,245

FOOD – 0.65%
General Mills Inc.
6.00%, 02/15/12	256,000	277,991
Kraft Foods Inc.
6.13%, 02/01/18	480,000	523,482
6.25%, 06/01/12	640,000	701,985
Kroger Co. (The)
6.80%, 04/01/11	320,000	342,607
Sara Lee Corp.
6.25%, 09/15/11	192,000	206,293
Unilever Capital Corp.
7.13%, 11/01/10	256,000	273,570

		2,325,928

FOREST PRODUCTS & PAPER – 0.11%
Weyerhaeuser Co.
6.75%, 03/15/12	384,000	395,884

		395,884

GAS – 0.03%
Sempra Energy
6.50%, 06/01/16	108,000	118,445

		118,445

HEALTH CARE - SERVICES – 0.26%
UnitedHealth Group Inc.
4.88%, 03/15/15	256,000	259,507
WellPoint Inc.
5.00%, 01/15/11	640,000	657,214

		916,721

Security	Principal	Value
HOUSEHOLD PRODUCTS & WARES – 0.17%
Fortune Brands Inc.
5.13%, 01/15/11	$608,000	$619,198

		619,198

INSURANCE – 1.08%
Allstate Corp. (The)
5.00%, 08/15/14[a]	320,000	332,186
American International
Group Inc.
5.60%, 10/18/16	640,000	419,200
Berkshire Hathaway
Finance Corp.
4.85%, 01/15/15	1,120,000	1,213,868
Marsh & McLennan
Companies Inc.
5.15%, 09/15/10	608,000	616,694
MetLife Inc.
5.00%, 06/15/15	608,000	629,830
Prudential Financial Inc.
5.10%, 09/20/14	640,000	643,044

		3,854,822

IRON & STEEL – 0.15%
ArcelorMittal
9.00%, 02/15/15[a]	500,000	546,250

		546,250

MACHINERY – 0.26%
Caterpillar Inc.
5.70%, 08/15/16	896,000	943,019

		943,019

MANUFACTURING – 0.35%
General Electric Co.
5.00%, 02/01/13	1,184,000	1,248,828

		1,248,828

MEDIA – 1.20%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	1,184,000	1,371,038
News America Inc.
5.30%, 12/15/14	576,000	614,405
Time Warner Cable Inc.
5.85%, 05/01/17	320,000	332,924

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Time Warner Inc.
6.88%, 05/01/12	$608,000	$665,829
Viacom Inc.
6.25%, 04/30/16	320,000	338,635
6.63%, 05/15/11	256,000	264,960
Walt Disney Co. (The)
6.38%, 03/01/12[a]	640,000	705,847

		4,293,638

MINING – 0.79%
Alcoa Inc.
5.55%, 02/01/17	160,000	148,000
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,184,000	1,254,857
Freeport-McMoRan Copper &
Gold Inc.
8.25%, 04/01/15	500,000	521,250
Rio Tinto Finance USA Ltd.
8.95%, 05/01/14	485,000	562,600
Vale Overseas Ltd.
6.25%, 01/11/16[a]	320,000	338,659

		2,825,366

MULTI-NATIONAL – 1.87%
Asian Development Bank
2.75%, 05/21/14	500,000	502,781
European Investment Bank
4.63%, 05/15/14	3,552,000	3,863,834
Inter-American
Development Bank
5.13%, 09/13/16	1,184,000	1,306,226
International
Bank for Reconstruction and
Development
2.00%, 04/02/12	1,000,000	1,015,111

		6,687,952

OFFICE & BUSINESS EQUIPMENT – 0.18%
Xerox Corp.
6.88%, 08/15/11	608,000	646,301

		646,301

OIL & GAS – 1.28%
Anadarko Petroleum Corp.
5.95%, 09/15/16	576,000	597,637

Security	Principal	Value
Apache Corp.
5.25%, 04/15/13[a]	$320,000	$343,485
Conoco Funding Co.
6.35%, 10/15/11	1,184,000	1,296,110
Devon Financing Corp. ULC
6.88%, 09/30/11	320,000	347,643
Enterprise Products
Operating LP
5.60%, 10/15/14	672,000	693,297
Petrobras International
Finance Co.
7.88%, 03/15/19	250,000	281,875
Transocean Inc.
6.00%, 03/15/18	640,000	681,594
XTO Energy Inc.
6.25%, 04/15/13	320,000	346,939

		4,588,580

OIL & GAS SERVICES – 0.07%
Weatherford International Inc.
6.35%, 06/15/17	256,000	266,271

		266,271

PHARMACEUTICALS – 2.79%
Abbott Laboratories
5.15%, 11/30/12	2,188,000	2,416,131
AmerisourceBergen Corp.
5.88%, 09/15/15	128,000	131,149
AstraZeneca PLC
5.40%, 09/15/12	960,000	1,051,972
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	2,240,000	2,445,083
Medco Health Solutions Inc.
7.13%, 03/15/18	800,000	901,956
Pfizer Inc.
6.20%, 03/15/19	1,548,000	1,743,452
Wyeth
5.50%, 02/01/14	1,184,000	1,293,175

		9,982,918

PIPELINES – 0.09%
Kinder Morgan Energy
Partners LP
6.75%, 03/15/11	320,000	337,998

		337,998

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
REAL ESTATE – 0.09%
ERP Operating LP
5.13%, 03/15/16	$320,000	$305,600

		305,600

REAL ESTATE INVESTMENT TRUSTS – 0.53%
Boston Properties LP
6.25%, 01/15/13[a]	320,000	329,832
ProLogis
5.63%, 11/15/16	256,000	227,840
Simon Property Group LP
5.60%, 09/01/11	1,280,000	1,321,600

		1,879,272

RETAIL – 1.16%
Costco Wholesale Corp.
5.30%, 03/15/12	192,000	207,720
CVS Caremark Corp.
6.30%, 06/01/12	512,000	404,480
Home Depot Inc.
5.40%, 03/01/16	608,000	628,058
McDonald’s Corp.
5.35%, 03/01/18[a]	640,000	682,585
Target Corp.
6.00%, 01/15/18[a]	640,000	701,494
Wal-Mart Stores Inc.
4.55%, 05/01/13[a]	960,000	1,025,326
Yum! Brands Inc.
6.25%, 03/15/18	480,000	514,278

		4,163,941

SOFTWARE – 0.27%
Oracle Corp.
5.25%, 01/15/16	896,000	966,083

		966,083

TELECOMMUNICATIONS – 2.69%
AT&T Inc.
4.95%, 01/15/13	1,120,000	1,193,529
AT&T Wireless Services Inc.
7.88%, 03/01/11	608,000	659,748
Cisco Systems Inc.
5.50%, 02/22/16	1,184,000	1,291,248
Embarq Corp.
7.08%, 06/01/16	448,000	465,920

Security	Principal	Value
France Telecom SA
7.75%, 03/01/11	$608,000	$660,522
Rogers Wireless Inc.
6.38%, 03/01/14	320,000	351,823
SBC Communications Inc.
5.88%, 02/01/12	1,184,000	1,280,531
Telecom Italia Capital SA
4.95%, 09/30/14	500,000	516,018
Telefonica Europe BV
7.75%, 09/15/10	608,000	645,633
Verizon Communications Inc.
5.55%, 02/15/16	1,184,000	1,266,418
Verizon Wireless Capital LLC
8.50%, 11/15/18[b]	500,000	634,028
Vodafone Group PLC
5.75%, 03/15/16	608,000	648,744

		9,614,162

TRANSPORTATION – 0.18%
CSX Corp.
6.75%, 03/15/11[a]	608,000	645,981

		645,981

TOTAL CORPORATE BONDS & NOTES
(Cost: $118,888,700)		125,324,125

FOREIGN GOVERNMENT BONDS & NOTES[c] – 3.03%
Brazil (Federative Republic of)
8.00%, 01/15/18	906,667	1,031,333
Italy (Republic of)
6.00%, 02/22/11	3,552,000	3,805,560
Ontario (Province of)
2.75%, 02/22/11	2,080,000	2,136,202
Poland (Republic of)
6.38%, 07/15/19	250,000	269,140
Quebec (Province of)
5.00%, 03/01/16	1,184,000	1,266,205
United Mexican States
6.38%, 01/16/13	2,144,000	2,331,600

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $10,466,836)		10,840,040

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 60.33%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 15.54%
Federal Home Loan Bank
5.00%, 11/17/17[a]	$680,000	$737,251
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12[a]	11,900,000	12,081,631
3.25%, 02/25/11[a]	4,692,000	4,863,810
4.50%, 01/15/13[a]	18,870,000	20,460,226
Federal National Mortgage Association
1.75%, 03/23/11	8,500,000	8,612,583
2.75%, 03/13/14[a]	4,250,000	4,291,672
5.00%, 04/15/15[a]	3,400,000	3,754,661
5.38%, 06/12/17[a]	680,000	762,914

		55,564,748

U.S. GOVERNMENT OBLIGATIONS – 44.79%
U.S. Treasury Notes
0.88%, 03/31/11[a]	6,800,000	6,815,368
1.88%, 06/15/12[a]	31,110,000	31,515,983
3.13%, 05/15/19[a]	16,150,000	15,764,822
3.63%, 08/15/19	1,360,000	1,385,282
4.75%, 05/15/14[a]	41,446,000	46,071,375
4.88%, 07/31/11	30,192,000	32,452,475
4.88%, 08/15/16[a]	23,392,000	26,174,713

		160,180,018

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $211,396,762)		215,744,766

SHORT-TERM INVESTMENTS – 46.09%

MONEY MARKET FUNDS – 46.09%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.26%[d,e,f]	143,305,564	143,305,564
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.21%[d,e,f]	20,215,508	20,215,508

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08% [d,e]	1,323,453	$1,323,453

		164,844,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $164,844,525)		164,844,525

TOTAL INVESTMENTS IN SECURITIES – 144.49%
(Cost: $505,596,823)		516,753,456

Other Assets, Less Liabilities – (44.49)%		(159,113,228)

NET ASSETS – 100.00%		$357,640,228

FDIC – Federal Deposit Insurance Corporation

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 37.92%

AEROSPACE & DEFENSE – 0.43%
Boeing Co. (The)
5.00%, 03/15/14[a]	$300,000	$324,067
Lockheed Martin Corp.
6.15%, 09/01/36	101,000	111,974
United Technologies Corp.
6.05%, 06/01/36	101,000	110,495

		546,536

AGRICULTURE – 0.52%
Altria Group Inc.
10.20%, 02/06/39	230,000	307,370
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61,000	59,684
Philip Morris International Inc.
5.65%, 05/16/18	230,000	244,552
Reynolds American Inc.
7.25%, 06/15/37	51,000	48,756

		660,362

AUTO MANUFACTURERS – 0.34%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	404,000	429,250

		429,250

BANKS – 5.78%
Bank of America Corp.
4.88%, 01/15/13	202,000	204,388
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	3,000,000	3,111,043
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	230,000	240,024
BB&T Corp.
6.85%, 04/30/19	184,000	201,644
Deutsche Bank AG London
6.00%, 09/01/17	202,000	215,143
HSBC Holdings PLC
6.50%, 05/02/36	202,000	206,315
KfW
5.13%, 03/14/16	605,000	669,384

Security	Principal	Value
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	$202,000	$213,827
National City Corp.
4.90%, 01/15/15	230,000	232,240
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	404,000	355,513
UBS AG Stamford
5.88%, 12/20/17[a]	250,000	247,904
US Bank N.A.
4.80%, 04/15/15	184,000	188,514
Wachovia Corp./ Wells Fargo & Co.
5.30%, 10/15/11	303,000	319,569
5.75%, 06/15/17	505,000	527,386
Wells Fargo & Co.
4.88%, 01/12/11	339,000	352,357

		7,285,251

BEVERAGES – 0.62%
Coca-Cola Co. (The)
5.35%, 11/15/17	103,000	111,492
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	61,000	78,705
Diageo Capital PLC
5.88%, 09/30/36	81,000	87,259
Pepsi Bottling Group Inc.
7.00%, 03/01/29	101,000	122,661
PepsiCo Inc.
7.90%, 11/01/18	300,000	377,106

		777,223

BIOTECHNOLOGY – 0.20%
Amgen Inc.
5.70%, 02/01/19	230,000	252,782

		252,782

BUILDING MATERIALS – 0.16%
CRH America Inc.
5.30%, 10/15/13	202,000	199,980

		199,980

CHEMICALS – 0.40%
Dow Chemical Co. (The)
6.00%, 10/01/12	404,000	423,888

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	$81,000	$86,010

		509,898

COMMERCIAL SERVICES – 0.14%
McKesson Corp.
5.70%, 03/01/17	61,000	63,825
Western Union Co.
5.40%, 11/17/11	101,000	107,862

		171,687

COMPUTERS – 0.67%
Hewlett-Packard Co.
4.75%, 06/02/14	275,000	293,247
International Business Machines Corp.
4.75%, 11/29/12	202,000	218,056
5.70%, 09/14/17	300,000	327,148

		838,451

COSMETICS & PERSONAL CARE – 0.04%
Procter & Gamble Co. (The)
5.55%, 03/05/37	51,000	54,122

		54,122

DIVERSIFIED FINANCIAL SERVICES – 6.54%
American Express Co.
6.80%, 09/01/16	81,000	59,940
8.15%, 03/19/38	303,000	354,988
Associates Corp. of North America
6.95%, 11/01/18	303,000	293,937
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	202,000	216,591
BP Capital Markets PLC
5.25%, 11/07/13	300,000	327,676
Capital One Financial Corp.
5.70%, 09/15/11	202,000	208,727
Citigroup Inc.
5.13%, 02/14/11	230,000	233,670
6.00%, 10/31/33	202,000	156,728
8.50%, 05/22/19	230,000	251,401
Countrywide Financial Corp.
5.80%, 06/07/12	101,000	105,166

Security	Principal	Value
Credit Suisse (USA) Inc.
5.25%, 03/02/11	$230,000	$239,680
5.38%, 03/02/16	222,000	227,773
General Electric Capital Corp.
5.63%, 09/15/17	303,000	302,447
5.88%, 01/14/38	202,000	177,889
6.75%, 03/15/32	283,000	280,333
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	293,000	304,412
6.75%, 10/01/37	367,000	363,226
6.88%, 01/15/11	275,000	292,150
HSBC Finance Corp.
5.50%, 01/19/16	505,000	510,293
International Lease Finance Corp.
5.63%, 09/20/13	172,000	129,000
John Deere Capital Corp.
7.00%, 03/15/12	152,000	168,813
JPMorgan Chase & Co.
5.38%, 10/01/12[a]	303,000	326,098
5.75%, 01/02/13	303,000	322,881
JPMorgan Chase Capital XV
5.88%, 03/15/35	454,000	372,280
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	202,000	212,124
6.11%, 01/29/37	300,000	261,665
6.40%, 08/28/17[a]	303,000	302,005
Morgan Stanley
5.05%, 01/21/11	202,000	208,752
5.75%, 10/18/16	555,000	566,228
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	293,000	322,947
SLM Corp.
5.38%, 05/15/14	202,000	141,400

		8,241,220

ELECTRIC – 3.36%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,160,000	1,261,555
Constellation Energy Group Inc.
4.55%, 06/15/15	152,000	143,890

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Dominion Resources Inc.
5.15%, 07/15/15	$293,000	$308,247
Duke Capital LLC
6.25%, 02/15/13	152,000	162,468
Duke Energy Corp.
6.25%, 01/15/12	101,000	107,319
Duke Energy Ohio Inc.
5.45%, 04/01/19	300,000	324,326
Exelon Corp.
4.90%, 06/15/15	162,000	164,092
Exelon Generation Co. LLC
5.35%, 01/15/14	152,000	159,579
FirstEnergy Corp.
7.38%, 11/15/31	202,000	223,045
FPL Group Capital Inc.
5.63%, 09/01/11	101,000	107,564
Indiana Michigan Power Co.
7.00%, 03/15/19	184,000	210,096
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	202,000	214,180
Pacific Gas and Electric Co.
4.80%, 03/01/14	182,000	193,395
Progress Energy Inc.
7.10%, 03/01/11	293,000	309,464
PSEG Power LLC
8.63%, 04/15/31	61,000	80,408
Southern California Edison Co.
6.00%, 01/15/34	142,000	157,959
TXU Electric Delivery Co.
7.00%, 09/01/22	101,000	115,120

		4,242,707

ENVIRONMENTAL CONTROL – 0.04%
Waste Management Inc.
7.00%, 07/15/28	41,000	44,223

		44,223

FOOD – 0.52%
Kraft Foods Inc.
6.13%, 02/01/18	300,000	327,176
Kroger Co. (The)
5.50%, 02/01/13	101,000	107,309

Security	Principal	Value
Unilever Capital Corp.
5.90%, 11/15/32	$202,000	$219,987

		654,472

FOREST PRODUCTS & PAPER – 0.13%
Weyerhaeuser Co.
7.38%, 03/15/32	202,000	169,680

		169,680

GAS – 0.05%
ONEOK Inc.
6.00%, 06/15/35	61,000	58,063

		58,063

HEALTH CARE - PRODUCTS – 0.13%
Johnson & Johnson
5.55%, 08/15/17	150,000	165,673

		165,673

HEALTH CARE - SERVICES – 0.48%
UnitedHealth Group Inc.
5.38%, 03/15/16	230,000	229,642
5.80%, 03/15/36	51,000	46,024
WellPoint Inc.
5.00%, 01/15/11	323,000	331,688

		607,354

HOUSEHOLD PRODUCTS & WARES – 0.31%
Fortune Brands Inc.
5.13%, 01/15/11	101,000	102,860
Kimberly-Clark Corp.
6.13%, 08/01/17[a]	253,000	285,447

		388,307

INSURANCE – 1.11%
Allstate Corp. (The)
5.55%, 05/09/35	202,000	194,440
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	202,000	218,930
Marsh & McLennan Companies Inc.
5.15%, 09/15/10[a]	202,000	204,888
MetLife Inc.
5.00%, 06/15/15	404,000	418,506
Prudential Financial Inc.
5.70%, 12/14/36	101,000	88,046

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Travelers Companies Inc. (The)
5.80%, 05/15/18	$250,000	$271,244

		1,396,054

MACHINERY – 0.34%
Caterpillar Inc.
5.70%, 08/15/16	404,000	425,201

		425,201

MANUFACTURING – 0.34%
General Electric Co.
5.00%, 02/01/13[a]	404,000	426,120

		426,120

MEDIA – 1.77%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	293,000	339,286
Comcast Corp.
6.45%, 03/15/37	202,000	216,101
News America Inc.
5.30%, 12/15/14	293,000	312,536
Time Warner Cable Inc.
6.55%, 05/01/37	81,000	85,472
7.50%, 04/01/14	230,000	263,482
Time Warner Inc.
6.88%, 05/01/12	162,000	177,408
7.70%, 05/01/32	202,000	223,279
Viacom Inc.
6.25%, 04/30/16	101,000	106,882
7.88%, 07/30/30	202,000	181,800
Walt Disney Co. (The)
6.38%, 03/01/12	293,000	323,146

		2,229,392

MINING – 0.80%
Alcoa Inc.
5.55%, 02/01/17	61,000	56,425
5.95%, 02/01/37	61,000	46,665
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	293,000	310,535
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	255,000	265,837
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	138,000	164,220

Security	Principal	Value
Vale Overseas Ltd.
6.25%, 01/23/17[a]	$152,000	$160,147

		1,003,829

MULTI-NATIONAL – 2.25%
Asian Development Bank
2.75%, 05/21/14	459,000	461,553
European Investment Bank
2.63%, 05/16/11	1,100,000	1,130,426
4.63%, 05/15/14	605,000	658,114
Inter-American Development Bank
5.13%, 09/13/16	303,000	334,279
International Bank for Reconstruction and Development
2.00%, 04/02/12	250,000	253,778

		2,838,150

OFFICE & BUSINESS EQUIPMENT – 0.17%
Xerox Corp.
6.88%, 08/15/11	202,000	214,725

		214,725

OIL & GAS – 1.96%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202,000	209,588
Apache Corp.
5.25%, 04/15/13	101,000	108,412
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61,000	63,909
ConocoPhillips Holding Co.
6.95%, 04/15/29	404,000	461,479
Devon Energy Corp.
7.95%, 04/15/32	202,000	249,458
EnCana Holdings Finance Corp.
5.80%, 05/01/14	300,000	324,199
Enterprise Products Operating LP
5.60%, 10/15/14	222,000	229,036
Hess Corp.
7.13%, 03/15/33	51,000	54,929
Pemex Project Funding Master Trust
6.63%, 06/15/35	202,000	185,840

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Shell International Finance BV
6.38%, 12/15/38	$100,000	$117,864
Suncor Energy Inc.
6.10%, 06/01/18	150,000	155,609
Valero Energy Corp.
7.50%, 04/15/32	101,000	96,941
XTO Energy Inc.
6.38%, 06/15/38	202,000	212,811

		2,470,075

OIL & GAS SERVICES – 0.14%
Weatherford International Ltd.
9.63%, 03/01/19	150,000	181,614

		181,614

PHARMACEUTICALS – 2.11%
Abbott Laboratories
5.60%, 05/15/11	253,000	271,143
5.88%, 05/15/16	101,000	111,703
AmerisourceBergen Corp.
5.88%, 09/15/15	101,000	103,485
AstraZeneca PLC
5.40%, 09/15/12	202,000	221,352
Bristol-Myers Squibb Co.
5.88%, 11/15/36	101,000	110,045
Eli Lilly and Co.
5.55%, 03/15/37	81,000	86,207
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	358,000	390,777
Merck & Co. Inc.
4.75%, 03/01/15	300,000	324,198
Pfizer Inc.
7.20%, 03/15/39	230,000	291,494
Schering-Plough Corp.
5.35%, 12/01/13	300,000	327,895
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101,000	108,139
Wyeth
5.50%, 02/01/14	293,000	320,017

		2,666,455

Security	Principal	Value
PIPELINES – 0.33%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	$142,000	$144,143
6.75%, 03/15/11	51,000	53,868
TransCanada PipeLines Ltd.
7.13%, 01/15/19[a]	184,000	213,660

		411,671

REAL ESTATE INVESTMENT TRUSTS – 0.48%
ProLogis
5.63%, 11/15/16	101,000	89,890
Simon Property Group LP
5.60%, 09/01/11	505,000	521,412

		611,302

RETAIL – 1.28%
Costco Wholesale Corp.
5.50%, 03/15/17	81,000	87,184
CVS Caremark Corp.
6.13%, 08/15/16	61,000	66,282
Home Depot Inc.
5.40%, 03/01/16	202,000	208,664
5.88%, 12/16/36	103,000	98,842
Target Corp.
7.00%, 01/15/38	303,000	347,127
Wal-Mart Stores Inc.
4.55%, 05/01/13	757,000	808,512

		1,616,611

SOFTWARE – 0.17%
Oracle Corp.
5.25%, 01/15/16	202,000	217,800

		217,800

TELECOMMUNICATIONS – 3.19%
AT&T Inc.
6.55%, 02/15/39	300,000	325,649
AT&T Wireless Services Inc.
7.88%, 03/01/11	404,000	438,386
BellSouth Corp.
6.00%, 11/15/34[a]	202,000	202,444
British Telecom PLC
8.63%, 12/15/30	81,000	102,399
Cisco Systems Inc.
5.50%, 02/22/16	101,000	110,149

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Principal	Value
Deutsche Telekom International Finance AG
8.75%, 06/15/30	$61,000	$80,749
Embarq Corp.
7.08%, 06/01/16	202,000	210,080
France Telecom SA
8.50%, 03/01/31	202,000	272,141
Qwest Corp.
6.88%, 09/15/33	31,000	23,870
8.88%, 03/15/12	81,000	83,430
Rogers Wireless Inc.
6.38%, 03/01/14	61,000	67,066
SBC Communications Inc.
5.88%, 02/01/12	404,000	436,938
Telecom Italia Capital SA
5.25%, 10/01/15	230,000	236,578
Telefonica Europe BV
8.25%, 09/15/30	202,000	260,749
Verizon Communications Inc.
5.55%, 02/15/16	202,000	216,061
7.35%, 04/01/39	184,000	221,638
Verizon Global Funding Corp.
7.25%, 12/01/10	293,000	311,198
Verizon Wireless Capital LLC
5.55%, 02/01/14[b]	230,000	250,689
Vodafone Group PLC
5.75%, 03/15/16	162,000	172,856

		4,023,070

TRANSPORTATION – 0.62%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	202,000	221,077
CSX Corp.
6.75%, 03/15/11	202,000	214,619
Norfolk Southern Corp.
7.05%, 05/01/37	51,000	62,313
Union Pacific Corp.
7.88%, 01/15/19	230,000	280,851

		778,860

TOTAL CORPORATE BONDS & NOTES
(Cost: $45,716,757)		47,808,170

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES[c] – 3.17%
Brazil (Federative Republic of)
8.00%, 01/15/18	$810,333	$921,754
Italy (Republic of)
6.00%, 02/22/11	1,009,000	1,081,028
Ontario (Province of)
4.95%, 11/28/16	440,000	475,392
Poland (Republic of)
6.38%, 07/15/19	250,000	269,140
Quebec (Province of)
5.00%, 03/01/16	202,000	216,025
7.50%, 09/15/29[a]	202,000	263,686
United Mexican States
6.38%, 01/16/13	293,000	318,637
7.50%, 04/08/33	404,000	455,510

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $3,886,892)		4,001,172

MUNICIPAL DEBT OBLIGATIONS – 0.35%

ILLINOIS – 0.35%
Illinois State
5.10%, 06/01/33	480,000	434,179

		434,179

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $445,058)		434,179

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 56.61%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 13.81%
Federal Home Loan Bank
1.63%, 01/21/11[a]	4,800,000	4,861,608
Federal Home Loan
Mortgage Corp.
2.13%, 03/23/12[a]	1,560,000	1,583,810
4.50%, 01/15/13[a]	2,970,000	3,220,290
4.50%, 01/15/15[a]	1,500,000	1,619,555
4.88%, 06/13/18	504,000	545,983
6.25%, 07/15/32[a]	963,000	1,175,303

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2009

Security	Shares or Principal	Value
Federal National Mortgage Association
2.75%, 03/13/14	$2,520,000	$2,544,709
5.00%, 04/15/15	1,680,000	1,855,244

		17,406,502

U.S. GOVERNMENT OBLIGATIONS – 42.80%
U.S. Treasury Bonds
4.38%, 02/15/38[a]	3,780,000	3,899,448
7.63%, 02/15/25[a]	3,720,000	5,251,971
8.13%, 08/15/19[a]	2,760,000	3,813,520
U.S. Treasury Notes
1.25%, 11/30/10[a]	8,676,000	8,751,307
1.38%, 04/15/12[a]	7,836,000	7,849,086
4.63%, 12/31/11	6,867,000	7,408,395
4.63%, 11/15/16[a]	6,348,000	6,992,132
4.75%, 05/15/14[a]	9,000,000	10,004,400

		53,970,259

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $70,030,126)		71,376,761

SHORT-TERM INVESTMENTS – 38.20%

MONEY MARKET FUNDS – 38.20%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.26% [d,e,f]	41,755,878	41,755,878
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.21%[d,e,f]	5,890,325	5,890,325
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08%[d,e]	524,354	524,354

		48,170,557

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,170,557)		48,170,557

Value
TOTAL INVESTMENTS IN SECURITIES – 136.25%
(Cost: $168,249,390)	$171,790,839

Other Assets, Less Liabilities – (36.25)%	(45,703,618)

NET ASSETS – 100.00%	$126,087,221

FDIC – Federal Deposit Insurance Corporation

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

August 31, 2009

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 99.20%

MORTGAGE-BACKED SECURITIES – 99.20%
Federal Home Loan Mortgage Corp.
0.57%, 06/15/33	$221,324	$219,281
4.50%, 09/01/24[a]	76,205,000	78,288,730
4.50%, 09/01/39[a]	186,500,000	187,345,078
5.00%, 09/01/24[a]	67,425,000	70,206,281
5.00%, 09/01/39[a]	110,280,000	113,192,081
5.00%, 12/01/33	1,409,056	1,476,602
5.50%, 09/01/24[a]	40,300,000	42,365,375
5.50%, 09/01/39[a]	146,315,000	152,441,941
6.00%, 09/01/39[a]	96,250,000	101,363,281
Federal National Mortgage Association
4.00%, 09/01/39[a]	58,405,000	57,118,265
4.50%, 09/01/24[a]	58,125,000	59,759,766
5.00%, 09/01/24[a]	32,550,000	33,923,203
5.00%, 09/01/39[a]	102,300,000	104,969,391
5.50%, 09/01/24[a]	47,275,000	49,734,777
5.50%, 09/01/39[a]	195,100,000	203,056,422
6.00%, 09/01/39[a]	119,970,000	126,212,189
6.50%, 09/01/39[a]	89,500,000	95,709,063
Government National Mortgage Association
0.57%, 05/16/29	1,344,384	1,317,183
5.00%, 09/01/39[a]	64,325,000	66,194,445
5.50%, 09/01/39[a]	34,875,000	36,417,129
6.00%, 09/01/39[a]	48,825,000	51,464,602

		1,632,775,085

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $1,612,960,540)		1,632,775,085

Security	Shares	Value
SHORT-TERM INVESTMENTS – 98.56%

MONEY MARKET FUNDS – 98.56%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.21%[b,c]	435,452,738	$435,452,738
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%[b,c]	1,186,882,361	1,186,882,361

		1,622,335,099

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,622,335,099)		1,622,335,099

TOTAL INVESTMENTS IN SECURITIES – 197.76%
(Cost: $3,235,295,639)		3,255,110,184

Other Assets, Less Liabilities – (97.76)%		(1,609,093,720)

NET ASSETS – 100.00%		$1,646,016,464

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

August 31, 2009

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 93.44%
Federal Home Loan Bank
1.63%, 07/27/11[a]	$7,800,000	$7,870,892
3.63%, 10/18/13	14,000,000	14,683,421
4.00%, 09/06/13	12,000,000	12,751,002
5.00%, 11/17/17[a]	11,000,000	11,926,121
5.38%, 08/19/11[a]	16,000,000	17,326,680
Federal Home Loan Mortgage Corp.
1.75%, 06/15/12	12,500,000	12,524,629
4.38%, 07/17/15	8,000,000	8,559,269
4.50%, 07/15/13	14,000,000	15,212,504
4.88%, 06/13/18	4,300,000	4,658,191
5.25%, 07/18/11[a]	20,000,000	21,558,800
6.25%, 07/15/32[a]	1,920,000	2,343,282
Federal National Mortgage Association
2.88%, 10/12/10	28,360,000	29,091,311
3.63%, 08/15/11	3,800,000	3,986,850
4.13%, 04/15/14	3,100,000	3,311,030
4.75%, 12/15/10[a]	20,540,000	21,629,355
5.00%, 02/13/17	4,000,000	4,393,365
5.38%, 07/15/16	3,800,000	4,267,188
6.63%, 11/15/30[a]	4,400,000	5,545,385

		201,639,275

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $199,311,617)		201,639,275

CORPORATE BONDS & NOTES – 5.53%

BANKS – 5.53%
Bank of America Corp. Series L (FDIC Guaranteed) 3.13%, 06/15/12	11,500,000	11,925,663

		11,925,663

TOTAL CORPORATE BONDS & NOTES
(Cost: $11,889,385)		11,925,663

Security	Shares	Value
SHORT-TERM INVESTMENTS – 39.45%

MONEY MARKET FUNDS – 39.45%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.26%[b,c,d]	73,956,910	$73,956,910
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.21% [b,c,d]	10,432,788	10,432,788
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08%[b,c]	730,842	730,842

		85,120,540

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,120,540)		85,120,540

TOTAL INVESTMENTS IN SECURITIES – 138.42%
(Cost: $296,321,542)		298,685,478

Other Assets, Less Liabilities – (38.42)%		(82,903,500)

NET ASSETS – 100.00%		$215,781,978

FDIC – Federal Deposit Insurance Corporation

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 23.37%

AEROSPACE & DEFENSE – 0.09%
Raytheon Co.
6.40%, 12/15/18[a]	$4,200,000	$4,798,988
United Technologies Corp.
6.13%, 02/01/19	1,996,000	2,242,145
6.13%, 07/15/38[a]	1,996,000	2,211,876

		9,253,009

AGRICULTURE – 0.35%
Altria Group Inc.
9.70%, 11/10/18	19,620,000	23,981,899
Philip Morris International Inc.
5.65%, 05/16/18	2,000,000	2,126,544
Reynolds American Inc.
6.75%, 06/15/17	9,389,000	9,389,000

		35,497,443

AUTO MANUFACTURERS – 0.24%
DaimlerChrysler North America Holding Corp.
7.30%, 01/15/12[a]	23,459,000	25,159,777

		25,159,777

BANKS – 3.72%
Bank of America Corp.
4.88%, 01/15/13	23,459,000	23,736,323
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	60,695,000	62,941,577
Bank of America N.A.
6.00%, 10/15/36[a]	10,000,000	9,034,720
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14[a]	4,990,000	5,207,467
BB&T Corp.
5.20%, 12/23/15[a]	2,959,000	2,911,477
6.85%, 04/30/19	1,798,000	1,970,411
Deutsche Bank AG London
6.00%, 09/01/17	14,079,000	14,995,047
JPMorgan Chase Bank N.A.
5.88%, 06/13/16	23,459,000	24,621,267

Security	Principal	Value
KfW
3.25%, 10/14/11	$56,291,000	$58,673,792
4.88%, 06/17/19[a]	5,400,000	5,855,203
KfW Series G
4.38%, 03/15/18[a]	5,100,000	5,358,453
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	18,769,000	19,867,925
PNC Funding Corp.
5.40%, 06/10/14[a]	998,000	1,049,628
6.70%, 06/10/19[a]	998,000	1,095,182
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	23,459,000	20,643,516
SunTrust Bank
6.00%, 09/11/17	2,246,000	2,102,824
UBS AG Stamford
5.88%, 12/20/17[a]	10,000,000	9,916,159
UBS Preferred Funding Trust II
7.25%, 06/26/11[a]	1,946,000	1,517,880
US Bank N.A.
4.95%, 10/30/14[a]	23,459,000	24,609,161
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	46,911,000	48,358,683
Wells Fargo & Co.
4.88%, 01/12/11	13,459,000	13,989,294
5.00%, 11/15/14[a]	23,459,000	24,225,374

		382,681,363

BEVERAGES – 0.34%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	9,389,000	12,114,105
Diageo Finance BV
5.30%, 10/28/15	14,079,000	14,908,470
Pepsi Bottling Group Inc.
7.00%, 03/01/29[a]	6,575,000	7,985,099

		35,007,674

BUILDING MATERIALS – 0.09%
CRH America Inc.
6.00%, 09/30/16	9,389,000	9,107,330

		9,107,330

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2009

Security	Principal	Value
CHEMICALS – 0.16%
Dow Chemical Co. (The)
8.55%, 05/15/19	$6,194,000	$6,723,171
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16[a]	9,389,000	9,969,728

		16,692,899

COMPUTERS – 0.25%
Hewlett-Packard Co.
4.25%, 02/24/12	4,747,000	4,989,197
International Business Machines Corp.
5.70%, 09/14/17	18,769,000	20,467,465

		25,456,662

COSMETICS & PERSONAL CARE – 0.10%
Procter & Gamble Co. (The)
5.55%, 03/05/37[a]	9,389,000	9,963,697

		9,963,697

DIVERSIFIED FINANCIAL SERVICES – 5.33%
American Express Co.
4.88%, 07/15/13	23,459,000	23,857,575
6.80%, 09/01/16	10,327,000	7,641,980
Ameriprise Financial Inc.
5.35%, 11/15/10	687,000	697,910
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co. 6.95%, 08/10/12	8,451,000	9,427,617
7.25%, 02/01/18[a]	7,513,000	8,577,449
Boeing Capital Corp.
5.80%, 01/15/13[a]	23,459,000	25,714,412
BP Capital Markets PLC
3.63%, 05/08/14	1,600,000	1,642,542
Capital One Financial Corp.
6.15%, 09/01/16[a]	23,459,000	21,694,628
Caterpillar Financial Services Corp.
6.13%, 02/17/14	5,100,000	5,617,073
Citigroup Inc.
6.00%, 02/21/12[a]	39,795,000	40,776,485
8.13%, 07/15/39[a]	15,000,000	15,502,837

Security	Principal	Value
Countrywide Home Loans Inc.
4.00%, 03/22/11	$14,079,000	$14,219,790
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32[a]	23,459,000	27,097,074
General Electric Capital Corp.
5.88%, 02/15/12[a]	23,459,000	24,913,624
6.75%, 03/15/32	23,459,000	23,237,943
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14[a]	46,911,000	48,738,132
6.75%, 10/01/37	9,389,000	9,292,442
Household Finance Corp.
6.38%, 11/27/12[a]	31,911,000	34,212,275
HSBC Finance Corp.
5.50%, 01/19/16	23,459,000	23,704,880
International Lease Finance Corp.
5.75%, 06/15/11	23,459,000	20,174,740
John Deere Capital Corp.
7.00%, 03/15/12[a]	23,459,000	26,053,828
JPMorgan Chase & Co.
5.75%, 01/02/13[a]	23,459,000	24,998,252
Merrill Lynch & Co. Inc.
5.00%, 01/15/15[a]	25,335,000	24,013,816
6.88%, 04/25/18	9,389,000	9,585,072
Morgan Stanley
5.05%, 01/21/11	9,419,000	9,733,852
5.30%, 03/01/13	32,869,000	34,206,364
6.63%, 04/01/18	10,000,000	10,583,482
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12[a]	14,079,000	15,517,977
SLM Corp.
5.38%, 05/15/14	10,327,000	7,228,900

		548,662,951

ELECTRIC – 1.88%
Appalachian Power Co.
7.95%, 01/15/20	5,000,000	6,000,631

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2009

Security	Principal	Value
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	$3,000,000	$3,539,610
Constellation Energy Group Inc.
4.55%, 06/15/15	14,079,000	13,327,790
Dominion Resources Inc.
5.15%, 07/15/15[a]	26,432,000	27,807,451
Duke Capital LLC
6.25%, 02/15/13	23,459,000	25,074,645
Duke Energy Ohio Inc.
5.45%, 04/01/19[a]	5,596,000	6,049,765
Exelon Generation Co. LLC
5.35%, 01/15/14	12,366,000	12,982,587
FirstEnergy Corp.
7.38%, 11/15/31[a]	14,337,000	15,830,702
MidAmerican Energy Holdings Co.
6.13%, 04/01/36[a]	19,043,000	20,191,261
Pacific Gas and Electric Co.
6.05%, 03/01/34	21,742,000	23,705,408
Progress Energy Inc.
7.10%, 03/01/11	23,459,000	24,777,167
Southern California Edison Co.
6.05%, 03/15/39[a]	3,000,000	3,391,466
TXU Electric Delivery Co.
7.00%, 09/01/22	9,389,000	10,701,598

		193,380,081

ENVIRONMENTAL CONTROL – 0.06%
Waste Management Inc.
7.38%, 03/11/19	5,600,000	6,369,077

		6,369,077

FOOD – 0.56%
Kraft Foods Inc.
6.50%, 08/11/17[a]	30,963,000	34,614,799
Kroger Co. (The)
5.50%, 02/01/13[a]	9,389,000	9,975,512
Unilever Capital Corp.
5.90%, 11/15/32[a]	12,203,000	13,289,619

		57,879,930

Security	Principal	Value
FOREST PRODUCTS & PAPER – 0.12%
Weyerhaeuser Co.
7.38%, 03/15/32[a]	$14,079,000	$11,826,360

		11,826,360

HEALTH CARE - SERVICES – 0.25%
Aetna Inc.
6.63%, 06/15/36	2,000,000	1,985,562
UnitedHealth Group Inc.
4.88%, 03/15/15	14,079,000	14,271,884
WellPoint Inc.
5.25%, 01/15/16	9,389,000	9,462,642

		25,720,088

INSURANCE – 0.91%
Allstate Corp. (The)
5.55%, 05/09/35	9,389,000	9,037,589
American International Group Inc.
8.25%, 08/15/18	5,000,000	3,925,000
Genworth Financial Inc.
5.75%, 06/15/14	23,459,000	18,063,430
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	23,459,000	23,573,261
MetLife Inc.
5.00%, 06/15/15[a]	23,459,000	24,301,306
Principal Financial Group Inc.
8.88%, 05/15/19	1,198,000	1,358,370
Prudential Financial Inc.
5.10%, 09/20/14	4,699,000	4,721,354
Prudential Financial Inc. Series D
6.00%, 12/01/17	3,000,000	2,999,069
Travelers Companies Inc. (The)
6.25%, 03/15/37	6,575,000	5,523,000

		93,502,379

MANUFACTURING – 0.46%
General Electric Co.
5.25%, 12/06/17[a]	46,911,000	47,524,899

		47,524,899

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2009

Security	Principal	Value
MEDIA – 0.95%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	$23,459,000	$27,164,850
Comcast Corp.
6.45%, 03/15/37	9,389,000	10,044,408
News America Inc.
6.20%, 12/15/34	14,079,000	13,757,498
Time Warner Cable Inc.
6.55%, 05/01/37[a]	9,389,000	9,907,395
Time Warner Inc.
7.70%, 05/01/32	14,079,000	15,562,135
Viacom Inc.
6.25%, 04/30/16	12,203,000	12,913,625
7.88%, 07/30/30	9,389,000	8,450,100

		97,800,011

MINING – 0.48%
Alcoa Inc.
6.00%, 01/15/12[a]	14,079,000	14,360,580
BHP Billiton Finance
(USA) Ltd.
4.80%, 04/15/13	9,389,000	9,950,887
Freeport-McMoRan
Copper & Gold Inc.
8.38%, 04/01/17	4,905,000	5,113,463
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	9,027,000	10,742,131
Vale Overseas Ltd.
6.88%, 11/21/36	9,389,000	9,434,818

		49,601,879

MULTI-NATIONAL – 0.90%
Asian Development Bank
2.75%, 05/21/14	8,190,000	8,235,559
European Investment Bank
4.63%, 05/15/14[a]	46,911,000	51,029,364
Inter-American
Development Bank
4.38%, 09/20/12	19,290,000	20,626,699

Security	Principal	Value
International Bank for Reconstruction and Development
2.00%, 04/02/12	$9,980,000	$10,130,804
International Finance Corp. Series G
3.00%, 04/22/14	2,994,000	3,046,470

		93,068,896

OIL & GAS – 1.31%
Anadarko Petroleum Corp.
5.95%, 09/15/16[a]	23,459,000	24,340,219
Apache Corp.
5.25%, 04/15/13[a]	6,575,000	7,057,536
Canadian Natural
Resources Ltd.
5.70%, 05/15/17	9,389,000	9,851,293
ConocoPhillips
5.90%, 10/15/32[a]	23,459,000	24,575,346
Enterprise Products
Operating LP
5.60%, 10/15/14	19,043,000	19,646,509
Hess Corp.
6.65%, 08/15/11	23,459,000	25,150,716
Petrobras International
Finance Co.
7.88%, 03/15/19	2,496,000	2,814,240
Shell International
Finance BV
6.38%, 12/15/38	6,300,000	7,425,430
Suncor Energy Inc.
6.10%, 06/01/18	1,200,000	1,244,875
6.85%, 06/01/39	1,200,000	1,274,230
Valero Energy Corp.
9.38%, 03/15/19	3,992,000	4,612,485
XTO Energy Inc.
6.75%, 08/01/37	6,018,000	6,640,997

		134,633,876

PHARMACEUTICALS – 0.94%
Abbott Laboratories
5.13%, 04/01/19	4,935,000	5,238,582
5.88%, 05/15/16	9,389,000	10,383,958

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2009

Security	Principal	Value
AmerisourceBergen Corp.
5.88%, 09/15/15[a]	$14,079,000	$14,425,424
AstraZeneca PLC
6.45%, 09/15/37	9,389,000	10,967,971
Bristol-Myers Squibb Co.
5.88%, 11/15/36[a]	9,389,000	10,229,807
Eli Lilly and Co.
5.55%, 03/15/37	9,389,000	9,992,609
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	4,905,000	5,354,078
Merck & Co. Inc.
5.00%, 06/30/19[a]	3,250,000	3,416,468
Pfizer Inc.
6.20%, 03/15/19	14,811,000	16,681,055
Wyeth
5.50%, 02/01/14[a]	9,389,000	10,254,745

		96,944,697

PIPELINES – 0.36%
Kinder Morgan Energy
Partners LP
6.75%, 03/15/11[a]	9,389,000	9,917,078
6.95%, 01/15/38[a]	19,248,000	20,803,722
TransCanada PipeLines Ltd.
7.13%, 01/15/19[a]	3,900,000	4,528,672
7.63%, 01/15/39	1,498,000	1,848,544

		37,098,016

REAL ESTATE INVESTMENT TRUSTS – 0.32%
Boston Properties LP
6.25%, 01/15/13[a]	23,459,000	24,179,755
Simon Property Group LP
5.10%, 06/15/15	9,389,000	9,253,601

		33,433,356

RETAIL – 0.91%
CVS Caremark Corp.
6.30%, 06/01/12	808,000	638,320
Home Depot Inc.
5.40%, 03/01/16	23,459,000	24,232,910
Target Corp.
7.00%, 01/15/38	18,769,000	21,502,406

Security	Principal	Value
Wal-Mart Stores Inc.
4.55%, 05/01/13[a]	$23,459,000	$25,055,338
6.50%, 08/15/37	19,248,000	22,185,313

		93,614,287

SOFTWARE – 0.15%
Oracle Corp.
5.25%, 01/15/16	14,079,000	15,180,221

		15,180,221

TELECOMMUNICATIONS – 1.91%
AT&T Wireless Services Inc.
7.88%, 03/01/11	11,265,000	12,223,796
BellSouth Corp.
6.00%, 11/15/34[a]	23,459,000	23,510,550
Cisco Systems Inc.
5.25%, 02/22/11[a]	9,389,000	9,924,461
5.90%, 02/15/39	5,400,000	5,727,713
Deutsche Telekom
International Finance AG
8.75%, 06/15/30[a]	9,389,000	12,428,753
Embarq Corp.
7.08%, 06/01/16	14,079,000	14,642,160
France Telecom SA
4.38%, 07/08/14	1,600,000	1,673,440
5.38%, 07/08/19	1,600,000	1,690,352
Qwest Corp.
8.88%, 03/15/12	9,389,000	9,670,670
SBC Communications Inc.
5.88%, 02/01/12	23,459,000	25,371,593
Telecom Italia Capital SA
7.72%, 06/04/38	6,018,000	6,939,842
Telefonica Emisiones SAU
5.98%, 06/20/11[a]	2,496,000	2,671,945
7.05%, 06/20/36	1,498,000	1,777,079
Verizon Global
Funding Corp.
7.75%, 12/01/30[a]	23,459,000	28,407,036
Verizon Wireless
Capital LLC
5.55%, 02/01/14[a,b]	22,701,000	24,742,997
Vodafone Group PLC
5.63%, 02/27/17	14,079,000	14,890,255

		196,292,642

76	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2009

Security	Principal	Value
TRANSPORTATION – 0.23%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37[a]	$4,699,000	$5,142,787
CSX Corp.
6.00%, 10/01/36	14,079,000	14,111,573
Norfolk Southern Corp.
7.90%, 05/15/97[a]	4,000,000	4,726,080

		23,980,440

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,325,012,940)		2,405,333,940

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.00%

MORTGAGE-BACKED SECURITIES – 1.00%
GS Mortgage Securities Corp. II Series
2007-GG10 Class A4
6.00%, 08/10/45	130,000,000	102,754,084

		102,754,084

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $90,080,469)		102,754,084

FOREIGN GOVERNMENT BONDS & NOTES[c] – 1.75%
Brazil (Federative Republic of)
7.13%, 01/20/37[a]	14,079,000	15,680,486
8.00%, 01/15/18[a]	13,296,833	15,125,148
Export Development Canada
2.63%, 03/15/11[a]	4,192,000	4,305,078
Italy (Republic of)
5.25%, 09/20/16[a]	23,459,000	25,108,785
6.00%, 02/22/11[a]	23,459,000	25,133,626
Ontario (Province of)
2.63%, 01/20/12	10,000,000	10,244,222
4.10%, 06/16/14	4,990,000	5,247,322
Quebec (Province of)
7.50%, 09/15/29	23,459,000	30,622,842

Security	Principal	Value
United Mexican States
5.63%, 01/15/17[a]	$23,459,000	$23,781,561
6.38%, 01/16/13[a]	14,079,000	15,310,913
6.75%, 09/27/34[a]	9,389,000	9,735,266

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $175,971,219)		180,295,249

MUNICIPAL DEBT OBLIGATIONS – 0.28%

ILLINOIS – 0.28%
Illinois State
5.10%, 06/01/33	31,345,000	28,352,806

		28,352,806

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $29,233,131)		28,352,806

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 72.32%

MORTGAGE-BACKED SECURITIES – 37.83%
Federal Home Loan Mortgage Corp.
4.50%, 09/01/24[d]	142,285,000	146,175,605
4.50%, 09/01/39[d]	444,195,000	446,207,759
5.00%, 09/01/24[d]	152,235,000	158,514,694
5.00%, 09/01/39[d]	244,520,000	250,976,856
5.50%, 09/01/24[d]	89,550,000	94,139,437
5.50%, 09/01/39[d]	299,245,000	311,775,884
6.00%, 09/01/39[d]	221,685,000	233,462,016
Federal National Mortgage Association
4.00%, 09/01/39[d]	139,535,000	136,460,870
4.50%, 09/01/24[d]	160,195,000	164,700,484
5.00%, 09/01/24[d]	89,550,000	93,327,891
5.00%, 09/01/39[d]	268,650,000	275,660,086
5.50%, 09/01/24[d]	105,470,000	110,957,736
5.50%, 09/01/39[d]	453,470,000	471,963,073
5.52%, 02/01/36	26,417,940	27,624,976
6.00%, 09/01/39[d]	278,600,000	293,095,906
6.50%, 09/01/39[d]	247,050,000	264,189,094

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2009

Security	Principal	Value
Government National Mortgage Association
5.00%, 09/01/39[d]	$144,275,000	$148,467,992
5.50%, 09/01/39[d]	130,345,000	136,108,693
6.00%, 09/01/39[d]	122,385,000	129,001,439

		3,892,810,491

U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.35%
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12[a]	79,600,000	80,814,943
3.25%, 02/25/11[a]	174,125,000	180,501,022
4.13%, 10/18/10[a]	179,100,000	186,282,018
4.50%, 01/15/13[a]	203,975,000	221,164,524
4.88%, 11/18/11[a]	84,575,000	91,212,387
6.25%, 07/15/32[a]	22,885,000	27,930,216
Federal National Mortgage Association
5.00%, 04/15/15[a]	64,675,000	71,421,379
5.00%, 05/11/17[a]	93,530,000	102,620,817

		961,947,306

U.S. GOVERNMENT OBLIGATIONS – 25.14%
U.S. Treasury Bonds
4.38%, 02/15/38[a]	8,955,000	9,237,978
4.50%, 05/15/38[a]	77,610,000	81,727,992
5.00%, 05/15/37[a]	12,935,000	14,678,249
6.25%, 05/15/30[a]	31,840,000	41,074,557
7.50%, 11/15/16[a]	225,865,000	289,764,467
7.63%, 02/15/25[a]	152,235,000	214,928,428
8.13%, 08/15/19[a]	159,200,000	219,968,240
U.S. Treasury Notes
1.38%, 04/15/12[a]	289,545,000	290,028,540
1.75%, 11/15/11[a]	124,375,000	126,087,643
1.75%, 08/15/12	79,600,000	80,224,863
2.00%, 09/30/10[a]	169,150,000	171,952,812
3.38%, 07/31/13[a]	199,000,000	210,124,092
3.75%, 11/15/18[a]	169,150,000	173,703,508
4.75%, 05/15/14[a]	370,140,000	411,447,639
5.00%, 08/15/11[a]	233,825,000	252,306,544

		2,587,255,552

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $7,306,618,820)		7,442,013,349

Security	Shares	Value
SHORT-TERM INVESTMENTS – 70.35%

MONEY MARKET FUNDS – 70.35%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.26%[e,f,g]	2,949,135,305	$2,949,135,305
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.21%[e,f,g]	3,131,279,114	3,131,279,114
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%[e,f]	1,158,548,170	1,158,548,170

		7,238,962,589

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,238,962,589)		7,238,962,589

TOTAL INVESTMENTS IN SECURITIES – 169.07%
(Cost: $17,165,879,168)		17,397,712,017

Other Assets, Less Liabilities – (69.07)%		(7,107,702,287)

NET ASSETS – 100.00%		$10,290,009,730

FDIC – Federal Deposit Insurance Corporation

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	To-be-announced (TBA). See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

78	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 95.53%

ADVERTISING – 0.21%
Interpublic Group of Companies Inc.
10.00%, 07/15/17[a]	$5,500,000	$5,733,750
Lamar Media Corp.
6.63%, 08/15/15[b]	2,500,000	2,225,000

		7,958,750

AEROSPACE & DEFENSE – 1.86%
L-3 Communications Corp.
6.38%, 10/15/15	74,263,000	69,877,203

		69,877,203

AUTO PARTS & EQUIPMENT – 0.34%
Goodyear Tire & Rubber Co. (The)
10.50%, 05/15/16[b]	5,950,000	6,331,172
TRW Automotive Inc.
7.00%, 03/15/14[a]	3,000,000	2,580,000
7.25%, 03/15/17[a,b]	4,720,000	3,894,000

		12,805,172

BEVERAGES – 1.77%
Constellation Brands Inc.
7.25%, 05/15/17[b]	68,854,000	66,700,877

		66,700,877

BUILDING MATERIALS – 2.58%
Hanson Ltd.
6.13%, 08/15/16	1,230,000	953,250
Nortek Inc.
10.00%, 12/01/13	54,854,000	51,157,831
Ply Gem Industries Inc.
11.75%, 06/15/13[b]	52,457,000	43,408,167
USG Corp.
9.50%, 01/15/18	1,750,000	1,612,634

		97,131,882

CHEMICALS – 0.29%
Hexion U.S. Finance Corp/ Hexion Nova Scotia Finance ULC
9.75%, 11/15/14[b]	2,250,000	1,687,500
Momentive Performance Materials Inc.
9.75%, 12/01/14	2,500,000	1,587,500

Security	Principal	Value
Nalco Co.
8.25%, 05/15/17[a,b]	$5,340,000	$5,553,600
8.88%, 11/15/13	2,240,000	2,251,200

		11,079,800

COAL – 1.94%
Arch Western Finance LLC
6.75%, 07/01/13[b]	5,105,000	4,875,275
Peabody Energy Corp.
7.38%, 11/01/16[b]	68,596,000	68,300,756

		73,176,031

COMMERCIAL SERVICES – 2.48%
ARAMARK Corp.
8.50%, 02/01/15[b]	8,760,000	8,497,200
Ceridian Corp.
11.25%, 11/15/15	5,200,000	4,394,000
Corrections Corp. of America
7.75%, 06/01/17	1,500,000	1,477,976
Hertz Corp. (The)
8.88%, 01/01/14[b]	69,519,000	66,595,013
RSC Equipment Rental Inc.
9.50%, 12/01/14	10,000,000	8,925,000
10.00%, 07/15/17[a]	2,000,000	2,090,000
United Rentals (North America) Inc.
10.88%, 06/15/16[a,b]	1,500,000	1,515,000

		93,494,189

COMPUTERS – 2.02%
SunGard Data Systems Inc.
9.13%, 08/15/13	77,121,000	76,186,846

		76,186,846

DISTRIBUTION & WHOLESALE – 0.11%
KAR Holdings Inc.
8.75%, 05/01/14	2,100,000	1,966,125
10.00%, 05/01/15	2,500,000	2,267,847

		4,233,972

DIVERSIFIED FINANCIAL SERVICES – 2.66%
E*TRADE Financial Corp.
7.38%, 09/15/13	3,150,000	2,679,617
Ford Motor Credit Co. LLC
7.80%, 06/01/12	46,380,000	42,813,878
8.00%, 06/01/14[b]	8,300,000	7,589,351

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2009

Security	Principal	Value
8.00%, 12/15/16[b]	$11,050,000	$9,673,775
12.00%, 05/15/15[b]	6,550,000	6,791,682
GMAC LLC
6.75%, 12/01/14[a]	8,000,000	6,600,000
7.50%, 12/31/13[a]	2,150,000	1,773,750
8.00%, 12/31/18[a]	5,075,000	3,692,062
Nuveen Investments Inc.
10.50%, 11/15/15[a]	6,500,000	4,858,750
Petroplus Finance Ltd.
6.75%, 05/01/14[a,b]	3,445,000	3,100,500
7.00%, 05/01/17[a,b]	2,515,000	2,181,762
Residential Capital LLC
9.63%, 05/15/15	13,100,000	8,449,500

		100,204,627

ELECTRIC – 8.08%
AES Corp. (The)
8.00%, 10/15/17[b]	67,366,000	64,797,328
Calpine Construction Finance Co. LP
8.00%, 06/01/16[a,b]	4,800,000	4,764,000
Edison Mission Energy
7.00%, 05/15/17[b]	75,008,000	57,701,595
Energy Future Holdings Corp.
10.88%, 11/01/17	25,300,000	18,126,546
Intergen NV
9.00%, 06/30/17[a]	9,795,000	9,550,125
Mirant North America LLC
7.38%, 12/31/13	4,500,000	4,335,000
NRG Energy Inc.
7.38%, 02/01/16	77,134,000	73,470,135
8.50%, 06/15/19	6,555,000	6,341,962
RRI Energy Inc.
7.63%, 06/15/14	2,000,000	1,837,500
7.88%, 06/15/17	7,150,000	6,317,046
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	75,936,000	51,146,060
TXU Corp.
5.55%, 11/15/14	9,000,000	5,737,500

		304,124,797

Security	Principal	Value
ELECTRONICS – 0.34%
NXP BV/NXP Funding LLC
7.88%, 10/15/14	$6,000,000	$4,170,000
9.50%, 10/15/15[b]	5,600,000	2,877,000
Sanmina-SCI Corp.
6.75%, 03/01/13[b]	5,000,000	4,550,000
8.13%, 03/01/16[b]	1,500,000	1,289,508

		12,886,508

ENTERTAINMENT – 0.34%
AMC Entertainment Inc.
8.75%, 06/01/19[a,b]	3,550,000	3,505,625
WMG Acquisition Corp.
7.38%, 04/15/14	1,650,000	1,495,312
9.50%, 06/15/16[a]	7,500,000	7,790,625

		12,791,562

FOOD – 0.99%
JBS USA LLC/JBS USA Finance Inc.
11.63%, 05/01/14[a]	6,150,000	6,288,375
Smithfield Foods Inc.
7.75%, 07/01/17	2,880,000	2,095,200
10.00%, 07/15/14[a]	3,775,000	3,793,875
SUPERVALU Inc.
7.50%, 11/15/14	4,500,000	4,415,313
8.00%, 05/01/16[b]	9,020,000	8,844,319
Tyson Foods Inc.
7.85%, 04/01/16	5,525,000	5,419,784
10.50%, 03/01/14[b]	5,650,000	6,271,500

		37,128,366

FOREST PRODUCTS & PAPER – 2.00%
Domtar Corp.
10.75%, 06/01/17[b]	2,625,000	2,856,328
Georgia-Pacific Corp.
7.13%, 01/15/17[a,b]	75,513,000	72,398,089

		75,254,417

HEALTH CARE - PRODUCTS – 3.38%
Bausch & Lomb Inc.
9.88%, 11/01/15[b]	44,397,000	44,290,579
Biomet Inc.
11.63%, 10/15/17[b]	59,316,000	62,514,533

80	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2009

Security	Principal	Value
Boston Scientific Corp.
6.25%, 11/15/15	$2,750,000	$2,695,000
6.40%, 06/15/16	3,870,000	3,852,739
DJO Finance LLC
10.88%, 11/15/14[b]	14,360,000	13,745,213

		127,098,064

HEALTH CARE - SERVICES – 8.57%
Community Health Systems Inc.
8.88%, 07/15/15[b]	65,337,000	65,858,708
DaVita Inc.
7.25%, 03/15/15[b]	77,109,000	74,201,883
HCA Inc.
6.38%, 01/15/15[b]	3,770,000	3,279,900
6.50%, 02/15/16	5,000,000	4,289,786
8.50%, 04/15/19[a]	9,000,000	9,123,750
9.25%, 11/15/16	77,109,000	77,558,154
Tenet Healthcare Corp.
9.00%, 05/01/15[a]	15,602,000	16,148,070
10.00%, 05/01/18[a,b]	61,641,000	67,265,741
US Oncology Inc.
9.13%, 08/15/17[a]	4,750,000	4,916,250

		322,642,242

HOLDING COMPANIES - DIVERSIFIED – 0.13%
Capmark Financial Group Inc.
8.30%, 05/10/17[b]	3,000,000	611,250
Leucadia National Corp.
7.13%, 03/15/17[b]	4,600,000	4,178,811

		4,790,061

HOME BUILDERS – 1.57%
Centex Corp.
5.25%, 06/15/15	2,250,000	2,053,125
6.50%, 05/01/16[b]	3,000,000	2,847,375
D.R. Horton Inc.
6.50%, 04/15/16	1,500,000	1,387,500
K. Hovnanian Enterprises Inc.
11.50%, 05/01/13[b]	51,792,000	49,199,934
KB Home
6.25%, 06/15/15	1,296,000	1,195,560
Lennar Corp.
12.25%, 06/01/17[a,b]	2,000,000	2,290,000

		58,973,494

Security	Principal	Value
HOUSEHOLD PRODUCTS & WARES – 0.16%
Jarden Corp.
7.50%, 05/01/17[b]	$6,270,000	$6,029,948

		6,029,948

IRON & STEEL – 1.88%
Steel Dynamics Inc.
7.38%, 11/01/12	71,696,000	70,601,697

		70,601,697

LODGING – 4.54%
Harrah’s Operating Co. Inc.
5.63%, 06/01/15	6,075,000	2,916,000
10.00%, 12/15/18[a,b]	64,117,000	43,706,422
10.00%, 12/15/18[b]	24,300,000	16,564,500
10.75%, 02/01/16	3,000,000	1,931,250
Harrah’s Operating Escrow LLC
11.25%, 06/01/17[a]	5,250,000	5,337,500
MGM MIRAGE
7.63%, 01/15/17	5,000,000	3,522,917
13.00%, 11/15/13[a]	74,542,000	82,927,975
Starwood Hotels & Resorts Worldwide Inc.
6.25%, 02/15/13	4,000,000	3,774,376
6.75%, 05/15/18[b]	3,950,000	3,543,307
7.88%, 10/15/14	6,750,000	6,700,781

		170,925,028

MACHINERY – 1.21%
Terex Corp.
8.00%, 11/15/17[b]	54,764,000	45,641,915

		45,641,915

MANUFACTURING – 1.32%
RBS Global Inc./Rexnord LLC
9.50%, 08/01/14[b]	54,476,000	49,854,052

		49,854,052

MEDIA – 8.20%
Clear Channel Communications Inc.
5.50%, 09/15/14	10,500,000	3,300,937
10.75%, 08/01/16	3,250,000	1,376,781
CSC Holdings Inc.
8.50%, 04/15/14[a,b]	73,508,000	74,334,965
EchoStar DBS Corp.
7.13%, 02/01/16[b]	77,134,000	73,855,805

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2009

Security	Principal	Value
Mediacom Broadband LLC
8.50%, 10/15/15[b]	$3,000,000	$2,929,196
Nielsen Finance LLC/ Nielsen Finance Co.
10.00%, 08/01/14[b]	65,473,000	61,380,937
Quebecor Media Inc.
7.75%, 03/15/16	7,090,000	6,697,271
Sirius XM Radio Inc.
9.63%, 08/01/13	3,150,000	2,764,125
Umbrella Acquisition Inc.
9.75%, 03/15/15[a]	45,535,000	28,762,942
XM Satellite Radio Holdings Inc.
13.00%, 08/01/13[a]	55,718,000	53,280,337

		308,683,296

MINING – 1.26%
Novelis Inc.
7.25%, 02/15/15	8,100,000	6,520,500
Teck Resources Ltd.
9.75%, 05/15/14[b]	13,250,000	14,310,000
10.25%, 05/15/16[a]	300,000	332,250
10.25%, 05/15/16	8,450,000	9,337,250
10.75%, 05/15/19	14,950,000	17,024,312

		47,524,312

OIL & GAS – 7.50%
Chesapeake Energy Corp.
6.25%, 01/15/18	3,500,000	3,045,000
6.50%, 08/15/17	3,050,000	2,721,528
6.88%, 11/15/20[b]	3,050,000	2,611,562
9.50%, 02/15/15	77,231,000	78,504,232
Forest Oil Corp.
7.25%, 06/15/19[b]	6,205,000	5,786,938
8.50%, 02/15/14[a]	3,980,000	3,980,000
Newfield Exploration Co.
7.13%, 05/15/18	3,250,000	3,160,625
OPTI Canada Inc.
8.25%, 12/15/14[b]	59,570,000	39,113,898
Petrohawk Energy Corp.
7.88%, 06/01/15	60,725,000	58,587,970
Pioneer Natural Resources Co.
6.65%, 03/15/17[b]	4,500,000	4,096,406
6.88%, 05/01/18[b]	4,075,000	3,705,366

Security	Principal	Value
Plains Exploration & Production Co.
7.00%, 03/15/17	$1,770,000	$1,626,464
7.63%, 06/01/18[b]	4,625,000	4,359,062
7.75%, 06/15/15	2,500,000	2,410,012
10.00%, 03/01/16	1,050,000	1,110,375
Quicksilver Resources Inc.
8.25%, 08/01/15	2,700,000	2,524,500
11.75%, 01/01/16	5,000,000	5,275,000
Sabine Pass LNG LP
7.50%, 11/30/16[b]	61,585,000	49,935,171
SandRidge Energy Inc.
8.00%, 06/01/18[a]	4,650,000	4,115,250
Tesoro Corp.
6.50%, 06/01/17[b]	4,400,000	3,837,543
6.63%, 11/01/15	2,000,000	1,784,383

		282,291,285

OIL & GAS SERVICES – 0.05%
Compagnie Generale de Geophysique-Veritas
7.50%, 05/15/15	1,000,000	945,312
7.75%, 05/15/17[b]	980,000	926,100

		1,871,412

PACKAGING & CONTAINERS – 2.16%
Berry Plastics Holding Corp.
8.88%, 09/15/14[b]	1,190,000	1,044,597
Crown Americas LLC
7.75%, 11/15/15[b]	75,136,000	74,291,838
Owens-Brockway Glass Container Inc.
6.75%, 12/01/14	3,750,000	3,633,295
7.38%, 05/15/16[a]	2,500,000	2,475,000

		81,444,730

PHARMACEUTICALS – 0.14%
Elan Finance PLC
8.88%, 12/01/13	2,000,000	1,935,000
Omnicare Inc.
6.88%, 12/15/15	3,500,000	3,263,750

		5,198,750

PIPELINES – 3.40%
Dynegy Holdings Inc.
7.75%, 06/01/19[b]	69,598,000	49,583,899

82	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2009

Security	Principal	Value
El Paso Corp.
7.00%, 06/15/17[b]	$77,140,000	$72,536,054
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16	5,000,000	4,562,372
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Series B
8.75%, 04/15/18	1,500,000	1,417,500

		128,099,825

REAL ESTATE – 0.19%
Realogy Corp.
10.50%, 04/15/14[b]	7,400,000	4,272,719
12.38%, 04/15/15[b]	7,000,000	2,800,000

		7,072,719

REAL ESTATE INVESTMENT TRUSTS – 0.61%
Host Hotels & Resorts LP
6.38%, 03/15/15[b]	6,230,000	5,827,419
6.75%, 06/01/16[b]	6,100,000	5,659,671
6.88%, 11/01/14	4,000,000	3,772,667
9.00%, 05/15/17[a,b]	3,550,000	3,616,562
iStar Financial Inc.
5.95%, 10/15/13[b]	4,750,000	1,932,317
8.63%, 06/01/13	5,000,000	2,341,927

		23,150,563

RETAIL – 6.44%
Dollar General Corp.
10.63%, 07/15/15[b]	68,755,000	76,043,929
Inergy LP
8.25%, 03/01/16	3,000,000	2,959,500
Limited Brands Inc.
6.90%, 07/15/17[b]	68,712,000	62,219,680
Michaels Stores Inc.
10.00%, 11/01/14[b]	36,790,000	34,918,309
Neiman Marcus Group Inc.
10.38%, 10/15/15[b]	1,350,000	1,002,030
Rite Aid Corp.
9.50%, 06/15/17[b]	78,795,000	56,338,425
Toys R Us Property Co. I LLC
10.75%, 07/15/17[a,b]	6,500,000	6,597,500

Security	Principal	Value
Wendy’s/Arby’s Restaurants LLC
10.00%, 07/15/16[a,b]	$2,500,000	$2,550,000

		242,629,373

SEMICONDUCTORS – 1.12%
Freescale Semiconductor Inc.
8.88%, 12/15/14[b]	62,968,000	42,293,507

		42,293,507

SOFTWARE – 2.07%
First Data Corp.
9.88%, 09/24/15[b]	76,798,000	65,498,648
9.88%, 09/24/15[a,b]	10,500,000	8,846,250
11.25%, 03/31/16[b]	4,550,000	3,435,250

		77,780,148

TELECOMMUNICATIONS – 11.50%
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.75%, 05/01/17[a]	7,800,000	7,917,000
Citizens Communications Co.
6.25%, 01/15/13[b]	3,000,000	2,833,534
7.13%, 03/15/19	4,400,000	3,979,594
Cricket Communications Inc.
7.75%, 05/15/16[a,b]	9,950,000	9,576,875
9.38%, 11/01/14[b]	8,500,000	7,998,211
Crown Castle International Corp.
9.00%, 01/15/15	5,850,000	6,042,410
Frontier Communications Corp.
8.25%, 05/01/14[b]	4,975,000	4,944,528
Intelsat (Bermuda) Ltd.
11.25%, 06/15/16[b]	76,068,000	78,887,974
Intelsat Subsidiary Holding Co. Ltd.
8.88%, 01/15/15	5,000,000	5,006,250
Level 3 Financing Inc.
9.25%, 11/01/14	66,234,000	54,557,765
MetroPCS Wireless Inc.
9.25%, 11/01/14[b]	9,000,000	8,813,807
9.25%, 11/01/14	4,954,000	4,879,690
Nextel Communications Inc.
5.95%, 03/15/14	9,200,000	7,749,271

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2009

Security	Shares or Principal	Value
Nextel Communications Inc. Series D
7.38%, 08/01/15	$11,730,000	$9,987,387
Nextel Communications Inc. Series E
6.88%, 10/31/13	9,000,000	8,060,178
Qwest Communications International Inc.
7.50%, 02/15/14	6,500,000	6,263,021
Sprint Nextel Corp.
6.00%, 12/01/16	74,453,000	62,053,818
Virgin Media Finance PLC
8.75%, 04/15/14	3,000,000	3,042,188
9.13%, 08/15/16	7,000,000	7,075,833
Virgin Media Finance PLC Series 1
9.50%, 08/15/16[b]	4,750,000	4,896,900
West Corp.
9.50%, 10/15/14[b]	55,254,000	50,823,128
11.00%, 10/15/16	2,000,000	1,832,813
Windstream Corp.
8.63%, 08/01/16[b]	75,701,000	75,890,253

		433,112,428

TEXTILES – 0.12%
Mohawk Industries Inc.
6.63%, 01/15/16	5,000,000	4,676,910

		4,676,910

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,245,904,737)		3,597,420,758

SHORT-TERM INVESTMENTS – 7.50%

MONEY MARKET FUNDS – 7.50%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.26%[c,d,e]	194,716,408	194,716,408
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.21%[c,d,e]	27,467,817	27,467,817

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%[c,d]	60,332,585	$60,332,585

		282,516,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $282,516,810)		282,516,810

TOTAL INVESTMENTS IN SECURITIES – 103.03% (Cost: $3,528,421,547)		3,879,937,568

Other Assets, Less Liabilities – (3.03)%		(114,144,620)

NET ASSETS – 100.00%		$3,765,792,948

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

84	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 97.87%

AGRICULTURE – 6.36%
Altria Group Inc.
8.50%, 11/10/13[a]	$118,037,000	$136,456,098
9.70%, 11/10/18	118,317,000	144,698,811
10.20%, 02/06/39[a]	118,372,000	157,912,808
Philip Morris International Inc.
4.88%, 05/16/13	118,329,000	125,727,572
5.65%, 05/16/18[a]	118,336,000	126,150,909
6.38%, 05/16/38[a]	119,015,000	134,265,582

		825,211,780

BANKS – 14.38%
Bank of America Corp.
4.90%, 05/01/13[a]	118,287,000	120,060,122
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	118,017,000	127,312,019
Barclays Bank PLC
5.20%, 07/10/14[b]	118,339,000	125,240,530
6.75%, 05/22/19[b]	116,663,000	127,338,249
Credit Suisse New York
5.00%, 05/15/13[a]	118,312,000	124,536,276
5.30%, 08/13/19	118,500,000	119,605,842
Deutsche Bank AG London
5.38%, 10/12/12	117,893,000	127,286,753
Fifth Third Bancorp
6.25%, 05/01/13[a]	119,963,000	121,689,044
HSBC Holdings PLC
6.50%, 09/15/37	118,868,000	121,097,743
KeyCorp
6.50%, 05/14/13[a]	118,486,000	119,392,418
Regions Bank
7.50%, 05/15/18[a]	118,155,000	105,994,991
UBS AG Stamford
5.75%, 04/25/18[a]	118,341,000	116,741,030
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38[a]	119,124,000	123,407,699
Wachovia Corp./Wells Fargo & Co.
5.50%, 05/01/13[a]	117,972,000	125,620,591

Security	Principal	Value
Wells Fargo & Co.
5.63%, 12/11/17[a]	$153,073,000	$159,866,788

		1,865,190,095

BEVERAGES – 1.15%
PepsiCo Inc.
7.90%, 11/01/18	118,847,000	149,475,499

		149,475,499

CHEMICALS – 3.05%
Dow Chemical Co. (The)
7.60%, 05/15/14	117,154,000	126,560,719
8.55%, 05/15/19	118,282,000	128,529,239
9.40%, 05/15/39	117,034,000	140,410,577

		395,500,535

COMMERCIAL SERVICES – 0.04%
Western Union Co. (The)
6.50%, 02/26/14	4,040,000	4,420,002

		4,420,002

COMPUTERS – 3.22%
Hewlett-Packard Co.
4.50%, 03/01/13[a]	118,306,000	125,891,279
IBM International Group Capital LLC
5.05%, 10/22/12	118,291,000	128,143,824
International Business Machines Corp.
8.00%, 10/15/38[a]	118,281,000	163,730,517

		417,765,620

DIVERSIFIED FINANCIAL SERVICES – 27.77%
Allstate Life Global Funding Trusts
5.38%, 04/30/13[a]	118,312,000	124,800,668
American Express Co.
8.13%, 05/20/19[a]	118,282,000	133,329,400
8.15%, 03/19/38[a]	118,856,000	137,015,057
American Express Credit Corp. Series C
7.30%, 08/20/13	149,967,000	163,693,480
BP Capital Markets PLC
5.25%, 11/07/13[a]	118,830,000	129,631,915
Capital One Bank USA N.A.
8.80%, 07/15/19	96,590,000	103,207,960

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2009

Security	Principal	Value
Caterpillar Financial Services Corp.
6.13%, 02/17/14	$118,500,000	$130,709,174
Citigroup Inc.
5.30%, 10/17/12	96,952,000	97,841,855
5.50%, 04/11/13[a]	17,407,000	17,345,205
8.13%, 07/15/39	118,500,000	122,144,468
8.50%, 05/22/19[a]	117,674,000	127,944,847
CME Group Inc.
5.40%, 08/01/13	118,143,000	127,505,833
General Electric Capital Corp.
5.25%, 10/19/12	118,279,000	124,432,686
5.63%, 05/01/18[a]	118,471,000	118,372,034
5.88%, 01/14/38[a]	118,248,000	104,088,534
Goldman Sachs Group Inc. (The)
6.00%, 05/01/14[a]	143,841,000	154,785,810
6.15%, 04/01/18[a]	118,476,000	124,093,748
6.75%, 10/01/37[a]	118,477,000	116,593,136
International Lease Finance Corp.
6.38%, 03/25/13[a]	118,070,000	94,570,641
JPMorgan Chase & Co.
4.65%, 06/01/14[a]	118,282,000	123,633,518
6.30%, 04/23/19[a]	118,715,000	129,923,906
6.40%, 05/15/38[a]	118,295,000	130,577,433
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	118,290,000	120,422,414
7.75%, 05/14/38[a]	118,311,000	124,072,746
Morgan Stanley
6.00%, 04/28/15[a]	118,266,000	124,587,717
7.30%, 05/13/19[a]	118,560,000	131,630,005
NYSE Euronext
4.80%, 06/28/13[a]	118,008,000	124,028,768
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	118,279,000	124,161,743
6.50%, 07/15/18	118,220,000	126,074,355
SLM Corp.
8.45%, 06/15/18	118,161,000	89,969,097

		3,601,188,153

Security	Principal	Value
ELECTRIC – 0.98%
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	$119,424,000	$127,304,790

		127,304,790

FOREST PRODUCTS & PAPER – 0.96%
International Paper Co.
7.95%, 06/15/18[a]	118,329,000	123,755,614

		123,755,614

HEALTH CARE - SERVICES – 0.95%
UnitedHealth Group Inc.
6.88%, 02/15/38[a]	117,978,000	123,280,672

		123,280,672

INSURANCE – 4.56%
American International Group Inc.
5.85%, 01/16/18	118,350,000	77,574,719
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18[a]	110,114,000	116,578,242
Berkshire Hathaway Inc.
5.13%, 09/15/12[a]	125,492,000	136,611,101
MetLife Inc.
6.75%, 06/01/16	117,637,000	130,385,823
MetLife Inc. Series A
6.82%, 08/15/18[a]	118,319,000	130,109,271

		591,259,156

MEDIA – 4.14%
Comcast Corp.
6.95%, 08/15/37[a]	118,850,000	133,206,000
Time Warner Cable Inc.
6.75%, 06/15/39[a]	117,674,000	125,415,367
7.50%, 04/01/14	118,460,000	135,932,597
8.25%, 04/01/19	118,277,000	141,732,512

		536,286,476

OIL & GAS – 6.07%
ConocoPhillips
4.75%, 02/01/14[a]	118,568,000	126,671,321
5.75%, 02/01/19	119,049,000	129,719,600
6.50%, 02/01/39	119,477,000	137,120,169

86	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2009

Security	Principal	Value
Shell International Finance BV
4.00%, 03/21/14	$116,906,000	$122,394,746
6.38%, 12/15/38[a]	119,716,000	140,735,972
XTO Energy Inc.
6.50%, 12/15/18	118,287,000	130,615,187

		787,256,995

PHARMACEUTICALS – 10.29%
Abbott Laboratories
5.13%, 04/01/19	118,579,000	126,235,646
6.15%, 11/30/37	118,407,000	134,557,592
AstraZeneca PLC
6.45%, 09/15/37[a]	118,398,000	138,504,348
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	118,266,000	126,203,503
5.65%, 05/15/18	118,266,000	128,281,704
6.38%, 05/15/38	118,331,000	137,773,044
Pfizer Inc.
5.35%, 03/15/15	118,697,000	131,499,340
6.20%, 03/15/19	118,714,000	133,528,833
7.20%, 03/15/39	118,666,000	149,758,227
Wyeth
5.95%, 04/01/37[a]	118,868,000	128,565,862

		1,334,908,099

REAL ESTATE INVESTMENT TRUSTS – 0.93%
Simon Property Group LP
5.30%, 05/30/13	119,192,000	120,671,585

		120,671,585

RETAIL – 3.97%
CVS Caremark Corp.
5.75%, 06/01/17[a]	118,555,000	126,557,581
Walgreen Co.
4.88%, 08/01/13[a]	118,294,000	126,662,118
Wal-Mart Stores Inc.
4.25%, 04/15/13[a]	118,298,000	125,841,863
6.50%, 08/15/37	118,306,000	135,731,021

		514,792,583

SOFTWARE – 1.90%
Oracle Corp.
3.75%, 07/08/14	118,312,000	122,276,280
5.00%, 07/08/19[a]	118,327,000	123,926,250

		246,202,530

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 6.18%
AT&T Inc.
4.95%, 01/15/13[a]	$120,463,000	$128,925,525
5.50%, 02/01/18[a]	121,478,000	127,320,286
6.55%, 02/15/39	117,835,000	128,772,457
Telecom Italia Capital SA
7.72%, 06/04/38[a]	118,948,000	137,595,478
Verizon Communications Inc.
6.40%, 02/15/38	118,908,000	129,801,360
8.75%, 11/01/18	118,283,000	149,432,549

		801,847,655

TRANSPORTATION – 0.97%
United Parcel Service Inc.
4.50%, 01/15/13[a]	118,279,000	126,251,001

		126,251,001

TOTAL CORPORATE BONDS & NOTES
(Cost: $11,629,277,227)		12,692,568,840

SHORT-TERM INVESTMENTS – 1.47%

MONEY MARKET FUNDS – 1.47%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.26%[b,c,d]	108,345,003	108,345,003
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.21% [b,c,d]	15,283,770	15,283,770
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08% [b,c]	67,076,962	67,076,962

		190,705,735

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,705,735)		190,705,735

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2009

Value

TOTAL INVESTMENTS IN SECURITIES – 99.34% (Cost: $11,819,982,962)	$12,883,274,575

Other Assets, Less Liabilities – 0.66%	85,817,631

NET ASSETS – 100.00%	$12,969,092,206

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

88	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2009

Security	Principal	Value
SOVEREIGN BONDS & NOTES[a] – 83.75%

ARGENTINA – 1.80%
Argentina (Republic of)
2.50%, 12/31/38[b]	$10,500,000	$2,861,250
8.28%, 12/31/33[c]	7,631,834	4,426,465

		7,287,715

BRAZIL – 10.96%
Brazil (Federative Republic of)
6.50%, 06/10/19[d]	4,200,000	4,368,000
7.13%, 01/20/37	9,660,000	10,674,300
8.00%, 01/15/18	16,263,333	18,499,541
10.13%, 05/15/27	4,200,000	5,922,000
11.00%, 08/17/40	3,780,000	4,972,590

		44,436,431

BULGARIA – 1.36%
Bulgaria (Republic of)
8.25%, 01/15/15	5,040,000	5,518,800

		5,518,800

CHILE – 0.68%
Chile (Republic of)
5.50%, 01/15/13	2,520,000	2,759,236

		2,759,236

COLOMBIA – 4.25%
Colombia (Republic of)
7.38%, 01/27/17	9,660,000	10,674,300
7.38%, 09/18/37	6,300,000	6,574,050

		17,248,350

EL SALVADOR – 0.75%
El Salvador (Republic of)
7.65%, 06/15/35[d]	3,360,000	3,024,000

		3,024,000

INDONESIA – 4.59%
Indonesia (Republic of)
6.63%, 02/17/37	15,540,000	14,296,800
6.88%, 01/17/18	4,200,000	4,315,500

		18,612,300

IRAQ – 1.79%
Iraq (Republic of)
5.80%, 01/15/28[d]	10,500,000	7,245,000

		7,245,000

Security	Principal	Value
LEBANON – 3.10%
Lebanon (Republic of)
9.00%, 03/20/17	$11,340,000	$12,587,400

		12,587,400

MEXICO – 6.60%
United Mexican States
5.63%, 01/15/17	12,600,000	12,757,500
5.88%, 02/17/14	4,200,000	4,431,000
6.75%, 09/27/34	9,240,000	9,575,412

		26,763,912

PANAMA – 1.87%
Panama (Republic of)
6.70%, 01/26/36	3,780,000	3,846,150
7.25%, 03/15/15	3,360,000	3,726,240

		7,572,390

PERU – 4.36%
Peru (Republic of)
6.55%, 03/14/37	5,880,000	5,850,600
8.38%, 05/03/16	10,080,000	11,818,800

		17,669,400

PHILIPPINE ISLANDS – 5.98%
Philippines (Republic of)
7.75%, 01/14/31	17,010,000	18,518,787
8.00%, 01/15/16	5,040,000	5,726,952

		24,245,739

POLAND – 3.58%
Poland (Republic of)
5.00%, 10/19/15	6,300,000	6,424,740
6.38%, 07/15/19	7,560,000	8,108,100

		14,532,840

RUSSIA – 10.61%
Russian Federation
7.50%, 03/31/30[d]	42,134,400	43,029,756

		43,029,756

SOUTH AFRICA – 4.53%
South Africa (Republic of)
5.88%, 05/30/22	4,200,000	4,168,500
7.38%, 04/25/12	13,020,000	14,191,800

		18,360,300

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2009

Security	Principal	Value
TURKEY – 8.30%
Turkey (Republic of)
6.88%, 03/17/36	$18,060,000	$17,292,450
7.25%, 03/15/15	15,120,000	16,348,500

		33,640,950

UKRAINE – 1.71%
Ukraine (Government of)
7.65%, 06/11/13	7,560,000	6,955,200

		6,955,200

URUGUAY – 2.21%
Uruguay (Republic of)
7.63%, 03/21/36	8,820,000	8,974,350

		8,974,350

VENEZUELA – 4.72%
Venezuela (Republic of)
5.75%, 02/26/16	18,900,000	12,946,500
9.25%, 09/15/27	8,400,000	6,174,000

		19,120,500

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $323,867,217)		339,584,569

QUASI-SOVEREIGN BONDS & NOTES[a] – 10.16%

MALAYSIA – 4.02%
Petronas Capital Ltd.
5.25%, 08/12/19[d]	11,760,000	11,657,313
7.00%, 05/22/12[d]	4,200,000	4,633,477

		16,290,790

MEXICO – 1.81%
Pemex Project Funding Master Trust
6.63%, 06/15/35[d]	5,040,000	4,573,800
Petroleos Mexicanos
8.00%, 05/03/19	2,520,000	2,787,876

		7,361,676

NETHERLANDS – 2.11%
KazMunaiGaz Finance Sub
8.38%, 07/02/13[d]	4,620,000	4,492,950
9.13%, 07/02/18[d]	4,200,000	4,047,750

		8,540,700

Security	Shares or Principal	Value
PHILIPPINES – 1.06%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[d]	$4,200,000	$4,320,960

		4,320,960

VENEZUELA – 1.16%
Petroleos de Venezuela SA
5.38%, 04/12/27	10,920,000	4,695,600

		4,695,600

TOTAL QUASI-SOVEREIGN BONDS & NOTES (Cost: $40,314,958)		41,209,726

U.S. GOVERNMENT BONDS & NOTES – 1.79%

UNITED STATES – 1.79%
U.S. Treasury Notes
3.25%, 06/30/16	7,140,000	7,260,880

		7,260,880

TOTAL U.S. GOVERNMENT BONDS & NOTES (Cost: $7,159,836)		7,260,880

SHORT-TERM INVESTMENTS – 1.23%

MONEY MARKET FUNDS – 1.23%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08%[e,f]	5,000,341	5,000,341

		5,000,341

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,000,341)		5,000,341

90	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 96.93% (Cost: $376,342,352)	$393,055,516

Other Assets, Less Liabilities – 3.07%	12,446,595

NET ASSETS – 100.00%	$405,502,111

[a]	Investments are denominated in U.S. dollars.
[b]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[c]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2009

	iShares Barclays
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,082,356,005	$1,507,694,984	$348,390,273	$340,752,298
Affiliated issuers (Note 2)	168,960,737	50,408,276	10,962,741	164,844,525

Total cost of investments	$3,251,316,742	$1,558,103,260	$359,353,014	$505,596,823

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,171,137,221	$1,596,164,884	$371,471,220	$351,908,931
Affiliated issuers (Note 2)	168,960,737	50,408,276	10,962,741	164,844,525

Total fair value of investments	3,340,097,958	1,646,573,160	382,433,961	516,753,456
Receivables:
Investment securities sold	74,302,741	9,517,861	7,065,503	21,214,042
Due from custodian (Note 4)	7,857,724	1,868,464	1,394,193	–
Interest	44,863,662	23,802,132	5,866,458	3,538,597
Capital shares sold	3,504,642	809,112	–	–

Total Assets	3,470,626,727	1,682,570,729	396,760,115	541,506,095

LIABILITIES
Payables:
Investment securities purchased	104,993,775	20,127,294	8,762,400	20,285,653
Collateral for securities on loan (Note 5)	136,165,706	36,245,469	8,416,774	163,521,072
Investment advisory fees (Note 2)	513,001	255,471	60,934	59,142

Total Liabilities	241,672,482	56,628,234	17,240,108	183,865,867

NET ASSETS	$3,228,954,245	$1,625,942,495	$379,520,007	$357,640,228

Net assets consist of:
Paid-in capital	$3,136,359,999	$1,540,415,700	$357,783,366	$346,744,161
Undistributed net investment income	9,188,261	5,819,179	1,469,219	929,803
Accumulated net realized loss	(5,375,231)	(8,762,284)	(2,813,525)	(1,190,369)
Net unrealized appreciation	88,781,216	88,469,900	23,080,947	11,156,633

NET ASSETS	$3,228,954,245	$1,625,942,495	$379,520,007	$357,640,228

Shares outstanding[b]	31,500,000	16,100,000	3,800,000	3,400,000

Net asset value per share	$102.51	$100.99	$99.87	$105.19

[a]	Securities on loan with values of $133,277,486, $35,485,729, $8,238,554 and $160,537,471, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

92	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2009

	iShares Barclays
	Government/ Credit Bond Fund	MBS Bond Fund	Agency Bond Fund	Aggregate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$120,078,833	$1,612,960,540	$211,201,002	$9,926,916,579
Affiliated issuers (Note 2)	48,170,557	1,622,335,099	85,120,540	7,238,962,589

Total cost of investments	$168,249,390	$3,235,295,639	$296,321,542	$17,165,879,168

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$123,620,282	$1,632,775,085	$213,564,938	$10,158,749,428
Affiliated issuers (Note 2)	48,170,557	1,622,335,099	85,120,540	7,238,962,589

Total fair value of investments	171,790,839	3,255,110,184	298,685,478	17,397,712,017
Receivables:
Investment securities sold	2,642,517	78,411,025	–	285,846,063
Interest	1,336,299	3,452,122	1,769,016	77,687,587
Capital shares sold	–	–	–	33,545,578

Total Assets	175,769,655	3,336,973,331	300,454,494	17,794,791,245

LIABILITIES
Payables:
Investment securities purchased	2,015,046	1,690,614,944	246,395	4,137,913,375
Collateral for securities on loan (Note 5)	47,646,203	–	84,389,698	3,365,157,304
Investment advisory fees (Note 2)	21,185	341,923	36,423	1,710,836

Total Liabilities	49,682,434	1,690,956,867	82,672,516	7,504,781,515

NET ASSETS	$126,087,221	$1,646,016,464	$215,781,978	$10,290,009,730

Net assets consist of:
Paid-in capital	$122,651,028	$1,600,396,422	$213,066,992	$10,010,024,636
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	328,078	(20,724,499)	327,985	(34,945,916)
Undistributed net realized gain (accumulated net realized loss)	(433,334)	46,529,996	23,065	83,098,161
Net unrealized appreciation	3,541,449	19,814,545	2,363,936	231,832,849

NET ASSETS	$126,087,221	$1,646,016,464	$215,781,978	$10,290,009,730

Shares outstanding[b]	1,200,000	15,500,000	2,000,000	99,500,000

Net asset value per share	$105.07	$106.19	$107.89	$103.42

[a]	Securities on loan with values of $46,765,277, $–, $82,760,688 and $3,298,815,023, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2009

	iShares iBoxx		iShares JPMorgan
	$ High Yield Corporate Bond Fund	$ Investment Grade Corporate Bond Fund	USD Emerging Markets Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,245,904,737	$11,384,939,213	$371,342,011
Affiliated issuers (Note 2)	282,516,810	435,043,749	5,000,341

Total cost of investments	$3,528,421,547	$11,819,982,962	$376,342,352

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,597,420,758	$12,439,990,061	$388,055,175
Affiliated issuers (Note 2)	282,516,810	443,284,514	5,000,341

Total fair value of investments	3,879,937,568	12,883,274,575	393,055,516
Receivables:
Investment securities sold	117,773,521	563,757,730	28,114,707
Interest	85,779,208	199,750,070	7,361,746
Capital shares sold	83,117	10,343,048	–

Total Assets	4,083,573,414	13,657,125,423	428,531,969

LIABILITIES
Payables:
Investment securities purchased	94,012,110	562,776,714	22,831,477
Collateral for securities on loan (Note 5)	222,184,225	123,628,773	–
Investment advisory fees (Note 2)	1,584,131	1,627,730	198,381

Total Liabilities	317,780,466	688,033,217	23,029,858

NET ASSETS	$3,765,792,948	$12,969,092,206	$405,502,111

Net assets consist of:
Paid-in capital	$3,545,534,406	$12,236,866,602	$393,119,275
Undistributed net investment income	26,936,971	56,270,768	1,616,440
Accumulated net realized loss	(158,194,450)	(387,336,777)	(5,946,768)
Net unrealized appreciation	351,516,021	1,063,291,613	16,713,164

NET ASSETS	$3,765,792,948	$12,969,092,206	$405,502,111

Shares outstanding[b]	46,500,000	124,800,000	4,200,000

Net asset value per share	$80.98	$103.92	$96.55

[a]	Securities on loan with values of $217,245,493, $120,936,025 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

94	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2009

	iShares Barclays
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$47,281,988	$31,517,422	$8,097,457	$5,979,171
Interest from affiliated issuers (Note 2)	11,342	5,874	2,379	593
Securities lending income from affiliated issuers (Note 2)	49,588	22,728	5,879	124,449

Total investment income	47,342,918	31,546,024	8,105,715	6,104,213

EXPENSES
Investment advisory fees (Note 2)	2,087,004	1,135,342	280,791	338,019

Total expenses	2,087,004	1,135,342	280,791	338,019

Net investment income	45,255,914	30,410,682	7,824,924	5,766,194

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	6,702,190	(2,633,247)	(1,103,902)	(1,298,610)
In-kind redemptions	–	–	310,055	1,423,882

Net realized gain (loss)	6,702,190	(2,633,247)	(793,847)	125,272

Net change in unrealized appreciation (depreciation)	103,451,542	107,384,885	31,539,388	8,627,683

Net realized and unrealized gain	110,153,732	104,751,638	30,745,541	8,752,955

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$155,409,646	$135,162,320	$38,570,465	$14,519,149

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2009

	iShares Barclays
	Government/ Credit Bond Fund	MBS Bond Fund	Agency Bond Fund	Aggregate Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$2,219,226	$61,594	$1,748,897	$126,259,139
Interest from affiliated issuers (Note 2)	213	1,392,926	273	5,666,368
Securities lending income from affiliated issuers (Note 2)	36,213	–	24,506	2,514,300

Total investment income	2,255,652	1,454,520	1,773,676	134,439,807

EXPENSES
Investment advisory fees (Note 2)	117,438	1,836,502	162,021	9,821,998

Total expenses	117,438	1,836,502	162,021	9,821,998

Net investment income (loss)	2,138,214	(381,982)	1,611,655	124,617,809

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(609,568)	26,631,759	(164,308)	57,296,807
In-kind redemptions	463,087	–	–	6,000,571

Net realized gain (loss)	(146,481)	26,631,759	(164,308)	63,297,378

Net change in unrealized appreciation (depreciation)	4,582,595	16,461,758	1,781,659	328,133,557

Net realized and unrealized gain	4,436,114	43,093,517	1,617,351	391,430,935

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,574,328	$42,711,535	$3,229,006	$516,048,744

See notes to financial statements.

96	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2009

	iShares iBoxx		iShares JPMorgan
	$ High Yield Corporate Bond Fund	$ Investment Grade Corporate Bond Fund	USD Emerging Markets Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$175,010,156	$343,482,154	$8,423,099
Interest from affiliated issuers (Note 2)	23,012	3,979,289	1,168
Securities lending income from affiliated issuers (Note 2)	256,730	148,276	–

Total investment income	175,289,898	347,609,719	8,424,267

EXPENSES
Investment advisory fees (Note 2)	7,471,726	8,366,165	717,659

Total expenses	7,471,726	8,366,165	717,659

Net investment income	167,818,172	339,243,554	7,706,608

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(106,103,415)	12,380,787	(3,566,275)
Investments in affiliated issuers (Note 2)	–	5,303,735	–
In-kind redemptions	28,450,899	6,884,798	377,014

Net realized gain (loss)	(77,652,516)	24,569,320	(3,189,261)

Net change in unrealized appreciation (depreciation)	577,853,993	1,233,826,344	35,636,462

Net realized and unrealized gain	500,201,477	1,258,395,664	32,447,201

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$668,019,649	$1,597,639,218	$40,153,809

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays 1-3 Year Credit Bond Fund		iShares Barclays Intermediate Credit Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,255,914	$26,437,895	$30,410,682	$16,203,315
Net realized gain (loss)	6,702,190	(12,023,305)	(2,633,247)	(5,954,261)
Net change in unrealized appreciation (depreciation)	103,451,542	(19,804,922)	107,384,885	(21,530,274)

Net increase (decrease) in net assets resulting from operations	155,409,646	(5,390,332)	135,162,320	(11,281,220)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(40,165,622)	(23,091,772)	(27,182,574)	(14,004,609)

Total distributions to shareholders	(40,165,622)	(23,091,772)	(27,182,574)	(14,004,609)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,955,679,077	887,553,048	868,319,748	501,364,539

Net increase in net assets from capital share transactions	1,955,679,077	887,553,048	868,319,748	501,364,539

INCREASE IN NET ASSETS	2,070,923,101	859,070,944	976,299,494	476,078,710

NET ASSETS
Beginning of period	1,158,031,144	298,960,200	649,643,001	173,564,291

End of period	$3,228,954,245	$1,158,031,144	$1,625,942,495	$649,643,001

Undistributed net investment income included in net assets at end of period	$9,188,261	$4,097,969	$5,819,179	$2,591,071

SHARES ISSUED
Shares sold	19,600,000	9,000,000	9,100,000	5,300,000

Net increase in shares outstanding	19,600,000	9,000,000	9,100,000	5,300,000

See notes to financial statements.

98	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Credit Bond Fund		iShares Barclays Intermediate Government/Credit Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,824,924	$5,510,928	$5,766,194	$9,307,205
Net realized gain (loss)	(793,847)	(1,454,521)	125,272	(1,137,750)
Net change in unrealized appreciation (depreciation)	31,539,388	(9,283,356)	8,627,683	(3,210,071)

Net increase (decrease) in net assets resulting from operations	38,570,465	(5,226,949)	14,519,149	4,959,384

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,219,326)	(4,829,078)	(5,816,169)	(8,858,347)

Total distributions to shareholders	(7,219,326)	(4,829,078)	(5,816,169)	(8,858,347)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	149,813,719	165,590,058	61,701,870	164,021,564
Cost of shares redeemed	(8,876,120)	(8,796,192)	(20,560,513)	(9,826,380)

Net increase in net assets from capital share transactions	140,937,599	156,793,866	41,141,357	154,195,184

INCREASE IN NET ASSETS	172,288,738	146,737,839	49,844,337	150,296,221

NET ASSETS
Beginning of period	207,231,269	60,493,430	307,795,891	157,499,670

End of period	$379,520,007	$207,231,269	$357,640,228	$307,795,891

Undistributed net investment income included in net assets at end of period	$1,469,219	$863,621	$929,803	$979,778

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	1,800,000	600,000	1,600,000
Shares redeemed	(100,000)	(100,000)	(200,000)	(100,000)

Net increase in shares outstanding	1,500,000	1,700,000	400,000	1,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Government/Credit Bond Fund		iShares Barclays MBS Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$2,138,214	$3,489,837	$(381,982)	$12,551,723
Net realized gain (loss)	(146,481)	627,455	26,631,759	34,154,873
Net change in unrealized appreciation (depreciation)	4,582,595	(2,479,821)	16,461,758	2,054,092

Net increase in net assets resulting from operations	6,574,328	1,637,471	42,711,535	48,760,688

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,154,660)	(3,301,212)	(23,131,953)	(28,843,745)
From net realized gain	–	–	–	(169,036)

Total distributions to shareholders	(2,154,660)	(3,301,212)	(23,131,953)	(29,012,781)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,625,043	71,097,257	537,848,949	1,048,235,847
Cost of shares redeemed	(10,170,796)	(10,372,018)	(31,189,291)	(349,465,443)

Net increase in net assets from capital share transactions	10,454,247	60,725,239	506,659,658	698,770,404

INCREASE IN NET ASSETS	14,873,915	59,061,498	526,239,240	718,518,311

NET ASSETS
Beginning of period	111,213,306	52,151,808	1,119,777,224	401,258,913

End of period	$126,087,221	$111,213,306	$1,646,016,464	$1,119,777,224

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$328,078	$344,524	$(20,724,499)	$2,789,436

SHARES ISSUED AND REDEEMED
Shares sold	200,000	700,000	5,100,000	10,200,000
Shares redeemed	(100,000)	(100,000)	(300,000)	(3,400,000)

Net increase in shares outstanding	100,000	600,000	4,800,000	6,800,000

See notes to financial statements.

100	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Agency Bond Fund		iShares Barclays Aggregate Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Period from November 5, 2008[a] to February 28, 2009	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,611,655	$255,517	$124,617,809	$329,880,383
Net realized gain (loss)	(164,308)	187,373	63,297,378	94,320,636
Net change in unrealized appreciation (depreciation)	1,781,659	582,277	328,133,557	(236,281,330)

Net increase in net assets resulting from operations	3,229,006	1,025,167	516,048,744	187,919,689

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,390,464)	(148,723)	(191,757,053)	(423,902,792)

Total distributions to shareholders	(1,390,464)	(148,723)	(191,757,053)	(423,902,792)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	139,045,031	74,021,961	589,835,919	1,960,233,206
Cost of shares redeemed	–	–	(281,587,891)	(588,388,697)

Net increase in net assets from capital share transactions	139,045,031	74,021,961	308,248,028	1,371,844,509

INCREASE IN NET ASSETS	140,883,573	74,898,405	632,539,719	1,135,861,406

NET ASSETS
Beginning of period	74,898,405	–	9,657,470,011	8,521,608,605

End of period	$215,781,978	$74,898,405	$10,290,009,730	$9,657,470,011

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$327,985	$106,794	$(34,945,916)	$32,193,328

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	700,000	5,800,000	19,500,000
Shares redeemed	–	–	(2,800,000)	(6,000,000)

Net increase in shares outstanding	1,300,000	700,000	3,000,000	13,500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond Fund		iShares iBoxx $ Investment Grade Corporate Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$167,818,172	$113,029,988	$339,243,554	$277,236,960
Net realized gain (loss)	(77,652,516)	(65,589,045)	24,569,320	(281,409,652)
Net change in unrealized appreciation (depreciation)	577,853,993	(207,616,952)	1,233,826,344	(173,088,878)

Net increase (decrease) in net assets resulting from operations	668,019,649	(160,176,009)	1,597,639,218	(177,261,570)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(162,631,791)	(92,708,396)	(324,755,835)	(249,259,889)

Total distributions to shareholders	(162,631,791)	(92,708,396)	(324,755,835)	(249,259,889)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,334,210,172	2,149,399,599	3,107,866,362	5,782,267,030
Cost of shares redeemed	(162,859,360)	(160,096,897)	(58,096,541)	(65,626,325)

Net increase in net assets from capital share transactions	1,171,350,812	1,989,302,702	3,049,769,821	5,716,640,705

INCREASE IN NET ASSETS	1,676,738,670	1,736,418,297	4,322,653,204	5,290,119,246

NET ASSETS
Beginning of period	2,089,054,278	352,635,981	8,646,439,002	3,356,319,756

End of period	$3,765,792,948	$2,089,054,278	$12,969,092,206	$8,646,439,002

Undistributed net investment income included in net assets at end of period	$26,936,971	$21,750,590	$56,270,768	$41,783,049

SHARES ISSUED AND REDEEMED
Shares sold	18,300,000	28,900,000	33,200,000	61,000,000
Shares redeemed	(2,300,000)	(2,100,000)	(600,000)	(700,000)

Net increase in shares outstanding	16,000,000	26,800,000	32,600,000	60,300,000

See notes to financial statements.

102	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares JPMorgan USD Emerging Markets Bond Fund
	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,706,608	$6,032,016
Net realized loss	(3,189,261)	(3,204,798)
Net change in unrealized appreciation (depreciation)	35,636,462	(19,027,409)

Net increase (decrease) in net assets resulting from operations	40,153,809	(16,200,191)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,023,495)	(5,173,598)

Total distributions to shareholders	(7,023,495)	(5,173,598)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	240,751,306	148,674,076
Cost of shares redeemed	(8,064,955)	(27,933,537)

Net increase in net assets from capital share transactions	232,686,351	120,740,539

INCREASE IN NET ASSETS	265,816,665	99,366,750

NET ASSETS
Beginning of period	139,685,446	40,318,696

End of period	$405,502,111	$139,685,446

Undistributed net investment income included in net assets at end of period	$1,616,440	$933,327

SHARES ISSUED AND REDEEMED
Shares sold	2,600,000	1,600,000
Shares redeemed	(100,000)	(300,000)

Net increase in shares outstanding	2,500,000	1,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	103

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Credit Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$97.31	$103.09	$100.76	$100.08

Income from investment operations:
Net investment income[b]	2.18	4.44	4.77	0.69
Net realized and unrealized gain (loss)[c]	5.12	(6.21)	2.27	0.28

Total from investment operations	7.30	(1.77)	7.04	0.97

Less distributions from:
Net investment income	(2.10)	(4.01)	(4.71)	(0.29)

Total distributions	(2.10)	(4.01)	(4.71)	(0.29)

Net asset value, end of period	$102.51	$97.31	$103.09	$100.76

Total return	7.64%[d]	(1.74)%	7.21%	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,228,954	$1,158,031	$298,960	$20,152
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.34%	4.50%	4.72%	4.67%
Portfolio turnover rate[f]	21%	67%	64%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Credit Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$92.81	$102.10	$101.17	$100.19

Income from investment operations:
Net investment income[b]	2.60	5.03	5.03	0.76
Net realized and unrealized gain (loss)[c]	8.06	(9.75)	1.04	0.51

Total from investment operations	10.66	(4.72)	6.07	1.27

Less distributions from:
Net investment income	(2.48)	(4.57)	(5.14)	(0.29)

Total distributions	(2.48)	(4.57)	(5.14)	(0.29)

Net asset value, end of period	$100.99	$92.81	$102.10	$101.17

Total return	11.75%[d]	(4.72)%	6.27%	1.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,625,942	$649,643	$173,564	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	5.36%	5.28%	5.01%	5.16%
Portfolio turnover rate[f]	11%	19%	28%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Credit Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$90.10	$100.82	$101.75	$100.57

Income from investment operations:
Net investment income[b]	2.64	5.24	5.36	0.83
Net realized and unrealized gain (loss)[c]	9.65	(11.05)	(0.97)	0.65

Total from investment operations	12.29	(5.81)	4.39	1.48

Less distributions from:
Net investment income	(2.52)	(4.91)	(5.32)	(0.30)

Total distributions	(2.52)	(4.91)	(5.32)	(0.30)

Net asset value, end of period	$99.87	$90.10	$100.82	$101.75

Total return	13.99%[d]	(5.91)%	4.53%	1.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$379,520	$207,231	$60,493	$20,350
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	5.57%	5.63%	5.38%	5.58%
Portfolio turnover rate[f]	15%	16%	34%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Government/Credit Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$102.60	$105.00	$100.81	$100.00

Income from investment operations:
Net investment income[b]	1.77	4.39	4.82	0.69
Net realized and unrealized gain (loss)[c]	2.64	(2.54)	4.02	0.40

Total from investment operations	4.41	1.85	8.84	1.09

Less distributions from:
Net investment income	(1.82)	(4.25)	(4.65)	(0.28)

Total distributions	(1.82)	(4.25)	(4.65)	(0.28)

Net asset value, end of period	$105.19	$102.60	$105.00	$100.81

Total return	4.40%[d]	1.80%	9.07%	1.09%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$357,640	$307,796	$157,500	$20,161
Ratio of expenses to average net assets[e]	0.20%	20.00%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	3.41%	4.29%	4.75%	4.65%
Portfolio turnover rate[f]	49%	29%	30%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Government/Credit Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$101.10	$104.30	$101.17	$100.23

Income from investment operations:
Net investment income[b]	1.88	4.55	4.95	0.72
Net realized and unrealized gain (loss)[c]	3.99	(3.37)	3.06	0.47

Total from investment operations	5.87	1.18	8.01	1.19

Less distributions from:
Net investment income	(1.90)	(4.38)	(4.88)	(0.25)

Total distributions	(1.90)	(4.38)	(4.88)	(0.25)

Net asset value, end of period	$105.07	$101.10	$104.30	$101.17

Total return	5.92%[d]	1.17%	8.22%	1.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$126,087	$111,213	$52,152	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	3.64%	4.49%	4.93%	4.84%
Portfolio turnover rate[f]	27%	46%	36%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays MBS Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Period from Mar. 13, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$104.65	$102.89	$100.96

Income from investment operations:
Net investment income (loss)[b]	(0.03)	1.86	4.28
Net realized and unrealized gain[c]	3.27	4.36	1.99

Total from investment operations	3.24	6.22	6.27

Less distributions from:
Net investment income	(1.70)	(4.43)	(4.34)
Net realized gain	–	(0.03)	–

Total distributions	(1.70)	(4.46)	(4.34)

Net asset value, end of period	$106.19	$104.65	$102.89

Total return	3.13%[d]	6.24%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,646,016	$1,119,777	$401,259
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets[e]	(0.05)%	1.82%	4.39%
Portfolio turnover rate[f,g]	618%	1,341%	1,038%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Agency Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Period from Nov. 5, 2008[a] to Feb. 28, 2009

Net asset value, beginning of period	$107.00	$102.21

Income from investment operations:
Net investment income[b]	1.07	0.88
Net realized and unrealized gain[c]	0.80	4.54

Total from investment operations	1.87	5.42

Less distributions from:
Net investment income	(0.98)	(0.63)

Total distributions	(0.98)	(0.63)

Net asset value, end of period	$107.89	$107.00

Total return	1.79%[d]	5.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$215,782	$74,898
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.99%	2.62%
Portfolio turnover rate[f]	28%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Aggregate Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of period	$100.08	$102.67	$100.50	$100.08	$101.72	$103.18

Income from investment operations:
Net investment income	1.29 [a]	3.58 [a]	4.86 [a]	4.71 [a]	3.83	3.73
Net realized and unrealized gain (loss)[b]	4.04	(1.54)	2.25	0.41	(1.32)	(1.62)

Total from investment operations	5.33	2.04	7.11	5.12	2.51	2.11

Less distributions from:
Net investment income	(1.99)	(4.63)	(4.94)	(4.70)	(4.15)	(3.57)

Total distributions	(1.99)	(4.63)	(4.94)	(4.70)	(4.15)	(3.57)

Net asset value, end of period	$103.42	$100.08	$102.67	$100.50	$100.08	$101.72

Total return	5.42%[c]	2.08%	7.32%	5.31%	2.53%	2.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,290,010	$9,657,470	$8,521,609	$5,396,824	$3,142,544	$1,291,817
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.54%	3.58%	4.86%	4.76%	3.89%	2.90%
Portfolio turnover rate[e,f]	252%	519%	458%	483%	456%	457%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Period from Apr. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$68.49	$95.31	$103.03

Income from investment operations:
Net investment income[b]	4.25	8.77	7.02
Net realized and unrealized gain (loss)[c]	12.50	(27.84)	(8.81)

Total from investment operations	16.75	(19.07)	(1.79)

Less distributions from:
Net investment income	(4.26)	(7.75)	(5.93)

Total distributions	(4.26)	(7.75)	(5.93)

Net asset value, end of period	$80.98	$68.49	$95.31

Total return	25.41%[d]	(21.06)%	(1.89)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,765,793	$2,089,054	$352,636
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	11.23%	11.18%	7.87%
Portfolio turnover rate[f]	23%	27%	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of period	$93.78	$105.21	$108.00	$107.20	$111.08	$112.78

Income from investment operations:
Net investment income	2.96 [a]	5.78 [a]	5.79 [a]	5.54 [a]	5.15	5.18
Net realized and unrealized gain (loss)[b]	10.07	(11.75)	(2.83)	0.68	(3.92)	(1.70)

Total from investment operations	13.03	(5.97)	2.96	6.22	1.23	3.48

Less distributions from:
Net investment income	(2.89)	(5.46)	(5.75)	(5.42)	(5.11)	(5.18)

Total distributions	(2.89)	(5.46)	(5.75)	(5.42)	(5.11)	(5.18)

Net asset value, end of period	$103.92	$93.78	$105.21	$108.00	$107.20	$111.08

Total return	14.28%[c]	(5.96)%	3.04%	6.03%	1.12%	3.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,969,092	$8,646,439	$3,356,320	$2,872,906	$2,401,378	$2,554,918
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	6.08%	5.96%	5.51%	5.26%	4.75%	4.71%
Portfolio turnover rate[e]	35%	48%	95%	89%	71%	32%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPMorgan USD Emerging Markets Bond Fund
	Six months ended Aug. 31, 2009 (Unaudited)	Year ended Feb. 28, 2009	Period from Dec. 17, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$82.17	$100.80	$100.32

Income from investment operations:
Net investment income[b]	2.98	5.83	1.09
Net realized and unrealized gain (loss)[c]	14.41	(19.17)	0.03

Total from investment operations	17.39	(13.34)	1.12

Less distributions from:
Net investment income	(3.01)	(5.29)	(0.64)

Total distributions	(3.01)	(5.29)	(0.64)

Net asset value, end of period	$96.55	$82.17	$100.80

Total return	21.62%[d]	(13.68)%	1.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$405,502	$139,685	$40,319
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	6.44%	6.61%	5.36%
Portfolio turnover rate[f]	33%	31%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund and iShares JPMorgan USD Emerging Markets Bond Fund (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Barclays Aggregate Bond Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITYVALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

116	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the values of the Funds’ investments according to the fair value hierarchy as of August 31, 2009. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund and Asset Class	Level 1	Level 2	Level 3	Total
Barclays 1-3 Year Credit
Corporate Bonds & Notes	$1,515,000	$2,938,153,612	$–	$2,939,668,612
Foreign Government Bonds & Notes	–	231,468,609	–	231,468,609
Short-Term Investments	168,960,737	–	–	168,960,737

	170,475,737	3,169,622,221	–	3,340,097,958

Barclays Intermediate Credit
Corporate Bonds & Notes	759,000	1,489,840,755	–	1,490,599,755
Foreign Government Bonds & Notes	–	103,541,269	–	103,541,269
Municipal Debt Obligations	–	2,023,860	–	2,023,860
Short-Term Investments	50,408,276	–	–	50,408,276

	51,167,276	1,595,405,884	–	1,646,573,160

Barclays Credit
Corporate Bonds & Notes	650,200	343,309,475	–	343,959,675
Foreign Government Bonds & Notes	–	22,942,466	–	22,942,466
Municipal Debt Obligations	–	4,569,079	–	4,569,079
Short-Term Investments	10,962,741	–	–	10,962,741

	11,612,941	370,821,020	–	382,433,961

Barclays Intermediate Government/Credit
Corporate Bonds & Notes	–	125,324,125	–	125,324,125
Foreign Government Bonds & Notes	–	10,840,040	–	10,840,040
U.S Government & Agency Obligations	–	215,744,766	–	215,744,766
Short-Term Investments	164,844,525	–	–	164,844,525

	164,844,525	351,908,931	–	516,753,456

Barclays Government/Credit
Corporate Bonds & Notes	–	47,808,170	–	47,808,170
Foreign Government Bonds & Notes	–	4,001,172	–	4,001,172
Municipal Debt Obligations	–	434,179	–	434,179
U.S. Government & Agency Obligations	–	71,376,761	–	71,376,761
Short-Term Investments	48,170,557	–	–	48,170,557

	48,170,557	123,620,282	–	171,790,839

Barclays MBS
U.S. Government Agency Obligations	–	1,632,775,085	–	1,632,775,085
Short-Term Investments	1,622,335,099	–	–	1,622,335,099

	1,622,335,099	1,632,775,085	–	3,255,110,184

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Bond Fund and Asset Class	Level 1	Level 2	Level 3	Total
Barclays Agency
U.S. Government Agency Obligations	$–	$201,639,275	$–	$201,639,275
Corporate Bonds & Notes	–	11,925,663	–	11,925,663
Short-Term Investments	85,120,540	–	–	85,120,540

	85,120,540	213,564,938	–	298,685,478

Barclays Aggregate
Corporate Bonds & Notes	–	2,405,333,940	–	2,405,333,940
Collateralized Mortgage Obligations	–	102,754,084	–	102,754,084
Foreign Government Bonds & Notes	–	180,295,249	–	180,295,249
Municipal Debt Obligations	–	28,352,806	–	28,352,806
U.S. Government & Agency Obligations	–	7,442,013,349	–	7,442,013,349
Short-Term Investments	7,238,962,589	–	–	7,238,962,589

	7,238,962,589	10,158,749,428	–	17,397,712,017

iBoxx $ High Yield Corporate
Corporate Bonds & Notes	–	3,597,420,758	–	3,597,420,758
Short-Term Investments	282,516,810	–	–	282,516,810

	282,516,810	3,597,420,758	–	3,879,937,568

iBoxx $ Investment Grade Corporate
Corporate Bonds & Notes	–	12,692,568,840	–	12,692,568,840
Short-Term Investments	190,705,735	–	–	190,705,735

	190,705,735	12,692,568,840	–	12,883,274,575

JPMorgan USD Emerging Markets
Sovereign Bonds & Notes	–	339,584,569	–	339,584,569
Quasi-Sovereign Bonds & Notes	–	41,209,726	–	41,209,726
U.S. Government Bonds & Notes	–	7,260,880	–	7,260,880
Short Term Investments	5,000,341	–	–	5,000,341

	5,000,341	388,055,175	–	393,055,516

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and

118	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2009.

Certain Funds had tax basis net capital loss carryforwards as of February 28, 2009, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Barclays 1-3 Year Credit	$–	$–	$–	$47,437	$10,833,280	$10,880,717
Barclays Intermediate Credit	–	–	–	61,218	5,969,484	6,030,702
Barclays Credit	–	–	–	63,716	1,574,319	1,638,035
Barclays Intermediate Government/Credit	–	–	–	34,704	1,168,228	1,202,932
Barclays Government/Credit	–	–	–	35,114	239,375	274,489
Barclays Aggregate	1,089,293	4,420,413	16,516,253	14,768,306	50,590,049	87,384,314
iBoxx $ High Yield Corporate	–	–	–	664,085	10,660,170	11,324,255
iBoxx $ Investment Grade Corporate	4,185,823	7,993,294	68,185,543	39,603,772	242,892,681	362,861,113
JPMorgan USD Emerging Markets	–	–	–	–	91,088	91,088

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2009 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Barclays 1-3 Year Credit	$3,251,605,936	$91,170,211	$(2,678,189)	$88,492,022
Barclays Intermediate Credit	1,558,380,865	90,064,494	(1,872,199)	88,192,295
Barclays Credit	359,356,956	24,031,550	(954,545)	23,077,005
Barclays Intermediate Government/Credit	505,677,320	11,381,648	(305,512)	11,076,136
Barclays Government/Credit	168,299,500	3,786,116	(294,777)	3,491,339
Barclays MBS	3,216,261,006	38,884,367	(35,189)	38,849,178
Barclays Agency	296,520,537	2,164,941	–	2,164,941
Barclays Aggregate	17,056,147,548	394,065,701	(52,501,232)	341,564,469
iBoxx $ High Yield Corporate	3,550,021,540	347,475,960	(17,559,932)	329,916,028
iBoxx $ Investment Grade Corporate	11,827,164,515	1,069,140,547	(13,030,487)	1,056,110,060
JPMorgan USD Emerging Markets	379,758,910	13,450,732	(154,126)	13,296,606

Management has reviewed the tax positions as of August 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

WHEN-ISSUED/TBA TRANSACTIONS

Certain Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

120	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee

Barclays 1-3 Year Credit	0.20%
Barclays Intermediate Credit	0.20
Barclays Credit	0.20
Barclays Intermediate Government/Credit	0.20
Barclays Government/Credit	0.20
Barclays MBS	0.25

iShares Bond Fund	Investment Advisory Fee

Barclays Agency	0.20%
Barclays Aggregate	0.20
iBoxx $ High Yield Corporate	0.50
iBoxx $ Investment Grade Corporate	0.15
JPMorgan USD Emerging Markets	0.60

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

The Barclays Capital indexes are maintained by Barclays Capital Inc. (“BarCap”), which is affiliated with, but a separate legal entity from, BGFA and Barclays Global Investors, N.A. (“BGI”). BGFA has no role in maintaining the underlying indexes. Based on the types of assets held by the Funds, and in accordance with the pricing policy and procedures approved by the Board, BarCap, along with other pricing services, provides investment market quotations for consideration in valuation of the Funds’ portfolios.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to BarCap. Pursuant to the same exemptive order, BGI serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2009, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees

Barclays 1-3 Year Credit	$ 49,588
Barclays Intermediate Credit	22,728
Barclays Credit	5,879
Barclays Intermediate Government/Credit	124,449
Barclays Government/Credit	36,213

iShares Bond Fund	Securities Lending Agent Fees

Barclays Agency	$ 24,506
Barclays Aggregate	2,514,300
iBoxx $ High Yield Corporate	256,730
iBoxx $ Investment Grade Corporate	148,276

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

For the six months ended August 31, 2009, the iShares iBoxx $ Investment Grade Corporate Bond Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate as follows:

Name of Affiliated Issuer	Principal Amount Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Period (in 000s)	Value at End of Period	Interest Income	Net Realized Loss

Barclays Bank PLC	$90,033	$265,828	$120,859	$235,002	$252,578,779	$3,937,512	$5,303,735

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2009 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays 1-3 Year Credit	$–	$–	$494,859,756	$432,948,365
Barclays Intermediate Credit	–	–	204,795,521	120,416,027
Barclays Credit	–	–	44,583,812	40,866,722
Barclays Intermediate Government/Credit	162,785,404	162,595,006	–	–
Barclays Government/Credit	23,353,467	23,266,847	10,541,866	7,757,403
Barclays MBS	9,188,113,041	8,665,863,859	–	–
Barclays Agency	37,855,284	38,559,320	8,596,513	5,662,604
Barclays Aggregate	24,170,363,477	24,175,925,145	265,478,056	245,603,385
iBoxx $ High Yield Corporate	–	–	759,016,632	657,385,831
iBoxx $ Investment Grade Corporate	–	–	4,021,449,013	3,765,511,067
JPMorgan USD Emerging Markets	4,937,703	–	71,875,751	82,167,230

122	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2009 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays 1-3 Year Credit	$1,867,657,790	$–
Barclays Intermediate Credit	783,747,917	–
Barclays Credit	146,480,600	8,089,723
Barclays Intermediate Government/Credit	60,950,559	20,213,359
Barclays Government/Credit	16,388,950	9,880,411
Barclays Agency	137,116,368	–
Barclays Aggregate	343,991,129	111,893,691
iBoxx $ High Yield Corporate	1,109,935,702	152,851,589
iBoxx $ Investment Grade Corporate	2,761,254,841	56,917,946
JPMorgan USD Emerging Markets	233,436,591	7,863,581

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Barclays Aggregate and iShares Barclays MBS Bond Funds, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case these Funds generally require the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. Investors purchasing and redeeming Creation Units in the Funds pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

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As of August 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of August 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGFA and BGI, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the investment management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds is scheduled to be held on November 4, 2009. Each shareholder of record as of the close of business on August 25, 2009 will receive notice of and be entitled to vote at the meeting.

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended August 31, 2009, events and transactions through October 23, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

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Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Barclays Aggregate Bond Fund for which BGFA provides investment advisory services, noting that such other series generally performed in line with relevant benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the other Funds; therefore, no directly comparable performance information was available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the

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comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

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FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was available for the iShares Barclays Aggregate Bond Fund but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as such Funds. The Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

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Board Review and Approval of New Investment Advisory Agreements (Unaudited)

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On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BGI and BGI’s business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). Assuming receipt of the requisite regulatory approvals and the satisfaction of other conditions to the closing, the subsidiaries of Barclays operating the BGI business, including BGFA (the “Adviser”), will be sold to BlackRock (the “Transaction”) for cash and BlackRock stock.

The Adviser currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Current Advisory Agreement”). Under the 1940 Act, the Transaction, if consummated, will result in the automatic termination of the Current Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, subject to shareholder approval.

Board Considerations in Approving the New Advisory Agreements

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between the Adviser and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BGI and the Adviser, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and the Adviser provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the current Investment Advisory Agreement between the Adviser and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of the Adviser, determined that the nature, extent and quality of the services provided by the Adviser under the Current Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to the Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Current Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Current Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by the Adviser discussing market conditions generally; (iii) on the profitability to the Adviser of the Current Advisory Agreements and other payments received by the Adviser and its affiliates from the Funds; and (iv) provided by the Adviser concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to the Adviser and its affiliates from their relationship with the Fund.

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At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BGI, the Adviser and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding the Adviser and the Funds. At these Board meetings, representatives of BGI, the Adviser and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of the Adviser in connection with the Transaction, including the anticipated senior management structure of the Adviser following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on the Adviser and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BGI, the Adviser and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by the Adviser, including portfolio management and compliance services;

•

that the Adviser and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of the Adviser will remain employees of the Adviser and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction Agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

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The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in connection with their most recent approval or continuation of each Current Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BGI, the Adviser and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by the Adviser and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by the Adviser, BGI and BlackRock that there would be no diminution in the scope of services required of or provided by the Adviser under the New Advisory Agreements for each Fund as compared to the scope of services provided by the Adviser under the Current Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered the Adviser’s investment philosophy and experience, noting that the Adviser and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered the Adviser’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that the Adviser reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered the Adviser’s investment processes and strategies, and matters related to the Adviser’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, the Adviser does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of the Adviser at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that the Adviser also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services the Adviser currently performs under the Current Advisory Agreements.

The Board noted the representations of the Adviser, BGI and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of the Adviser in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed the Adviser’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest

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shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by the Adviser under the New Advisory Agreements compared with the services provided by the Adviser under the Current Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of the Adviser (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Current and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Current Advisory Agreements. Further, the Board noted that representatives of the Adviser and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five- and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered the Adviser’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

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Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Current Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

Cost of services provided and profits realized by the Adviser from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of the Adviser with respect to the Funds based on the fees payable to the Adviser and its affiliates (including fees under the Current Advisory Agreements), and all other sources of revenue and expense to the Adviser and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Companies (including any securities lending by the Funds). The Board also discussed the Adviser’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by the Adviser under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Current Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of the Adviser and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect the Adviser’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by the Adviser in connection with the management of the Funds, the Adviser’s profitability in respect of the Funds was not expected to increase in a significant respect. The Adviser, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from the Adviser on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed the Adviser’s historic profitability as investment adviser to the iShares fund complex and noted that the Adviser had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that the Adviser had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Current and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Current and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

132	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

The Board noted representations from the Adviser and BlackRock that the Adviser will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

Fees and services provided for other comparable funds/accounts managed by the Adviser and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Current Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which the Adviser or BGI provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as the Adviser and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that the Adviser provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Current Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which the Adviser or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Current and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Current and New Advisory Agreements are fair and reasonable.

Other benefits to the Adviser and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by the Adviser under the Current Advisory Agreements, the Board reviewed any ancillary revenue received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser or its affiliates, such as any payment of revenue to BGI, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to the Adviser and BGI in connection with any investments by the Funds in other funds for which the Adviser provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that the Adviser does not use soft dollars or consider the value of research or other services that may be provided to the Adviser (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Adviser or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	133

Notes:

134	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	135

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia	IGN
Networking
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

136	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	137

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSEEPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1437-1009

138	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by iBoxx® or J.P. Morgan Securities Inc., nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® LET’S BUILD A BETTER INVESTMENT WORLD®. BARCLAYS GLOBAL INVESTORS

BGI-SAR-22-0809

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: November 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: November 4, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: November 4, 2009